UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.

BlackRock Advantage Large Cap Core V.I. Fund

BlackRock Advantage Large Cap Value V.I. Fund

BlackRock Advantage U.S. Total Market V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock iShares Alternative Strategies V.I. Fund

BlackRock iShares Dynamic Allocation V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 2.0%
Boeing Co. (The)	6,791	$2,226,633
Curtiss-Wright Corp.	673	90,902
General Dynamics Corp.	934	206,321
Lockheed Martin Corp.	952	321,709
Orbital ATK, Inc.	1,167	154,756
Raytheon Co.	31,526	6,803,941
Rockwell Collins, Inc.	3,288	443,387

		10,247,649
Airlines — 0.3%
Southwest Airlines Co.	30,541	1,749,388

Auto Components — 1.1%
BorgWarner, Inc.(a)	106,454	5,347,184
Tenneco, Inc.	4,062	222,882

		5,570,066
Banks — 5.1%
Bank of America Corp.	60,326	1,809,177
Citigroup, Inc.	72,983	4,926,353
Citizens Financial Group, Inc.	70,259	2,949,473
First Horizon National Corp.	49,762	937,018
First Republic Bank	52,727	4,883,047
JPMorgan Chase & Co.	20,738	2,280,558
SunTrust Banks, Inc.	38,424	2,614,369
Wells Fargo & Co.	85,468	4,479,378
Western Alliance Bancorp(b)	23,364	1,357,682

		26,237,055
Beverages — 1.5%
Brown-Forman Corp., Class B	12,976	705,908
Coca-Cola European Partners plc	36,242	1,509,842
Constellation Brands, Inc., Class A	1,864	424,843
Dr Pepper Snapple Group, Inc.	3,634	430,193
Molson Coors Brewing Co., Class B	18,521	1,395,187
PepsiCo, Inc.	30,307	3,308,009

		7,773,982
Biotechnology — 2.9%
AbbVie, Inc.	34,595	3,274,417
Amgen, Inc.	4,474	762,727
Celgene Corp.(b)	44,142	3,937,908
Gilead Sciences, Inc.	66,454	5,009,967
Regeneron Pharmaceuticals, Inc.(b)	5,134	1,767,944
United Therapeutics Corp.(b)	463	52,023

		14,804,986
Building Products — 0.8%
Allegion plc	3,514	299,709
Fortune Brands Home & Security, Inc.	67,906	3,998,984

		4,298,693
Capital Markets — 4.1%
Affiliated Managers Group, Inc.	5,732	1,086,672
CME Group, Inc.	10,067	1,628,237
Franklin Resources, Inc.	100,268	3,477,294
Intercontinental Exchange, Inc.	88,873	6,445,070
Invesco Ltd.	4,374	140,012
Moelis & Co., Class A	8,816	448,294
Northern Trust Corp.	1,318	135,925
Raymond James Financial, Inc.	1,665	148,868
S&P Global, Inc.	34,972	6,681,750
TD Ameritrade Holding Corp.	12,506	740,730

		20,932,852

Security	Shares	Value
Chemicals — 2.4%
Air Products & Chemicals, Inc.	39,385	$6,263,397
Eastman Chemical Co.	47,468	5,011,671
NewMarket Corp.	193	77,524
WR Grace & Co.	18,624	1,140,348

		12,492,940
Commercial Services & Supplies — 0.0%
LSC Communications, Inc.	12,729	222,121

Communications Equipment — 0.4%
Cisco Systems, Inc.	13,860	594,456
Motorola Solutions, Inc.	9,013	949,069
Palo Alto Networks, Inc.(b)	1,993	361,769

		1,905,294
Consumer Finance — 0.1%
Green Dot Corp., Class A(b)	4,180	268,189

Containers & Packaging — 0.3%
Crown Holdings, Inc.(b)	24,816	1,259,412

Diversified Consumer Services — 0.2%
H&R Block, Inc.	46,828	1,189,899

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(b)	18,686	3,727,483

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	110,632	3,944,031

Electric Utilities — 0.9%
IDACORP, Inc.	6,423	566,958
Pinnacle West Capital Corp.	35,406	2,825,399
Portland General Electric Co.(a)	25,144	1,018,583
PPL Corp.	2,085	58,985

		4,469,925
Electrical Equipment — 0.8%
AMETEK, Inc.	11,609	881,936
Rockwell Automation, Inc.	18,166	3,164,517

		4,046,453
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	37,624	3,240,555
Arrow Electronics, Inc.(b)	3,781	291,213
Dolby Laboratories, Inc., Class A(a)	15,622	992,934
SYNNEX Corp.	3,181	376,630
TE Connectivity Ltd.	35,385	3,534,962

		8,436,294
Energy Equipment & Services — 0.8%
Halliburton Co.	84,901	3,985,253

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	6,826	852,499
Outfront Media, Inc.	34,002	637,198
Prologis, Inc.	72,990	4,597,640
Simon Property Group, Inc.	41,616	6,423,430
Ventas, Inc.	55,961	2,771,748

		15,282,515
Food & Staples Retailing — 1.3%
Kroger Co. (The)	19,887	476,095
Performance Food Group Co.(b)	73,742	2,201,198
Walmart, Inc.	43,769	3,894,128

		6,571,421
Food Products — 2.2%
Archer-Daniels-Midland Co.	86,100	3,734,157
Bunge Ltd.	8,488	627,603
Hershey Co. (The)	12,708	1,257,583

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Kellogg Co.	54,975	$3,573,925
McCormick & Co., Inc. (Non-Voting)	7,775	827,182
Tyson Foods, Inc., Class A	18,841	1,378,973

		11,399,423
Health Care Equipment & Supplies — 2.4%
Danaher Corp.	69,979	6,851,644
Edwards Lifesciences Corp.(b)	17,742	2,475,364
IDEXX Laboratories, Inc.(b)	11,074	2,119,453
Medtronic plc	10,417	835,651

		12,282,112
Health Care Providers & Services — 3.0%
Aetna, Inc.	6,464	1,092,416
AmerisourceBergen Corp.	16,014	1,380,567
Express Scripts Holding Co.(b)	1,993	137,677
Humana, Inc.	21,611	5,809,685
McKesson Corp.	8,837	1,244,868
Quest Diagnostics, Inc.	34,487	3,459,046
UnitedHealth Group, Inc.	10,910	2,334,740

		15,458,999
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(b)	31,208	2,278,808

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	93,214	6,112,974
Extended Stay America, Inc.	52,268	1,033,338
McDonald’s Corp.	51,300	8,022,294
Texas Roadhouse, Inc.	5,811	335,760
Yum Brands, Inc.	4,656	396,365

		15,900,731
Household Durables — 0.6%
DR Horton, Inc.	21,523	943,568
Garmin Ltd.	7,237	426,477
Whirlpool Corp.	9,657	1,478,583

		2,848,628
Household Products — 0.6%
Colgate-Palmolive Co.	45,142	3,235,779

Industrial Conglomerates — 2.3%
3M Co.	35,791	7,856,840
General Electric Co.	27,087	365,133
Honeywell International, Inc.	25,901	3,742,954

		11,964,927
Insurance — 3.8%
Allstate Corp. (The)	13,232	1,254,394
Arthur J. Gallagher & Co.	9,929	682,420
Athene Holding Ltd., Class A(b)	38,464	1,838,964
First American Financial Corp.	19,583	1,149,130
Hartford Financial Services Group, Inc. (The)	20,951	1,079,395
Lincoln National Corp.	59,056	4,314,631
Marsh & McLennan Cos., Inc.	37,423	3,090,766
Prudential Financial, Inc.	28,220	2,922,181
Reinsurance Group of America, Inc.	1,127	173,558
Travelers Cos., Inc. (The)	11,659	1,618,969
Unum Group	33,111	1,576,415

		19,700,823
Internet & Direct Marketing Retail — 2.4%(b)
Amazon.com, Inc.	7,175	10,384,665
Netflix, Inc.	5,972	1,763,830

		12,148,495
Internet Software & Services — 4.3%(b)
Alphabet, Inc., Class A	4,549	4,717,950

Security	Shares	Value
Internet Software & Services (continued)
Alphabet, Inc., Class C	6,139	$6,334,159
Facebook, Inc., Class A	63,507	10,147,783
Twitter, Inc.	30,372	881,092

		22,080,984
IT Services — 5.7%
Accenture plc, Class A	23,466	3,602,031
Broadridge Financial Solutions, Inc.	22,222	2,437,531
EPAM Systems, Inc.(b)	9,434	1,080,382
First Data Corp., Class A(b)	117,372	1,877,952
International Business Machines Corp.	27,424	4,207,664
Mastercard, Inc., Class A	50,668	8,875,007
Square, Inc., Class A(b)	1,093	53,776
Total System Services, Inc.	4,667	402,575
Visa, Inc., Class A	54,906	6,567,856

		29,104,774
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	55,451	3,709,672
Waters Corp.(b)	2,445	485,699

		4,195,371
Machinery — 3.8%
Cummins, Inc.	16,090	2,608,028
Illinois Tool Works, Inc.	39,061	6,119,296
Ingersoll-Rand plc	17,142	1,465,812
PACCAR, Inc.	92,527	6,122,512
Xylem, Inc.(a)	43,577	3,351,943

		19,667,591
Media — 2.9%
Comcast Corp., Class A	166,924	5,703,793
Interpublic Group of Cos., Inc. (The)(a)	27,048	622,915
John Wiley & Sons, Inc., Class A	44,741	2,850,002
Time Warner, Inc.	15,770	1,491,526
Tribune Media Co., Class A	1,615	65,424
Walt Disney Co. (The)	39,261	3,943,375

		14,677,035
Metals & Mining — 1.0%
Newmont Mining Corp.	120,855	4,721,805
Worthington Industries, Inc.	5,320	228,334

		4,950,139
Multiline Retail — 1.1%
Kohl’s Corp.	24,420	1,599,754
Target Corp.	59,534	4,133,446

		5,733,200
Multi-Utilities — 1.5%
CMS Energy Corp.	129,143	5,848,886
DTE Energy Co.	6,115	638,406
Vectren Corp.	15,350	981,172

		7,468,464
Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	12,438	751,380
Antero Resources Corp.(b)	3,034	60,225
Chevron Corp.	2,134	243,361
Cimarex Energy Co.	4,075	381,013
ConocoPhillips	119,127	7,063,040
Exxon Mobil Corp.	31,226	2,329,772
Marathon Oil Corp.	61,180	986,833
Marathon Petroleum Corp.	21,375	1,562,726
Occidental Petroleum Corp.	30,476	1,979,721
ONEOK, Inc.	3,349	190,625
Peabody Energy Corp.	1,547	56,466
Suncor Energy, Inc.	63,552	2,195,086

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Large Cap Core V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	23,118	$2,144,657
Williams Cos., Inc. (The)	76,497	1,901,715

		21,846,620
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	31,353	4,694,171
Herbalife Ltd.(b)	1,232	120,083

		4,814,254
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	38,180	2,414,885
Eli Lilly & Co.	9,881	764,493
Johnson & Johnson	58,056	7,439,877
Merck & Co., Inc.	65,481	3,566,750
Zoetis, Inc.	69,183	5,777,472

		19,963,477
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	5,229	913,193

Road & Rail — 0.6%
Norfolk Southern Corp.	22,392	3,040,386

Semiconductors & Semiconductor Equipment — 4.8%
Applied Materials, Inc.	78,318	4,355,264
Broadcom Ltd.	6,797	1,601,713
Intel Corp.	45,230	2,355,579
Maxim Integrated Products, Inc.	72,268	4,351,979
NVIDIA Corp.	7,853	1,818,676
NXP Semiconductors NV(b)	517	60,489
Skyworks Solutions, Inc.	22,177	2,223,466
Texas Instruments, Inc.	73,161	7,600,696
Xilinx, Inc.	5,174	373,770

		24,741,632
Software — 4.7%
Activision Blizzard, Inc.	35,420	2,389,433
Adobe Systems, Inc.(b)	29,156	6,300,028
CDK Global, Inc.	323	20,459
Electronic Arts, Inc.(b)	3,238	392,575
Microsoft Corp.	99,537	9,084,742
SS&C Technologies Holdings, Inc.	46,197	2,478,007
Synopsys, Inc.(b)	20,432	1,700,760
Zendesk, Inc.(b)	37,287	1,784,929
Zynga, Inc., Class A(b)	46,251	169,279

		24,320,212
Specialty Retail — 1.1%
Lithia Motors, Inc., Class A	943	94,790
Penske Automotive Group, Inc.(a)	56,614	2,509,699
Tiffany & Co.	29,125	2,844,347

		5,448,836

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	89,866	$15,077,717
HP, Inc.	27,979	613,300
Pure Storage, Inc., Class A(b)	24,817	495,099

		16,186,116
Textiles, Apparel & Luxury Goods — 0.8%
Michael Kors Holdings Ltd.(b)	2,368	147,005
NIKE, Inc., Class B	24,422	1,622,598
Skechers U.S.A., Inc., Class A(b)	64,311	2,501,055

		4,270,658
Thrifts & Mortgage Finance — 0.4%
Essent Group Ltd.(b)	50,223	2,137,491

Tobacco — 0.4%
Altria Group, Inc.	28,762	1,792,448

Trading Companies & Distributors — 0.1%
Watsco, Inc.	3,239	586,162

Wireless Telecommunication Services — 0.6%
Sprint Corp.(a)(b)	122,035	595,531
Telephone & Data Systems, Inc.	44,647	1,251,455
T-Mobile US, Inc.(b)	18,475	1,127,714

		2,974,700

Total Common Stocks — 99.1% (Cost: $473,699,020)		507,548,369

Total Long-Term Investments — 99.1% (Cost: $473,699,020)		507,548,369

Short-Term Securities — 1.4%(c)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%(e)	3,634,610	3,634,610
JPMorgan US Treasury Plus Money Market Fund, Agency Class,
1.49%	162,300	162,300
SL Liquidity Series, LLC, Money Market Series,
1.87%(d)(e)	3,472,564	3,472,216

Total Short-Term Securities — 1.4% (Cost: $7,269,126)		7,269,126

Total Investments — 100.5% (Cost: $480,968,146)		514,817,495

Liabilities in Excess of Other Assets — (0.5)%		(2,346,436)

Net Assets — 100.0%		$512,471,059

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related party of the fund were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,977,061	(1,342,451)	3,634,610	$3,634,610	$14,334		$—	$—
SL Liquidity Series, LLC, Money Market Series	8,447,651	(4,975,087)	3,472,564	3,472,216	5,353	(b)	1,212	21

				$7,106,826	$19,687		$1,212	$21

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Large Cap Core V.I. Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	42	06/15/18	$5,550	$(109,317)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$507,548,369	$—	$—	$507,548,369
Short-Term Securities	3,796,910	—	—	3,796,910

Subtotal	$511,345,279	$—	$—	$511,345,279

Investments valued at NAV(b)				$3,472,216

Total Investments				$514,817,495

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(109,317)	$—	$—	$(109,317)

(a)	See above Schedule of Investments for values in each industry.
(b)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

During the period ended March 31, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) March 31, 2018	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.6%

Aerospace & Defense — 1.5%
Lockheed Martin Corp.	915	$309,206
Orbital ATK, Inc.	490	64,979
Raytheon Co.	5,731	1,236,864

		1,611,049
Airlines — 0.2%
Southwest Airlines Co.	4,361	249,798

Auto Components — 1.0%
BorgWarner, Inc.	20,097	1,009,472

Banks — 12.0%
Bank of America Corp.	60,938	1,827,530
Citigroup, Inc.	34,750	2,345,625
Citizens Financial Group, Inc.	16,563	695,315
First Hawaiian, Inc.	1,717	47,784
First Horizon National Corp.	58,390	1,099,484
First Republic Bank	7,675	710,782
JPMorgan Chase & Co.	20,126	2,213,256
SunTrust Banks, Inc.	17,426	1,185,665
Wells Fargo & Co.	40,065	2,099,807
Western Alliance Bancorp(a)	6,266	364,117

		12,589,365
Beverages — 1.5%
Brown-Forman Corp., Class A	477	25,438
Brown-Forman Corp., Class B	119	6,474
Coca-Cola European Partners plc	7,424	309,284
Molson Coors Brewing Co., Class B	10,138	763,696
PepsiCo, Inc.	3,927	428,632

		1,533,524
Biotechnology — 1.7%
Amgen, Inc.	2,107	359,201
Celgene Corp.(a)	3,307	295,018
Gilead Sciences, Inc.	11,907	897,669
Regeneron Pharmaceuticals, Inc.(a)	291	100,209
United Therapeutics Corp.(a)	929	104,382

		1,756,479
Building Products — 1.0%
Fortune Brands Home & Security, Inc.	17,033	1,003,073

Capital Markets — 4.7%
Affiliated Managers Group, Inc.	1,004	190,338
CME Group, Inc.	2,218	358,739
Franklin Resources, Inc.	32,525	1,127,967
Intercontinental Exchange, Inc.	18,361	1,331,540
Invesco Ltd.	35,847	1,147,462
Raymond James Financial, Inc.	4,114	367,833
S&P Global, Inc.	2,343	447,654

		4,971,533
Chemicals — 2.2%
Air Products & Chemicals, Inc.	8,688	1,381,653
Eastman Chemical Co.	8,476	894,896
WR Grace & Co.	263	16,103

		2,292,652
Commercial Services & Supplies — 0.2%
LSC Communications, Inc.	2,289	39,943
Republic Services, Inc.	3,125	206,969

		246,912
Communications Equipment — 1.1%
Cisco Systems, Inc.	18,084	775,623
Motorola Solutions, Inc.	3,521	370,761

		1,146,384

Security	Shares	Value
Consumer Finance — 0.5%
Capital One Financial Corp.	4,793	$459,265
OneMain Holdings, Inc.(a)	3,566	106,766

		566,031
Diversified Consumer Services — 0.0%
H&R Block, Inc.	1,430	36,336

Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B(a)	12,391	2,471,757
Leucadia National Corp.	11,005	250,143

		2,721,900
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	53,587	1,910,377

Electric Utilities — 2.2%
IDACORP, Inc.	2,269	200,284
Pinnacle West Capital Corp.	15,146	1,208,651
Portland General Electric Co.	7,196	291,510
PPL Corp.	13,127	371,363
Xcel Energy, Inc.	5,390	245,137

		2,316,945
Electrical Equipment — 0.4%
AMETEK, Inc.	5,642	428,623

Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics, Inc.(a)	9,875	760,572
Dolby Laboratories, Inc., Class A	6,423	408,246
SYNNEX Corp.	852	100,877
TE Connectivity Ltd.	4,421	441,658

		1,711,353
Energy Equipment & Services — 1.0%
Baker Hughes a GE Co.	4,117	114,329
Halliburton Co.	20,530	963,678

		1,078,007
Equity Real Estate Investment Trusts (REITs) — 4.2%
Alexandria Real Estate Equities, Inc.	5,429	678,028
American Campus Communities, Inc.	487	18,808
Apple Hospitality REIT, Inc.	24,019	422,014
Boston Properties, Inc.	1,092	134,556
National Retail Properties, Inc.	5,220	204,937
Outfront Media, Inc.	6,179	115,794
Prologis, Inc.	17,151	1,080,341
Simon Property Group, Inc.	7,485	1,155,310
Ventas, Inc.	11,922	590,497

		4,400,285

Food & Staples Retailing — 1.8%
Kroger Co. (The)	3,220	77,087
Performance Food Group Co.(a)	19,784	590,552
Walmart, Inc.	13,934	1,239,708

		1,907,347

Food Products — 2.6%
Archer-Daniels-Midland Co.	25,616	1,110,966
Bunge Ltd.	2,972	219,750
Hershey Co. (The)	2,122	209,993
Kellogg Co.	10,709	696,192
McCormick & Co., Inc. (Non-Voting)	608	64,685
Tyson Foods, Inc., Class A	5,709	417,842

		2,719,428

Gas Utilities — 0.3%
UGI Corp.	8,026	356,515

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	4,548	$272,516
Danaher Corp.	16,866	1,651,350
Edwards Lifesciences Corp.(a)	586	81,759
Medtronic plc	10,767	863,729

		2,869,354

Health Care Providers & Services — 3.1%
Aetna, Inc.	1,848	312,312
AmerisourceBergen Corp.	3,160	272,424
Express Scripts Holding Co.(a)	4,524	312,518
Humana, Inc.	3,970	1,067,255
McKesson Corp.	3,621	510,090
Quest Diagnostics, Inc.	7,688	771,106

		3,245,705

Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	432	31,545

Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	21,082	1,382,558
McDonald’s Corp.	4,275	668,524

		2,051,082

Household Durables — 0.4%
DR Horton, Inc.	732	32,091
Garmin Ltd.	459	27,049
Taylor Morrison Home Corp., Class A(a)	1,368	31,847
Whirlpool Corp.	2,076	317,856

		408,843

Household Products — 1.5%
Church & Dwight Co., Inc.	565	28,454
Colgate-Palmolive Co.	13,309	953,989
Kimberly-Clark Corp.	449	49,448
Procter & Gamble Co. (The)	7,212	571,767

		1,603,658
Industrial Conglomerates — 1.4%
3M Co.	2,401	527,067
General Electric Co.	31,697	427,276
Honeywell International, Inc.	3,588	518,502

		1,472,845
Insurance — 5.8%
Allstate Corp. (The)(b)	13,606	1,289,849
Arthur J. Gallagher & Co.	2,908	199,867
Assured Guaranty Ltd.	1,359	49,196
Athene Holding Ltd., Class A(a)	8,009	382,910
First American Financial Corp.	9,272	544,081
Hartford Financial Services Group, Inc. (The)	3,243	167,079
Lincoln National Corp.	15,779	1,152,814
Marsh & McLennan Cos., Inc.	295	24,364
Principal Financial Group, Inc.	3,697	225,184
Prudential Financial, Inc.	7,966	824,879
Reinsurance Group of America, Inc.	547	84,238
Travelers Cos., Inc. (The)	3,841	533,361
Unum Group	12,785	608,694
Validus Holdings Ltd.	659	44,450

		6,130,966
Internet Software & Services — 0.2%
Twitter, Inc.(a)	7,758	225,060

IT Services — 2.2%
Accenture plc, Class A	949	145,671
First Data Corp., Class A(a)	22,061	352,976

Security	Shares	Value
IT Services (continued)
International Business Machines Corp.	6,307	$967,683
Mastercard, Inc., Class A	5,043	883,332

		2,349,662
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	7,342	491,180

Machinery — 3.3%
Cummins, Inc.	4,318	699,905
Illinois Tool Works, Inc.	2,210	346,219
Ingersoll-Rand plc	5,109	436,870
PACCAR, Inc.	20,430	1,351,853
Xylem, Inc.(b)	7,827	602,053

		3,436,900
Media — 2.2%
Comcast Corp., Class A	15,599	533,018
Interpublic Group of Cos., Inc. (The)	2,121	48,847
John Wiley & Sons, Inc., Class A	9,568	609,481
Time Warner, Inc.	6,661	629,997
Tribune Media Co., Class A	678	27,466
Walt Disney Co. (The)	4,348	436,713

		2,285,522
Metals & Mining — 1.2%
Newmont Mining Corp.	29,523	1,153,464
Worthington Industries, Inc.	2,024	86,870

		1,240,334

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
New Residential Investment Corp.	16,560	272,412

Multiline Retail — 1.0%
Kohl’s Corp.	3,045	199,478
Target Corp.	11,877	824,620

		1,024,098

Multi-Utilities — 2.7%
CenterPoint Energy, Inc.	2,651	72,637
CMS Energy Corp.	27,424	1,242,033
DTE Energy Co.	12,094	1,262,614
Vectren Corp.	3,400	217,328

		2,794,612

Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	9,456	571,237
Antero Resources Corp.(a)	19,255	382,212
Chevron Corp.	9,485	1,081,669
Cimarex Energy Co.	546	51,051
ConocoPhillips	29,470	1,747,276
Continental Resources, Inc.(a)	866	51,051
Devon Energy Corp.	4,385	139,399
Exxon Mobil Corp.	30,294	2,260,235
Marathon Oil Corp.	33,098	533,871
Marathon Petroleum Corp.	4,552	332,797
Occidental Petroleum Corp.	5,731	372,286
ONEOK, Inc.	734	41,779
Plains GP Holdings LP, Class A(a)(b)	972	21,141
Suncor Energy, Inc.	11,863	409,748
Valero Energy Corp.	6,769	627,960
Whiting Petroleum Corp.(a)	3,195	108,119
Williams Cos., Inc. (The)	31,121	773,668

		9,505,499

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,579	236,408

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Large Cap Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	9,714	$614,410
Johnson & Johnson	21,030	2,694,994
Merck & Co., Inc.	31,683	1,725,773
Pfizer, Inc.	18,863	669,448
Zoetis, Inc.	7,001	584,654

		6,289,279

Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	1,430	249,735

Road & Rail — 0.5%
Norfolk Southern Corp.	3,475	471,836

Semiconductors & Semiconductor Equipment — 3.4%
Applied Materials, Inc.	6,233	346,617
Intel Corp.	28,998	1,510,216
Maxim Integrated Products, Inc.	7,110	428,164
QUALCOMM, Inc.	2,708	150,050
Skyworks Solutions, Inc.	2,358	236,413
Texas Instruments, Inc.	7,252	753,410
Xilinx, Inc.	1,393	100,631

		3,525,501

Software — 1.0%
SS&C Technologies Holdings, Inc.	11,812	633,596
Synopsys, Inc.(a)	2,415	201,024
Zendesk, Inc.(a)	4,610	220,681

		1,055,301

Specialty Retail — 0.3%
GameStop Corp., Class A(b)	1,507	19,018
Penske Automotive Group, Inc.(b)	1,963	87,020
Tiffany & Co.	2,518	245,908

		351,946

Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc.	3,517	77,093

Textiles, Apparel & Luxury Goods — 0.3%
Skechers USA, Inc., Class A(a)	9,375	364,594

Security	Shares	Value
Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd.(a)	7,439	$316,604

Tobacco — 0.1%
Philip Morris International, Inc.	828	82,303

Trading Companies & Distributors — 0.1%
Watsco, Inc.	681	123,241

Wireless Telecommunication Services — 0.5%
Sprint Corp.(a)(b)	45,508	222,079
Telephone & Data Systems, Inc.	11,853	332,240

		554,319
Total Common Stocks — 98.6% (Cost: $97,630,698)		103,700,825

Total Long-Term Investments — 98.6% (Cost: $97,630,698)		103,700,825

Short-Term Securities — 2.1%(c)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%(e)	1,040,523	1,040,523
JPMorgan US Treasury Plus Money Market Fund, Agency Class,
1.49%	43,509	43,509
SL Liquidity Series, LLC, Money Market Series,
1.87%(d)(e)	1,136,005	1,135,891

Total Short-Term Securities — 2.1% (Cost: $2,220,037)		2,219,923

Total Investments — 100.7% (Cost: $99,850,735)		105,920,748

Liabilities in Excess of Other Assets — (0.7)%		(696,601)

Net Assets — 100.0%		$105,224,147

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,446,302	(405,779)	1,040,523	$1,040,523	$2,891		$—	$—
SL Liquidity Series, LLC, Money Market Series	3,613,873	(2,477,868)	1,136,005	1,135,891	1,335	(b)	371	(30)

				$2,176,414	$4,226		$371	$(30)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage Large Cap Value V.I. Fund

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	10	06/15/18	$1,322	$(23,499)

Portfolio Abbreviations

S&P — Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stock(a)	$103,700,825	$—	$—	$103,700,825
Short-Term Securities	1,084,032	—	—	1,084,032

	$104,784,857	$—	$—	$104,784,857

Investments valued at NAV(b)				$1,135,891

Total Investments				$105,920,748

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(23,499)	$—	$—	$(23,499)

(a)	See above Schedule of Investments for values in each industry.
(b)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

4

Schedule of Investments (unaudited) March 31, 2018	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Aerospace & Defense — 2.8%
Boeing Co. (The)	4,667	$1,530,216
Curtiss-Wright Corp.	21,105	2,850,652
HEICO Corp., Class A	27,755	1,969,217
KLX, Inc.(a)	8,186	581,697
Orbital ATK, Inc.	545	72,273
Raytheon Co.	1,237	266,969

		7,271,024
Airlines — 0.5%
Southwest Airlines Co.	22,024	1,261,535

Auto Components — 0.9%
Dana, Inc.	16,064	413,809
Tenneco, Inc.	35,389	1,941,794

		2,355,603
Banks — 6.8%
Bank of America Corp.	61,555	1,846,034
Cadence Bancorp	13,626	371,036
Cathay General Bancorp	1,749	69,925
Citigroup, Inc.(b)	53,483	3,610,103
Citizens Financial Group, Inc.	7,371	309,435
First Horizon National Corp.	149,998	2,824,462
First Republic Bank	17,676	1,636,974
JPMorgan Chase & Co.	31,011	3,410,280
Wells Fargo & Co.	16,204	849,252
Wintrust Financial Corp.	33,084	2,846,878

		17,774,379
Beverages — 1.7%
Coca-Cola European Partners plc	18,430	767,794
Molson Coors Brewing Co., Class B	2,348	176,875
PepsiCo, Inc.	32,501	3,547,484

		4,492,153
Biotechnology — 3.4%
AbbVie, Inc.	23,130	2,189,255
Array BioPharma, Inc.(a)	11,478	187,321
Celgene Corp.(a)	19,219	1,714,527
Exelixis, Inc.(a)	4,974	110,174
Gilead Sciences, Inc.	41,773	3,149,266
Regeneron Pharmaceuticals, Inc.(a)	1,649	567,850
United Therapeutics Corp.(a)	7,789	875,172

		8,793,565
Building Products — 0.4%
Fortune Brands Home & Security, Inc.	12,883	758,680
Trex Co., Inc.(a)	756	82,230
Universal Forest Products, Inc.	6,324	205,214

		1,046,124
Capital Markets — 3.2%
BGC Partners, Inc., Class A	125,514	1,688,163
BrightSphere Investment Group plc	6,798	107,136
Donnelley Financial Solutions, Inc.(a)	6,903	118,525
Franklin Resources, Inc.	2,562	88,850
Intercontinental Exchange, Inc.	44,659	3,238,671
Moelis & Co., Class A	22,667	1,152,617
S&P Global, Inc.	10,380	1,983,203

		8,377,165
Chemicals — 1.4%
AdvanSix, Inc.(a)	743	25,841
Air Products & Chemicals, Inc.	15,607	2,481,981
Eastman Chemical Co.	5,491	579,740
Trinseo SA	8,753	648,160

		3,735,722

Security	Shares	Value
Commercial Services & Supplies — 0.4%
Interface, Inc.	26,378	$664,726
Republic Services, Inc.	4,645	307,638

		972,364
Communications Equipment — 0.5%
Cisco Systems, Inc.	17,789	762,970
Motorola Solutions, Inc.	4,426	466,058
NETGEAR, Inc.(a)	1,341	76,705

		1,305,733
Construction & Engineering — 0.2%
Comfort Systems USA, Inc.	8,565	353,306
MasTec, Inc.(a)	2,276	107,086

		460,392
Consumer Finance — 1.0%
Green Dot Corp., Class A(a)	40,333	2,587,765

Containers & Packaging — 0.8%
Crown Holdings, Inc.(a)	39,839	2,021,829

Diversified Consumer Services — 0.2%
H&R Block, Inc.	8,489	215,706
Sotheby’s(a)	5,684	291,646

		507,352
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(a)	8,046	1,605,016

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	63,933	2,279,211
Cogent Communications Holdings, Inc.	8,893	385,956
Verizon Communications, Inc.	12,203	583,548

		3,248,715
Electric Utilities — 1.4%
IDACORP, Inc.	32,714	2,887,665
Portland General Electric Co.	14,117	571,880
PPL Corp.	10,154	287,256

		3,746,801
Electronic Equipment, Instruments & Components — 2.0%
Fitbit, Inc., Class A(a)	102,888	524,729
Flex Ltd.(a)	111,254	1,816,778
OSI Systems, Inc.(a)	6,072	396,319
SYNNEX Corp.	19,888	2,354,739

		5,092,565
Energy Equipment & Services — 0.8%
Halliburton Co.	27,434	1,287,752
ProPetro Holding Corp.(a)	41,806	664,297

		1,952,049
Equity Real Estate Investment Trusts (REITs) — 3.8%
DiamondRock Hospitality Co.	23,936	249,892
EastGroup Properties, Inc.	25,273	2,089,066
First Industrial Realty Trust, Inc.	96,840	2,830,633
Ryman Hospitality Properties, Inc.	10,748	832,433
Simon Property Group, Inc.	20,917	3,228,539
Ventas, Inc.	15,683	776,779

		10,007,342
Food & Staples Retailing — 1.7%
Kroger Co. (The)	10,406	249,120
Performance Food Group Co.(a)	60,401	1,802,970
Walmart, Inc.	27,866	2,479,238

		4,531,328
Food Products — 1.4%
Archer-Daniels-Midland Co.	18,002	780,747
Kellogg Co.(b)	28,114	1,827,691

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc. (Non-Voting)	4,788	$509,395
Tyson Foods, Inc., Class A	7,021	513,867

		3,631,700
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	4,585	310,084

Health Care Equipment & Supplies — 2.4%
Danaher Corp.	33,675	3,297,119
Edwards Lifesciences Corp.(a)	5,075	708,064
Masimo Corp.(a)	12,598	1,107,994
Medtronic plc	13,937	1,118,026

		6,231,203
Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	1,526	131,557
Express Scripts Holding Co.(a)	3,852	266,096
Humana, Inc.	5,207	1,399,798
McKesson Corp.	2,013	283,571
Quest Diagnostics, Inc.	11,959	1,199,488
UnitedHealth Group, Inc.	3,914	837,596
WellCare Health Plans, Inc.(a)	14,716	2,849,459

		6,967,565
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(a)	11,024	804,972

Hotels, Restaurants & Leisure — 3.4%
Carnival Corp.	47,304	3,102,196
Extended Stay America, Inc.	3,296	65,162
McDonald’s Corp.	21,324	3,334,647
Planet Fitness, Inc., Class A(a)	2,181	82,376
Texas Roadhouse, Inc.	39,984	2,310,276

		8,894,657
Household Durables — 0.8%
iRobot Corp.(a)	3,004	192,827
MDC Holdings, Inc.	20,408	569,792
Taylor Morrison Home Corp., Class A(a)	38,112	887,247
Whirlpool Corp.	3,455	528,995

		2,178,861
Household Products — 0.7%
Colgate-Palmolive Co.	3,223	231,025
Procter & Gamble Co. (The)	19,626	1,555,949

		1,786,974
Industrial Conglomerates — 2.2%
3M Co.	17,796	3,906,578
General Electric Co.	6,877	92,702
Honeywell International, Inc.	11,168	1,613,888

		5,613,168
Insurance — 2.0%
Allstate Corp. (The)	7,197	682,276
Arthur J. Gallagher & Co.	9,233	634,584
Athene Holding Ltd., Class A(a)	25,913	1,238,900
First American Financial Corp.	1,029	60,382
Hartford Financial Services Group, Inc. (The)	26,125	1,345,960
Marsh & McLennan Cos., Inc.	5,290	436,901
Reinsurance Group of America, Inc.	614	94,556
Travelers Cos., Inc. (The)	4,989	692,773

		5,186,332
Internet & Direct Marketing Retail — 2.4%(a)
Amazon.com, Inc.	3,712	5,372,526
Netflix, Inc.	3,360	992,376

		6,364,902

Security	Shares	Value
Internet Software & Services — 4.0%(a)
Alphabet, Inc., Class A	2,131	$2,210,146
Alphabet, Inc., Class C	2,880	2,971,555
Cimpress NV	260	40,222
Etsy, Inc.	4,508	126,494
Facebook, Inc., Class A	21,911	3,501,159
New Relic, Inc.	6,635	491,786
Okta, Inc.	4,690	186,896
Twilio, Inc., Class A(b)	5,825	222,399
Twitter, Inc.	9,048	262,482
Yelp, Inc.	9,856	411,488

		10,424,627
IT Services — 5.4%
Accenture plc, Class A	6,519	1,000,666
CSG Systems International, Inc.	296	13,406
EPAM Systems, Inc.(a)	13,227	1,514,756
Euronet Worldwide, Inc.(a)(b)	22,726	1,793,536
First Data Corp., Class A(a)	36,134	578,144
International Business Machines Corp.	13,378	2,052,587
Mastercard, Inc., Class A	19,275	3,376,209
Square, Inc., Class A(a)	720	35,424
Visa, Inc., Class A	30,882	3,694,105

		14,058,833
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	13,052	873,179

Machinery — 3.3%
Alamo Group, Inc.	14,559	1,600,034
Illinois Tool Works, Inc.	20,263	3,174,402
Ingersoll-Rand plc	11,837	1,012,182
PACCAR, Inc.	35,657	2,359,424
Rexnord Corp.(a)	14,152	420,031

		8,566,073
Media — 2.8%
Comcast Corp., Class A	84,482	2,886,750
Entravision Communications Corp., Class A	10,584	49,745
Interpublic Group of Cos., Inc. (The)	16,914	389,529
John Wiley & Sons, Inc., Class A	4,101	261,234
Time Warner, Inc.	7,391	699,041
Tribune Media Co., Class A	755	30,585
Walt Disney Co. (The)	25,416	2,552,783
World Wrestling Entertainment, Inc., Class A(b)	8,654	311,630

		7,181,297
Metals & Mining — 1.2%
Newmont Mining Corp.	71,122	2,778,736
Worthington Industries, Inc.	10,667	457,828

		3,236,564
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Invesco Mortgage Capital, Inc.	26,400	432,432

Multiline Retail — 0.7%
Big Lots, Inc.(b)	406	17,673
Target Corp.	26,249	1,822,468

		1,840,141
Multi-Utilities — 0.9%
Avista Corp.	632	32,390
CMS Energy Corp.(b)	48,587	2,200,505
NorthWestern Corp.	2,794	150,317

		2,383,212
Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp.	6,256	377,925
Chevron Corp.	7,015	799,991
ConocoPhillips	59,592	3,533,210

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage U.S. Total Market V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc.(a)	6,163	$178,542
CVR Energy, Inc.	4,779	144,421
Exxon Mobil Corp.	25,303	1,887,857
Marathon Oil Corp.	7,284	117,491
Matador Resources Co.(a)	9,316	278,641
Occidental Petroleum Corp.	4,536	294,659
Peabody Energy Corp.	33,187	1,211,325
Valero Energy Corp.	14,197	1,317,056
Whiting Petroleum Corp.(a)	1,174	39,728
Williams Cos., Inc. (The)	23,721	589,704

		10,770,550
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	14,410	2,157,465
Herbalife Ltd.(a)	695	67,742

		2,225,207
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	34,154	2,160,240
Johnson & Johnson	33,437	4,284,952
Merck & Co., Inc.	66,354	3,614,302
Zoetis, Inc.	24,515	2,047,248

		12,106,742
Professional Services — 0.7%
Insperity, Inc.	292	20,309
On Assignment, Inc.(a)	18,454	1,511,013
WageWorks, Inc.(a)	6,281	283,901

		1,815,223
Road & Rail — 0.6%
Norfolk Southern Corp.	4,599	624,452
Union Pacific Corp.	6,498	873,526

		1,497,978
Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.	4,386	243,906
Broadcom Ltd.	2,403	566,267
Cirrus Logic, Inc.(a)	20,081	815,891
Intel Corp.	37,961	1,977,009
Maxim Integrated Products, Inc.	32,356	1,948,478
Monolithic Power Systems, Inc.	1,684	194,957
NVIDIA Corp.	4,370	1,012,048
Skyworks Solutions, Inc.	3,907	391,716
Texas Instruments, Inc.	35,298	3,667,109

		10,817,381
Software — 4.4%
Activision Blizzard, Inc.	25,935	1,749,575
Adobe Systems, Inc.(a)	11,489	2,482,543
Electronic Arts, Inc.(a)	425	51,527
Fair Isaac Corp.(a)	2,896	490,496
Microsoft Corp.	40,650	3,710,125
Oracle Corp.	4,940	226,005
RingCentral, Inc., Class A(a)	9,578	608,203
SS&C Technologies Holdings, Inc.	5,403	289,817
Synopsys, Inc.(a)	1,832	152,496
Zendesk, Inc.(a)	35,459	1,697,422

		11,458,209
Specialty Retail — 1.6%
Aaron’s, Inc.	8,814	410,732
Camping World Holdings, Inc., Class A	1,110	35,798
Five Below, Inc.(a)	7,659	561,711
Group 1 Automotive, Inc.	1,864	121,794
Home Depot, Inc. (The)	2,701	481,426
Lithia Motors, Inc., Class A	6,154	618,600
Penske Automotive Group, Inc.(b)	18,130	803,703

Security	Shares	Value
Specialty Retail (continued)
Tiffany & Co.	10,689	$1,043,888

		4,077,652
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	42,901	7,197,930
Pure Storage, Inc., Class A(a)	29,583	590,181

		7,788,111
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	3,238	215,133
Skechers USA, Inc., Class A(a)	7,802	303,420
Wolverine World Wide, Inc.	9,119	263,539

		782,092
Thrifts & Mortgage Finance — 1.1%
Essent Group Ltd.(a)	51,918	2,209,630
MGIC Investment Corp.(a)	21,335	277,355
Riverview Bancorp, Inc.	25,565	238,777
TFS Financial Corp.	7,943	116,683

		2,842,445
Tobacco — 0.5%
Altria Group, Inc.	20,464	1,275,316

Trading Companies & Distributors — 0.2%(a)
Beacon Roofing Supply, Inc.	7,148	379,344
Rush Enterprises, Inc., Class A	1,324	56,257

		435,601

Total Common Stocks — 99.1% (Cost: $247,866,696)		258,005,804

Total Long-Term Investments — 99.1% (Cost: $247,866,696)		258,005,804

Short-Term Securities — 1.8%(c)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%(e)	2,469,926	2,469,926
JPMorgan US Treasury Plus Money Market Fund, Agency Class,
1.49%	140,639	140,639
SL Liquidity Series, LLC, Money Market Series,
1.87%(d)(e)	2,119,188	2,118,976

Total Short-Term Securities — 1.8% (Cost: $4,729,541)		4,729,541

Total Investments — 100.9% (Cost: $252,596,237)		262,735,345

Liabilities in Excess of Other Assets — (0.9)%		(2,305,405)

Net Assets — 100.0%		$260,429,940

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage U.S. Total Market V.I. Fund

(e)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/2017	Net Activity	Shares Held at 03/31/2018	Value at 03/31/2018	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,558,684	911,242	2,469,926	$2,469,926	$7,295		$—	$—
SL Liquidity Series, LLC, Money Market Series	8,368,069	(6,248,881)	2,119,188	2,118,976	3,261	(b)	1,105	70

				$4,588,902	$10,556		$1,105	$70

(a)	Including net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	20	06/15/18	2,643	$(70,609)

Portfolio Abbreviations

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Advantage U.S. Total Market V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report. The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stock(a)	$258,005,804	$—	$—	$258,005,804
Short-Term Securities	2,610,565	—	—	2,610,565

Subtotal	$260,616,369	$—	$—	$260,616,369

Investments valued at NAV(b)				$2,118,976

Total Investments				$262,735,345

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(70,609)	$—	$—	$(70,609)

(a)	See above Schedule of Investments for values in each industry.
(b)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

During the period ended March 31, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) March 31, 2018	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.4%

Auto Components — 1.0%
Lear Corp.	23,638	$4,398,796

Banks — 15.9%
Bank of America Corp.	334,611	10,034,984
Citigroup, Inc.	235,454	15,893,145
JPMorgan Chase & Co.	238,777	26,258,307
Regions Financial Corp.	375,578	6,978,239
Wells Fargo & Co.	253,139	13,267,015

		72,431,690
Beverages — 1.1%
Molson Coors Brewing Co., Class B	64,313	4,844,698

Biotechnology — 2.9%
Biogen, Inc.(a)	7,590	2,078,294
Gilead Sciences, Inc.	144,251	10,875,083

		12,953,377
Capital Markets — 3.5%
E*TRADE Financial Corp.(a)	69,858	3,870,832
Morgan Stanley	185,548	10,012,170
Nasdaq, Inc.	25,765	2,221,458

		16,104,460
Chemicals — 0.8%
Akzo Nobel NV, ADR(b)	111,349	3,525,309

Communications Equipment — 5.1%
Cisco Systems, Inc.	545,181	23,382,813

Consumer Finance — 2.5%
Ally Financial, Inc.	26,008	706,117
Capital One Financial Corp.	54,640	5,235,605
Discover Financial Services	43,041	3,095,939
SLM Corp.(a)	199,606	2,237,583

		11,275,244
Containers & Packaging — 0.5%
Owens-Illinois, Inc.(a)	98,301	2,129,200

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	230,970	11,044,986

Electric Utilities — 4.6%
Edison International	11,155	710,127
Exelon Corp.	219,057	8,545,414
FirstEnergy Corp.	204,241	6,946,236
PG&E Corp.	103,159	4,531,775

		20,733,552
Electrical Equipment — 1.3%
ABB Ltd., ADR(b)	255,170	6,057,736

Equity Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Property Group, Inc.	58,009	884,637

Food & Staples Retailing — 2.0%
Kroger Co. (The)(b)	128,467	3,075,500
Walgreens Boots Alliance, Inc.	89,003	5,827,026

		8,902,526
Food Products — 4.7%
General Mills, Inc.(b)	180,294	8,124,048
JM Smucker Co. (The)(b)	45,708	5,668,249
Kellogg Co.	85,398	5,551,724
Tyson Foods, Inc., Class A	24,433	1,788,251

		21,132,272
Health Care Equipment & Supplies — 8.2%
Baxter International, Inc.	164,914	10,726,007

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV, NYRS	139,271	$5,335,472
Medtronic plc	75,470	6,054,203
Zimmer Biomet Holdings, Inc.	137,675	15,012,082

		37,127,764
Health Care Providers & Services — 0.3%
DaVita, Inc.(a)	20,907	1,378,608

Independent Power and Renewable Electricity Producers — 2.7%
AES Corp.	1,062,536	12,081,034

Industrial Conglomerates — 1.6%
General Electric Co.	425,865	5,740,660
Honeywell International, Inc.	11,963	1,728,773

		7,469,433
Insurance — 5.3%
American International Group, Inc.	92,324	5,024,272
Hartford Financial Services Group, Inc. (The)	132,485	6,825,627
Lincoln National Corp.	64,978	4,747,293
Prudential Financial, Inc.	19,509	2,020,157
XL Group Ltd.	95,713	5,289,100

		23,906,449
Media — 2.8%
Comcast Corp., Class A	159,149	5,438,122
Interpublic Group of Cos., Inc. (The)(b)	310,876	7,159,474

		12,597,596
Metals & Mining — 1.4%
Nucor Corp.(b)	60,003	3,665,584
Reliance Steel & Aluminum Co.	32,407	2,778,576

		6,444,160
Oil, Gas & Consumable Fuels — 11.3%
ConocoPhillips	222,440	13,188,468
Devon Energy Corp.	257,592	8,188,850
Marathon Oil Corp.	178,737	2,883,028
Marathon Petroleum Corp.	67,774	4,954,957
Royal Dutch Shell plc, ADR, Class A	163,582	10,438,167
Suncor Energy, Inc.	210,283	7,263,175
Valero Energy Corp.	48,224	4,473,740

		51,390,385
Personal Products — 0.3%
Unilever NV, NYRS	22,501	1,268,831

Pharmaceuticals — 7.5%
Novartis AG, ADR	129,240	10,449,054
Pfizer, Inc.	667,926	23,704,694

		34,153,748
Road & Rail — 0.9%
Norfolk Southern Corp.	31,621	4,293,499

Semiconductors & Semiconductor Equipment — 3.4%
NXP Semiconductors NV(a)	15,895	1,859,715
QUALCOMM, Inc.	244,715	13,559,658

		15,419,373
Software — 1.3%
Oracle Corp.	127,870	5,850,053

Specialty Retail — 0.1%
Lowe’s Cos., Inc.	7,164	628,641

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	39,190	6,575,298

Tobacco — 0.5%
Philip Morris International, Inc.	21,893	2,176,164

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Basic Value V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Wireless Telecommunication Services — 1.9%
Telephone & Data Systems, Inc.	276,707	$7,756,097
United States Cellular Corp.(a)	21,061	846,442

		8,602,539

Total Common Stocks — 99.4% (Cost: $388,469,758)		451,164,871

Total Long-Term Investments — 99.4% (Cost: $388,469,758)		451,164,871

Short-Term Securities — 5.5%(c)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%(e)	2,940,271	2,940,271
JPMorgan US Treasury Plus Money Market Fund, Agency Class,
1.49%	68,800	68,800

Security	Shares	Value
Short-Term Securities (continued)
SL Liquidity Series, LLC, Money Market Series,
1.87%(d)(e)	21,966,266	$21,964,069

Total Short-Term Securities — 5.5% (Cost: $24,973,296)		24,973,140

Total Investments — 104.9% (Cost: $413,443,054)		476,138,011

Liabilities in Excess of Other Assets — (4.9)%		(22,091,886)

Net Assets — 100.0%		$454,046,125

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,156,745	(216,474)	2,940,271	$2,940,271	$11,472		$—	$—
SL Liquidity Series, LLC, Money Market Series	28,837,798	(6,871,532)	21,966,266	21,964,069	14,014	(b)	117	451

				$24,904,340	$25,486		$117	$451

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Basic Value V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$451,164,871	$—	$—	$451,164,871
Short-Term Securities	3,009,071	—	—	3,009,071

Subtotal	$454,173,942	$—	$—	$454,173,942

Investments valued at NAV(b)				21,964,069

Total Investments				$476,138,011

(a)	See above Schedule of Investments for values in each Industry.
(b)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

Portfolio Abbreviations

ADR — American Depositary Receipts

NYRS — New York Registered Shares

3

Schedule of Investments (unaudited) March 31, 2018	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.6%

Aerospace & Defense — 1.0%
TransDigm Group, Inc.(a)	13,275	$4,074,628

Automobiles — 0.6%
Tesla, Inc.(a)(b)	9,026	2,402,089

Banks — 3.5%
Bank of America Corp.	341,745	10,248,933
First Republic Bank	42,317	3,918,977

		14,167,910
Beverages — 3.4%
Constellation Brands, Inc., Class A	43,796	9,981,984
Dr Pepper Snapple Group, Inc.	31,628	3,744,123

		13,726,107
Biotechnology — 2.0%(b)
Alexion Pharmaceuticals, Inc.(a)	38,601	4,302,468
Vertex Pharmaceuticals, Inc.	23,746	3,870,123

		8,172,591
Capital Markets — 1.5%
S&P Global, Inc.	31,420	6,003,105

Chemicals — 2.1%
DowDuPont, Inc.	50,144	3,194,674
Sherwin-Williams Co. (The)	13,118	5,143,830

		8,338,504
Construction Materials — 1.3%
Vulcan Materials Co.(a)	44,530	5,083,990

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(b)	34,480	6,878,070

Diversified Telecommunication Services — 0.4%
Zayo Group Holdings, Inc.(b)	48,701	1,663,626

Electrical Equipment — 0.5%
Rockwell Automation, Inc.	11,642	2,028,036

Electronic Equipment, Instruments & Components — 0.6%
Flex Ltd.(b)	143,126	2,337,248

Health Care Equipment & Supplies — 3.2%
Becton Dickinson and Co.	27,256	5,906,375
Boston Scientific Corp.(b)	251,117	6,860,517

		12,766,892
Health Care Providers & Services — 4.3%
UnitedHealth Group, Inc.	81,382	17,415,748

Hotels, Restaurants & Leisure — 1.1%
Domino’s Pizza, Inc.	19,343	4,517,751

Household Durables — 0.7%
Mohawk Industries, Inc.(b)	12,710	2,951,516

Industrial Conglomerates — 2.0%
Honeywell International, Inc.	26,618	3,846,567
Roper Technologies, Inc.	14,943	4,194,351

		8,040,918
Internet & Direct Marketing Retail — 15.3%(b)
Amazon.com, Inc.	23,420	33,896,703
Booking Holdings, Inc.	7,017	14,598,097

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Netflix, Inc.	43,998	$12,994,809

		61,489,609
Internet Software & Services — 14.9%
Alibaba Group Holding Ltd., ADR(a)(b)	16,473	3,023,455
Alphabet, Inc., Class A(b)	19,620	20,348,687
CoStar Group, Inc.(a)(b)	13,259	4,808,774
Facebook, Inc., Class A(b)	72,084	11,518,302
MercadoLibre, Inc.	16,282	5,802,742
Tencent Holdings Ltd.	266,800	14,321,709

		59,823,669
IT Services — 8.1%
Mastercard, Inc., Class A	40,765	7,140,398
PayPal Holdings, Inc.(b)	85,268	6,469,283
Visa, Inc., Class A	157,692	18,863,117

		32,472,798
Life Sciences Tools & Services — 1.5%
Illumina, Inc.(b)	25,166	5,949,746

Machinery — 0.7%
Caterpillar, Inc.	17,476	2,575,613

Pharmaceuticals — 1.0%
Zoetis, Inc.	49,061	4,097,084

Professional Services — 1.4%
Equifax, Inc.	46,419	5,468,622

Road & Rail — 2.1%
Union Pacific Corp.	62,897	8,455,244

Semiconductors & Semiconductor Equipment — 5.6%
Applied Materials, Inc.	80,193	4,459,533
ASML Holding NV (Registered), NYRS(a)	32,446	6,442,478
Broadcom Ltd.	20,304	4,784,637
NVIDIA Corp.	29,161	6,753,396

		22,440,044
Software — 14.1%
Activision Blizzard, Inc.	48,990	3,304,865
Adobe Systems, Inc.(b)	41,460	8,958,677
Autodesk, Inc.(b)	53,035	6,660,135
Electronic Arts, Inc.(b)	59,006	7,153,888
Microsoft Corp.	254,794	23,255,048
salesforce.com, Inc.(b)	40,211	4,676,539
Workday, Inc., Class A(b)	18,607	2,365,136

		56,374,288
Specialty Retail — 3.5%
Home Depot, Inc. (The)	34,945	6,228,597
Ulta Beauty, Inc.(b)	37,912	7,744,284

		13,972,881
Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	88,072	5,851,504

Total Common Stocks — 99.6% (Cost: $282,262,003)		399,539,831

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Capital Appreciation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Stocks — 0.6%

Software — 0.6%
Palantir Technologies, Inc., Series I (Acquired 2/07/2014, cost $2,858,020)(b)(c)(d)	466,235	$2,568,955

Total Preferred Stocks — 0.6% (Cost: $2,858,020)		2,568,955

Total Long-Term Investments — 100.2% (Cost: $285,120,023)		402,108,786

Short-Term Securities — 3.3%(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%(g)	457,472	457,472
JPMorgan US Treasury Plus Money Market Fund, Agency Class,
1.49%	136,725	136,725
SL Liquidity Series, LLC, Money Market Series,
1.87%(f)(g)	12,507,261	12,506,011

Total Short-Term Securities — 3.3% (Cost: $13,100,812)		13,100,208

Total Investments — 103.5% (Cost: $298,220,835)		415,208,994

Liabilities in Excess of Other Assets — (3.5)%		(13,915,651)

Net Assets — 100.0%		$401,293,343

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,568,955, representing 0.64% of its net assets as of period end, and an original cost of $2,858,020.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.

(g)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,708,926	(2,251,454)	457,472	$457,472	$8,132		$125	$—
SL Liquidity Series, LLC, Money Market Series	15,256,731	(2,749,470)	12,507,261	12,506,011	8,328	(b)	—	(604)

				$12,963,483	$16,460		$125	$(604)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Capital Appreciation V.I. Fund

Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its Annual report. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$4,074,628	$—	$—	$4,074,628
Automobiles	2,402,089	—	—	2,402,089
Banks	14,167,910	—	—	14,167,910
Beverages	13,726,107	—	—	13,726,107
Biotechnology	8,172,591	—	—	8,172,591
Capital Markets	6,003,105	—	—	6,003,105
Chemicals	8,338,504	—	—	8,338,504
Construction Materials	5,083,990	—	—	5,083,990
Diversified Financial Services	6,878,070	—	—	6,878,070
Diversified Telecommunication Services	1,663,626	—	—	1,663,626
Electrical Equipment	2,028,036	—	—	2,028,036
Electronic Equipment, Instruments & Components	2,337,248	—	—	2,337,248
Health Care Equipment & Supplies	12,766,892	—	—	12,766,892
Health Care Providers & Services	17,415,748	—	—	17,415,748
Hotels, Restaurants & Leisure	4,517,751	—	—	4,517,751
Household Durables	2,951,516	—	—	2,951,516
Industrial Conglomerates	8,040,918	—	—	8,040,918
Internet & Direct Marketing Retail	61,489,609	—	—	61,489,609
Internet Software & Services	45,501,960	14,321,709	—	59,823,669
IT Services	32,472,798	—	—	32,472,798
Life Sciences Tools & Services	5,949,746	—	—	5,949,746
Machinery	2,575,613	—	—	2,575,613
Pharmaceuticals	4,097,084	—	—	4,097,084
Professional Services	5,468,622	—	—	5,468,622
Road & Rail	8,455,244	—	—	8,455,244
Semiconductors & Semiconductor Equipment	22,440,044	—	—	22,440,044
Software	56,374,288	—	—	56,374,288
Specialty Retail	13,972,881	—	—	13,972,881
Textiles, Apparel & Luxury Goods	5,851,504	—	—	5,851,504
Preferred Stocks	—	—	2,568,955	2,568,955
Short-Term Securities	594,197	—	—	594,197

Subtotal	$385,812,319	$14,321,709	$2,568,955	$402,702,983

Investments valued at NAV(a)				12,506,011

Total Investments				$415,208,994

(a)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) March 31, 2018	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 95.2%

Aerospace & Defense — 1.4%
Lockheed Martin Corp.	4,610	$1,557,857
Northrop Grumman Corp.	7,904	2,759,445

		4,317,302
Banks — 17.6%
Bank of America Corp.	433,860	13,011,461
Citigroup, Inc.	156,270	10,548,225
JPMorgan Chase & Co.	120,920	13,297,572
KeyCorp	75,610	1,478,176
SunTrust Banks, Inc.	50,837	3,458,950
US Bancorp	80,890	4,084,945
Wells Fargo & Co.	169,835	8,901,052

		54,780,381
Beverages — 2.3%
Diageo plc	116,400	3,936,614
Dr Pepper Snapple Group, Inc.	13,720	1,624,174
PepsiCo, Inc.	14,450	1,577,217

		7,138,005
Capital Markets — 3.6%
Charles Schwab Corp. (The)	28,100	1,467,382
Goldman Sachs Group, Inc. (The)	16,480	4,150,653
Morgan Stanley	105,810	5,709,507

		11,327,542
Chemicals — 1.1%
DowDuPont, Inc.	55,005	3,504,369

Communications Equipment — 1.4%
Cisco Systems, Inc.	37,640	1,614,380
Motorola Solutions, Inc.	25,880	2,725,164

		4,339,544
Construction Materials — 0.7%
CRH plc	65,370	2,209,750

Containers & Packaging — 0.4%
International Paper Co.	20,110	1,074,477

Diversified Telecommunication Services — 2.6%
BCE, Inc.	18,875	812,380
Verizon Communications, Inc.	152,010	7,269,118

		8,081,498
Electric Utilities — 3.7%
Edison International	13,978	889,839
FirstEnergy Corp.	108,710	3,697,227
NextEra Energy, Inc.	20,329	3,320,336
PG&E Corp.	81,570	3,583,370

		11,490,772
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	28,130	1,977,820

Energy Equipment & Services — 0.3%
Halliburton Co.	20,140	945,372

Food & Staples Retailing — 0.6%
Kroger Co. (The)	75,660	1,811,300

Food Products — 1.3%
Danone SA	10,190	826,228
General Mills, Inc.	32,520	1,465,351
Kellogg Co.	27,850	1,810,529

		4,102,108

Security	Shares	Value
Health Care Equipment & Supplies — 2.8%
Koninklijke Philips NV	121,020	$4,634,100
Medtronic plc	50,520	4,052,714

		8,686,814
Health Care Providers & Services — 7.5%
Aetna, Inc.	28,003	4,732,507
Anthem, Inc.	33,181	7,289,866
Cardinal Health, Inc.	28,360	1,777,605
CVS Health Corp.	28,380	1,765,520
Humana, Inc.	4,810	1,293,072
McKesson Corp.	16,470	2,320,129
Quest Diagnostics, Inc.	13,345	1,338,503
UnitedHealth Group, Inc.	13,292	2,844,488

		23,361,690
Household Products — 0.8%
Procter & Gamble Co. (The)	31,775	2,519,122

Industrial Conglomerates — 2.6%
3M Co.	5,485	1,204,067
General Electric Co.	242,305	3,266,272
Honeywell International, Inc.	25,620	3,702,346

		8,172,685
Insurance — 6.4%
American International Group, Inc.	109,540	5,961,167
Brighthouse Financial, Inc.(a)	6,864	352,809
Lincoln National Corp.	8,000	584,480
Marsh & McLennan Cos., Inc.	28,910	2,387,677
MetLife, Inc.	101,484	4,657,101
Prudential Financial, Inc.	21,143	2,189,358
Travelers Cos., Inc. (The)	27,328	3,794,766

		19,927,358
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	14,460	1,164,030

Leisure Products — 0.4%
Mattel, Inc.(a)	97,526	1,282,467

Machinery — 0.4%
Pentair plc	19,130	1,303,327

Media — 2.4%
Comcast Corp., Class A	133,180	4,550,761
Interpublic Group of Cos., Inc. (The)	102,710	2,365,411
Publicis Groupe SA	7,230	503,438

		7,419,610
Multiline Retail — 0.5%
Dollar General Corp.	17,880	1,672,674

Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	69,290	3,481,130

Oil, Gas & Consumable Fuels — 10.7%
BP plc	472,000	3,183,689
Chevron Corp.	20,553	2,343,864
Devon Energy Corp.	65,810	2,092,100
Hess Corp.	63,469	3,212,801
Marathon Petroleum Corp.	34,210	2,501,093
Plains All American Pipeline LP	22,410	493,692
Royal Dutch Shell plc, ADR, Class A	110,920	7,077,805
Suncor Energy, Inc.	197,930	6,836,502
TOTAL SA, ADR	86,528	4,991,801
Williams Cos., Inc. (The)	15,580	387,319

		33,120,666
Personal Products — 0.8%
Unilever NV, NYRS(b)	41,775	2,355,692

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Equity Dividend V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals — 8.4%
AstraZeneca plc	86,196	$5,925,220
Bayer AG (Registered)	13,700	1,544,452
Merck & Co., Inc.	83,440	4,544,977
Novo Nordisk A/S, ADR	50,250	2,474,812
Pfizer, Inc.	323,630	11,485,629

		25,975,090
Professional Services — 1.2%
Experian plc	93,790	2,028,366
Nielsen Holdings plc	53,680	1,706,487

		3,734,853
Road & Rail — 0.6%
Union Pacific Corp.	14,575	1,959,317

Semiconductors & Semiconductor Equipment — 1.8%
QUALCOMM, Inc.	67,300	3,729,093
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,390	1,811,226

		5,540,319
Software — 5.9%
Constellation Software, Inc.	2,564	1,739,683
Microsoft Corp.	82,605	7,539,358
Oracle Corp.	194,660	8,905,695

		18,184,736
Specialty Retail — 0.6%
Lowe’s Cos., Inc.	19,230	1,687,433

Technology Hardware, Storage & Peripherals — 0.8%
Lenovo Group Ltd.	2,004,000	1,030,720
Samsung Electronics Co. Ltd., GDR(c)	1,369	1,568,874

		2,599,594

Security	Shares	Value
Tobacco — 1.3%
Altria Group, Inc.	47,755	$2,976,092
British American Tobacco plc	18,500	1,069,427

		4,045,519
Wireless Telecommunication Services — 0.2%
SK Telecom Co. Ltd., ADR	26,210	633,496

Total Common Stocks — 95.2% (Cost: $261,538,113)		295,927,862

Total Long-Term Investments — 95.2% (Cost: $261,538,113)		295,927,862

Short-Term Securities — 4.9%(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%(f)	15,104,710	15,104,710
JPMorgan US Treasury Plus Money Market Fund, Agency Class,
1.49%	115,476	115,476
SL Liquidity Series, LLC, Money Market Series,
1.87%(e)(f)	142,514	142,500

Total Short-Term Securities — 4.9% (Cost: $15,362,686)		15,362,686

Total Investments — 100.1% (Cost: $276,900,799)		311,290,548

Liabilities in Excess of Other Assets — (0.1)%		(183,490)

Net Assets — 100.0%		$311,107,058

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,132,925	971,785	15,104,710	$15,104,710	$47,112		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,608,659	(1,466,145)	142,514	142,500	462	(b)	(239)	255

				$15,247,210	$47,574		$(239)	$255

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NYRS — New York Registered Shares

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Equity Dividend V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$4,317,302	$—	$—	$4,317,302
Banks	54,780,381	—	—	54,780,381
Beverages	3,201,391	3,936,614	—	7,138,005
Capital Markets	11,327,542	—	—	11,327,542
Chemicals	3,504,369	—	—	3,504,369
Communications Equipment	4,339,544	—	—	4,339,544
Construction Materials	—	2,209,750	—	2,209,750
Containers & Packaging	1,074,477	—	—	1,074,477
Diversified Telecommunication Services	8,081,498	—	—	8,081,498
Electric Utilities	11,490,772	—	—	11,490,772
Electronic Equipment, Instruments & Components	1,977,820	—	—	1,977,820
Energy Equipment & Services	945,372	—	—	945,372
Food & Staples Retailing	1,811,300	—	—	1,811,300
Food Products	3,275,880	826,228	—	4,102,108
Health Care Equipment & Supplies	4,052,714	4,634,100	—	8,686,814
Health Care Providers & Services	23,361,690	—	—	23,361,690
Household Products	2,519,122	—	—	2,519,122
Industrial Conglomerates	8,172,685	—	—	8,172,685
Insurance	19,927,358	—	—	19,927,358
IT Services	1,164,030	—	—	1,164,030
Leisure Products	1,282,467	—	—	1,282,467
Machinery	1,303,327	—	—	1,303,327
Media	6,916,172	503,438	—	7,419,610

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Equity Dividend V.I. Fund

	Level 1	Level 2	Level 3	Total
Multiline Retail	$1,672,674	$—	$—	$1,672,674
Multi-Utilities	3,481,130	—	—	3,481,130
Oil, Gas & Consumable Fuels	29,936,977	3,183,689	—	33,120,666
Personal Products	2,355,692	—	—	2,355,692
Pharmaceuticals	18,505,418	7,469,672	—	25,975,090
Professional Services	1,706,487	2,028,366	—	3,734,853
Road & Rail	1,959,317	—	—	1,959,317
Semiconductors & Semiconductor Equipment	5,540,319	—	—	5,540,319
Software	18,184,736	—	—	18,184,736
Specialty Retail	1,687,433	—	—	1,687,433
Technology Hardware, Storage & Peripherals	—	2,599,594	—	2,599,594
Tobacco	2,976,092	1,069,427	—	4,045,519
Wireless Telecommunication Services	633,496	—	—	633,496
Short-Term Securities	15,220,186	—	—	15,220,186

Subtotal	$282,687,170	$28,460,878	$—	$311,148,048

Investments valued at NAV(a)				$142,500

Total Investments				$311,290,548

(a)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

4

Consolidated Schedule of Investments (unaudited) March 31, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 54.7%

Australia — 0.0%
AGL Energy Ltd.	4,710	$78,943
BHP Billiton Ltd.	6,350	140,751
National Australia Bank Ltd.	4,266	94,178
Rio Tinto Ltd.	3,388	191,938
Rio Tinto plc	3,254	165,121
Stockland	23,639	73,350
Telstra Corp. Ltd.	16,013	38,762
Wesfarmers Ltd.	1,842	59,027
Woodside Petroleum Ltd.	3,594	81,502
Woolworths Group Ltd.	8,121	164,832

		1,088,404
Belgium — 0.5%
Anheuser-Busch InBev SA	428,384	47,099,440
KBC Group NV	62	5,399

		47,104,839
Brazil — 0.3%
Azul SA, ADR(a)(b)	892,637	31,019,136
Banco do Brasil SA(a)	11,723	146,793
Banco Santander Brasil SA	6,359	77,045
JBS SA	31,348	88,685
Vale SA(a)	13,662	175,500

		31,507,159
Canada — 0.4%
Bank of Nova Scotia (The)	4,074	250,951
Barrick Gold Corp.	4,858	60,520
Canadian National Railway Co.	174	12,717
Canadian Natural Resources Ltd.	1,282	40,300
Encana Corp.	3,359,307	36,952,377
Magna International, Inc.	3,707	208,807
Manulife Financial Corp.	7,598	141,067
Platinum Group Metals Ltd.(a)(b)	2,151,915	631,261
Royal Bank of Canada	6,541	505,267
Suncor Energy, Inc.	4,772	164,789
Teck Resources Ltd., Class B	5,731	147,596
Thomson Reuters Corp.	1,640	63,380
Toronto-Dominion Bank (The)	654	37,113

		39,216,145
China — 0.7%
Agricultural Bank of China Ltd., Class H	286,000	164,234
Alibaba Group Holding Ltd., ADR(a)(b)	321,402	58,990,123
Bank of China Ltd., Class H	305,000	166,609
Bank of Communications Co. Ltd., Class H	73,000	57,713
BOC Hong Kong Holdings Ltd.	1,500	7,359
Brilliance China Automotive Holdings Ltd.	3,554,000	7,503,506
China Communications Construction Co. Ltd., Class H	7,000	7,239
China Construction Bank Corp., Class H	227,000	237,102
China Mobile Ltd.	33,000	302,458
China Resources Power Holdings Co. Ltd.	74,000	135,675
China Telecom Corp. Ltd., Class H	128,000	56,772
CLP Holdings Ltd.	426,500	4,348,598
CNOOC Ltd.	167,000	247,275
Country Garden Holdings Co. Ltd.	55,000	114,830
Dongfeng Motor Group Co. Ltd., Class H	118,000	137,758
Guangzhou Automobile Group Co. Ltd., Class H	36,000	66,864
Hengan International Group Co. Ltd.	500	4,661
Industrial & Commercial Bank of China Ltd., Class H	203,000	176,912
Longfor Properties Co. Ltd.	15,000	46,250
New Oriental Education & Technology Group, Inc., ADR	2,495	218,687
PICC Property & Casualty Co. Ltd., Class H	14,000	24,738

Security	Shares	Value
China (continued)
Tencent Holdings Ltd.	2,600	$139,567
Want Want China Holdings Ltd.	3,976,000	3,198,750
Yum China Holdings, Inc.	290	12,035

		76,365,715
Czech Republic — 0.0%
CEZ A/S	194,193	4,835,047

Denmark — 0.0%
AP Moller - Maersk A/S, Class B(a)	9	14,045
Carlsberg A/S, Class B	44	5,253
Danske Bank A/S	6,536	244,893

		264,191
Finland — 0.1%
Nokia OYJ	2,822,357	15,585,389

France — 1.9%
AXA SA	826,381	21,967,696
BNP Paribas SA	3,166	234,793
Cie de Saint-Gobain	6,628	349,992
Credit Agricole SA	4,316	70,372
Danone SA	962,092	78,008,617
Dassault Aviation SA	11,225	21,444,402
Eiffage SA	18,418	2,097,649
Engie SA	5,243	87,550
Safran SA	332,458	35,283,658
Sanofi	211,306	16,955,213
Societe Generale SA	2,543	138,111
Thales SA	595	72,485
TOTAL SA	6,820	390,920
TOTAL SA, ADR(b)	16,458	949,462
Unibail-Rodamco SE	115,258	26,341,830

		204,392,750
Germany — 1.0%
adidas AG	114	27,736
Allianz SE (Registered)	1,055	238,491
BASF SE	1,553	157,501
Bayer AG (Registered)	676,675	76,284,115
Deutsche Post AG (Registered)	6,287	275,366
GEA Group AG	256,007	10,887,146
Innogy SE(c)	359,660	17,047,627
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	122	28,370
SAP SE	4,947	519,345

		105,465,697
Hong Kong — 0.8%
CK Infrastructure Holdings Ltd.	374,000	3,065,417
Galaxy Entertainment Group Ltd.	15,000	137,680
Hang Lung Properties Ltd.	1,166,000	2,736,632
HKT Trust & HKT Ltd.(d)	2,032,000	2,561,914
Hong Kong Exchanges & Clearing Ltd.	3,700	121,867
I-CABLE Communications Ltd.(a)	379,342	9,700
Jardine Matheson Holdings Ltd.	74,900	4,615,811
Link REIT	473,000	4,054,425
Power Assets Holdings Ltd.	334,500	2,988,217
Sino Land Co. Ltd.	1,416,000	2,295,124
Sun Hung Kai Properties Ltd.	3,030,083	48,096,422
Swire Pacific Ltd., Class A	323,000	3,270,890
WH Group Ltd.(c)	145,000	155,365
Wharf Holdings Ltd. (The)	592,000	2,049,676
Wharf Real Estate Investment Co. Ltd.(a)	483,000	3,157,075

		79,316,215
India — 1.2%
Aurobindo Pharma Ltd.	8,331	71,779

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Coal India Ltd.	779,699	$3,402,594
GAIL India Ltd.	14,910	75,491
HCL Technologies Ltd.	5,100	75,739
Hero MotoCorp Ltd.	81,106	4,427,604
Hindustan Petroleum Corp. Ltd.	24,817	132,351
Hindustan Unilever Ltd.	10,086	207,045
Housing Development Finance Corp. Ltd.	789,721	22,244,951
Indian Oil Corp. Ltd.	12,842	35,018
Kotak Mahindra Bank Ltd.	1,222,795	19,746,995
Maruti Suzuki India Ltd.	110,217	15,057,852
Oil & Natural Gas Corp. Ltd.	1,027,589	2,819,600
Reliance Industries Ltd.	3,224,757	44,015,935
SBI Life Insurance Co. Ltd.(a)(c)	118,775	1,238,262
State Bank of India	2,460,529	9,502,051
Tata Motors Ltd.(a)	2,233	11,334
Tata Motors Ltd., Class A(a)	10,468	29,670
Vedanta Ltd.	14,052	60,062
Yes Bank Ltd.	1,236,286	5,838,140

		128,992,473
Indonesia — 0.1%
Siloam International Hospitals Tbk. PT(a)	15,340,442	8,931,761

Ireland — 0.0%
Experian plc	735	15,896
Medtronic plc	40,156	3,221,314

		3,237,210
Israel — 0.0%
Check Point Software Technologies Ltd.(a)	1,912	189,938

Italy — 1.1%
Atlantia SpA	633	19,614
Ei Towers SpA	306,336	17,173,816
Enel SpA	4,239,586	25,942,932
Intesa Sanpaolo SpA	11,017	40,113
Luxottica Group SpA	436,379	27,109,880
RAI Way SpA(c)	2,124,696	11,772,963
Snam SpA	347,297	1,596,458
Telecom Italia SpA, Class A	685,881	571,046
Telecom Italia SpA(a)	29,058,972	27,591,319
UniCredit SpA(a)	3,991	83,416

		111,901,557
Japan — 9.1%
Aisin Seiki Co. Ltd.	235,139	12,832,234
Ajinomoto Co., Inc.	1,363,100	24,754,220
Alfresa Holdings Corp.	102,900	2,323,563
Alpine Electronics, Inc.	72,900	1,378,862
Asahi Glass Co. Ltd.	2,000	83,815
Asahi Kasei Corp.	1,329,000	17,763,204
Astellas Pharma, Inc.	3,041,665	46,525,280
Bridgestone Corp.	862,532	37,946,103
Canon Marketing Japan, Inc.	87,100	2,356,401
COMSYS Holdings Corp.	104,800	2,786,222
Daicel Corp.	390,100	4,283,674
Dai-ichi Life Holdings, Inc.	900	16,615
Daikin Industries Ltd.	137,900	15,319,745
Daiwa House Industry Co. Ltd.	1,000	38,523
Denso Corp.	565,820	31,122,640
Dowa Holdings Co. Ltd.	49,400	1,767,747
East Japan Railway Co.	574,751	53,735,698
Exedy Corp.	60,900	1,926,915
Fujitsu Ltd.	69,000	419,308
GS Yuasa Corp.	418,000	2,270,842
Hino Motors Ltd.	181,800	2,364,209
Hitachi Chemical Co. Ltd.	393,800	8,797,482

Security	Shares	Value
Japan (continued)
Hitachi Ltd.	45,000	$327,762
Hoya Corp.	701,874	35,453,503
Japan Airlines Co. Ltd.	1,214,000	49,429,418
Japan Aviation Electronics Industry Ltd.	123,000	1,748,705
Kajima Corp.	10,000	94,014
Kamigumi Co. Ltd.	95,000	2,129,601
Kao Corp.	1,000	75,073
KDDI Corp.	140,200	3,610,771
Keyence Corp.	8,000	4,997,265
Kinden Corp.	317,500	5,311,052
Kintetsu Group Holdings Co. Ltd.	1,900	74,654
Kirin Holdings Co. Ltd.	900	23,960
Koito Manufacturing Co. Ltd.	219,600	15,335,597
Komatsu Ltd.	712,400	23,864,663
Kubota Corp.	489,596	8,630,407
Kuraray Co. Ltd.	131,000	2,271,319
Kyudenko Corp.	51,700	2,539,700
Kyushu Railway Co.	371,100	11,577,113
Mabuchi Motor Co. Ltd.	75,300	3,746,017
Maeda Road Construction Co. Ltd.	126,000	2,531,260
Marubeni Corp.	17,900	130,715
Mazda Motor Corp.	6,000	80,243
Medipal Holdings Corp.	117,900	2,460,689
MEIJI Holdings Co. Ltd.	200	15,363
Mitsubishi Chemical Holdings Corp.	2,900	28,236
Mitsubishi Electric Corp.	2,478,800	40,232,291
Mitsubishi Tanabe Pharma Corp.	4,000	80,813
Mitsubishi UFJ Financial Group, Inc.	17,000	112,975
MS&AD Insurance Group Holdings, Inc.	3,800	118,041
Murata Manufacturing Co. Ltd.	290,328	40,074,600
Nichias Corp.	133,000	1,688,904
Nippo Corp.	123,000	2,772,848
Nippon Telegraph & Telephone Corp.	74,260	3,464,457
Nippon Television Holdings, Inc.	237,700	4,176,581
Nitto Denko Corp.	257,700	19,476,742
Nomura Holdings, Inc.	3,000	17,494
Okumura Corp.	116,050	4,536,571
Olympus Corp.	2,900	110,893
Otsuka Holdings Co. Ltd.	41,900	2,101,691
Panasonic Corp.	9,100	130,680
Rakuten, Inc.	8,900	73,546
Renesas Electronics Corp.(a)	729,500	7,333,505
Resona Holdings, Inc.	30,900	166,086
Rohm Co. Ltd.	294,553	27,959,219
Seino Holdings Co. Ltd.	134,500	2,485,293
Seven & i Holdings Co. Ltd.	35,900	1,537,681
Shimamura Co. Ltd.	18,500	2,306,734
Shin-Etsu Chemical Co. Ltd.	468,034	48,820,244
Shionogi & Co. Ltd.	6,400	333,271
Shiseido Co. Ltd.	100	6,422
Sony Corp.	4,900	241,082
Stanley Electric Co. Ltd.	61,800	2,320,384
Subaru Corp.	648,064	21,452,717
Sumitomo Chemical Co. Ltd.	2,000	11,603
Sumitomo Electric Industries Ltd.	761,148	11,633,010
Sumitomo Mitsui Financial Group, Inc.	1,059,747	44,959,005
Suzuken Co. Ltd.	52,200	2,196,497
Suzuki Motor Corp.	947,789	51,458,643
T&D Holdings, Inc.	500	7,953
Taisei Corp.	4,500	230,804
Toagosei Co. Ltd.	128,900	1,525,043
Toda Corp.	568,896	4,134,960
Toho Co. Ltd.	78,800	2,622,857
Tokio Marine Holdings, Inc.	494,523	22,423,086
Tokyo Electron Ltd.	100	18,499

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Tokyo Gas Co. Ltd.	1,507,814	$40,289,090
Tokyo Steel Manufacturing Co. Ltd.	359,900	2,902,867
Toray Industries, Inc.	1,432,200	13,623,727
Toshiba Corp.(a)	53,000	154,587
Toyota Industries Corp.	638,377	38,592,652
TV Asahi Holdings Corp.	172,900	3,822,074
Ube Industries Ltd.	534,934	15,674,906
Unicharm Corp.	3,900	112,490
West Japan Railway Co.	199,600	14,150,998
Yamato Kogyo Co. Ltd.	73,400	2,025,420

		954,002,938
Macau — 0.0%
Sands China Ltd.	13,600	73,907

Malaysia — 0.0%
Malaysia Airports Holdings Bhd.	235,300	539,541

Mexico — 0.0%
Banco Santander Mexico SA, Class B	43,401	62,428
Cemex SAB de CV(a)	377,936	250,086
Grupo Financiero Banorte SAB de CV, Class O	13,770	84,173

		396,687
Netherlands — 2.1%
ABN AMRO Group NV, CVA(c)	915,170	27,595,456
ING Groep NV	1,882,693	31,770,836
Koninklijke Ahold Delhaize NV	952	22,558
Koninklijke Philips NV	2,393,440	91,649,640
Royal Dutch Shell plc, Class A	949,685	30,253,911
Royal Dutch Shell plc, Class B	10,955	352,515
Royal Dutch Shell plc, ADR, Class A	607,369	38,756,216
Unilever NV, CVA	1,860	104,989

		220,506,121
Norway — 0.0%
DNB ASA	4,239	83,496
Telenor ASA	6,750	153,503

		236,999
Poland — 0.0%
PGE Polska Grupa Energetyczna SA(a)	40,509	117,411
Polski Koncern Naftowy ORLEN SA	1,413	34,778

		152,189
Portugal — 0.1%
Jeronimo Martins SGPS SA	101,310	1,842,687
NOS SGPS SA	1,343,082	7,915,954

		9,758,641
Singapore — 0.3%
CapitaLand Ltd.	7,653,850	20,960,002
ComfortDelGro Corp. Ltd.	1,679,500	2,636,488
Genting Singapore plc	361,600	299,920
Singapore Telecommunications Ltd.	1,673,800	4,322,923

		28,219,333
South Africa — 0.0%
Naspers Ltd., Class N	368	90,055
Tiger Brands Ltd.	6,165	192,954

		283,009
South Korea — 0.6%
Amorepacific Corp.	33,378	9,645,534
Coway Co. Ltd.	37,591	3,096,435
Doosan Bobcat, Inc.	503,116	15,004,960
Hana Financial Group, Inc.	2,768	119,293
Industrial Bank of Korea	7,676	113,063
KT&G Corp.	199,568	18,772,328

Security	Shares	Value
South Korea (continued)
LG Chem Ltd.	15,076	$5,503,181
LG Household & Health Care Ltd.	4,475	5,017,740
Lotte Chemical Corp.	70	28,678
POSCO	15,712	5,015,283
Samsung Electronics Co. Ltd.	194	453,276
Shinhan Financial Group Co. Ltd.	376	16,040
SK Hynix, Inc.	2,039	156,212
SK Innovation Co. Ltd.	384	76,323
SK Telecom Co. Ltd.	17,074	3,702,269
Woori Bank	4,487	61,010

		66,781,625
Spain — 0.3%
Aena SME SA(c)	934	188,335
Amadeus IT Group SA	2,101	155,480
Banco Bilbao Vizcaya Argentaria SA	15,055	119,229
CaixaBank SA	23,385	111,492
Cellnex Telecom SA(c)	1,280,471	34,232,029
Repsol SA	4,187	74,427
Telefonica SA	4,211	41,718

		34,922,710
Sweden — 0.0%
Sandvik AB	10,660	195,304
Skandinaviska Enskilda Banken AB, Class A	12,434	130,636
Volvo AB, Class B	18,031	330,046

		655,986
Switzerland — 1.1%
ABB Ltd. (Registered)	13,364	317,773
Glencore plc(a)	8,083	40,166
Nestle SA (Registered)	795,421	62,871,291
Novartis AG (Registered)	2,279	184,328
Roche Holding AG	1,404	322,074
SGS SA (Registered)	17	41,819
Swatch Group AG (The) (Registered)	1,712	143,572
Swiss Re AG	721	73,590
UBS Group AG (Registered)(a)	3,184,336	56,104,583
Zurich Insurance Group AG(a)	204	67,292

		120,166,488
Taiwan — 0.8%
Cathay Financial Holding Co. Ltd.	2,383,000	4,273,108
Cheng Shin Rubber Industry Co. Ltd.	1,312,323	2,143,423
Chunghwa Telecom Co. Ltd.	5,601,000	21,582,710
CTBC Financial Holding Co. Ltd.	25,000	18,065
Far EasTone Telecommunications Co. Ltd.	3,428,000	9,075,699
Formosa Chemicals & Fibre Corp.	884,000	3,337,794
Formosa Petrochemical Corp.	628,000	2,579,351
Formosa Plastics Corp.	918,000	3,269,522
Fubon Financial Holding Co. Ltd.	2,650,000	4,591,130
Hon Hai Precision Industry Co. Ltd.	1,443,200	4,501,299
Nan Ya Plastics Corp.	1,152,000	3,261,996
Nanya Technology Corp.	8,000	25,633
Pegatron Corp.	79,000	198,836
Taiwan Mobile Co. Ltd.	2,903,000	10,880,855
Taiwan Semiconductor Manufacturing Co. Ltd.	598,000	5,065,180
Uni-President Enterprises Corp.	2,333,000	5,509,476

		80,314,077
Thailand — 0.2%
Advanced Info Service PCL	910,500	6,012,856
Intouch Holdings PCL, Class F	2,284,600	4,383,626
PTT Global Chemical PCL	1,915,300	5,821,997
Siam Cement PCL (The)	282,400	4,470,746
Thai Oil PCL	960,700	2,800,255

		23,489,480

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Turkey — 0.0%
Akbank Turk A/S	7,860	$19,112
BIM Birlesik Magazalar A/S	290	5,259
Tupras Turkiye Petrol Rafinerileri A/S	1,195	33,378
Turkiye Halk Bankasi A/S	25,149	57,975

		115,724
United Arab Emirates — 0.5%
NMC Health plc	1,019,198	48,600,266

United Kingdom — 1.8%
Anglo American plc	1,788	41,651
Aon plc	419	58,798
Associated British Foods plc	1,800	62,931
Aviva plc	7,114	49,649
BAE Systems plc	16,486	134,883
Barclays plc	16,103	47,055
Berkeley Group Holdings plc	279,986	14,883,926
BP plc	11,445	77,198
Centrica plc	46,058	91,889
Diageo plc	1,135	38,385
GlaxoSmithKline plc	13,621	264,534
GW Pharmaceuticals plc, ADR(a)(b)	60,565	6,823,858
HSBC Holdings plc	5,401,789	50,726,655
Imperial Brands plc	4,455	151,690
International Consolidated Airlines Group SA	11,890	102,942
Legal & General Group plc	44,110	159,822
Liberty Global plc, Class A(a)	640,905	20,066,735
Liberty Global plc, Class C(a)	4,492	136,692
Lloyds Banking Group plc	375,513	341,577
National Grid plc	93,494	1,052,414
Prudential plc	1,348	33,685
SSE plc	1,165	20,899
Vodafone Group plc	27,990,848	76,583,827
Vodafone Group plc, ADR	499,896	13,907,107

		185,858,802
United States — 29.7%
3M Co.	5,867	1,287,924
AbbVie, Inc.	21,329	2,018,790
Acadia Healthcare Co., Inc.(a)(b)	450,607	17,654,782
Accenture plc, Class A	13,280	2,038,480
Activision Blizzard, Inc.	171,638	11,578,699
Adobe Systems, Inc.(a)	13,244	2,861,764
Aetna, Inc.	13,474	2,277,106
Agilent Technologies, Inc.	1,439	96,269
Air Products & Chemicals, Inc.	454,261	72,241,127
Allergan plc	105	17,670
Alliance Data Systems Corp.	3,828	814,828
Allstate Corp. (The)	646	61,241
Ally Financial, Inc.	27,785	754,363
Alphabet, Inc., Class A(a)	611	633,692
Alphabet, Inc., Class C(a)	100,705	103,906,412
Amazon.com, Inc.(a)	87,706	126,940,402
Amdocs Ltd.	27,552	1,838,269
American Express Co.	919	85,724
American International Group, Inc.	3,633	197,708
American Tower Corp.	15,720	2,284,745
Ameriprise Financial, Inc.(b)	8,873	1,312,672
AmerisourceBergen Corp.	898	77,417
Amgen, Inc.	13,078	2,229,537
Anadarko Petroleum Corp.	967,681	58,457,609
Anthem, Inc.	227,979	50,086,986
Apple, Inc.	1,402,465	235,305,578
Applied Materials, Inc.	6,124	340,556
Archer-Daniels-Midland Co.	665	28,841
AT&T, Inc.	4,109	146,486

Security	Shares	Value
United States (continued)
Automatic Data Processing, Inc.	1,203	$136,516
Bank of America Corp.	3,134,253	93,996,247
Bank of New York Mellon Corp. (The)	17,382	895,694
Baxter International, Inc.	61,833	4,021,618
Berkshire Hathaway, Inc., Class B(a)	25,044	4,995,777
Biogen, Inc.(a)	41,168	11,272,622
Boeing Co. (The)	8,582	2,813,866
Booking Holdings, Inc.(a)	105	218,441
Boston Scientific Corp.(a)	2,409	65,814
Bristol-Myers Squibb Co.	183	11,575
Broadcom Ltd.	175	41,239
CA, Inc.	7,676	260,216
Capital One Financial Corp.	14,213	1,361,890
Carnival Corp.	5,239	343,574
Caterpillar, Inc.	5,769	850,235
Celgene Corp.(a)	4,777	426,156
Charles Schwab Corp. (The)(b)	1,197,778	62,547,967
Charter Communications, Inc., Class A(a)	108,813	33,864,782
Chevron Corp.	7,622	869,213
Chubb Ltd.	204,285	27,940,059
Cigna Corp.	1,378	231,146
Cisco Systems, Inc.	10,380	445,198
Citigroup, Inc.	804,619	54,311,782
Cloudera, Inc.(a)	1,395,555	30,116,077
CME Group, Inc.	202	32,671
Coca-Cola Co. (The)	3,063	133,026
Cognizant Technology Solutions Corp., Class A	2,513	202,296
Colgate-Palmolive Co.	38,164	2,735,596
Comcast Corp., Class A	3,436,022	117,408,872
Conagra Brands, Inc.	9,779	360,650
ConocoPhillips	4,423	262,240
Constellation Brands, Inc., Class A	9,039	2,060,169
Corning, Inc.	2,950	82,246
Costco Wholesale Corp.	768	144,714
Crown Holdings, Inc.(a)	19,636	996,527
Cummins, Inc.	5,064	820,824
CVS Health Corp.	760,850	47,332,478
Danaher Corp.	305	29,863
Dave & Buster’s Entertainment, Inc.(a)	288,915	12,059,312
Dell Technologies, Inc., Class V(a)	3,301	241,666
Delta Air Lines, Inc.	18,023	987,841
Devon Energy Corp.	1,152	36,622
Discover Financial Services	21,988	1,581,597
DISH Network Corp., Class A(a)	212,921	8,067,577
Dollar General Corp.	1,404	131,344
Dominion Energy, Inc.	53,061	3,577,903
DowDuPont, Inc.	1,405,127	89,520,641
Dropbox, Inc., Class A(a)	192,325	6,010,156
Dropbox, Inc., Class B(a)(f)	1,006,421	29,930,972
DXC Technology Co.	1,622	163,060
Eaton Corp. plc	1,383	110,516
eBay, Inc.(a)	12,666	509,680
Edgewell Personal Care Co.(a)(b)	481,973	23,529,922
Edwards Lifesciences Corp.(a)	462	64,458
Electronic Arts, Inc.(a)	120,662	14,629,061
Eli Lilly & Co.	401	31,025
Emerson Electric Co.	1,668	113,924
EQT Corp.	71,360	3,390,314
Equity Residential	1,265	77,949
Estee Lauder Cos., Inc. (The), Class A	245	36,681
Expedia Group, Inc.	646	71,325
Express Scripts Holding Co.(a)	4,885	337,456
Exxon Mobil Corp.	6,540	487,949
Facebook, Inc., Class A(a)	629,764	100,629,990
Fieldwood Energy LLC(a)(e)	68,218	1,591,526
Fifth Third Bancorp	38,742	1,230,059

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
FleetCor Technologies, Inc.(a)	235,434	$47,675,385
Ford Motor Co.	5,714	63,311
Fortune Brands Home & Security, Inc.	226,311	13,327,455
Franklin Resources, Inc.	3,112	107,924
General Dynamics Corp.	7,844	1,732,740
General Electric Co.	3,031,506	40,864,701
General Mills, Inc.	3,437	154,871
General Motors Co.	5,562	202,123
Gilead Sciences, Inc.	804,032	60,615,972
Global Payments, Inc.	111,308	12,413,068
Goldman Sachs Group, Inc. (The)	137,715	34,684,900
Goodyear Tire & Rubber Co. (The)	19,273	512,276
Halliburton Co.	3,815	179,076
Hartford Financial Services Group, Inc. (The)	57,587	2,966,882
HCA Healthcare, Inc.	615,814	59,733,958
HCP, Inc.	4,668	108,438
Helmerich & Payne, Inc.(b)	15,048	1,001,595
Hewlett Packard Enterprise Co.	4,109	72,072
Home Depot, Inc. (The)	16,135	2,875,902
HP, Inc.	11,497	252,014
Humana, Inc.	166	44,626
Huntsman Corp.	19,839	580,291
Illinois Tool Works, Inc.	7,821	1,225,238
Illumina, Inc.(a)	288	68,089
Ingersoll-Rand plc	2,092	178,887
Intel Corp.	41,956	2,185,068
Intercontinental Exchange, Inc.	140	10,153
International Business Machines Corp.	234,558	35,988,234
International Paper Co.	27,690	1,479,477
Intuit, Inc.	13,835	2,398,297
Intuitive Surgical, Inc.(a)	113	46,650
Jawbone Health Hub, Inc. (Acquired 01/24/17, cost $0)(a)(e)(f)	333,860	3
Johnson & Johnson	199,864	25,612,572
JPMorgan Chase & Co.	302,523	33,268,454
Kimberly-Clark Corp.	707	77,862
Kinder Morgan, Inc.	1,776	26,747
KLA-Tencor Corp.	14,265	1,555,028
Kohl’s Corp.	11,318	741,442
Lam Research Corp.	593	120,474
Las Vegas Sands Corp.	4,279	307,660
Lear Corp.	8,124	1,511,795
Liberty Broadband Corp., Class A(a)	65,154	5,525,059
Liberty Broadband Corp., Class C(a)	206,732	17,714,865
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	233,636	9,602,440
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	391,491	15,992,407
Lockheed Martin Corp.	297	100,365
Lookout, Inc. (Acquired 03/04/15, cost $936,169)(a)(e)(f)	81,954	42,616
Lowe’s Cos., Inc.	56,285	4,939,009
LyondellBasell Industries NV, Class A	477	50,409
ManpowerGroup, Inc.	7,328	843,453
Marathon Petroleum Corp.	36,024	2,633,715
Marsh & McLennan Cos., Inc.	256,404	21,176,406
Masco Corp.	49,548	2,003,721
Mastercard, Inc., Class A	31,460	5,510,534
McDonald’s Corp.	10,881	1,701,571
McKesson Corp.	5,611	790,422
Merck & Co., Inc.	40,853	2,225,263
MetLife, Inc.	630,284	28,923,733
MGM Resorts International	774,319	27,116,651
Micron Technology, Inc.(a)	21,991	1,146,611
Microsoft Corp.	2,155,692	196,750,009
Mohawk Industries, Inc.(a)	217,490	50,505,528
Mondelez International, Inc., Class A	74,439	3,106,339

Security	Shares	Value
United States (continued)
Monster Beverage Corp.(a)	131	$7,495
Morgan Stanley	1,350,661	72,881,668
Motorola Solutions, Inc.	1,893	199,333
NextEra Energy Partners LP(b)	349,355	13,970,706
NextEra Energy, Inc.(b)	329,102	53,752,230
Norfolk Southern Corp.	253	34,352
Northrop Grumman Corp.	11,139	3,888,848
NVIDIA Corp.	498	115,332
ONEOK, Inc.	227	12,921
Oracle Corp.	9,601	476,490
O’Reilly Automotive, Inc.(a)(b)	195,815	48,440,715
PACCAR, Inc.	1,296	85,756
Packaging Corp. of America	17,342	1,954,443
PepsiCo, Inc.	37,531	4,096,509
Pfizer, Inc.	2,061,753	73,171,614
PG&E Corp.	1,451	63,742
Philip Morris International, Inc.	2,791	277,425
Phillips 66	15,116	1,449,927
Pioneer Natural Resources Co.	72,530	12,459,203
Praxair, Inc.	62	8,947
Procter & Gamble Co. (The)	277,588	22,007,177
Prudential Financial, Inc.	12,311	1,274,804
Pure Storage, Inc., Class A(a)(b)	1,259,410	25,125,230
PVH Corp.	6,054	916,757
QUALCOMM, Inc.	1,354,035	75,027,079
Raytheon Co.	14,951	3,226,725
Reinsurance Group of America, Inc.	9,407	1,448,678
Rockwell Automation, Inc.	6,945	1,209,819
Ross Stores, Inc.	8,346	650,821
Royal Caribbean Cruises Ltd.	8,350	983,129
Schlumberger Ltd.	224,077	14,515,708
Sempra Energy	280,643	31,213,114
Snap, Inc., Class A(a)(b)	1,102,577	17,497,897
St. Joe Co. (The)(a)	942,977	17,775,116
Starbucks Corp.	994	57,543
State Street Corp.	8,694	867,053
Stryker Corp.	24,520	3,945,758
SunTrust Banks, Inc.	506,959	34,493,490
Symantec Corp.	2,025	52,346
Sysco Corp.	2,259	135,450
Target Corp.	5,682	394,501
Tenet Healthcare Corp.(a)	777,622	18,857,334
TESARO, Inc.(a)(b)	102,874	5,878,220
Texas Instruments, Inc.	3,193	331,721
Thermo Fisher Scientific, Inc.	11,361	2,345,592
TJX Cos., Inc. (The)	158,430	12,921,551
Travelers Cos., Inc. (The)	31,833	4,420,330
TripAdvisor, Inc.(a)(b)	418,880	17,128,003
Tyson Foods, Inc., Class A	13,744	1,005,923
United Continental Holdings, Inc.(a)	690,849	47,993,280
United Rentals, Inc.(a)	11,147	1,925,421
United Technologies Corp.	419	52,719
UnitedHealth Group, Inc.	24,908	5,330,312
Valero Energy Corp.	33,139	3,074,305
VeriSign, Inc.(a)(b)	16,996	2,015,046
Verizon Communications, Inc.	67,568	3,231,102
VF Corp.	2,146	159,062
Visa, Inc., Class A	34,673	4,147,584
Vistra Energy Corp.(a)(b)	265,212	5,524,366
VMware, Inc., Class A(a)	2,171	263,277
Vornado Realty Trust	623	41,928
WABCO Holdings, Inc.(a)	8,457	1,132,139
Walgreens Boots Alliance, Inc.	4,803	314,452
Walmart, Inc.	4,152	369,403
Walt Disney Co. (The)	1,474	148,049

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares		Value
United States (continued)
Waste Management, Inc.		1,338	$112,553
Wells Fargo & Co.		4,074	213,518
Western Digital Corp.		11,842	1,092,661
WestRock Co.		280,403	17,993,461
Williams Cos., Inc. (The)		3,073,761	76,413,698
Williams-Sonoma, Inc.(b)		291,897	15,400,486
Wyndham Worldwide Corp.		17,042	1,950,116
Wynn Resorts Ltd.		3,586	653,943
Yum Brands, Inc.		2,076	176,730
Zimmer Biomet Holdings, Inc.		289,111	31,524,663
Zynga, Inc., Class A(a)		1,381,841	5,057,538

			3,116,105,252

Total Common Stocks — 54.7% (Cost: $4,951,581,949)			5,749,574,265

	Par (000)
Corporate Bonds — 2.6%

Australia — 0.2%(a)(g)
Quintis Ltd., 8.75%, 08/01/23(c)	USD	28,698	20,088,600
Quintis Ltd. (Acquired 11/13/17, cost $2,152,251), 14.00%, 05/31/18(e)(f)		2,207	2,144,635

			22,233,235
Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 01/12/24		4,440	4,471,162
4.00%, 04/13/28		7,315	7,404,298

			11,875,460
Brazil — 0.0%
Odebrecht Finance Ltd., 4.38%, 04/25/25(c)		5,283	1,664,145

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(a)(c)(g)		7,809	214,741

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/05/12(a)(e)(g)(h)(i)		4,800	48,000

France — 0.1%
Danone SA, 2.59%, 11/02/23(c)		8,441	7,997,971

Germany — 0.2%
Bayer Capital Corp. BV, 5.63%, 11/22/19(c)(i)	EUR	16,000	20,088,819

India — 0.0%
REI Agro Ltd.(a)(e)(g)(i):
5.50%, 11/13/14(c)	USD	6,148	1
5.50%, 11/13/14		2,291	—

			1
Italy — 0.1%
Telecom Italia SpA, 5.30%, 05/30/24(c)		7,219	7,345,332

Luxembourg — 0.1%
Intelsat Jackson Holdings SA:
7.50%, 04/01/21		6,671	6,041,424
8.00%, 02/15/24(c)		2,264	2,380,030

			8,421,454
Mexico — 0.0%
Trust F/1401, 5.25%, 12/15/24(c)		2,394	2,447,865

Netherlands — 0.0%
Cooperatieve Rabobank UA, 3.95%, 11/09/22		2,236	2,259,481

Security	Par (000)		Value
Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(c)(i)	SGD	8,750	$6,798,659

Switzerland — 0.0%
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(c)	USD	5,294	5,323,397

Turkey — 0.1%
Bio City Development Co. BV, 8.00%, 07/06/18(a)(c)(e)(g)(i)		21,400	5,765,160

United Arab Emirates — 0.1%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17(a)(c)(g)(j)		17,922	15,636,814

United States — 1.5%
AliphCom (Acquired 04/27/15-07/21/15, cost $44,105,789), 15.00%, 04/28/20(a)(e)(f)(g)(i)		44,575	5
AliphCom (Acquired 11/11/15, cost $2,968,421), 15.00%, 04/28/20(a)(e)(f)(g)(i)		3,000	—
Allergan Funding SCS, 3.45%, 03/15/22		7,672	7,606,409
Allergan Sales LLC, 5.00%, 12/15/21(c)		3,723	3,886,277
Ally Financial, Inc., 3.50%, 01/27/19		5,076	5,082,345
Apple, Inc.:
3.35%, 02/09/27		13,596	13,431,638
3.20%, 05/11/27		13,065	12,766,160
AT&T, Inc.:
3.00%, 06/30/22		12,198	11,978,943
4.45%, 04/01/24		1,939	2,001,345
3.40%, 08/14/24		21,444	21,600,341
Bank of America Corp., 4.00%, 01/22/25		4,152	4,143,832
Becton Dickinson and Co.:
3.13%, 11/08/21		7,784	7,659,031
2.89%, 06/06/22		6,370	6,180,561
3.36%, 06/06/24		3,461	3,331,208
CVS Health Corp., 3.70%, 03/09/23		29,065	29,222,823
eBay, Inc., 2.75%, 01/30/23		4,090	3,949,146
Edgewell Personal Care Co.:
4.70%, 05/19/21		3,708	3,643,110
4.70%, 05/24/22		3,820	3,705,400
General Motors Financial Co., Inc., 3.45%, 04/10/22		3,200	3,173,694
Hughes Satellite Systems Corp., 7.63%, 06/15/21		1,337	1,434,828
Santander Holdings USA, Inc., 3.70%, 03/28/22		2,205	2,209,651
Synchrony Financial, 3.75%, 08/15/21		2,199	2,217,390
Verizon Communications, Inc., 2.63%, 08/15/26		3,830	3,497,702

			152,721,839

Total Corporate Bonds — 2.6% (Cost: $367,024,735)			270,842,373

Floating Rate Loan Interests — 0.2%(k)

United States — 0.2%
Fieldwood Energy LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.13%), 9.00%, 09/30/20(a)(g)		4,979	995,821
Fieldwood Energy LLC, Term Loan, (LIBOR USD 1 Month + 7.13%), 9.00%, 12/31/2100(a)(g)		2,958	2,810,496
Fieldwood Energy LLC, Term Loan B, (LIBOR USD 1 Month + 7.00%), 8.88%, 08/31/20		2,191	2,173,164
Hilton Worldwide Finance LLC, 1st Lien Term Loan B-2, (LIBOR USD 1 Month + 2.00%), 3.87%, 10/25/23		14,377	14,446,161
Sheridan Investment Partners II LP, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.49%, 12/16/20		5,257	4,560,130
Sheridan Investment Partners II-A LP, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.49%, 12/16/20		731	634,334

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
United States (continued)
Sheridan Investment Partners II-M LP, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.49%, 12/16/20	USD	273	$236,563

			25,856,669

Total Floating Rate Loan Interests — 0.2% (Cost: $29,233,207)			25,856,669

Foreign Agency Obligations — 0.3%

Mexico — 0.3%
Petroleos Mexicanos:
(LIBOR USD 3 Month + 3.65%), 5.72%, 03/11/22(j)		8,570	9,356,040
4.63%, 09/21/23		18,828	18,867,351

			28,223,391
South Korea — 0.0%
Export-Import Bank of Korea, 2.63%, 12/30/20		5,437	5,351,895

Total Foreign Agency Obligations — 0.3% (Cost: $33,157,838)			33,575,286

Foreign Government Obligations — 8.9%

Argentina — 1.0%
Republic of Argentina:
5.63%, 01/26/22		2,915	2,957,267
3.38%, 01/15/23	EUR	9,135	11,118,767
7.50%, 04/22/26	USD	18,053	19,262,551
6.88%, 01/26/27		12,979	13,232,091
5.88%, 01/11/28		31,250	29,390,625
5.25%, 01/15/28	EUR	1,388	1,665,168
7.82%, 12/31/33		18,239	25,303,016

			102,929,485
Australia — 1.6%
Commonwealth of Australia:
5.50%, 04/21/23	AUD	52,968	46,780,151
2.75%, 04/21/24		126,838	99,127,997
3.00%, 03/21/47		31,832	23,521,648

			169,429,796
Brazil — 1.7%
Federative Republic of Brazil:
10.00%, 01/01/23	BRL	179	55,324,000
10.00%, 01/01/27		218	68,118,141
4.63%, 01/13/28	USD	27,695	27,141,100
5.00%, 01/27/45		20,006	17,975,591
5.63%, 02/21/47		7,600	7,368,200

			175,927,032
Canada — 1.0%
Canadian Government Bond:
0.50%, 08/01/18	CAD	101,937	78,906,129
0.75%, 03/01/21		26,087	19,596,382

			98,502,511
Germany — 0.5%
Federal Republic of Germany, 0.00%, 08/15/26	EUR	45,299	54,289,415

Indonesia — 0.0%
Republic of Indonesia, 4.88%, 05/05/21	USD	1,062	1,107,462

Italy — 0.4%
Republic of Italy:
0.95%, 03/01/23	EUR	22,306	27,838,901
1.85%, 05/15/24		13,627	17,608,996

			45,447,897

Security	Par (000)			Value
Japan — 0.6%
Government of Japan (2 Year), 0.10%, 10/15/18	JPY	7,006,100		$65,930,624

Mexico — 1.0%
United Mexican States:
8.50%, 12/13/18	MXN	7,176		39,666,704
6.50%, 06/10/21		5,019		27,037,999
6.50%, 06/09/22		7,092		37,996,953

				104,701,656
Poland — 1.1%
Republic of Poland:
3.25%, 07/25/25	PLN	95,041		28,425,537
2.50%, 07/25/27		310,258		86,230,361

				114,655,898
United Kingdom — 0.0%
U.K. Treasury Bonds, 2.00%, 09/07/25	GBP	—	(l)	1

Total Foreign Government Obligations — 8.9% (Cost: $910,566,878)				932,921,777

	Shares
Investment Companies — 3.6%(a)(m)
ETFS Physical Platinum Shares		67,020		5,941,323
ETFS Physical Swiss Gold Shares		230,215		29,538,887
ETFS Physical Palladium Shares		80,940		7,327,498
iShares Gold Trust(t)		5,628,395		71,649,468
SPDR Gold Shares(n)		2,089,545		262,843,866

Total Investment Companies — 3.6% (Cost: $368,686,202)				377,301,042

Preferred Securities — 2.8%

Capital Trusts — 0.9%
Netherlands — 0.0%
ING Groep NV, 6.00%(o)(p)	USD	3,944		4,042,600

United Kingdom — 0.4%(o)(p)
HSBC Holdings plc, 6.38%		14,896		15,082,200
Lloyds Bank plc, 13.00%	GBP	8,180		20,966,491

				36,048,691
United States — 0.5%
American Express Co., Series C, 4.90%(o)(p)	USD	5,135		5,160,675
Citigroup, Inc., Series O, 5.87%(o)(p)		16,717		17,260,302
Goldman Sachs Group, Inc. (The), Series M, 5.38%(o)(p)		8,271		8,490,843
Morgan Stanley, Series H, 5.45%(o)(p)		5,940		6,047,039
NBCUniversal Enterprise, Inc., 5.25%(c)(o)		6,235		6,468,812
Prudential Financial, Inc.(p):
5.63%, 06/15/43		2,954		3,098,008
5.87%, 09/15/42		4,447		4,680,467
USB Capital IX, 3.50%(o)(p)		2,096		1,892,793

				53,098,939

Total Capital Trusts — 0.9% (Cost: $87,364,534)				93,190,230

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund (Percentages shown are based on Net Assets)

Security		Shares	Value
Preferred Stocks — 1.4%

Brazil — 0.0%
Petroleo Brasileiro SA (Preference), 0.00%(a)		11,122	$72,126

South Korea — 0.0%
Samsung Electronics Co. Ltd. (Preference), 0.00%(a)		80	153,835

United States — 1.7%
Anthem, Inc., 5.25%(b)(i)		407,836	21,884,480
Crown Castle International Corp., Series A, 6.88%(b)(i)		13,602	15,206,084
Dominion Energy, Inc., Series A, 6.75%(i)		328,925	15,265,409
Domo, Inc., Series D-2 (Acquired 04/01/15-04/12/17, cost $23,596,895), 0.00%(a)(e)(f)		2,798,626	16,847,729
Grand Rounds, Inc., Series C (Acquired 03/31/15, cost $5,939,231), 0.00%(a)(e)(f)		2,139,107	5,198,030
Lookout, Inc., Series F (Acquired 09/19/14-10/22/14, cost $10,936,522), Series F, 0.00%(a)(e)(f)		957,404	10,004,872
Palantir Technologies, Inc., Series I (Acquired 03/27/14, cost $11,447,321), 0.00%(a)(e)(f)		1,867,426	10,289,517
Uber Technologies, Inc., Series D (Acquired 06/10/14, cost $17,574,548), 0.00%(a)(e)(f)		1,132,888	38,790,085
Wells Fargo & Co., Series L, 7.50%(i)(o)		3,211	4,142,190
Welltower, Inc., Series I, 6.50%(b)(i)(o)		154,397	8,590,649

			146,219,045

Total Preferred Stocks — 1.4% (Cost: $130,290,985)			146,445,006

Trust Preferreds — 0.5%

China — 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/03/19(c)(i)		159,574	32,961,047

United States — 0.2%(b)(p)
Citigroup Capital XIII, 8.14%, 10/30/40		362,772	9,863,771
GMAC Capital Trust I, Series 2, 7.62%, 02/15/40		405,551	10,536,215

			20,399,986
Total Trust Preferreds — 0.5% (Cost: $35,605,770)			53,361,033

Total Preferred Securities — 2.8% (Cost: $253,261,289)			292,996,269

	Par (000)
U.S. Treasury Obligations — 15.8%
U.S. Treasury Notes:
1.25%, 12/15/18(m)	USD	22,253	22,130,037
1.13%, 07/31/21		21,708	20,792,563
2.38%, 01/31/23		265,751	263,571,310
2.63%, 02/28/23 - 03/31/25		676,973	677,812,476
2.50%, 01/31/25		125,734	124,318,998
2.75%, 02/28/25		217,752	218,662,136
2.75%, 02/15/28		331,209	331,377,591

Total U.S. Treasury Obligations — 15.8% (Cost: $1,652,470,468)			1,658,665,111

Security	Shares		Value
Warrants — 0.0%

Australia — 0.0%
Quintis Ltd. (Issued/exercisable 08/01/11, 1 share for 1 warrant, Expires 07/15/18, Strike Price AUD 1.28)(a)(e)		3,767,700	$29

Total Warrants — 0.0%			29

Total Long-Term Investments — 88.9% (Cost: $8,565,982,566)			9,341,732,821

Short-Term Securities — 13.2%

Money Market Funds — 2.9%(q)(t)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%	USD	13,016,958	13,016,958
SL Liquidity Series, LLC, Money Market Series, 1.87%(r)		288,211,596	288,182,775

Total Money Market Funds — 2.9% (Cost: $301,213,097)			301,199,733

	Par (000)
Time Deposits — 0.0%

Japan — 0.0%
Sumitomo, (0.28)%, 04/02/18	JPY	89,112	837,483
Total Time Deposits — 0.0% (Cost: $837,483)			837,483

U.S. Treasury Obligations — 10.3%
U.S. Treasury Bills:(s)
1.41%, 04/05/18	USD	90,000	89,987,806
1.42%, 04/12/18		230,000	229,895,481
1.55%, 04/19/18		268,790	268,582,631
1.60%, 05/10/18		260,000	259,553,322
1.61%, 05/03/18		171,120	170,880,446
1.62%, 05/17/18		30,000	29,938,438
1.66%, 04/26/18		29,000	28,969,163

Total U.S. Treasury Obligations — 10.3% (Cost: $1,077,797,754)			1,077,807,287

Total Short-Term Securities — 13.2% (Cost: $1,379,848,334)			1,379,844,503

Total Options Purchased — 0.3% (Cost: $32,448,133)			31,071,780

Total Investments — 102.4% (Cost: $9,978,279,033)			10,752,649,104

Total Investments — 102.4% (Cost: $9,978,279,033)			10,752,649,104

Liabilities in Excess of Other Assets — (2.4)%			(248,003,309)

Net Assets — 100.0%			$10,504,645,795

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund

(f)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $113,248,464, representing 1.08% of its net assets as of period end, and an original cost of $148,492,930.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Zero-coupon bond.
(i)	Convertible security.
(j)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.
(l)	Amount is less than $500.
(m)	All or a portion of the security is held by a wholly-owned subsidiary.
(n)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)	Perpetual security with no stated maturity date.
(p)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(q)	Annualized 7-day yield as of period end.
(r)	Security was purchased with the cash collateral from loaned securities.
(s)	Rates are discount rates or a range of discount rates at the time of purchase.
(t)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	10,574,106	2,442,852	(b)	—	13,016,958	$13,016,958	$28,700		$20	$—
SL Liquidity Series, LLC, Money Market Series	235,838,442	52,373,154	(b)	—	288,211,596	288,182,775	210,057	(c)	(11,525)	28,057
iShares Gold Trust	2,098,037	3,530,358		—	5,628,395	71,649,468	—		—	5,673,383

						$372,849,201	$238,757		$(11,505)	$5,701,440

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	441	06/15/18	$26,191	$(849,524)

Short Contracts
Yen Denominated Nikkei 225 Index	1,551	06/07/18	156,514	(1,354,282)
EURO STOXX 50 Index	89	06/15/18	3,593	21,331
FTSE 100 Index	9	06/15/18	883	7,413
NASDAQ 100 Emini Index	151	06/15/18	19,914	1,423,823
S&P 500 E-Mini Index	166	06/15/18	21,937	818,352

				916,637

				$67,113

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,109,060	AUD	13,000,000	Citibank NA	04/06/18	$124,494
EUR	42,213,000	USD	49,933,758	UBS AG	04/12/18	2,039,814
JPY	4,878,750,000	USD	44,021,511	Deutsche Bank AG	04/12/18	1,855,234
JPY	4,878,750,000	USD	44,060,074	BNP Paribas SA	04/19/18	1,836,864
JPY	4,643,850,000	USD	41,930,547	Goldman Sachs International	04/20/18	1,759,309
USD	62,304,010	AUD	77,899,000	Goldman Sachs International	04/26/18	2,473,499
GBP	20,009,000	USD	28,072,387	JP Morgan Chase Bank NA	05/10/18	43,612
GBP	19,943,000	USD	27,956,476	JP Morgan Chase Bank NA	05/18/18	75,504
USD	39,910,978	EUR	32,218,000	UBS AG	05/21/18	130,930
GBP	20,663,000	USD	28,990,912	JP Morgan Chase Bank NA	05/24/18	59,881
EUR	22,075,000	PLN	93,127,802	Deutsche Bank AG	06/15/18	68,448

						10,467,589

USD	24,552,105	MXN	481,290,000	UBS AG	04/12/18	(1,885,315)
USD	27,396,612	AUD	36,024,000	Deutsche Bank AG	04/13/18	(271,197)
AUD	53,457,993	USD	41,120,957	Goldman Sachs International	04/26/18	(62,420)
NOK	167,947,000	USD	21,668,903	Morgan Stanley & Co. International plc	04/27/18	(228,140)
EUR	22,771,000	USD	28,217,391	UBS AG	05/21/18	(101,696)
JPY	2,928,317,000	USD	27,790,540	Barclays Bank plc	06/08/18	(149,178)
EUR	41,218,000	USD	51,437,179	UBS AG	06/14/18	(447,504)
JPY	3,486,281,000	USD	32,936,269	Goldman Sachs International	06/14/18	(13,748)
EUR	31,646,000	USD	39,423,796	UBS AG	06/15/18	(272,040)
SEK	229,173,808	EUR	22,773,000	Deutsche Bank AG	06/21/18	(576,559)
EUR	46,500,000	USD	58,098,960	Barclays Bank plc	06/29/18	(501,364)
SEK	224,927,697	EUR	22,064,000	BNP Paribas SA	06/29/18	(210,619)
EUR	46,500,000	USD	58,179,870	Deutsche Bank AG	07/13/18	(516,724)
EUR	46,500,000	USD	58,208,467	Goldman Sachs International	07/20/18	(512,989)
EUR	46,500,000	USD	58,253,805	BNP Paribas SA	07/27/18	(525,994)
EUR	46,500,000	USD	58,277,381	UBS AG	08/03/18	(517,236)

						(6,792,723)

	Net Unrealized Appreciation					$3,674,866

10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Shares Index(a)	3,484	04/20/18	USD	125.50	USD	43,825	$494,728
SPDR Gold Shares Index(a)	2,091	07/20/18	USD	128.00	USD	26,303	516,477

							$1,011,205

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	Citibank NA	17,227	04/20/18	USD	2,875.00	USD	45,494	$9,475
S&P 500 Index	Morgan Stanley & Co. International plc	13,780	04/20/18	USD	2,875.00	USD	36,391	7,579
SPDR Gold Shares Index(a)	Morgan Stanley & Co. International plc	174,317	04/20/18	USD	127.00	USD	21,927	135,096
EUR Currency	Barclays Bank plc	—	05/18/18	USD	1.19	EUR	135,126	6,172,363
SPDR Gold Shares Index(a)	Morgan Stanley & Co. International plc	279,094	05/18/18	USD	129.00	USD	35,107	257,369
SPDR Gold Shares Index(a)	Societe Generale SA	348,426	05/18/18	USD	128.50	USD	43,829	369,269
GBP Currency	BNP Paribas SA	—	06/14/18	USD	1.41	GBP	137,981	3,097,766
SPDR Gold Shares Index(a)	Societe Generale SA	348,560	06/15/18	USD	130.00	USD	43,845	444,414
SPDR Gold Shares Index(a)	JP Morgan Chase Bank NA	209,059	06/29/18	USD	127.00	USD	26,298	520,557
SPDR Gold Shares Index(a)	JP Morgan Chase Bank NA	125,287	07/20/18	USD	129.00	USD	15,760	265,608
SPDR Gold Shares Index(a)	JP Morgan Chase Bank NA	125,287	07/20/18	USD	130.00	USD	15,760	228,649
EURO STOXX 50 Index	Deutsche Bank AG	3,336	09/21/18	EUR	3,426.55	EUR	11,214	280,418
BP plc	UBS AG	869,910	01/18/19	USD	40.00	USD	35,266	2,644,526
Chevron Corp.	UBS AG	275,840	01/18/19	USD	125.00	USD	31,457	1,193,008
ConocoPhillips	UBS AG	458,581	01/18/19	USD	52.50	USD	27,189	4,505,558
Exxon Mobil Corp.	UBS AG	187,537	01/18/19	USD	95.00	USD	13,992	71,264
Occidental Petroleum Corp.	UBS AG	403,026	01/18/19	USD	75.00	USD	26,181	691,190
Royal Dutch Shell plc	UBS AG	496,555	01/18/19	USD	60.00	USD	31,685	3,078,641
Schlumberger Ltd.	UBS AG	271,460	01/18/19	USD	90.00	USD	17,585	137,087
Suncor Energy, Inc.	UBS AG	585,698	01/18/19	USD	35.00	USD	20,230	1,423,246
TOTAL SA	UBS AG	598,145	01/18/19	USD	60.00	USD	34,507	1,480,409

								$27,013,492

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.15%	Semi-Annual	Goldman Sachs International	04/24/18	2.15%	USD	692,291	$2,188
5Yx5Y Interest Rate Swap	3 month LIBOR	Quarterly	2.91%	Semi-Annual	Goldman Sachs International	06/01/18	2.91%	USD	279,130	1,573,755
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.42%	Semi-Annual	Goldman Sachs International	07/09/18	2.42%	USD	278,785	650,958

										2,226,901

Put
5-Year Interest Rate Swap	1.07%	Semi-Annual	6 month JPY LIBOR	Semi-Annual	Deutsche Bank AG	04/04/18	1.07%	JPY	2,370,178	2
30-Year Interest Rate Swap	2.75%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/02/18	2.75%	USD	31,963	775,237

										775,239

										$3,002,140

OTC Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
5Y-30Y CMS Index Cap	0.60%	Goldman Sachs International	11/06/18	USD	215,050	$44,943	$659,487	$(614,544)

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)		Value
Put
EURO STOXX 50 Index	Down-and-In	Deutsche Bank AG	(3,336)	09/21/18	EUR 2,586.07	EUR 2,165.83	EUR	11,214	$(69,073)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
GBP Currency	BNP Paribas SA	—	06/14/18	USD	1.46	GBP	137,981	$(719,931)
USD Currency	Goldman Sachs International	—	06/14/18	ZAR	12.50	USD	34,495	(334,949)
SPDR Gold Shares Index(a)	Societe Generale SA	348,560	06/15/18	USD	145.00	USD	43,845	(43,570)
Apple, Inc.	Barclays Bank plc	69,668	01/18/19	USD	160.00	USD	11,689	(1,454,320)
Comcast Corp.	Citibank NA	296,904	01/18/19	USD	36.25	USD	9,529	(725,930)
Comcast Corp.	Citibank NA	278,878	01/18/19	USD	40.00	USD	10,145	(348,598)
DowDuPont, Inc.	Barclays Bank plc	154,298	01/18/19	USD	70.00	USD	9,830	(473,695)
FleetCor Technologies, Inc.	Barclays Bank plc	34,069	01/18/19	USD	180.00	USD	6,899	(1,189,008)
Gilead Sciences, Inc.	UBS AG	134,676	01/18/19	USD	80.00	USD	10,153	(733,984)
Microsoft Corp.	Barclays Bank plc	123,473	01/18/19	USD	90.00	USD	11,269	(1,182,254)
Pioneer Natural Resources Co.	UBS AG	72,530	01/18/19	USD	165.00	USD	12,459	(1,827,756)
United Continental Holdings, Inc.	Deutsche Bank AG	90,361	01/18/19	USD	75.00	USD	6,277	(600,901)

								(9,634,896)

Put
GBP Currency	BNP Paribas SA	—	06/14/18	USD	1.35	GBP	137,981	(607,105)
BP plc	UBS AG	869,910	01/18/19	USD	25.00	USD	35,266	(230,526)
Chevron Corp.	UBS AG	275,840	01/18/19	USD	80.00	USD	31,457	(343,421)
ConocoPhillips	UBS AG	458,581	01/18/19	USD	35.00	USD	27,189	(142,160)
Exxon Mobil Corp.	UBS AG	187,537	01/18/19	USD	60.00	USD	13,992	(233,484)
Occidental Petroleum Corp.	UBS AG	403,026	01/18/19	USD	45.00	USD	26,181	(308,315)
Schlumberger Ltd.	UBS AG	271,460	01/18/19	USD	60.00	USD	17,585	(1,092,626)
Suncor Energy, Inc.	UBS AG	585,698	01/18/19	USD	25.00	USD	20,230	(269,421)

								(3,227,058)

								$(12,861,954)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.90%	Semi-Annual	Goldman Sachs International	04/24/18	1.90%	USD	692,291	$(83)
5Yx5Y Interest Rate Swap	3 month LIBOR	Quarterly	2.66%	Semi-Annual	Goldman Sachs International	06/01/18	2.66%	USD	418,690	(658,620)

										(658,703)

Put
5-Year Interest Rate Swap	2.40%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	04/24/18	2.40%	USD	346,146	(5,075,301)
5-Year Interest Rate Swap	2.50%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/02/18	2.50%	USD	146,213	(1,534,072)
10-Year Interest Rate Swap	2.82%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	07/09/18	2.82%	USD	278,785	(3,014,824)

										(9,624,197)

										$(10,282,900)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR Gold Shares Index(a)	2,091	07/20/18	USD	118.00	USD	26,303	$(92,004)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	USD 5,817	$(385,616)	$—	$(385,616)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3 month LIBOR	Quarterly	2.40%	Semi-Annual	N/A		03/07/23	USD	134,710	$(1,777,000)	$—	$(1,777,000)
0.42%	Annual	6 month EURIBOR	Semi-Annual	N/A		03/07/23	EUR	119,219	(527,931)	—	(527,931)
0.34%	Annual	6 month EURIBOR	Semi-Annual	06/14/18	(a)	06/14/23	EUR	118,086	589,134	—	589,134
3 month LIBOR	Quarterly	2.33%	Semi-Annual	06/14/18	(a)	06/14/23	USD	147,260	(2,699,813)	—	(2,699,813)
0.37%	Annual	6 month EURIBOR	Semi-Annual	N/A		08/15/26	EUR	45,313	1,810,714	—	1,810,714
3 month LIBOR	Quarterly	2.73%	Semi-Annual	07/25/18	(a)	07/25/28	USD	79,567	(474,256)	—	(474,256)
1.08%	Annual	6 month EURIBOR	Semi-Annual	07/25/18	(a)	07/25/28	EUR	55,837	(329,421)	—	(329,421)

									$(3,408,573)	$—	$(3,408,573)

(a)	Forward Swap.

OTC Currency Swaps

Paid by the Fund		Received by the Fund		Notional Amount (000)			Termination Date	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Delivered	Received	Counterparty
0.10 JPY	Semi-Annual	2.01%	Semi-Annual	JPY 7,006,100	USD 67,725	Bank of America NA	10/15/18	$2,243,777	$—	$2,243,777

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nikkei Dividend Future December 2017	JPY	600,750,000	BNP Paribas SA	04/02/18	JPY	600,750	$660,589	$—	$660,589
Nikkei Dividend Future December 2017	JPY	594,918,000	BNP Paribas SA	04/02/18	JPY	594,918	715,399	—	715,399
S&P 500 Index Annual Dividend Future December 2018	USD	7,094,313	BNP Paribas SA	12/21/18	USD	7,094	1,069,838	—	1,069,838
Nikkei Dividend Future December 2018	JPY	309,375,000	BNP Paribas SA	04/01/19	JPY	309,375	699,920	—	699,920
Nikkei Dividend Future December 2018	JPY	618,839,000	BNP Paribas SA	04/01/19	JPY	618,839	1,439,087	—	1,439,087
Nikkei Dividend Future December 2018	JPY	316,800,000	BNP Paribas SA	04/01/19	JPY	316,800	630,140	—	630,140
Euro Stoxx 50 Index Dividend Future December 2019	EUR	2,608,580	BNP Paribas SA	12/20/19	EUR	2,609	690,701	—	690,701
Euro Stoxx 50 Index Dividend Future December 2019	EUR	3,305,250	BNP Paribas SA	12/20/19	EUR	3,305	923,760	—	923,760
Euro Stoxx 50 Index Dividend Future December 2019	EUR	3,589,050	BNP Paribas SA	12/20/19	EUR	3,589	1,035,239	—	1,035,239
Nikkei Dividend Future December 2019	JPY	510,000,000	BNP Paribas SA	04/01/20	JPY	510,000	1,539,401	—	1,539,401
Nikkei Dividend Future December 2019	JPY	418,800,000	BNP Paribas SA	04/01/20	JPY	418,800	1,130,022	—	1,130,022
Nikkei Dividend Future December 2019	JPY	314,640,000	BNP Paribas SA	04/01/20	JPY	314,640	842,442	—	842,442
Euro Stoxx 50 Index Dividend Future December 2020	EUR	836,940	BNP Paribas SA	12/18/20	EUR	837	319,006	—	319,006
Euro Stoxx 50 Index Dividend Future December 2020	EUR	720,000	BNP Paribas SA	12/18/20	EUR	720	276,851	—	276,851
Euro Stoxx 50 Index Dividend Future December 2020	EUR	2,800,780	BNP Paribas SA	12/18/20	EUR	2,801	615,742	—	615,742
Euro Stoxx 50 Index Dividend Future December 2020	EUR	970,000	BNP Paribas SA	12/18/20	EUR	970	356,831	—	356,831
Euro Stoxx 50 Index Dividend Future December 2020	EUR	1,810,440	BNP Paribas SA	12/18/20	EUR	1,810	687,034	—	687,034
Euro Stoxx 50 Index Dividend Future December 2020	EUR	964,000	BNP Paribas SA	12/18/20	EUR	964	364,213	—	364,213
Euro Stoxx 50 Index Dividend Future December 2020	EUR	2,919,700	BNP Paribas SA	12/18/20	EUR	2,920	1,074,060	—	1,074,060
S&P 500 Index Annual Dividend Future December 2020	USD	2,914,481	Goldman Sachs International	12/18/20	USD	2,914	757,856	—	757,856
Nikkei Dividend Future December 2020	JPY	143,310,000	BNP Paribas SA	04/01/21	JPY	143,310	127,174	—	127,174
Nikkei Dividend Future December 2020	JPY	191,375,000	BNP Paribas SA	04/01/21	JPY	191,375	369,109	—	369,109
Nikkei Dividend Future December 2020	JPY	104,085,000	BNP Paribas SA	04/01/21	JPY	104,085	192,341	—	192,341
Nikkei Dividend Future December 2020	JPY	384,120,000	BNP Paribas SA	04/01/21	JPY	384,120	681,989	—	681,989
Nikkei Dividend Future December 2020	JPY	89,240,000	BNP Paribas SA	04/01/21	JPY	89,240	158,442	—	158,442
Euro Stoxx 50 Index Dividend Future December 2021	EUR	1,353,230	BNP Paribas SA	12/17/21	EUR	1,353	307,871	—	307,871
Euro Stoxx 50 Index Dividend Future December 2021	EUR	833,520	BNP Paribas SA	12/17/21	EUR	834	13,584	—	13,584
Euro Stoxx 50 Index Dividend Future December 2021	EUR	1,524,150	BNP Paribas SA	12/17/21	EUR	1,524	157,805	—	157,805
Euro Stoxx 50 Index Dividend Future December 2021	EUR	1,637,150	BNP Paribas SA	12/17/21	EUR	1,637	48,886	—	48,886
Euro Stoxx 50 Index Dividend Future December 2021	EUR	1,409,760	BNP Paribas SA	12/17/21	EUR	1,410	253,374	—	253,374
S&P 500 Index Annual Dividend Future December 2021	USD	3,726,213	BNP Paribas SA	12/17/21	USD	3,726	1,112,875	—	1,112,875
Nikkei Dividend Future December 2021	JPY	198,750,000	BNP Paribas SA	04/01/22	JPY	198,750	341,149	—	341,149
Nikkei Dividend Future December 2021	JPY	389,070,000	BNP Paribas SA	04/01/22	JPY	389,070	717,344	—	717,344
Nikkei Dividend Future December 2021	JPY	144,840,000	BNP Paribas SA	04/01/22	JPY	144,840	140,914	—	140,914
Nikkei Dividend Future December 2021	JPY	199,250,000	BNP Paribas SA	04/01/22	JPY	199,250	336,450	—	336,450
Euro Stoxx 50 Index Dividend Future December 2021	EUR	744,600	BNP Paribas SA	12/16/22	EUR	745	74,467	—	74,467
Euro Stoxx 50 Index Dividend Future December 2022	EUR	1,481,040	BNP Paribas SA	12/16/22	EUR	1,481	158,974	—	158,974
Euro Stoxx 50 Index Dividend Future December 2022	EUR	1,495,800	BNP Paribas SA	12/16/22	EUR	1,496	126,244	—	126,244
Euro Stoxx 50 Index Dividend Future December 2022	EUR	3,130,720	BNP Paribas SA	12/16/22	EUR	3,131	110,445	—	110,445
Nikkei Dividend Future December 2022	JPY	143,820,000	BNP Paribas SA	04/03/23	JPY	143,820	140,275	—	140,275
Nikkei Dividend Future December 2022	JPY	145,520,000	JP Morgan Chase Bank NA	04/03/23	JPY	145,520	124,299	—	124,299
Euro Stoxx 50 Index Dividend Future December 2023	EUR	2,214,720	BNP Paribas SA	12/15/23	EUR	2,215	(20,081)	—	(20,081)
Euro Stoxx 50 Index Dividend Future December 2023	EUR	2,147,040	BNP Paribas SA	12/15/23	EUR	2,147	20,930	—	20,930

							$21,522,991	$—	$21,522,991

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference index	Reference rate
3 month LIBOR	London Interbank Offered Rate	2.31%
6 month EURIBOR	Euro Interbank Offered Rate	(0.27)%

14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent consolidated financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$1,088,404	$—	$1,088,404
Belgium	—	47,104,839	—	47,104,839
Brazil	31,507,159	—	—	31,507,159
Canada	39,216,145	—	—	39,216,145
China	59,208,810	12,796,272	—	72,005,082
Czech Republic	4,835,047	—	—	4,835,047
Denmark	—	264,191	—	264,191
Finland	—	15,585,389	—	15,585,389
France	949,462	203,443,288	—	204,392,750
Germany	—	105,465,697	—	105,465,697
Hong Kong	—	83,664,813	—	83,664,813
India	75,739	128,916,734	—	128,992,473
Indonesia	—	8,931,761	—	8,931,761
Ireland	3,221,314	15,896	—	3,237,210
Israel	189,938	—	—	189,938
Italy	—	111,901,557	—	111,901,557
Japan	—	954,002,938	—	954,002,938
Macau	—	73,907	—	73,907
Malaysia	—	539,541	—	539,541

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Mexico	$396,687	$—	$—	$396,687
Netherlands	38,756,216	181,749,905	—	220,506,121
Norway	—	236,999	—	236,999
Poland	—	152,189	—	152,189
Portugal	—	9,758,641	—	9,758,641
Singapore	—	28,219,333	—	28,219,333
South Africa	—	283,009	—	283,009
South Korea	3,096,435	63,685,190	—	66,781,625
Spain	—	34,922,710	—	34,922,710
Sweden	—	655,986	—	655,986
Switzerland	—	120,166,488	—	120,166,488
Taiwan	—	80,314,077	—	80,314,077
Thailand	4,383,626	19,105,854	—	23,489,480
Turkey	—	115,724	—	115,724
United Arab Emirates	—	48,600,266	—	48,600,266
United Kingdom	41,085,079	144,773,723	—	185,858,802
United States	3,084,469,176	30,013,966	1,634,145	3,116,117,287
Corporate Bonds:
Australia	—	20,088,600	2,144,635	22,233,235
Belgium	—	11,875,460	—	11,875,460
Brazil	—	1,664,145	—	1,664,145
Chile	—	214,741	—	214,741
China	—	—	48,000	48,000
France	—	7,997,971	—	7,997,971
Germany	—	20,088,819	—	20,088,819
India	—	—	1	1
Italy	—	7,345,332	—	7,345,332
Luxembourg	—	8,421,454	—	8,421,454
Mexico	—	2,447,865	—	2,447,865
Netherlands	—	2,259,481	—	2,259,481
Singapore	—	6,798,659	—	6,798,659
Switzerland	—	5,323,397	—	5,323,397
Turkey	—	—	5,765,160	5,765,160
United Arab Emirates	—	15,636,814	—	15,636,814
United States	—	152,721,834	5	152,721,839
Floating Rate Loan Interests	—	25,856,669	—	25,856,669
Foreign Agency Obligations	—	33,575,286	—	33,575,286
Foreign Government Obligations	—	932,921,777	—	932,921,777
Investment Companies	377,301,042	—	—	377,301,042
Preferred Securities:
Brazil	72,126	—	—	72,126
China	—	32,961,047	—	32,961,047
Netherlands	—	4,042,600	—	4,042,600
South Korea	—	153,835	—	153,835
United Kingdom	—	36,048,691	—	36,048,691
United States	85,488,798	53,098,939	81,130,233	219,717,970
U.S. Treasury Obligations	—	1,658,665,111	—	1,658,665,111
Warrants	—	—	29	29
Short-Term Securities:
Money Market Funds	13,016,958	—	—	13,016,958
Time Deposits	—	837,483	—	837,483
U.S. Treasury Obligations	—	1,077,807,287	—	1,077,807,287
Options Purchased:
Equity contracts	1,011,205	17,743,363	—	18,754,568
Foreign currency exchange contracts	—	9,270,129	—	9,270,129
Interest rate contracts	—	3,047,083	—	3,047,083

Subtotal	$3,788,280,962	$6,585,463,159	$90,722,208	$10,464,466,329

Investments valued at NAV(a)				$288,182,775
Total Investments				$10,752,649,104

16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Equity contracts	$2,270,919	$21,543,072	$—	$23,813,991
Foreign currency exchange contracts	—	12,711,366	—	12,711,366
Interest rate contracts	—	2,399,848	—	2,399,848
Liabilities:
Credit contracts	—	(385,616)	—	(385,616)
Equity contracts	(2,203,806)	(11,381,127)	—	(13,584,933)
Foreign currency exchange contracts	—	(8,454,708)	—	(8,454,708)
Interest rate contracts	—	(16,091,321)	—	(16,091,321)

	$67,113	$341,514	$—	$408,627

(a)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2018, there were no transfers between Levels 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

	Common Stocks	Corporate Bonds	Preferred Securities	Warrants	Total
Investments:
Assets:
Opening Balance, as of December 31, 2017	$472,461	$8,403,598	$101,952,816	$29	$110,828,904
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	(28,835,783)	—	(28,835,783)
Accrued discounts/premiums	—	75,031	—	—	75,031
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(429,842)	(520,828)	8,013,200	—	7,062,530
Purchases	1,591,526	—	—	—	1,591,526
Sales	—	—	—	—	—

Closing Balance, as of March 31, 2018	$1,634,145	$7,957,801	$81,130,233	$29	$90,722,208

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(a)	$(429,842)	$(520,828)	$(480,998)	$—	$(1,431,668)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

17

Schedule of Investments (unaudited) March 31, 2018	BlackRock Global Opportunities V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 100.0%

Australia — 0.8%
Ensogo Ltd. (a)(b)	18,821	$—
Xero Ltd. (a)	7,540	195,576

		195,576
Belgium — 1.5%
Anheuser-Busch InBev SA	3,208	352,710

Brazil — 0.8%
Embraer SA — ADR (c)	7,347	191,022

Canada — 0.6%
Encana Corp.	12,878	141,640

China — 6.6%
AIA Group Ltd.	40,089	342,708
Alibaba Group Holding Ltd. — ADR (a)	1,189	218,229
Anhui Conch Cement Co. Ltd., H Shares	42,500	233,876
Baidu, Inc. — ADR (a)	902	201,317
China Construction Bank Corp., H Shares	255,000	266,349
Weichai Power Co. Ltd., H Shares	281,000	317,796

		1,580,275
France — 6.4%
AXA SA	11,682	310,543
Compagnie de Saint-Gobain	5,458	288,210
Dassault Aviation SA	174	332,412
Iliad SA	1,302	269,546
Renault SA	2,856	346,570

		1,547,281
Germany — 1.2%
KION Group AG	3,054	285,124

Hong Kong — 0.6%
Melco Resorts & Entertainment Ltd. — ADR (c)	4,938	143,103

India — 3.7%
Dish TV India Ltd. (a)	72,147	79,384
Federal Bank Ltd.	85,884	118,633
HDFC Bank Ltd. (b)	9,443	280,340
ICICI Bank Ltd.	82,758	359,156
Srei Infrastructure Finance Ltd.	38,989	44,593

		882,106
Indonesia — 0.6%
Matahari Department Store Tbk PT	173,289	138,415

Ireland — 0.6%
Medtronic PLC	1,767	141,749

Italy — 3.6%
Azimut Holding SpA	14,128	303,688
Eni SpA	14,348	252,744
UniCredit SpA	14,479	302,628

		859,060
Japan — 6.9%
Alps Electric Co. Ltd.	5,718	141,544
FANUC Corp.	564	145,147
Nintendo Co. Ltd.	937	416,284
Nippon Yusen KK (a)	7,700	151,181
SMC Corp.	500	203,400
SoftBank Group Corp.	3,035	226,384
Sumitomo Mitsui Financial Group, Inc.	8,781	372,528

		1,656,468
Mexico — 0.9%
Fomento Economico Mexicano SAB de CV — ADR	2,454	224,369

Netherlands — 2.3%
Aalberts Industries NV	5,241	267,084

Security	Shares	Value
Netherlands (continued)
Euronext NV (d)	3,740	$274,138

		541,222
Norway — 1.4%
Statoil ASA	14,682	347,493

Portugal — 1.3%
Galp Energia SGPS SA	16,410	309,472

South Korea — 3.3%
Amorepacific Corp.	634	183,213
LG Chem Ltd.	898	327,796
Samsung SDI Co. Ltd.	1,597	289,539

		800,548
Spain — 1.2%
Cellnex Telecom SAU (d)	11,202	299,474

Sweden — 1.6%
Atlas Copco AB, A Shares	9,019	391,711

Switzerland — 1.6%
Nestle SA, Registered Shares	4,816	380,664

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	34,577	292,874

United Kingdom — 6.9%
Aptiv PLC	3,145	267,231
AstraZeneca PLC	2,525	173,571
CNH Industrial NV	26,871	332,046
Delphi Technologies PLC	1,048	49,937
GlaxoSmithKline PLC	8,129	157,873
Imperial Brands PLC	6,404	218,053
Unilever PLC	8,199	454,736

		1,653,447
United States — 44.4%
Actuant Corp., Class A (c)	15,168	352,656
Adobe Systems, Inc. (a)	431	93,130
Allergan PLC	711	119,654
Alphabet, Inc., Class C (a)	433	446,765
Amazon.com, Inc. (a)	290	419,729
American International Group, Inc.	5,112	278,195
Amgen, Inc.	1,093	186,335
Apple Inc.	2,966	497,635
Assured Guaranty Ltd.	4,297	155,551
Biogen, Inc. (a)	496	135,815
Boston Scientific Corp. (a)	10,302	281,451
Centene Corp. (a)	2,784	297,526
Comcast Corp., Class A	4,357	148,879
Concho Resources, Inc. (a)	1,913	287,581
Crown Holdings, Inc. (a)	5,719	290,239
E*TRADE Financial Corp. (a)	3,574	198,035
Eastman Chemical Co.	2,894	305,549
Eli Lilly & Co.	3,237	250,447
EOG Resources, Inc.	3,651	384,341
Facebook, Inc., Class A (a)	1,497	239,206
Humana, Inc.	1,275	342,758
Intercontinental Exchange, Inc.	2,716	196,964
Kennedy-Wilson Holdings, Inc. (c)	9,179	159,715
Lowe’s Cos., Inc.	2,883	252,983
Mastercard, Inc., Class A	3,063	536,515

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Opportunities V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Merck & Co., Inc.	3,880	$211,344
Mosaic Co.	12,631	306,681
PayPal Holdings, Inc. (a)	3,593	272,601
Pfizer, Inc.	5,025	178,337
Pioneer Natural Resources Co.	1,403	241,007
PPL Corp.	4,503	127,390
salesforce.com, Inc. (a)	2,118	246,323
ServiceMaster Global Holdings, Inc. (a)	5,673	288,472
Skyworks Solutions, Inc.	1,736	174,051
Starbucks Corp.	4,446	257,379
Summit Materials, Inc., Class A (a)	7,405	224,223
VEREIT, Inc.	19,425	135,198
Walt Disney Co.	2,842	285,450
Wells Fargo & Co.	9,270	485,841
WestRock Co.	3,350	214,970
Wynn Resorts Ltd.	797	145,341

		10,652,262
Total Common Stocks — 100.0% (Cost: $18,861,226)		24,008,065

Security	Shares	Value
Preferred Stocks — 0.7%

United States — 0.7%
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $172,691) (a)(b)(e)	4,665	$159,730

Total Long-Term Investments — 100.7% (Cost: $18,933,594)		24,167,795

Short-Term Securities — 5.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53% (f)(h)	171,078	171,078
SL Liquidity Series, LLC, Money Market Series, 1.85% (f)(g)(h)	1,183,614	1,183,496

Total Short-Term Securities — 5.6% (Cost: $1,354,641)		1,354,574

Total Investments — 106.3% (Cost: $20,288,235)		25,522,369
Liabilities in Excess of Other Assets — (6.3)%		(1,509,808)

Net Assets — 100.0%		$24,012,561

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security, or a portion of the security, is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $159,730 and an original cost of $172,691, which was 0.7% of its net assets.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,060,023	(888,945)	171,078	$171,078	$1,080		$3	$—
SL Liquidity Series, LLC, Money Market Series	2,057,187	(873,573)	1,183,614	1,183,496	1,109	(a)	116	(67)

				$1,354,574	$2,189		$119	$(67)

(a)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

AUD	Australian Dollar	NZD	New Zealand Dollar

CAD	Canadian Dollar	RUB	Russian Ruble

CHF	Swiss Franc	SEK	Swedish Krona

DKK	Danish Krone	SGD	Singapore Dollar

EUR	EURO	USD	US Dollar

GBP	British Pound	ZAR	South African Rand

NOK	Norwegian Krone

Portfolio Abbreviation

ADR	American Depositary Receipts

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Opportunities V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	141,500	USD	107,843	Citibank N.A.	06/29/18	$317
USD	1,233,527	EUR	990,500	Credit Suisse International	06/29/18	6,129
USD	657,539	EUR	528,000	Royal Bank of Canada	06/29/18	3,257
USD	16,389	NOK	126,700	Standard Chartered Bank	06/29/18	176
USD	274,885	NOK	2,124,300	Standard Chartered Bank	06/29/18	3,062
USD	30,421	SEK	249,200	Royal Bank of Canada	06/29/18	363
USD	136,034	SEK	1,114,000	Royal Bank of Canada	06/29/18	1,665

						14,969

AUD	435,700	USD	336,081	National Australia Bank Ltd.	06/29/18	(1,344)
CHF	202,000	USD	215,150	National Australia Bank Ltd.	06/29/18	(2,134)
CHF	30,800	USD	32,803	National Australia Bank Ltd.	06/29/18	(324)
DKK	882,300	USD	147,548	Standard Chartered Bank	06/29/18	(875)
GBP	275,000	USD	390,403	HSBC Bank PLC	06/29/18	(3,036)
RUB	5,518,200	USD	95,422	JPMorgan Chase Bank N.A.	06/29/18	(78)
ZAR	2,474,700	USD	208,199	National Australia Bank Ltd.	06/29/18	(1,771)

						(9,562)

Net Unrealized Appreciation						$5,407

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Global Opportunities V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$195,576	$—	$195,576
Belgium	—	352,710	—	352,710
Brazil	191,022	—	—	191,022
Canada	141,640	—	—	141,640
China	419,546	1,160,729	—	1,580,275
France	—	1,547,281	—	1,547,281
Germany	—	285,124	—	285,124
Hong Kong	143,103	—	—	143,103
India	—	601,766	280,340	882,106
Indonesia	—	138,415	—	138,415
Ireland	141,749	—	—	141,749
Italy	—	859,060	—	859,060
Japan	—	1,656,468	—	1,656,468
Mexico	224,369	—	—	224,369
Netherlands	—	541,222	—	541,222
Norway	—	347,493	—	347,493
Portugal	—	309,472	—	309,472
South Korea	—	800,548	—	800,548
Spain	—	299,474	—	299,474
Sweden	—	391,711	—	391,711
Switzerland	—	380,664	—	380,664
Taiwan	—	292,874	—	292,874
United Kingdom	317,168	1,336,279	—	1,653,447
United States	10,652,262	—	—	10,652,262
Preferred Stocks:
United States	—	—	159,730	159,730
Short-Term Securities	171,078	—	—	171,078

Subtotal	$12,401,937	$11,496,866	$440,070	$24,338,873

Investments Valued at NAV(a)				1,183,496

Total Investments				$25,522,369

Derivative Financial Instruments(b)
Assets
Foreign currency exchange contracts	$—	$14,969	$—	$14,969
Liabilities
Foreign currency exchange contracts	—	(9,562)	—	(9,562)

	$—	$5,407	$—	$5,407

(a)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between Level 1 and Level 2.

4

Schedule of Investments (unaudited) March 31, 2018	BlackRock Government Money Market V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 36.8%
Federal Farm Credit Bank, 0.75%, 04/18/18	USD	1,500	$1,499,676
Federal Farm Credit Bank Discount Notes(a):
1.54%, 08/10/18		105	104,419
2.17%, 02/08/19		175	171,759
Federal Farm Credit Bank Variable Rate Notes, (LIBOR USD 1 Month + 0.18%), 1.87%, 04/04/18(b)		1,000	999,999
Federal Home Loan Bank, 1.25%, 06/08/18		1,250	1,249,800
Federal Home Loan Bank Discount Notes(a):
1.36%, 04/03/18		1,820	1,819,863
1.42%, 04/06/18		950	949,814
1.60%, 04/20/18		4,635	4,631,089
1.48%, 05/01/18		590	589,277
1.54%, 05/07/18		335	334,488
1.73%, 05/09/18		330	329,398
1.59%, 05/11/18		5,000	4,991,222
1.48%, 06/06/18		500	498,653
1.72%, 06/13/18		695	692,590
1.74%, 08/10/18		3,500	3,477,979
1.94%, 08/29/18		345	342,240
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.15%), 1.66%, 04/17/18		1,400	1,400,000
(LIBOR USD 1 Month - 0.14%), 1.67%, 04/17/18		2,500	2,500,000
(LIBOR USD 3 Month - 0.35%), 1.45%, 05/09/18		1,000	1,000,000
(LIBOR USD 3 Month - 0.16%), 1.89%, 06/08/18		500	500,000
(LIBOR USD 1 Month - 0.16%), 1.72%, 07/27/18		2,135	2,135,000
(LIBOR USD 1 Month - 0.15%), 1.73%, 07/27/18		865	865,000
(LIBOR USD 1 Month - 0.12%), 1.57%, 10/03/18		1,000	1,000,000
(LIBOR USD 1 Month - 0.10%), 1.56%, 11/01/18		3,000	3,000,000
(LIBOR USD 1 Month - 0.10%), 1.57%, 11/02/18		2,000	2,000,000
(LIBOR USD 1 Month - 0.13%), 1.65%, 11/15/18		3,000	3,000,000
(LIBOR USD 1 Month - 0.07%), 1.77%, 12/19/18		4,000	4,000,000
(LIBOR USD 1 Month - 0.09%), 1.78%, 01/25/19		750	750,000
(LIBOR USD 1 Month - 0.13%), 1.75%, 01/28/19		595	595,000
(LIBOR USD 3 Month - 0.16%), 1.91%, 06/12/19		420	419,869
(LIBOR USD 3 Month - 0.16%), 2.04%, 06/20/19		1,000	1,000,000
(LIBOR USD 1 Month - 0.05%), 1.83%, 06/28/19		435	435,000
(LIBOR USD 1 Month - 0.08%), 1.80%, 08/27/19		1,190	1,190,000
(LIBOR USD 1 Month - 0.06%), 1.68%, 09/11/19		1,200	1,200,000
(LIBOR USD 1 Month - 0.06%), 1.82%, 09/27/19		1,000	1,000,000
(LIBOR USD 3 Month - 0.14%), 2.04%, 12/19/19		535	535,000
Federal Home Loan Mortgage Corp. Notes:
0.75%, 04/09/18		1,000	999,897
4.88%, 06/13/18		900	906,325
1.33%, 06/27/18		500	499,994
0.88%, 10/12/18		840	836,678
(LIBOR USD 1 Month - 0.10%), 1.61%, 08/08/19(b)		1,500	1,499,399
Federal National Mortgage Association Notes:
1.00%, 04/30/18		1,500	1,499,300
0.88%, 05/21/18		1,870	1,868,745

Total U.S. Government Sponsored Agency Obligations — 36.8% (Cost: $59,317,070)			59,317,473

Security		Par (000)	Value
U.S. Treasury Obligations — 34.9%
U.S. Treasury Bills(a):
1.35%, 04/05/18	USD	3,230	$3,229,519
1.72%, 04/19/18		9,000	8,992,260
1.27%, 05/03/18		2,000	1,997,760
1.58%, 05/17/18		7,680	7,664,593
1.45%, 05/31/18		1,305	1,301,879
1.46%, 06/07/18		2,445	2,438,402
1.54%, 06/28/18		2,645	2,635,108
1.59%, 07/12/18		1,000	995,537
1.61%, 07/19/18		1,310	1,303,654
1.64%, 08/02/18		2,630	2,615,398
1.69%, 08/09/18		1,555	1,545,621
1.84%, 08/23/18		1,930	1,915,950
1.97%, 09/20/18		10,500	10,402,175
1.91%, 09/27/18		5,000	4,952,888
U.S. Treasury Notes:
1.38%, 07/31/18		685	684,866
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.91%, 01/31/19(b)		3,775	3,775,000

Total U.S. Treasury Obligations — 34.9% (Cost: $56,450,610)			56,450,610

Total Repurchase Agreements — 26.1% (Cost: $42,200,000)			42,200,000

Total Investments — 97.8% (Cost: $157,967,680)(c)			157,968,083

Other Assets Less Liabilities — 2.2%			3,590,679

Net Assets — 100.0%			$161,558,762

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Government Money Market V.I. Fund

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.80%		03/29/18	04/02/18	$10,000	$10,000	$10,002,000	U.S. Government Sponsored Agency Obligations, 2.80% to 5.00%, due 09/01/25 to 12/20/45	$24,475,964	$10,200,670
Goldman Sachs & Co. LLC	1.85		03/28/18	04/04/18	2,500	2,500	2,500,899	U.S. Government Sponsored Agency Obligations, 2.50% to 3.50%, due 01/20/48 to 02/20/48	2,587,285	2,550,000
J.P. Morgan Securities LLC	1.80		03/29/18	04/02/18	5,000	5,000	5,001,000	U.S. Treasury Obligation, 1.50%, due 07/15/20	5,185,000	5,103,872
	2.05	(a)	03/29/18	05/08/18	3,500	3,500	3,507,984	U.S. Government Sponsored Agency Obligations, 2.50% to 6.00%, due 08/20/33 to 02/20/46	4,965,000	3,748,608

Total J.P. Morgan Securities LLC						$8,500				$8,852,480
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.81		03/29/18	04/02/18	8,000	8,000	8,001,609	U.S. Government Sponsored Agency Obligations, 2.90% to 3.78%, due 06/20/66 to 11/20/67	8,217,578	8,160,001
	1.83		03/28/18	04/04/18	1,000	1,000	1,000,356	U.S. Government Sponsored Agency Obligation, 2.50%, due 05/01/30	1,603,711	1,030,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$9,000				$9,190,001
Mizuho Securities USA LLC	1.81		03/29/18	04/02/18	4,700	4,700	4,700,945	U.S. Treasury Obligation, 3.63%, due 02/15/20	4,659,400	4,794,028
RBC Capital Markets LLC	1.81		03/29/18	04/02/18	5,000	5,000	5,001,005	U.S. Government Sponsored Agency Obligations, 3.00% to 4.81%, due 12/25/23 to 08/25/43	50,148,454	5,548,764
Wells Fargo Securities LLC	1.73		03/28/18	04/04/18	1,500	1,500	1,500,505	U.S. Government Sponsored Agency Obligation, 3.50%, due 03/01/33	1,510,852	1,545,001
	1.82		03/29/18	04/05/18	1,000	1,000	1,000,354	U.S. Government Sponsored Agency Obligation, 4.00%, due 11/01/47	1,006,861	1,030,001

Total Wells Fargo Securities LLC						$2,500				$2,575,002

Total						$42,200				$43,710,945

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Currency Abbreviations

USD — United States Dollar

Portfolio Abbreviations

LIBOR — London Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Government Money Market V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its Annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$157,968,083	$—	$157,968,083

(a)	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) March 31, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Shares	Value
Common Stocks — 1.3

Chemicals — 0.2%
Advanced Emissions Solutions, Inc.		1,644	$18,774
Platform Specialty Products Corp.(a)		77,924	750,408

			769,182
Construction & Engineering — 0.3%
Star Group, Inc. (The)(a)		39,643	1,094,194

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.		12,660	423,730

Health Care Providers & Services — 0.1%
Tenet Healthcare Corp.(a)		8,532	206,901
Universal Health Services, Inc., Class B		2,970	351,678

			558,579
IT Services — 0.1%
First Data Corp., Class A(a)		26,389	422,224

Machinery — 0.0%
Gates Industrial Corp. plc(a)		3,921	68,657

Media — 0.1%
Altice USA, Inc., Class A(a)		20,929	386,768

Metals & Mining — 0.2%
Constellium NV, Class A(a)		57,696	626,002

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(a)		11,157	681,023

Total Common Stocks — 1.3% (Cost: $4,784,802)			5,030,359

		Par (000)
Corporate Bonds — 88.1%

Aerospace & Defense — 3.1%
Arconic, Inc.:
6.15%, 08/15/20	USD	595	623,262
5.13%, 10/01/24		1,417	1,441,798
5.90%, 02/01/27		129	134,966
6.75%, 01/15/28		234	259,740
5.95%, 02/01/37		128	132,480
Bombardier, Inc.(b):
7.75%, 03/15/20		256	272,960
8.75%, 12/01/21		1,246	1,365,928
5.75%, 03/15/22		70	69,387
6.00%, 10/15/22		24	23,790
6.13%, 01/15/23		879	876,794
7.50%, 12/01/24		956	989,460
7.50%, 03/15/25		1,284	1,317,705
7.45%, 05/01/34		210	211,050
KLX, Inc., 5.88%, 12/01/22(b)		1,791	1,845,267
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		221	228,735
Pioneer Holdings LLC, 9.00%, 11/01/22(b)		314	327,345
TransDigm, Inc.:
6.00%, 07/15/22		1,234	1,258,680
6.50%, 07/15/24		728	746,200
6.50%, 05/15/25		100	101,000
6.38%, 06/15/26		123	123,923

			12,350,470
Air Freight & Logistics — 0.2%(b)
CEVA Group plc, 7.00%, 03/01/21		80	78,800
XPO Logistics, Inc., 6.50%, 06/15/22		820	845,625

			924,425

Security		Par (000)	Value
Airlines — 0.1%
Air Medical Group Holdings, Inc., 6.38%, 05/15/23(b)	USD	130	$123,175
American Airlines Group, Inc., 5.50%, 10/01/19(b)		30	30,695
Continental Airlines Pass-Through Trust, 6.13%, 04/29/18		365	365,000
Virgin Australia Pass-Through Trust, 7.13%, 10/23/18(b)		82	83,104

			601,974
Auto Components — 0.8%
Allison Transmission, Inc., 5.00%, 10/01/24(b)		16	15,860
American Axle & Manufacturing, Inc., 6.25%, 03/15/26		123	122,041
Icahn Enterprises LP:
6.00%, 08/01/20		67	68,340
6.25%, 02/01/22		1,147	1,167,072
6.75%, 02/01/24		655	666,463
6.38%, 12/15/25(b)		198	198,990
IHO Verwaltungs GmbH(b)(c):
4.12% ( 4.12% Cash or 4.88% PIK), 09/15/21		201	196,980
4.50% ( 4.50% Cash or 5.25% PIK), 09/15/23		515	499,550
4.75% ( 4.75% Cash or 5.50% PIK), 09/15/26		300	289,125

			3,224,421
Automobiles — 0.2%(b)
Jaguar Land Rover Automotive plc, 5.63%, 02/01/23		150	153,000
Tesla, Inc., 5.30%, 08/15/25		682	595,045

			748,045
Banks — 0.6%
Banco Espirito Santo SA(a)(d):
2.63%, 05/08/17	EUR	100	36,914
4.75%, 01/15/18		100	35,991
4.00%, 01/21/19		100	36,913
CIT Group, Inc.:
5.00%, 08/15/22	USD	30	30,713
5.00%, 08/01/23		634	648,867
5.25%, 03/07/25		247	252,883
6.13%, 03/09/28		138	143,175
HSBC Holdings plc(e)(f):
(USD Swap Rate 5 Year + 3.45%), 6.25%		715	731,088
(USD Swap Rate 5 Year + 3.75%), 6.00%		465	453,142

			2,369,686
Building Products — 0.4%(b)
CPG Merger Sub LLC, 8.00%, 10/01/21		396	399,465
Jeld-Wen, Inc.:
4.63%, 12/15/25		137	130,492
4.88%, 12/15/27		74	69,930
Standard Industries, Inc.:
5.50%, 02/15/23		10	10,350
5.38%, 11/15/24		240	243,000
6.00%, 10/15/25		352	360,800
USG Corp.:
5.50%, 03/01/25		37	38,573
4.88%, 06/01/27		176	177,760

			1,430,370
Capital Markets — 0.1%(b)
Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), 05/15/22(c)		324	326,430
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24		92	95,220

			421,650
Chemicals — 3.6%
Alpha 3 BV, 6.25%, 02/01/25(b)		1,300	1,316,250
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)		253	253,949
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		377	432,249
10.00%, 10/15/25		677	795,475

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
CF Industries, Inc.:
7.13%, 05/01/20	USD	71	$75,792
5.15%, 03/15/34		105	100,013
4.95%, 06/01/43		175	152,687
Chemours Co. (The):
6.63%, 05/15/23		280	294,000
7.00%, 05/15/25		108	116,640
5.38%, 05/15/27		340	340,850
Gates Global LLC, 6.00%, 07/15/22(b)		892	906,495
Hexion, Inc.:
6.63%, 04/15/20		182	169,715
10.38%, 02/01/22(b)		222	214,785
Huntsman International LLC, 5.13%, 11/15/22		755	779,537
Koppers, Inc., 6.00%, 02/15/25(b)		278	284,033
MPM Escrow LLC, 8.88%, 10/15/20(a)(d)(g)		334	—
Momentive Performance Materials, Inc., 3.88%, 10/24/21		1,330	1,390,249
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		338	323,635
Olin Corp., 5.00%, 02/01/30		172	164,690
Platform Specialty Products Corp.(b):
6.50%, 02/01/22		3,225	3,277,406
5.88%, 12/01/25		872	852,380
PQ Corp.(b):
6.75%, 11/15/22		439	461,499
5.75%, 12/15/25		554	548,460
Tronox Finance plc, 5.75%, 10/01/25(b)		228	221,730
Venator Finance SARL, 5.75%, 07/15/25(b)		194	193,515
W.R. Grace & Co.- Conn., 5.13%, 10/01/21(b)		729	746,314

			14,412,348
Commercial Services & Supplies — 2.9%
ACCO Brands Corp., 5.25%, 12/15/24(b)		108	108,540
ADT Corp. (The):
6.25%, 10/15/21		115	119,888
3.50%, 07/15/22		38	35,292
4.13%, 06/15/23		1,282	1,205,080
4.88%, 07/15/32(b)		700	605,500
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		257	259,570
Algeco Global Finance plc, 8.00%, 02/15/23(b)		618	616,455
Algeco Scotsman Global Finance 2 plc, 10.00%, 08/15/23(b)		200	199,000
APX Group, Inc.:
6.38%, 12/01/19		120	120,750
8.75%, 12/01/20		368	369,840
7.88%, 12/01/22		217	225,680
Aramark Services, Inc.:
5.13%, 01/15/24		467	476,340
5.00%, 04/01/25(b)		506	509,947
4.75%, 06/01/26		500	483,750
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		182	185,185
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		346	344,270
Matthews International Corp., 5.25%, 12/01/25(b)		90	88,650
Mobile Mini, Inc., 5.88%, 07/01/24		1,055	1,086,650
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		176	173,580
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)		2,742	2,971,451
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		382	382,000
Tervita Escrow Corp., 7.63%, 12/01/21(b)		460	466,702
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		283	279,462
Wrangler Buyer Corp., 6.00%, 10/01/25(b)		149	146,393

			11,459,975
Communications Equipment — 0.4%
CommScope Technologies LLC(b):
6.00%, 06/15/25		2	2,081
5.00%, 03/15/27		455	432,250

Security		Par (000)	Value
Communications Equipment (continued)
CommScope, Inc., 5.00%, 06/15/21(b)	USD	165	$167,269
Nokia OYJ:
3.38%, 06/12/22		133	128,185
4.38%, 06/12/27		187	175,546
6.63%, 05/15/39		373	398,178
Riverbed Technology, Inc., 8.88%, 03/01/23(b)		162	153,900

			1,457,409
Construction & Engineering — 0.4%
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		582	606,007
Engility Corp., 8.88%, 09/01/24		287	298,394
New Enterprise Stone & Lime Co., Inc.(b):
10.13%, 04/01/22		200	214,500
6.25%, 03/15/26		103	103,129
Tutor Perini Corp., 6.88%, 05/01/25(b)		298	306,940
Weekley Homes LLC, 6.63%, 08/15/25(b)		82	80,975

			1,609,945
Consumer Finance — 1.6%
Ally Financial, Inc.:
5.13%, 09/30/24		1,032	1,053,930
8.00%, 11/01/31		1,621	1,977,620
Navient Corp.:
6.63%, 07/26/21		315	327,206
6.50%, 06/15/22		288	297,720
5.50%, 01/25/23		1,165	1,144,613
7.25%, 09/25/23		154	160,930
6.13%, 03/25/24		41	40,846
5.88%, 10/25/24		122	119,560
6.75%, 06/25/25		208	210,860
5.63%, 08/01/33		100	87,500
OneMain Financial Holdings LLC, 7.25%, 12/15/21(b)		263	272,534
Springleaf Finance Corp.:
6.13%, 05/15/22		90	91,494
5.63%, 03/15/23		36	35,370
6.88%, 03/15/25		507	508,901

			6,329,084
Containers & Packaging — 2.6%
Ardagh Packaging Finance plc(b):
6.00%, 06/30/21		550	561,000
4.63%, 05/15/23		754	756,827
7.25%, 05/15/24		1,512	1,608,390
6.00%, 02/15/25		767	770,835
4.75%, 07/15/27	GBP	100	136,428
Ball Corp.:
5.00%, 03/15/22	USD	279	288,765
4.00%, 11/15/23		182	177,450
BWAY Holding Co.(b):
5.50%, 04/15/24		1,027	1,033,419
7.25%, 04/15/25		348	354,960
Crown Americas LLC:
4.75%, 02/01/26(b)		53	51,277
4.25%, 09/30/26		272	251,600
OI European Group BV, 4.00%, 03/15/23(b)		325	309,563
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		602	609,339
6.87%, 02/15/21		41	41,454
(LIBOR USD 3 Month + 3.50%), 5.22%, 07/15/21(b)(f)		620	627,750
5.13%, 07/15/23(b)		552	557,354
7.00%, 07/15/24(b)		1,768	1,850,875
Sealed Air Corp.(b):
4.88%, 12/01/22		536	541,360
6.88%, 07/15/33		31	34,410

			10,563,056
Distributors — 0.2%(b)
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23		363	372,982

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Distributors (continued)
American Tire Distributors, Inc., 10.25%, 03/01/22	USD	420	$428,925

			801,907
Diversified Consumer Services — 0.3%
Laureate Education, Inc., 8.25%, 05/01/25(b)		319	342,128
Service Corp. International:
4.50%, 11/15/20		240	241,200
5.38%, 01/15/22		166	169,318
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		324	313,470

			1,066,116
Diversified Financial Services — 0.6%(b)
FBM Finance, Inc., 8.25%, 08/15/21		355	370,975
Infinity Acquisition LLC, 7.25%, 08/01/22		46	45,655
Jefferies Finance LLC:
7.38%, 04/01/20		200	202,000
6.88%, 04/15/22		451	446,490
Tempo Acquisition LLC, 6.75%, 06/01/25		649	648,188
Travelport Corporate Finance plc, 6.00%, 03/15/26		240	240,900
Vantiv LLC, 4.38%, 11/15/25		263	254,124

			2,208,332
Diversified Telecommunication Services — 5.5%
Altice France SA(b):
6.00%, 05/15/22		1,069	1,044,926
7.38%, 05/01/26		1,982	1,887,855
CCO Holdings LLC(b):
4.00%, 03/01/23		469	450,240
5.13%, 05/01/23		218	218,273
5.13%, 05/01/27		2,968	2,817,819
5.00%, 02/01/28		609	570,937
CenturyLink, Inc.:
6.45%, 06/15/21		919	937,380
5.80%, 03/15/22		71	69,314
6.75%, 12/01/23		250	243,125
7.50%, 04/01/24		449	452,368
5.63%, 04/01/25		567	511,717
7.60%, 09/15/39		21	18,093
7.65%, 03/15/42		160	135,600
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		858	767,910
Embarq Corp., 8.00%, 06/01/36		88	82,940
Frontier Communications Corp.:
7.13%, 03/15/19		349	348,564
10.50%, 09/15/22		120	100,360
7.13%, 01/15/23		208	140,335
6.88%, 01/15/25		361	213,441
11.00%, 09/15/25		1,074	804,829
8.50%, 04/01/26(b)		470	454,725
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		323	298,775
5.50%, 08/01/23		516	415,380
9.75%, 07/15/25(b)		933	871,189
Level 3 Financing, Inc.:
5.38%, 08/15/22		395	395,000
5.13%, 05/01/23		96	94,200
5.38%, 01/15/24		227	221,184
5.38%, 05/01/25		363	352,110
5.25%, 03/15/26		1,451	1,367,568
Qualitytech LP, 4.75%, 11/15/25(b)		204	191,760
Qwest Corp., 6.75%, 12/01/21		160	171,534
Sprint Capital Corp.:
6.90%, 05/01/19		375	386,250
8.75%, 03/15/32		1,127	1,177,715
Telecom Italia Capital SA:
6.38%, 11/15/33		230	249,550
6.00%, 09/30/34		1,579	1,637,739
7.20%, 07/18/36		140	164,150
Telecom Italia SpA, 5.30%, 05/30/24(b)		200	203,500

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Telesat Canada, 8.88%, 11/15/24(b)	USD	325	$356,687
Virgin Media Finance plc, 5.75%, 01/15/25(b)		1,280	1,225,600

			22,050,642
Electric Utilities — 0.1%
DPL, Inc., 7.25%, 10/15/21		39	42,266
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)		239	231,830

			274,096
Electrical Equipment — 0.5%(b)
Sensata Technologies BV:
5.63%, 11/01/24		202	211,090
5.00%, 10/01/25		650	640,250
Vertiv Group Corp., 9.25%, 10/15/24		1,246	1,302,070

			2,153,410
Electronic Equipment, Instruments & Components — 0.5%
Anixter, Inc., 5.63%, 05/01/19		55	56,169
CDW LLC:
5.00%, 09/01/23		314	318,349
5.50%, 12/01/24		1,307	1,362,939
5.00%, 09/01/25		132	131,340
Itron, Inc., 5.00%, 01/15/26(b)		36	35,471

			1,904,268
Energy Equipment & Services — 2.5%
CSI Compressco LP, 7.50%, 04/01/25(b)		463	467,630
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		124	124,310
Ensco plc:
5.20%, 03/15/25		45	36,225
7.75%, 02/01/26		505	463,337
Nabors Industries, Inc.:
4.63%, 09/15/21		91	87,838
5.75%, 02/01/25(b)		230	217,062
Noble Holding International Ltd.:
7.75%, 01/15/24		368	341,320
7.70%, 04/01/25		61	53,985
7.88%, 02/01/26(b)		1,124	1,107,140
Oceaneering International, Inc., 6.00%, 02/01/28		318	314,444
Parker Drilling Co., 7.50%, 08/01/20		159	145,087
Pioneer Energy Services Corp., 6.13%, 03/15/22		399	346,133
Precision Drilling Corp.:
6.50%, 12/15/21		44	44,330
7.75%, 12/15/23		110	114,263
5.25%, 11/15/24		168	157,500
7.13%, 01/15/26(b)		287	284,130
Rowan Cos., Inc.:
4.88%, 06/01/22		90	81,675
4.75%, 01/15/24		164	136,530
7.38%, 06/15/25		575	539,062
SESI LLC:
7.13%, 12/15/21		110	112,062
7.75%, 09/15/24(b)		281	290,835
Transocean, Inc.:
5.80%, 10/15/22		363	348,480
9.00%, 07/15/23(b)		1,306	1,389,258
7.50%, 01/15/26(b)		361	355,585
6.80%, 03/15/38		117	91,260
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)		455	424,288
USA Compression Partners LP, 6.88%, 04/01/26(b)		388	393,820
Weatherford International Ltd.:
7.75%, 06/15/21		399	372,067
8.25%, 06/15/23		612	533,646
9.88%, 02/15/24		434	396,025
6.50%, 08/01/36		116	82,360
7.00%, 03/15/38		183	131,760
5.95%, 04/15/42		190	128,250

			10,111,697

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) — 2.3%
CoreCivic, Inc., 4.75%, 10/15/27	USD	240	$225,600
CyrusOne LP:
5.00%, 03/15/24		729	729,911
5.38%, 03/15/27		68	67,830
Equinix, Inc.:
5.38%, 04/01/23		70	71,487
5.88%, 01/15/26		785	818,363
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		802	780,186
GEO Group, Inc. (The):
5.13%, 04/01/23		212	209,350
5.88%, 10/15/24		356	352,440
6.00%, 04/15/26		70	68,425
iStar, Inc.:
4.63%, 09/15/20		46	46,058
6.00%, 04/01/22		91	91,227
5.25%, 09/15/22		209	202,208
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		1,664	1,713,920
4.50%, 09/01/26		1,133	1,082,015
4.50%, 01/15/28		733	687,407
SBA Communications Corp.:
4.00%, 10/01/22(b)		922	882,815
4.88%, 09/01/24		505	494,900
Uniti Group LP, 8.25%, 10/15/23		572	540,540
VICI Properties 1 LLC, 8.00%, 10/15/23		321	355,546

			9,420,228
Food & Staples Retailing — 0.1%
Albertsons Cos. LLC:
6.63%, 06/15/24		163	146,089
5.75%, 03/15/25		152	129,625
Rite Aid Corp., 6.13%, 04/01/23(b)		299	301,243

			576,957
Food Products — 1.1%
B&G Foods, Inc., 5.25%, 04/01/25		426	396,841
Chobani LLC, 7.50%, 04/15/25(b)		490	504,700
JBS USA LUX SA(b):
5.88%, 07/15/24		577	562,748
5.75%, 06/15/25		662	617,315
6.75%, 02/15/28		433	415,680
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25		307	298,131
5.88%, 09/30/27		265	249,709
Post Holdings, Inc.(b):
5.50%, 03/01/25		173	170,405
5.00%, 08/15/26		1,323	1,256,850
5.75%, 03/01/27		38	37,810
5.63%, 01/15/28		35	33,425

			4,543,614
Health Care Equipment & Supplies — 2.0%
Avantor, Inc.(b):
6.00%, 10/01/24		2,913	2,898,435
9.00%, 10/01/25		532	524,020
DJO Finance LLC, 8.13%, 06/15/21(b)		1,148	1,150,870
Fresenius US Finance II, Inc., 4.50%, 01/15/23(b)		127	130,642
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20		155	147,250
5.75%, 08/01/22		1,161	992,655
5.63%, 10/15/23		99	79,200
5.50%, 04/15/25		43	33,379
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		1,761	1,716,975
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		70	70,525
Teleflex, Inc., 4.88%, 06/01/26		273	270,270

			8,014,221

Security		Par (000)	Value
Health Care Providers & Services — 4.9%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22	USD	31	$31,000
5.63%, 02/15/23		279	282,487
6.50%, 03/01/24		237	246,480
Centene Corp.:
5.63%, 02/15/21		286	293,865
4.75%, 05/15/22		448	453,600
6.13%, 02/15/24		73	75,971
Community Health Systems, Inc.:
8.00%, 11/15/19		398	357,205
5.13%, 08/01/21		4	3,720
6.25%, 03/31/23		302	278,217
DaVita, Inc., 5.13%, 07/15/24		337	328,996
Encompass Health Corp., 5.75%, 11/01/24		445	452,788
Envision Healthcare Corp.:
5.13%, 07/01/22(b)		261	259,695
5.63%, 07/15/22		524	526,358
6.25%, 12/01/24(b)		223	230,247
HCA, Inc.:
6.50%, 02/15/20		26	27,267
5.88%, 03/15/22		414	436,253
4.75%, 05/01/23		419	423,714
5.88%, 05/01/23		665	688,275
5.00%, 03/15/24		2,110	2,131,100
5.38%, 02/01/25		197	197,493
5.25%, 04/15/25		289	295,416
5.88%, 02/15/26		559	568,782
5.25%, 06/15/26		988	1,000,844
4.50%, 02/15/27		129	124,485
5.50%, 06/15/47		1,358	1,312,167
MEDNAX, Inc., 5.25%, 12/01/23(b)		144	144,720
Molina Healthcare, Inc., 4.88%, 06/15/25(b)		134	124,955
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		734	757,855
NVA Holdings, Inc., 6.88%, 04/01/26(b)		372	374,790
Polaris Intermediate Corp., 8.50% (8.50% Cash or 9.25% PIK), 12/01/22(b)(c)		1,160	1,183,212
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		187	194,480
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		145	151,163
6.75%, 07/01/25		421	408,370
Team Health Holdings, Inc., 6.38%, 02/01/25(b)		566	485,402
Tenet Healthcare Corp.:
6.75%, 02/01/20		85	87,550
4.75%, 06/01/20		167	168,252
6.00%, 10/01/20		138	142,657
7.50%, 01/01/22(b)		226	238,148
8.13%, 04/01/22		1,798	1,874,415
6.75%, 06/15/23		265	259,369
4.63%, 07/15/24(b)		994	955,483
5.13%, 05/01/25(b)		587	564,254
Vizient, Inc., 10.38%, 03/01/24(b)		444	491,730
WellCare Health Plans, Inc., 5.25%, 04/01/25		136	136,510

			19,769,740
Hotels, Restaurants & Leisure — 4.1%
1011778 BC ULC(b):
4.25%, 05/15/24		909	869,458
5.00%, 10/15/25		2,258	2,150,068
Boyne USA, Inc., 7.25%, 05/01/25(b)		109	111,861
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)		522	500,431
Eldorado Resorts, Inc., 6.00%, 04/01/25		151	153,265
GLP Capital LP:
5.38%, 11/01/23		66	68,374
5.38%, 04/15/26		192	194,880
Golden Nugget, Inc., 6.75%, 10/15/24(b)		602	605,004

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24	USD	113	$109,610
Hilton Worldwide Finance LLC, 4.63%, 04/01/25		104	103,870
IRB Holding Corp., 6.75%, 02/15/26(b)		285	279,328
Jacobs Entertainment, Inc., 7.88%, 02/01/24(b)		70	74,200
KFC Holding Co.(b):
5.00%, 06/01/24		35	34,781
5.25%, 06/01/26		400	398,500
Melco Resorts Finance Ltd., 4.88%, 06/06/25(b)		265	253,517
MGM Resorts International:
5.25%, 03/31/20		180	184,520
6.75%, 10/01/20		381	404,813
6.63%, 12/15/21		2,360	2,533,318
Sabre GLBL, Inc.(b):
5.38%, 04/15/23		65	65,569
5.25%, 11/15/23		278	280,863
Scientific Games International, Inc.:
10.00%, 12/01/22		1,608	1,731,615
5.00%, 10/15/25(b)		952	925,820
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)		1,918	1,867,653
Station Casinos LLC, 5.00%, 10/01/25(b)		601	570,950
Viking Cruises Ltd.(b):
6.25%, 05/15/25		186	186,000
5.88%, 09/15/27		765	724,838
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		246	246,000
Wyndham Worldwide Corp.:
4.15%, 04/01/24		158	157,591
5.10%, 10/01/25		35	36,192
4.50%, 04/01/27		63	62,578
Wynn Macau Ltd., 5.50%, 10/01/27(b)		400	392,000
Yum Brands, Inc., 3.88%, 11/01/23		97	93,120

			16,370,587
Household Durables — 1.6%
Brookfield Residential Properties, Inc.(b):
6.50%, 12/15/20		20	20,250
6.38%, 05/15/25		93	94,162
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)		276	293,167
Lennar Corp.:
4.50%, 11/15/19		64	64,480
6.63%, 05/01/20(b)		255	269,344
8.38%, 01/15/21(b)		488	540,460
4.75%, 04/01/21		51	51,892
4.13%, 01/15/22		684	672,680
5.38%, 10/01/22(b)		20	20,550
4.88%, 12/15/23		450	451,732
5.25%, 06/01/26(b)		170	167,875
4.75%, 11/29/27(b)		465	445,238
Mattamy Group Corp.(b):
6.88%, 12/15/23		234	240,435
6.50%, 10/01/25		241	243,410
MDC Holdings, Inc., 6.00%, 01/15/43		256	235,520
Meritage Homes Corp.:
7.15%, 04/15/20		70	73,850
5.13%, 06/06/27		291	274,995
PulteGroup, Inc.:
5.50%, 03/01/26		161	165,910
6.38%, 05/15/33		473	494,285
6.00%, 02/15/35		244	247,050
Springs Industries, Inc., 6.25%, 06/01/21		53	53,729
Tempur Sealy International, Inc., 5.50%, 06/15/26		241	231,963
TRI Pointe Group, Inc.:
4.38%, 06/15/19		165	165,413
4.88%, 07/01/21		115	115,753
5.88%, 06/15/24		170	172,499
5.25%, 06/01/27		178	167,320

Security		Par (000)	Value
Household Durables (continued)
William Lyon Homes, Inc.:
6.00%, 09/01/23(b)	USD	80	$79,700
5.88%, 01/31/25		76	74,427
Williams Scotsman International, Inc., 7.88%, 12/15/22(b)		140	144,813

			6,272,902
Household Products — 0.1%
Spectrum Brands, Inc., 6.63%, 11/15/22		460	474,950

Independent Power and Renewable Electricity Producers — 1.9%
AES Corp.:
4.50%, 03/15/23		218	221,968
4.88%, 05/15/23		365	371,387
5.50%, 04/15/25		173	178,839
6.00%, 05/15/26		273	287,332
5.13%, 09/01/27		461	469,068
Calpine Corp.(b):
5.88%, 01/15/24		272	274,665
5.25%, 06/01/26		1,680	1,621,200
Dynegy, Inc.:
7.38%, 11/01/22		605	637,519
5.88%, 06/01/23		136	139,427
7.63%, 11/01/24		117	126,214
8.00%, 01/15/25(b)		292	317,550
8.13%, 01/30/26(b)		228	251,655
NRG Energy, Inc., 6.63%, 01/15/27		1,988	2,032,730
NRG Yield Operating LLC, 5.38%, 08/15/24		279	280,046
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		276	282,210
Talen Energy Supply LLC, 6.50%, 06/01/25		231	162,855

			7,654,665
Insurance — 1.0%(b)
Acrisure LLC, 7.00%, 11/15/25		246	236,160
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23		2,195	2,260,850
Ardonagh Midco 3 plc, 8.63%, 07/15/23		546	563,745
AssuredPartners, Inc., 7.00%, 08/15/25		69	68,137
HUB International Ltd., 7.88%, 10/01/21		800	828,000
NFP Corp., 6.88%, 07/15/25		127	126,048
USIS Merger Sub, Inc., 6.88%, 05/01/25		80	80,000

			4,162,940
Internet & Direct Marketing Retail — 0.2%
Netflix, Inc.:
5.38%, 02/01/21		60	62,100
5.50%, 02/15/22		446	462,725
4.38%, 11/15/26		228	215,460

			740,285
Internet Software & Services — 0.7%
GTT Communications, Inc., 7.88%, 12/31/24(b)		284	284,710
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		232	229,100
Zayo Group LLC:
6.00%, 04/01/23		660	678,150
6.38%, 05/15/25		32	33,120
5.75%, 01/15/27(b)		1,569	1,533,698

			2,758,778
IT Services — 1.6%(b)
Alliance Data Systems Corp.:
5.88%, 11/01/21		490	499,800
5.38%, 08/01/22		874	874,000
First Data Corp.:
7.00%, 12/01/23		1,128	1,184,062
5.75%, 01/15/24		2,738	2,755,112
Gartner, Inc., 5.13%, 04/01/25		291	291,000
WEX, Inc., 4.75%, 02/01/23		874	878,108

			6,482,082

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25(b)	USD	491	$479,952
6.20%, 10/01/40		101	85,850
5.45%, 11/01/41		59	48,103

			613,905
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		173	175,379

Machinery — 2.2%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		1,636	1,754,086
Cleaver-Brooks, Inc., 7.88%, 03/01/23(b)		60	62,325
EnPro Industries, Inc., 5.88%, 09/15/22		160	165,400
Grinding Media, Inc., 7.38%, 12/15/23(b)		906	951,300
Navistar International Corp., 6.63%, 11/01/25(b)		370	370,000
Novelis Corp.(b):
6.25%, 08/15/24		1,981	2,030,525
5.88%, 09/30/26		1,114	1,091,720
RBS Global, Inc., 4.88%, 12/15/25(b)		283	274,510
SPX FLOW, Inc., 5.63%, 08/15/24(b)		332	337,810
Terex Corp., 5.63%, 02/01/25(b)		854	855,068
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		778	775,569
Wabash National Corp., 5.50%, 10/01/25(b)		303	295,425

			8,963,738
Media — 7.1%
Acosta, Inc., 7.75%, 10/01/22(b)		261	164,430
Altice Financing SA(b):
6.63%, 02/15/23		400	396,000
7.50%, 05/15/26		928	909,440
Altice Luxembourg SA, 7.75%, 05/15/22(b)		2,199	2,042,299
Altice US Finance I Corp.(b):
5.38%, 07/15/23		1,331	1,348,303
5.50%, 05/15/26		254	248,260
AMC Networks, Inc.:
5.00%, 04/01/24		238	235,185
4.75%, 08/01/25		318	306,434
Cablevision Systems Corp., 8.00%, 04/15/20		125	131,797
CBS Radio, Inc., 7.25%, 11/01/24(b)		93	94,744
Cequel Communications Holdings I LLC(b):
6.38%, 09/15/20		180	183,155
5.13%, 12/15/21		948	945,672
7.75%, 07/15/25		1,084	1,146,330
7.50%, 04/01/28		657	671,783
Charter Communications Operating LLC, 4.91%, 07/23/25		10	10,219
Clear Channel International BV, 8.75%, 12/15/20(b)		1,189	1,242,505
Clear Channel Worldwide Holdings, Inc.:
7.63%, 03/15/20		981	979,774
6.50%, 11/15/22		4,089	4,168,438
CSC Holdings LLC:
10.13%, 01/15/23(b)		2,140	2,375,400
5.25%, 06/01/24		455	432,819
10.88%, 10/15/25(b)		1,916	2,251,281
DISH DBS Corp.:
5.88%, 07/15/22		1,150	1,099,687
5.00%, 03/15/23		273	245,359
5.88%, 11/15/24		427	380,564
7.75%, 07/01/26		1,049	983,700
DISH Network Corp., 3.38%, 08/15/26(h)		402	387,206
Live Nation Entertainment, Inc., 5.63%, 03/15/26(b)		114	115,425
McGraw-Hill Global Education Holdings LLC, 7.88%, 05/15/24(b)		95	90,822
MDC Partners, Inc., 6.50%, 05/01/24(b)		440	427,900
Meredith Corp., 6.88%, 02/01/26(b)		232	238,090
Midcontinent Communications, 6.88%, 08/15/23(b)		293	308,016

Security		Par (000)	Value
Media (continued)
Outfront Media Capital LLC:
5.63%, 02/15/24	USD	54	$54,140
5.88%, 03/15/25		240	243,300
Radiate Holdco LLC(b):
6.88%, 02/15/23		90	87,075
6.63%, 02/15/25		293	269,560
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		401	376,940
TEGNA, Inc., 5.50%, 09/15/24(b)		83	84,660
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)		400	382,500
Townsquare Media, Inc., 6.50%, 04/01/23(b)		262	246,280
Tribune Media Co., 5.88%, 07/15/22		16	16,220
Univision Communications, Inc.(b):
5.13%, 05/15/23		498	474,395
5.13%, 02/15/25		106	98,845
UPCB Finance IV Ltd., 5.38%, 01/15/25(b)		202	194,930
Urban One, Inc., 7.38%, 04/15/22(b)		60	59,400
Videotron Ltd., 5.13%, 04/15/27(b)		479	469,420
WMG Acquisition Corp., 5.50%, 04/15/26(b)		168	168,840
Ziggo Bond Finance BV, 5.88%, 01/15/25(b)		600	567,000
Ziggo Secured Finance BV, 5.50%, 01/15/27(b)		225	211,435

			28,565,977
Metals & Mining — 4.5%
Big River Steel LLC, 7.25%, 09/01/25(b)		234	242,775
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)		273	264,810
Constellium NV(b):
5.75%, 05/15/24		512	501,760
6.63%, 03/01/25		337	341,213
5.88%, 02/15/26		378	372,330
First Quantum Minerals Ltd.(b):
7.00%, 02/15/21		1,243	1,246,884
7.25%, 05/15/22		387	387,000
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		1,943	1,921,238
4.00%, 11/14/21		215	213,925
3.55%, 03/01/22		1,620	1,567,350
3.88%, 03/15/23		1,483	1,433,171
4.55%, 11/14/24		67	65,828
5.40%, 11/14/34		130	123,538
5.45%, 03/15/43		1,586	1,458,644
Joseph T. Ryerson & Son, Inc., 11.00%, 05/15/22(b)		177	195,143
Kaiser Aluminum Corp., 5.88%, 05/15/24		81	83,835
Signode Industrial Group Lux SA, 6.38%, 05/01/22(b)		739	760,246
Steel Dynamics, Inc.:
5.13%, 10/01/21		475	482,695
5.25%, 04/15/23		673	681,413
5.50%, 10/01/24		57	58,778
4.13%, 09/15/25		258	245,745
5.00%, 12/15/26		45	45,000
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		387	398,610
Teck Resources Ltd.:
4.50%, 01/15/21		106	106,662
4.75%, 01/15/22		77	77,962
3.75%, 02/01/23		653	627,664
8.50%, 06/01/24(b)		1,998	2,220,178
5.20%, 03/01/42		867	810,645
5.40%, 02/01/43		362	344,805
United States Steel Corp.:
6.88%, 08/15/25		384	394,560
6.25%, 03/15/26		452	450,870

			18,125,277
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc.:
5.00%, 12/15/21		267	272,340
4.75%, 03/15/25(b)		124	120,900

			393,240

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Multiline Retail — 0.1%
JC Penney Corp., Inc.:
8.13%, 10/01/19	USD	11	$11,674
6.38%, 10/15/36		61	37,820
7.40%, 04/01/37		50	33,500
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(b)		257	162,552

			245,546
Oil, Gas & Consumable Fuels — 11.0%
Aker BP ASA, 5.88%, 03/31/25(b)		317	320,962
Alta Mesa Holdings LP, 7.88%, 12/15/24		129	134,321
Antero Midstream Partners LP, 5.38%, 09/15/24		60	60,450
Antero Resources Corp.:
5.13%, 12/01/22		115	115,862
5.63%, 06/01/23		745	759,900
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		232	250,560
California Resources Corp., 8.00%, 12/15/22(b)		399	313,215
Callon Petroleum Co., 6.13%, 10/01/24		401	410,143
Calumet Specialty Products Partners LP:
6.50%, 04/15/21		38	36,860
7.63%, 01/15/22		192	190,080
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		422	422,000
8.25%, 07/15/25		173	181,217
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		617	682,556
5.88%, 03/31/25		187	195,649
5.13%, 06/30/27		862	855,535
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)		525	517,781
Chesapeake Energy Corp.(b):
8.00%, 01/15/25		142	137,385
8.00%, 06/15/27		1,352	1,291,160
CNX Resources Corp.:
5.88%, 04/15/22		2,816	2,833,600
8.00%, 04/01/23		29	30,740
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		544	580,883
Continental Resources, Inc.:
3.80%, 06/01/24		139	133,787
4.38%, 01/15/28(b)		468	456,300
4.90%, 06/01/44		122	116,815
Covey Park Energy LLC, 7.50%, 05/15/25(b)		568	562,320
Crestwood Midstream Partners LP,
6.25%, 04/01/23		260	261,950
CrownRock LP, 5.63%, 10/15/25(b)		1,292	1,279,080
DCP Midstream Operating LP(b):
4.75%, 09/30/21		150	151,312
6.45%, 11/03/36		198	212,850
6.75%, 09/15/37		314	345,400
Denbury Resources, Inc., 9.25%, 03/31/22(b)		693	705,994
Diamondback Energy, Inc., 5.38%, 05/31/25		242	245,751
Eclipse Resources Corp., 8.88%, 07/15/23		85	80,219
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		74	73,630
5.75%, 01/30/28		213	212,201
Energy Transfer Equity LP:
7.50%, 10/15/20		158	170,146
4.25%, 03/15/23		567	549,990
5.88%, 01/15/24		360	371,700
5.50%, 06/01/27		146	146,365
EP Energy LLC:
9.38%, 05/01/20		12	11,160
9.38%, 05/01/24(b)		624	443,820
8.00%, 11/29/24(b)		613	616,065

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24	USD	546	$570,570
5.63%, 02/01/26		227	214,515
Genesis Energy LP:
6.50%, 10/01/25		127	124,460
6.25%, 05/15/26		232	220,980
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		582	596,550
Gulfport Energy Corp.:
6.63%, 05/01/23		304	307,040
6.00%, 10/15/24		79	74,951
6.38%, 01/15/26		247	234,650
Halcon Resources Corp.:
6.75%, 02/15/25		690	677,925
6.75%, 02/15/25(b)		219	213,799
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		526	516,795
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		278	262,015
Jones Energy Holdings LLC, 9.25%, 03/15/23(b)		43	40,957
Matador Resources Co., 6.88%, 04/15/23		779	810,160
MEG Energy Corp.(b):
6.38%, 01/30/23		188	156,980
7.00%, 03/31/24		459	378,675
6.50%, 01/15/25		698	677,060
Murphy Oil Corp.:
4.45%, 12/01/22		127	122,873
5.75%, 08/15/25		24	23,640
5.88%, 12/01/42		57	52,155
Newfield Exploration Co., 5.63%, 07/01/24		788	831,340
NGL Energy Partners LP:
5.13%, 07/15/19		193	192,518
6.88%, 10/15/21		848	845,880
NGPL PipeCo LLC(b):
4.38%, 08/15/22		250	248,438
7.77%, 12/15/37		827	1,000,670
Oasis Petroleum, Inc.:
6.50%, 11/01/21		176	178,640
6.88%, 03/15/22		238	241,389
6.88%, 01/15/23		57	57,713
Parkland Fuel Corp., 6.00%, 04/01/26(b)		136	136,680
Parsley Energy LLC(b):
6.25%, 06/01/24		74	76,682
5.38%, 01/15/25		656	654,360
5.25%, 08/15/25		94	93,178
5.63%, 10/15/27		258	258,000
PBF Holding Co. LLC, 7.25%, 06/15/25		263	273,191
PDC Energy, Inc., 5.75%, 05/15/26(b)		141	138,533
QEP Resources, Inc.:
5.38%, 10/01/22		328	327,590
5.63%, 03/01/26		128	120,960
Range Resources Corp.:
5.88%, 07/01/22		431	433,155
5.00%, 08/15/22		37	35,798
5.00%, 03/15/23		230	220,524
4.88%, 05/15/25		244	226,310
Resolute Energy Corp., 8.50%, 05/01/20		1,012	1,009,470
Rockies Express Pipeline LLC(b):
5.63%, 04/15/20		765	791,782
6.88%, 04/15/40		660	761,231
RSP Permian, Inc.:
6.63%, 10/01/22		499	521,450
5.25%, 01/15/25		129	133,354
Sanchez Energy Corp.:
7.75%, 06/15/21		1,078	991,760
6.13%, 01/15/23		369	269,139
7.25%, 02/15/23(b)		224	225,120

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Seven Generations Energy Ltd.(b):
6.88%, 06/30/23	USD	179	$185,713
5.38%, 09/30/25		628	599,740
SM Energy Co.:
6.50%, 11/15/21		75	75,469
6.13%, 11/15/22		371	371,000
6.50%, 01/01/23		169	167,732
5.00%, 01/15/24		73	67,708
5.63%, 06/01/25		30	28,425
6.75%, 09/15/26		141	139,590
Southern Star Central Corp., 5.13%, 07/15/22(b)		47	47,705
Southwestern Energy Co.:
6.70%, 01/23/25		225	218,362
7.50%, 04/01/26		552	557,520
7.75%, 10/01/27		169	171,958
Sunoco LP(b):
4.88%, 01/15/23		627	604,272
5.88%, 03/15/28		185	178,756
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		718	730,565
5.50%, 01/15/28		385	388,369
Targa Resources Partners LP:
5.25%, 05/01/23		15	15,112
5.13%, 02/01/25		107	106,465
5.38%, 02/01/27		42	41,843
5.00%, 01/15/28(b)		719	685,746
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		237	227,816
6.63%, 06/15/25(i)		75	80,625
5.00%, 01/31/28		237	224,854
Tullow Oil plc, 7.00%, 03/01/25(b)		200	200,000
Whiting Petroleum Corp., 6.63%, 01/15/26(b)		422	425,165
WildHorse Resource Development Corp.,
6.88%, 02/01/25		186	186,465
Williams Cos., Inc. (The):
4.55%, 06/24/24		107	107,746
8.75%, 03/15/32		128	169,600
5.75%, 06/24/44		1,261	1,333,507
WPX Energy, Inc.:
7.50%, 08/01/20		47	50,290
6.00%, 01/15/22		282	289,755
8.25%, 08/01/23		83	92,960
5.25%, 09/15/24		496	488,560

			44,298,712
Paper & Forest Products — 0.2%
Mercer International, Inc.:
7.75%, 12/01/22		54	57,375
6.50%, 02/01/24		188	196,930
5.50%, 01/15/26(b)		172	170,710
Norbord, Inc., 6.25%, 04/15/23(b)		261	274,703
PH Glatfelter Co., 5.38%, 10/15/20		34	34,527

			734,245
Personal Products — 0.1%(b)
Coty, Inc., 6.50%, 04/15/26		142	142,710
Prestige Brands, Inc., 6.38%, 03/01/24		202	207,050

			349,760
Pharmaceuticals — 2.0%
Catalent Pharma Solutions, Inc.,
4.88%, 01/15/26(b)		445	433,875
Endo Dac, 6.00%, 07/15/23(b)		360	271,800
Endo Finance LLC, 7.25%, 01/15/22(b)		211	183,042
inVentiv Group Holdings, Inc., 7.50%, 10/01/24(b)		306	325,125

Security		Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	USD	607	$586,955
Valeant Pharmaceuticals International, Inc.:
7.50%, 07/15/21(b)		752	754,820
6.75%, 08/15/21(b)		672	673,680
5.63%, 12/01/21(b)		188	179,540
6.50%, 03/15/22(b)		486	501,795
7.25%, 07/15/22(b)		24	24,000
5.50%, 03/01/23(b)		320	280,000
4.50%, 05/15/23		210	228,627
5.88%, 05/15/23(b)		1,399	1,234,604
7.00%, 03/15/24(b)		594	619,245
6.13%, 04/15/25(b)		844	728,372
5.50%, 11/01/25(b)		1,044	1,016,334
9.25%, 04/01/26(b)		133	132,495

			8,174,309
Professional Services — 0.8%(b)
Booz Allen Hamilton, Inc., 5.13%, 05/01/25		548	534,300
Ceridian HCM Holding, Inc., 11.00%, 03/15/21		398	411,930
IHS Markit Ltd.:
4.75%, 02/15/25		305	309,575
4.00%, 03/01/26		161	154,560
Jaguar Holding Co. II, 6.38%, 08/01/23		1,843	1,863,734

			3,274,099
Real Estate Management & Development — 0.3%(b)
Five Point Operating Co. LP, 7.88%, 11/15/25		213	214,864
Greystar Real Estate Partners LLC,
5.75%, 12/01/25		242	241,395
Howard Hughes Corp. (The), 5.38%, 03/15/25		452	446,350
Realogy Group LLC:
4.50%, 04/15/19		127	127,635
5.25%, 12/01/21		85	85,450
4.88%, 06/01/23		296	283,420

			1,399,114
Road & Rail — 0.7%(b)
Avis Budget Car Rental LLC, 5.13%, 06/01/22		601	601,030
Herc Rentals, Inc.:
7.50%, 06/01/22		392	418,460
7.75%, 06/01/24		146	158,045
Hertz Corp. (The), 7.63%, 06/01/22		562	570,430
Park Aerospace Holdings Ltd.:
3.63%, 03/15/21		310	294,500
5.25%, 08/15/22		612	599,576
Watco Cos. LLC, 6.38%, 04/01/23		99	101,475

			2,743,516
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		83	90,470
Entegris, Inc., 4.63%, 02/10/26(b)		261	254,504
Micron Technology, Inc.:
5.25%, 01/15/24(b)		53	54,789
5.50%, 02/01/25		11	11,412
Microsemi Corp., 9.13%, 04/15/23(b)		21	23,389
NXP BV(b):
4.13%, 06/15/20		245	248,675
4.63%, 06/15/22		430	439,675
3.88%, 09/01/22		200	198,500
4.63%, 06/01/23		550	559,790
Versum Materials, Inc., 5.50%, 09/30/24(b)		69	71,242

			1,952,446

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software — 3.6%
Ascend Learning LLC, 6.88%, 08/01/25(b)	USD	413	$424,357
BMC Software Finance, Inc., 8.13%, 07/15/21(b)		626	625,217
CDK Global, Inc., 4.88%, 06/01/27(b)		414	398,475
Change Healthcare Holdings LLC,
5.75%, 03/01/25(b)		344	341,093
Genesys Telecommunications Laboratories, Inc.,
10.00%, 11/30/24(b)		892	990,120
Infor Software Parent LLC, 7.13% (7.13% Cash or 7.88% PIK), 05/01/21(b)(c)		372	375,865
Infor US, Inc., 6.50%, 05/15/22		2,904	2,954,820
Informatica LLC, 7.13%, 07/15/23(b)		1,173	1,170,067
Nuance Communications, Inc.:
5.38%, 08/15/20(b)		33	33,211
6.00%, 07/01/24		148	151,700
5.63%, 12/15/26		459	450,968
PTC, Inc., 6.00%, 05/15/24		249	260,828
RP Crown Parent LLC, 7.38%, 10/15/24(b)		646	668,610
Solera LLC, 10.50%, 03/01/24(b)		2,280	2,536,500
Sophia LP, 9.00%, 09/30/23(b)		290	304,500
Symantec Corp., 5.00%, 04/15/25(b)		230	231,967
TIBCO Software, Inc., 11.38%, 12/01/21(b)		1,189	1,294,524
Veritas US, Inc.(b):
7.50%, 02/01/23		600	601,500
10.50%, 02/01/24		611	571,285

			14,385,607
Specialty Retail — 0.7%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		441	448,717
Beacon Escrow Corp., 4.88%, 11/01/25(b)		563	536,257
Group 1 Automotive, Inc.:
5.00%, 06/01/22		80	80,624
5.25%, 12/15/23(b)		45	45,000
L Brands, Inc.:
6.88%, 11/01/35		598	580,060
6.75%, 07/01/36		119	114,240
Penske Automotive Group, Inc., 5.50%, 05/15/26		476	467,670
PetSmart, Inc., 5.88%, 06/01/25(b)		165	119,213
Staples, Inc., 8.50%, 09/15/25(b)		236	218,300

			2,610,081
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC, 7.13%, 06/15/24(b)		901	963,593
Western Digital Corp., 4.75%, 02/15/26		939	936,934

			1,900,527
Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP(b):
5.25%, 03/15/22		44	44,000
5.25%, 10/01/25		536	507,860
Radian Group, Inc., 5.25%, 06/15/20		42	43,313

			595,173
Trading Companies & Distributors — 1.6%
Aircastle Ltd.:
6.25%, 12/01/19		125	130,000
7.63%, 04/15/20		12	12,840
5.50%, 02/15/22		398	414,915
4.13%, 05/01/24		585	573,300
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		169	177,450
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		301	298,743
HD Supply, Inc., 5.75%, 04/15/24(b)		2,850	3,002,332
United Rentals North America, Inc.:
4.63%, 07/15/23		78	79,365
5.50%, 07/15/25		539	551,801
4.63%, 10/15/25		861	837,323
5.88%, 09/15/26		362	376,480

			6,454,549

Security		Par (000)		Value
Water Utilities — 0.1%
Core & Main LP, 6.13%, 08/15/25(b)	USD	595		$581,612

Wireless Telecommunication Services — 2.9%
Digicel Ltd., 6.00%, 04/15/21(b)		1,305		1,225,069
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		162		173,853
5.25%, 08/01/26		614		601,720
SoftBank Group Corp., (USD Swap Rate 5 Year + 4.85%), 6.87%(e)(f)		385		365,881
Sprint Communications, Inc., 7.00%, 03/01/20(b)		605		635,250
Sprint Corp.:
7.88%, 09/15/23		2,390		2,437,800
7.13%, 06/15/24		2,507		2,444,325
7.63%, 02/15/25		582		571,815
7.63%, 03/01/26		421		410,770
T-Mobile USA, Inc.:
4.00%, 04/15/22		239		237,805
6.00%, 03/01/23		147		152,880
6.63%, 04/01/23		630		650,872
6.00%, 04/15/24		48		49,997
6.38%, 03/01/25		84		87,780
4.50%, 02/01/26		726		696,960
4.75%, 02/01/28		854		820,907

				11,563,684

Total Corporate Bonds — 88.1% (Cost: $360,479,202)				353,815,771

Floating Rate Loan Interests — 11.0%(j)

Aerospace & Defense — 0.1%
Sequa Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.07%, 11/28/21		211		213,870
Sequa Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 9.00%), 10.75%, 04/28/22		75		75,937

				289,807
Air Freight & Logistics — 0.2%
Ceva Group plc, Term Loan, (LIBOR USD 3 Month - 0.10%), 2.21%, 03/19/21(g)		119		115,926
Ceva Intercompany BV, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.27%, 03/19/21		121		118,464
Ceva Logistics Canada ULC, Canadian Term Loan, (LIBOR USD 3 Month + 5.50%), 7.27%, 03/19/21		18		17,902
Ceva Logistics U.S. Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.27%, 03/19/21		172		168,717
XPO Logistics, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.92%, 02/24/25		186		186,301

				607,310
Auto Components — 0.0%(g)(k)
EOC Group, Inc., Term Loan, 03/15/25		25		24,860
EOC Group, Inc., Term Loan B, 03/15/25		155		155,288

				180,148
Chemicals — 0.3%
Ascend Performance Materials Operations LLC, Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.13%, 08/12/22		522		522,546
Gates Global LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.05%, 04/01/24		—	(l)	—
Greenrock Element Materials, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.80%, 06/28/24		64		64,239
Invictus Co., Term Loan B, 03/28/25(k)		154		155,059
Invictus Co., Term Loan B 26, 03/28/26(k)		84		85,120
PQ Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.29%, 02/08/25		113		113,845
W.R. Grace, Term Loan B1, 02/23/25(k)		125		125,793
W.R. Grace, Term Loan B2, 02/23/25(k)		215		215,645

				1,282,247

9

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Services & Supplies — 0.6%
Access CIG LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.63%, 02/27/25	USD	85	$85,676
Access CIG LLC, 2nd Lien Term Loan B, (LIBOR USD 6 Month + 7.75%), 9.63%, 02/27/26		29	29,111
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.99% - 6.55%, 06/21/24		1,906	1,921,320
West Corp., Term Loan: (k)
10/10/24		100	100,063
10/10/24		100	100,609

			2,236,779
Construction & Engineering — 0.3%
Ply Gem, Inc., Term Loan B, 04/01/25(g)(k)		1,055	1,055,000

Containers & Packaging — 0.3%
Signode Industrial Group, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.40% - 6.50%, 05/01/21(g)		134	133,937
Verallia Packaging SAS, Term Loan B4, 10/22/22(k)	EUR	1,000	1,221,480

			1,355,417
Diversified Consumer Services — 0.1%
Laureate Education, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.38%, 04/26/24	USD	295	295,921

Diversified Financial Services — 0.1%(k)
Sedgwick Claims Management Services, 1st Lien Term Loan, 03/01/21		213	212,946
Sedgwick Claims Management Services, 2nd Lien Term Loan, 02/28/22		201	201,603

			414,549
Diversified Telecommunication Services — 0.3%
Centurylink, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.63%, 01/31/25		945	928,300
Spirit Communication, Term Loan, (LIBOR USD 3 Month + 0.00%), 10/27/24		79	78,741

			1,007,041
Electrical Equipment — 0.0%
Graftech Finance, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.24%, 02/12/25(g)		127	127,000

Energy Equipment & Services — 0.3%
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.46%, 11/17/22(g)		819	847,665
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 2.30%), 4.18%, 07/13/20		255	250,792

			1,098,457
Food & Staples Retailing — 0.0%
Sigma Bidco, Term Loan B, 03/07/25(k)		190	189,763

Food Products — 0.4%
CH Guenther & Son, Inc., Term Loan B, 03/21/25(g)(k)		148	148,185
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.38%, 10/10/23		69	69,590
Froneri International plc, Term Loan B, (EURIBOR 1 Month + 2.63%), 2.63%, 01/31/25	EUR	1,000	1,231,988
JBS USA LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.50%), 4.68%, 10/30/22	USD	214	213,699

			1,663,462
Gas Utilities — 0.1%
BCP Renaissance Parent LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.77%, 10/31/24		265	266,227

Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, Term Loan, 06/08/20(k)		1,145	1,149,296
Immucor, Inc., Term Loan B3, (LIBOR USD 3 Month + 5.00%), 7.30%, 06/15/21		994	1,016,394

			2,165,690

Security		Par (000)		Value
Health Care Providers & Services — 0.2%
HCA, Inc., Term Loan B10, 03/13/25(k)	USD	202		$203,483
Ortho-Clinical Diagnostics, Inc., Term Loan, 5.63%, 06/30/21		39		39,695
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.63%, 04/29/22		205		209,439
Team Health Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.63%, 02/06/24		528		504,053

				956,670
Health Care Technology — 0.2%
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.63%, 03/01/24		641		642,746

Hotels, Restaurants & Leisure — 0.5%
Caesars Resort Collection LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.63%, 12/23/24		212		213,819
Four Seaons Holding, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.38%, 11/30/23		43		43,667
GVC Holdings plc, Term Loan B2(k):
03/15/24	EUR	1,000		1,227,374
03/15/24	USD	199		199,207
IRB Holding Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.94%, 02/05/25		129		130,330
Wyndham Hotels & Resorts, Inc., Term Loan, 04/01/25(g)(k)		303		303,757

				2,118,154
Industrial Conglomerates — 0.5%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.13%, 08/18/24		652		654,983
Cortes NP, Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.67%, 11/30/23		297		298,463
Filtration Group Corp., Term Loan B, 03/29/25(g)(k)		78		78,195
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.91% - 5.26%, 02/21/25		177		177,388
PSAV Holdings LLC, 2nd Lien Term Loan, 09/01/25(k)		143		143,179
Uber Technologies, Inc., Term Loan B, 03/14/25(k)		607		609,276

				1,961,484
Insurance — 0.1%
Alliant Holdings Intermediate LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.13%, 08/12/22		—	(l)	—
AssuredPartners, Inc., Term Loan, 10/22/24(k)		70		70,015
Asurion LLC, 2nd Lien Term Loan B-2, (LIBOR USD 1 Month + 6.00%), 7.88%, 08/04/25		76		77,957
Genworth Financial, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.20%, 02/28/23		173		175,920
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.30%, 05/16/24		104		104,649

				428,541
Internet Software & Services — 0.0%
Deck Chassis Acquisition, Inc., Term Loan B, (LIBOR USD 1 Month + 6.00%), 7.88%, 06/15/23(g)		68		69,020

IT Services — 0.4%
Applied Systems, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.00%), 9.30%, 09/19/25		38		39,211
BMC Software Finance, Inc., Term Loan B2, (LIBOR USD 1 Month + 3.25%), 5.13%, 09/10/22		568		570,926
CCC Information Services, Inc., Term Loan B:
(LIBOR USD 1 Month + 3.00%), 4.88% , 04/29/24		131		131,812
(LIBOR USD 1 Month + 6.75%), 8.63% , 04/28/25		40		40,580
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.13%, 11/29/24		166		166,369
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.14%, 12/01/25		184		184,690

10

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value
IT Services (continued)
Peak 10, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.02%, 08/01/25	USD	83		$83,291
Peak 10, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.80%, 08/01/24		194		194,479
Tempo Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.88%, 05/01/24		192		192,909
Veritas U.S., Inc., Term Loan B1, 01/27/23(k)		—	(l)	—

				1,604,267
Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.13%, 08/30/24		124		124,501

Machinery — 0.4%
Generac Power Systems, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.69%, 05/31/23		84		84,189
Hayward Industries, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.38%, 08/05/24		74		73,851
Pike Corp., 1st Lien Term Loan B, 03/12/25(k)		188		189,645
Titan Acquisition Ltd., Term Loan B, 03/16/25(k)		1,267		1,264,365

				1,612,050
Media — 1.6%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.88%, 07/12/24		77		76,806
Cablevision CSC Holdings, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.04%, 07/17/25		—	(l)	—
Charter Communications Operating LLC, Term Loan A2, 03/31/23(k)		2,002		2,000,421
CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.28%, 01/12/26		127		126,961
Intelsat Jackson Holdings SA, Term Loan B3, (LIBOR USD 3 Month + 3.75%), 5.71%, 11/27/23		117		116,900
Intelsat Jackson Holdings SA, Term Loan B4, (LIBOR USD 3 Month + 4.50%), 6.46%, 01/02/24		336		344,639
Intelsat Jackson Holdings SA, Term Loan B5, (LIBOR USD 6 Month + 6.63%), 6.63%, 01/02/24		2,332		2,358,826
Unitymedia Finance LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.03%, 01/15/26		555		554,151
Virgin Media LLC, Term Loan K, (LIBOR USD 1 Month + 2.50%), 4.28%, 01/15/26		383		384,957
Xplornet Communications, Inc., Term Loan B, 09/09/21(k)		400		400,752

				6,364,413
Multiline Retail — 0.1%
Neiman Marcus Group, Inc., Other Term Loan, (LIBOR USD 1 Month + 3.25%), 4.81% - 4.94%, 10/25/20		335		288,749

Multi-Utilities — 0.0%
ExGen Renewables I LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.99%, 11/28/24		106		106,727

Oil, Gas & Consumable Fuels — 1.2%
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.75%), 6.57%, 12/31/22		982		995,198
Chesapeake Energy Corp., Term Loan, (LIBOR USD 3 Month + 7.50%), 9.44%, 08/23/21		2,031		2,154,403
CONSOL Energy, Inc., Term Loan B, (LIBOR USD 3 Month + 6.00%), 7.99%, 11/28/22		39		39,856
EURO Garage Ltd., Term Loan B1, 02/07/25(k)		430		428,817
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 7.79%, 03/01/24		404		404,255
Lucid Energy Group LLC, Term Loan, 4.79%, 01/30/25		129		128,114
Medallion Midland Acquisition LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.13%, 10/30/24(g)		163		162,186
Vine Oil & Gas LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 6.88%), 8.75%, 11/25/21		367		367,459

				4,680,288

Security		Par (000)	Value
Personal Products — 0.2%
Coty, Inc., Term Loan, 03/30/25(g)(k)	USD	850	$848,937

Pharmaceuticals — 0.4%
Amneal Pharmaceuticals LLC, Term Loan B, 03/21/25(k)		738	738,000
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.19%, 04/29/24		758	755,949

			1,493,949
Software — 0.6%
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.02%, 11/01/24		569	589,387
McAfee Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.38%, 09/30/24		210	211,566
SS&C Technologies, Inc., Term Loan B, 02/28/25(k)		1,085	1,089,932
SS&C Technologies, Inc., Term Loan B4, 02/28/25(k)		387	388,815

			2,279,700
Specialty Retail — 0.3%
Belron Finance Ltd., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.29%, 11/07/24		166	166,343
EG Group Ltd., Term Loan, 01/31/25(k)	EUR	336	411,636
EG Group Ltd., Term Loan B, 02/07/25(k)		511	622,765
EG Group Ltd., Term Loan B-2, 02/07/25(k)		153	186,457

			1,387,201
Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.94%, 01/02/25	USD	178	178,764

Wireless Telecommunication Services — 0.7%
Digicel International Finance Ltd., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.02%, 05/27/24		575	571,728
Ligado Networks LLC, 1st Lien Term Loan, 12/07/20(k)		548	243,934
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 8.75%), 10.78%, 12/07/20		2,221	1,943,131

			2,758,793

Total Floating Rate Loan Interests — 11.0% (Cost: $44,241,210)			44,139,772

Foreign Agency Obligations — 0.0%

Mexico — 0.0%
Petroleos Mexicanos, 5.38%, 03/13/22		44	45,738

Total Foreign Agency Obligations — 0.0% (Cost: $43,756)			45,738

Preferred Securities — 3.5%

Capital Trusts — 2.6%(m)

Banks — 2.1%(e)
Bank of America Corp.:
Series X, 6.25%		558	591,536
Series Z, 6.50%		201	216,095
Series AA, 6.10%		1,423	1,497,707
CIT Group, Inc., Series A, 5.80%		295	295,000
Citigroup, Inc.:
Series N, 5.80%		460	475,957
Series O, 5.87%		315	325,237
Series R, 6.13%		175	184,118
5.95%		302	310,879
Series P, 5.95%		210	215,880
JPMorgan Chase & Co.:
Series V, 5.00%		640	645,696
Series Q, 5.15%		190	189,829
Series U, 6.12%		99	103,703
Series X, 6.10%		1,776	1,864,800

11

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.:
Series S, 5.90%	USD	290	$298,729
Series U, 5.88%		1,185	1,246,620

			8,461,786
Consumer Finance — 0.1%
General Motors Financial Co., Inc., Series A, 5.75%(e)		482	473,565

Capital Markets — 0.3%(e)
Goldman Sachs Group, Inc. (The), Series P, 5.00%		1,195	1,162,138
Morgan Stanley, Series H, 5.45%		162	164,919

			1,327,057
Oil, Gas & Consumable Fuels — 0.1%
Andeavor Logistics LP, Series A, 6.87%(e)		426	427,970

Total Capital Trusts — 2.6% (Cost: $10,777,301)			10,690,378

	Shares
Preferred Stocks — 0.7%

Hotels, Restaurants & Leisure — 0.6%
Stars Group, Inc. (The), 0.00%(a)(e)(g)(h)		1,516	2,356,104

Machinery — 0.1%
Rexnord Corp., Series A, 5.75%(h)		4,760	305,973

Total Preferred Stocks — 0.7% (Cost: $1,567,239)			2,662,077

Trust Preferreds — 0.2%

Banks — 0.2%
GMAC Capital Trust I, Series 2, 7.62%, 02/15/40(m)		32,966	856,457

Total Trust Preferreds — 0.2% (Cost: $862,505)			856,457

Total Preferred Securities — 3.5% (Cost: $13,207,045)			14,208,912

Total Long-Term Investments — 103.9% (Cost: $422,756,015)			417,240,552

Short-Term Securities — 1.0%(n)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(o)		3,417,409	3,417,409
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.49%		581,988	581,988

Total Short-Term Securities — 1.0% (Cost: $3,999,397)			3,999,397

Total Investments — 104.9% (Cost: $426,755,412)			421,239,949
Liabilities in Excess of Other Assets — (4.9)%			(19,702,132)

Net Assets — 100.0%			$401,537,817

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Perpetual security with no stated maturity date.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Convertible security.
(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(j)	Variable rate security. Rate shown is the rate in effect as of period end.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Amount is less than $500.
(m)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(n)	Annualized 7-day yield as of period end.

12

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund

(o)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	15,856,054	(12,438,645)	3,417,409	$3,417,409	$42,887	$—	$—

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviations

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury 10 Year Note	13	06/20/18	$1,575	$(14,745)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,241,429	EUR	1,000,000	Goldman Sachs International	04/04/18	$10,894
USD	339,612	EUR	275,000	UBS AG	05/02/18	539
USD	138,096	GBP	98,000	Toronto Dominion Bank	05/02/18	433

						$11,866

USD	337,041	EUR	275,000	Bank of America NA	04/04/18	(1,356)
USD	135,580	GBP	98,000	Toronto Dominion Bank	04/04/18	(1,919)

						$(3,275)

	Net Unrealized Appreciation					$8,591

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC+	USD	245	$(2,748)	$(7,537)	$4,789
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	B+	USD	9,110	603,919	658,982	(55,063)

							$601,171	$651,445	$(50,274)

13

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank plc	06/20/23	USD	151	$52,872	$52,723	$149

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$5,030,359	$—	$—	$5,030,359
Corporate Bonds(a)	—	353,815,771	—	353,815,771
Floating Rate Loan Interests:
Aerospace & Defense	—	289,807	—	289,807
Air Freight & Logistics	—	491,384	115,926	607,310
Auto Components	—	—	180,148	180,148
Chemicals	—	1,282,247	—	1,282,247
Commercial Services & Supplies	—	2,236,779	—	2,236,779
Construction & Engineering	—	—	1,055,000	1,055,000
Containers & Packaging	—	1,221,480	133,937	1,355,417
Diversified Consumer Services	—	295,921	—	295,921
Diversified Financial Services	—	414,549	—	414,549
Diversified Telecommunication Services	—	1,007,041	—	1,007,041
Electrical Equipment	—	—	127,000	127,000
Energy Equipment & Services	—	250,792	847,665	1,098,457
Food & Staples Retailing	—	189,763	—	189,763
Food Products	—	1,515,277	148,185	1,663,462
Gas Utilities	—	266,227	—	266,227
Health Care Equipment & Supplies	—	2,165,690	—	2,165,690

14

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock High Yield V.I. Fund

	Level 1	Level 2	Level 3	Total
Health Care Providers & Services	$—	$956,670	$—	$956,670
Health Care Technology	—	642,746	—	642,746
Hotels, Restaurants & Leisure	—	1,814,397	303,757	2,118,154
Industrial Conglomerates	—	1,883,289	78,195	1,961,484
Insurance	—	428,541	—	428,541
Internet Software & Services	—	—	69,020	69,020
IT Services	—	1,604,267	—	1,604,267
Life Sciences Tools & Services	—	124,501	—	124,501
Machinery	—	1,612,050	—	1,612,050
Media	—	6,364,413	—	6,364,413
Multiline Retail	—	288,749	—	288,749
Multi-Utilities	—	106,727	—	106,727
Oil, Gas & Consumable Fuels	—	4,518,102	162,186	4,680,288
Personal Products	—	—	848,937	848,937
Pharmaceuticals	—	1,493,949	—	1,493,949
Software	—	2,279,700	—	2,279,700
Specialty Retail	—	1,387,201	—	1,387,201
Trading Companies & Distributors	—	178,764	—	178,764
Wireless Telecommunication Services	—	2,758,793	—	2,758,793
Foreign Agency Obligations	—	45,738	—	45,738
Preferred Securities:
Banks	856,457	8,461,786	—	9,318,243
Capital Markets	—	1,327,057	—	1,327,057
Consumer Finance	—	473,565	—	473,565
Hotels, Restaurants & Leisure	—	—	2,356,104	2,356,104
Machinery	305,973	—	—	305,973
Oil, Gas & Consumable Fuels	—	427,970	—	427,970
Short-Term Securities	3,999,397	—	—	3,999,397
Unfunded Floating Rate Loan Interests(b)	$—	$210	$—	$210

Total	$10,192,186	$404,621,913	$6,426,060	$421,240,159

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$4,938	$—	$4,938
Foreign currency exchange contracts	—	11,866	—	11,866
Liabilities:
Credit contracts	—	(55,063)	—	(55,063)
Foreign currency exchange contracts	—	(3,275)	—	(3,275)
Interest rate contracts	(14,745)	—	—	(14,745)

Total	$(14,745)	$(41,534)	$—	$(56,279)

(a)	See above Schedule of Investments for values in each Industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of December 31, 2017	$470,250	$2,263,498	$1,972,247	$110	$4,706,105
Transfers into Level 3	—	136,152	—	—	136,152
Transfers out of Level 3	—	(994,062)	—	—	(994,062)
Accrued discounts/premiums	—	1,368	—	—	1,368
Net realized gain (loss)	11,581	2,435	—	—	14,016
Net change in unrealized appreciation (depreciation)(a)	4,750	25,530	383,857	(110)	414,027
Purchases	—	2,961,492	—	—	2,961,492
Sales	(486,581)	(326,457)	—	—	(813,038)

Closing Balance, as of March 31, 2018	$—	$4,069,956	$2,356,104	$—	$6,426,060

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(a)	$—	$25,530	$383,857	$—	$409,387

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

15

Schedule of Investments (unaudited) March 31, 2018	BlackRock International V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 119.6%

Argentina — 2.4%
Banco Macro SA, ADR	20,599	$2,224,074

Brazil — 3.9%
Cielo SA	320,403	2,009,889
Vale SA, ADR(a)	124,174	1,579,493

		3,589,382
China — 11.9%
Bank of China Ltd., Class H	10,150,000	5,544,533
NetEase, Inc., ADR	11,864	3,326,547
Ping An Insurance Group Co. of China Ltd., Class H	190,500	1,964,184

		10,835,264
France — 9.9%
Arkema SA	29,340	3,830,306
Engie SA	312,750	5,222,453

		9,052,759
Germany — 4.8%
Bayer AG (Registered)	38,693	4,362,007

Hong Kong — 1.9%
Nine Dragons Paper Holdings Ltd.	1,166,000	1,767,193

India — 4.4%
ICICI Bank Ltd.	922,387	4,003,007

Indonesia — 2.1%
Bank Mandiri Persero Tbk. PT	3,419,100	1,917,267

Italy — 3.2%
Intesa Sanpaolo SpA	800,035	2,912,931

Japan — 14.9%
Omron Corp.	49,300	2,881,908
Sony Corp.	118,300	5,820,397
Trend Micro, Inc.	83,100	4,900,556

		13,602,861
Netherlands — 6.6%
Aegon NV	613,492	4,139,119
ASML Holding NV	9,425	1,868,917

		6,008,036
Portugal — 2.7%
Banco Comercial Portugues SA, Class R(a)(b)	7,178,349	2,407,042

Singapore — 1.6%
Sea Ltd., ADR(a)(b)	130,606	1,471,930

Spain — 12.5%
Banco Bilbao Vizcaya Argentaria SA	653,938	5,178,909
CaixaBank SA	599,842	2,859,842
Industria de Diseno Textil SA	105,410	3,313,948

		11,352,699
Switzerland — 3.9%
Cie Financiere Richemont SA (Registered)	39,378	3,538,581

United Kingdom — 25.2%
British American Tobacco plc	88,689	5,126,833
Burberry Group plc	122,681	2,924,285
Diageo plc	124,000	4,193,644
Imperial Brands plc	110,118	3,749,463
ITV plc	1,642,160	3,324,177
TechnipFMC plc(b)	122,632	3,611,512

		22,929,914

Security	Shares	Value
United States — 7.7%
BioMarin Pharmaceutical, Inc.(a)	40,918	$3,317,222
Schlumberger Ltd.	57,316	3,712,931

		7,030,153
Total Common Stocks — 119.6% (Cost: $99,847,874)		109,005,100

Total Long-Term Investments — 119.6% (Cost: $99,847,874)		109,005,100

Short-Term Securities — 6.8%

Money Market Funds — 6.6%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%	2,735,435	2,735,435
SL Liquidity Series, LLC, Money Market Series,
1.87%(d)	3,232,163	3,231,840

Total Money Market Funds — 6.6% (Cost: $5,967,275)		5,967,275

	Par (000)
Time Deposits — 0.2%

United States — 0.2%
BNP Paribas SA,
1.70%, 04/02/18	157	156,620

Total Time Deposits — 0.2% (Cost: $156,620)		156,620

Total Short-Term Securities — 6.8% (Cost: $6,123,895)		6,123,895

Total Investments — 126.4% (Cost: $105,971,769)		115,128,995

Liabilities in Excess of Other Assets — (26.4)%		(24,061,964)

Net Assets - 100.0%		$91,067,031

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock International V.I. Fund (Percentages shown are based on Net Assets)

(e)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,135,204	(399,769)	2,735,435	$2,735,435	$12,646		$—	$—
SL Liquidity Series, LLC, Money Market Series	6,216,364	(2,984,201)	3,232,163	3,231,840	3180	(b)	(230)	274

				$5,967,275	$15,826		$ (230)	$274

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$2,224,074	$—	$—	$2,224,074
Brazil	3,589,382	—	—	3,589,382
China	3,326,547	7,508,717	—	10,835,264
France	—	9,052,759	—	9,052,759
Germany	—	4,362,007	—	4,362,007
Hong Kong	—	1,767,193	—	1,767,193
India	—	4,003,007	—	4,003,007
Indonesia	—	1,917,267	—	1,917,267
Italy	—	2,912,931	—	2,912,931
Japan	—	13,602,861	—	13,602,861
Netherlands	—	6,008,036	—	6,008,036
Portugal	—	2,407,042	—	2,407,042
Singapore	1,471,930	—	—	1,471,930
Spain	—	11,352,699	—	11,352,699
Switzerland	—	3,538,581	—	3,538,581
United Kingdom	3,611,512	19,318,402	—	22,929,914
United States	7,030,153	—	—	7,030,153

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock International V.I. Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities:
Money Market Funds	$2,735,435	$—	$—	$2,735,435
Time Deposits	—	156,620	—	156,620

Subtotal	$23,989,033	$87,908,122	$—	$111,897,155

Investments valued at NAV(a)				3,231,840

Total Investments				$115,128,995

(a)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Out of Level 1(a)	Transfers Into Level 2(a)
Assets:
Investments:
Common Stocks:
United Kingdom	$3,324,177	$3,324,177

(a)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

Currency Abbreviation

USD — United States Dollar

Portfolio Abbreviation

ADR — American Depositary Receipts

3

Consolidated Schedule of Investments (unaudited) March 31, 2018	BlackRock iShares® Alternative Strategies V.I. Fund

Security	Shares	Value
Affiliated Investment Companies — 124.6%(f)

Commodity Funds — 18.1%
iShares Commodities Select Strategy ETF(a)	79,633	$2,940,050
iShares Gold Trust(b)(c)	110,448	1,406,003
iShares Silver Trust(b)(c)	56,588	872,021

		5,218,074
Equity Funds — 52.7%
iShares Edge MSCI Minimum Volatility Global ETF	90,553	7,590,153
iShares Edge MSCI USA Momentum Factor ETF(a)	19,800	2,097,216
iShares Global Infrastructure ETF	77,965	3,340,800
iShares U.S. Real Estate ETF(a)	29,064	2,193,460

		15,221,629
Fixed Income Funds — 29.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	37,369	4,215,971
iShares U.S. Preferred Stock ETF(a)	112,068	4,209,274

		8,425,245

Security	Shares	Value
Short-Term Securities — 24.6%(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%	30,597	$30,597
SL Liquidity Series, LLC, Money Market Series,
1.87%(e)	7,090,004	7,089,295

		7,119,892
Total Affiliated Investment Companies — 124.6% (Cost: $34,672,588)		35,984,840

Liabilities in Excess of Other Assets — (24.6)%		(7,114,415)

Net Assets — 100.0%		$28,870,425

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of the security is held by a wholly-owned subsidiary.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Shares Purchased		Shares Sold		Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	88,209	—		(57,612	)(b)	30,597	$30,597	$326		—	$—
SL Liquidity Series, LLC, Money Market Series	2,666,376	4,423,628	(c)	—		7,090,004	7,089,295	8,143	(d)	611	(126)
iShares Commodities Select Strategy ETF	62,033	19,200		(1,600)		79,633	2,940,050	8,830		10,955	11,015
iShares Edge MSCI Minimum Volatility Global ETF	88,203	4,550		(2,200)		90,553	7,590,153	—		37,136	(85,676)
iShares Edge MSCI USA Momentum Factor ETF	14,300	6,000		(500)		19,800	2,097,216	5,424		6,101	1,722
iShares Global Infrastructure ETF	86,765	4,100		(12,900)		77,965	3,340,800	—		77,422	(250,896)
iShares Gold Trust	105,748	6,200		(1,500)		110,448	1,406,003	—		1,592	21,341
iShares J.P. Morgan USD Emerging Markets Bond ETF	31,319	6,850		(800)		37,369	4,215,971	23,948		3,212	(121,053)
iShares Silver Trust	56,107	2,081		(1,600)		56,588	872,021	—		1,320	(33,462)
iShares U.S. Preferred Stock ETF	125,328	6,250		(19,510)		112,068	4,209,274	41,054		(20,631)	(37,246)
iShares U.S. Real Estate ETF	35,364	1,500		(7,800)		29,064	2,193,460	17,968		16,972	(187,886)

							$35,984,840	$105,693		$134,690	$(682,267)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF — Exchange-Traded Fund

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock iShares® Alternative Strategies V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent consolidated financial statements as contained in its annual report. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

The following table summarizes the fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$28,895,545	$—	$—	$28,895,545
Investments valued at NAV(a)				7,089,295

Total Investments				$35,984,840

(a)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) March 31, 2018	BlackRock iShares Dynamic Allocation V.I. Fund

Security	Shares	Value
Affiliated Investment Companies — 100.4%(f)

Commodity Funds — 1.6%
iShares Commodities Select Strategy ETF(a)	6,761	$249,616
iShares Gold Trust(b)(c)	10,319	131,361
iShares Silver Trust(b)(c)	5,095	78,514

		459,491
Equity Funds — 65.2%
iShares Core MSCI Emerging Markets ETF	44,050	2,572,520
iShares Core S&P 500 ETF	15,929	4,227,079
iShares Core S&P Mid-Cap ETF	14,283	2,679,062
iShares Core S&P Small-Cap ETF(a)	19,606	1,509,858
iShares Edge MSCI Min Vol Global ETF	8,697	728,983
iShares Edge MSCI Min Vol USA ETF	18,600	965,898
iShares Edge MSCI USA Momentum Factor ETF	1,755	185,890
iShares Global Infrastructure ETF	8,277	354,669
iShares MSCI Canada ETF	21,375	589,095
iShares MSCI EAFE ETF	55,173	3,844,455
iShares MSCI EAFE Small-Cap ETF	13,700	893,103
iShares U.S. Real Estate ETF(a)	3,900	294,333

		18,844,945
Fixed Income Funds — 33.6%
iShares 1-3 Year Treasury Bond ETF(a)	26,446	2,209,828
iShares Agency Bond ETF	11,379	1,274,903
iShares iBoxx $ High Yield Corporate Bond ETF(a)	14,563	1,247,175
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,140	1,777,285
iShares J.P. Morgan USD Emerging Markets Bond ETF	3,340	376,819
iShares U.S. Credit Bond ETF(a)	21,258	2,316,484
iShares U.S. Preferred Stock ETF(a)	13,613	511,304

		9,713,798

Short-Term Securities — 13.0%
SL Liquidity Series, LLC, Money Market Series,
1.87%(d)(e)	3,759,525	3,759,149

Total Affiliated Investment Companies — 113.4% (Cost: $30,135,102)		32,777,383

Liabilities in Excess of Other Assets — (13.4)%		(3,874,150)

Net Assets — 100.0%		$28,903,233

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of the security is held by a wholly-owned subsidiary.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock iShares Dynamic Allocation V.I. Fund

(f)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related party of the fund were as follows:

Affiliates	Shares Held at 12/31/17	Shares Purchased		Shares Sold		Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	57,845	—		(57,845	)(b)	—	$—	$206		$—	$—
SL Liquidity Series, LLC, Money Market Series	2,016,002	1,743,523	(c)	—		3,759,525	3,759,149	14,402	(d)	(710)	(334)
iShares 1-3 Year Treasury Bond ETF	23,797	3,349		(700)		26,446	2,209,828	4,542		(935)	(6,342)
iShares Agency Bond ETF	11,079	300		—		11,379	1,274,903	3,759		—	(11,722)
iShares Commodities Select Strategy ETF	6,561	200		—		6,761	249,616	750		—	3,872
iShares Core MSCI Emerging Markets ETF	50,350	100		(6,400)		44,050	2,572,520	—		103,800	(11,331)
iShares Core S&P 500 ETF	15,804	455		(330)		15,929	4,227,079	19,256		23,784	(76,243)
iShares Core S&P Mid-Cap ETF	12,423	1,960		(100)		14,283	2,679,062	10,002		5,351	(50,463)
iShares Core S&P Small-Cap ETF	19,736	200		(330)		19,606	1,509,858	4,730		6,795	(3,410)
iShares Edge MSCI Min Vol Global ETF	8,397	300		—		8,697	728,983	—		—	(4,485)
iShares Edge MSCI Min Vol USA ETF	18,450	550		(400)		18,600	965,898	4,409		2,666	(19,087)
iShares Edge MSCI USA Momentum Factor ETF	1,400	355		—		1,755	185,890	481		—	2,172
iShares Global Infrastructure ETF	8,277	—		—		8,277	354,669	—		—	(19,617)
iShares Gold Trust	10,379	140		(200)		10,319	131,361	—		268	(8,039)
iShares iBoxx $ High Yield Corporate Bond ETF	14,263	500		(200)		14,563	1,247,175	10,268		37	(23,583)
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,740	600		(1,200)		15,140	1,777,285	10,188		4,960	(71,217)
iShares J.P. Morgan USD Emerging Markets Bond ETF	3,140	200		—		3,340	376,819	2,140		—	(10,600)
iShares MSCI Canada ETF	21,075	300		—		21,375	589,095	—		—	(44,006)
iShares MSCI EAFE ETF	56,073	1,200		(2,100)		55,173	3,844,455	—		31,121	(59,517)
iShares MSCI EAFE Small-Cap ETF	13,600	100		—		13,700	893,103	—		—	9,125
iShares Silver Trust	4,905	190		—		5,095	78,514	—		—	(1,680)
iShares U.S. Credit Bond ETF	20,159	1,099		—		21,258	2,316,484	11,977		—	(64,091)
iShares U.S. Preferred Stock ETF	13,613	—		—		13,613	511,304	4,924		—	(6,943)
iShares U.S. Real Estate ETF	3,900	—		—		3,900	294,333	2,411		—	(21,606)

Total							$32,777,383	$104,445		$177,137	$(499,147)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock iShares Dynamic Allocation V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$29,018,234	$—	$—	$29,018,234

Investments valued at NAV(a)				3,759,149

Total Investments				$32,777,383

(a)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) March 31, 2018	BlackRock Large Cap Focus Growth V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Automobiles — 0.8%
Tesla, Inc.(a)(b)	4,871	$1,296,319

Banks — 3.7%
Bank of America Corp.	146,397	4,390,446
First Republic Bank	16,702	1,546,772

		5,937,218
Beverages — 2.8%
Constellation Brands, Inc., Class A	19,744	4,500,053

Biotechnology — 1.4%
Vertex Pharmaceuticals, Inc.(b)	14,082	2,295,084

Capital Markets — 2.9%
E*TRADE Financial Corp.(b)	37,268	2,065,020
S&P Global, Inc.	13,577	2,594,022

		4,659,042
Construction Materials — 1.4%
Vulcan Materials Co.(a)	19,960	2,278,833

Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B(b)	21,108	4,210,624

Electrical Equipment — 1.3%
Rockwell Automation, Inc.	12,069	2,102,420

Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(b)	117,038	3,197,478

Health Care Providers & Services — 4.7%
UnitedHealth Group, Inc.	35,867	7,675,538

Hotels, Restaurants & Leisure — 1.6%
Domino’s Pizza, Inc.	11,218	2,620,076

Industrial Conglomerates — 1.2%
Honeywell International, Inc.	13,078	1,889,902

Internet & Direct Marketing Retail — 16.5%(b)
Amazon.com, Inc.	9,790	14,169,459
Booking Holdings, Inc.	3,107	6,463,772
Netflix, Inc.	20,084	5,931,809

		26,565,040
Internet Software & Services — 15.8%
Alibaba Group Holding Ltd., ADR(a)(b)	8,688	1,594,595
Alphabet, Inc., Class A(b)	5,705	5,916,884
Alphabet, Inc., Class C(b)	2,078	2,144,059
CoStar Group, Inc.(b)	7,704	2,794,087
Facebook, Inc., Class A(b)	29,768	4,756,629
MercadoLibre, Inc.	7,435	2,649,760
Tencent Holdings Ltd.	104,746	5,622,720

		25,478,734
IT Services — 9.1%
Mastercard, Inc., Class A	19,545	3,423,502
PayPal Holdings, Inc.(b)	41,387	3,140,032
Visa, Inc., Class A	67,957	8,129,016

		14,692,550
Life Sciences Tools & Services — 1.7%
Illumina, Inc.(b)	11,392	2,693,297

Pharmaceuticals — 1.5%
Zoetis, Inc.	28,528	2,382,373

Professional Services — 1.4%
Equifax, Inc.	19,769	2,328,986

Security	Shares	Value
Road & Rail — 3.1%
Union Pacific Corp.	37,453	$5,034,807

Semiconductors & Semiconductor Equipment — 4.9%
Applied Materials, Inc.	39,550	2,199,376
ASML Holding NV (Registered), NYRS(a)	12,399	2,461,945
NVIDIA Corp.	13,885	3,215,627

		7,876,948
Software — 14.0%
Adobe Systems, Inc.(b)	16,552	3,576,556
Autodesk, Inc.(b)	21,556	2,707,002
Electronic Arts, Inc.(b)	33,945	4,115,492
Microsoft Corp.	110,400	10,076,208
salesforce.com, Inc.(b)	18,059	2,100,262

		22,575,520
Specialty Retail — 4.6%
Home Depot, Inc. (The)	17,770	3,167,325
Ulta Beauty, Inc.(b)	21,131	4,316,429

		7,483,754
Total Common Stocks — 99.0% (Cost: $123,057,281)		159,774,596

Total Long-Term Investments — 99.0% (Cost: $123,057,281)		159,774,596

Short-Term Securities

Money Market Funds — 4.2%(c)(e)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%	1,490,315	1,490,315
SL Liquidity Series, LLC, Money Market Series,
1.87%(d)	5,226,250	5,225,728

Total Money Market Funds — 4.2% (Cost: $6,716,441)		6,716,043

	Par (000)
Time Deposits — 0.0%
JPMorgan Chase & Co.,
1.70%, 04/02/18	USD 56	56,430

Total Time Deposits — 0.0% (Cost: $56,430)		56,430

Total Short-Term Securities — 4.2% (Cost: $6,772,871)		6,772,473

Total Investments — 103.2% (Cost: $129,830,152)		166,547,069

Liabilities in Excess of Other Assets — (3.2)%		(5,220,822)

Net Assets — 100.0%		$161,326,247

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Large Cap Focus Growth V.I. Fund

(e)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	82,464	1,407,851	1,490,315	$1,490,315	$7,083		$—	$—
SL Liquidity Series, LLC, Money Market Series	2,198,635	3,027,615	5,226,250	5,225,728	3,190	(b)	965	(398)

				$6,716,043	$10,273		$965	$(398)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Large Cap Focus Growth V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	$1,296,319	$—	$—	$1,296,319
Banks	5,937,218	—	—	5,937,218
Beverages	4,500,053	—	—	4,500,053
Biotechnology	2,295,084	—	—	2,295,084
Capital Markets	4,659,042	—	—	4,659,042
Construction Materials	2,278,833	—	—	2,278,833
Diversified Financial Services	4,210,624	—	—	4,210,624
Electrical Equipment	2,102,420	—	—	2,102,420
Health Care Equipment & Supplies	3,197,478	—	—	3,197,478
Health Care Providers & Services	7,675,538	—	—	7,675,538
Hotels, Restaurants & Leisure	2,620,076	—	—	2,620,076
Industrial Conglomerates	1,889,902	—	—	1,889,902
Internet & Direct Marketing Retail	26,565,040	—	—	26,565,040
Internet Software & Services	19,856,014	5,622,720	—	25,478,734
IT Services	14,692,550	—	—	14,692,550
Life Sciences Tools & Services	2,693,297	—	—	2,693,297
Pharmaceuticals	2,382,373	—	—	2,382,373
Professional Services	2,328,986	—	—	2,328,986
Road & Rail	5,034,807	—	—	5,034,807
Semiconductors & Semiconductor Equipment	7,876,948	—	—	7,876,948
Software	22,575,520	—	—	22,575,520
Specialty Retail	7,483,754	—	—	7,483,754
Short-Term Securities:
Money Market Funds	1,490,315	—	—	1,490,315
Time Deposits	—	56,430	—	56,430

Subtotal	$155,642,191	$5,679,150	$—	$161,321,341

Investments valued at NAV(a)				$5,225,728

Total Investments				$166,547,069

(a)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the year ended March 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) March 31, 2018	BlackRock Managed Volatility V.I. Fund

Security		Par (000)	Value
Asset-Backed Securities — 0.2%(a)
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class A, 2.77%, 10/25/34	USD	6	$6,318
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class A2MZ, 2.47%, 12/25/34		8	7,517
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 3.37%, 09/25/34		9	8,606
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 2.17%, 01/25/35		7	6,609

Total Asset-Backed Securities — 0.2% (Cost: $29,481)			29,050

	Shares
Investment Companies — 71.4%
iShares 1-3 Year Credit Bond ETF(b)(j)	15,923		1,652,807
iShares 3-7 Year Treasury Bond ETF(j)	6,491		782,944
iShares Core U.S. Aggregate Bond ETF(j)	17,278		1,853,066
iShares MSCI EAFE ETF(j)	21,263		1,481,606
SPDR Bloomberg Barclays International Treasury Bond ETF(b)	136,622		4,031,715

Total Investment Companies — 71.4% (Cost: $9,884,516)			9,802,138

		Par (000)
Non-Agency Mortgage-Backed Securities — 0.2%

Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	USD	22	16,048
CSMC Trust, Series 2011-5R, Class 2A1, 3.43%, 08/27/46(a)(c)		14	13,654
Impac Secured Assets Corp., Series 2004-3, Class 1A4, 2.67%, 11/25/34(a)		1	1,024

			30,726

Total Non-Agency Mortgage-Backed Securities — 0.2% (Cost: $31,263)			30,726

		Beneficial Interest (000)
Other Interests — 0.0%(d)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(e)(f)(g)	USD	25	—

Total Other Interests — 0.0%			—

Total Long-Term Investments — 71.8% (Cost: $9,945,260)			9,861,914

Security	Shares	Value
Short-Term Securities — 40.7%(h)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%(j)	3,642,388	$3,642,388
JPMorgan US Treasury Plus Money Market Fund, Agency Class,
1.49%	136	136
SL Liquidity Series, LLC, Money Market Series,
1.87%(i)(j)	1,946,174	1,945,980

Total Short-Term Securities — 40.7% (Cost: $5,588,691)		5,588,504

Total Investments — 112.5% (Cost: $15,533,951)		15,450,418

Liabilities in Excess of Other Assets — (12.5)%		(1,711,770)

Net Assets — 100.0%		$13,738,648

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security, or a portion of the security, is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Annualized 7-day yield as of period end.
(i)	Security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Volatility V. I. Fund

(j)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,387,049	255,339	(b)	—	3,642,388	$3,642,388	$11,355		$(1)	$—
SL Liquidity Series, LLC, Money Market Series	1,935,844	10,330	(b)	—	1,946,174	1,945,980	987	(c)	(208)	(187)
iShares 1-3 Year Credit Bond ETF	15,923	—		—	15,923	1,652,807	5,008		—	(11,783)
iShares 3-7 Year Treasury Bond ETF	6,491	—		—	6,491	782,944	2,135		—	(9,996)
iShares Core U.S. Aggregate Bond ETF	17,278	—		—	17,278	1,853,066	8,240		—	(35,938)
iShares MSCI EAFE ETF	21,263	—		—	21,263	1,481,606	—		—	(13,396)

Total						$11,358,791	$27,725		$(209)	$(71,300)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 10 Euro Index	4	04/20/18	$254	$(3,982)
Nikkei 225 Index	2	06/07/18	399	7,006
Mini-DAX Index	4	06/15/18	298	(5,572)

				(2,548)

Short Contracts
EURO STOXX 50 Index	18	06/15/18	727	10,564
S&P 500 E-Mini Index	6	06/15/18	793	30,335
U.S. Treasury 10 Year Note	11	06/20/18	1,333	(14,454)
U.S. Treasury Ultra Bond	9	06/20/18	1,444	(59,678)

				(33,233)

				$(35,781)

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Volatility V. I. Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	399,591	AUD	509,418	Morgan Stanley & Co. International plc	06/20/18	$8,255
USD	292,508	CAD	375,000	Morgan Stanley & Co. International plc	06/20/18	1,004
USD	133,677	CHF	126,000	Morgan Stanley & Co. International plc	06/20/18	987
USD	51,289	DKK	307,846	Morgan Stanley & Co. International plc	06/20/18	173
USD	2,544,742	EUR	2,050,705	Morgan Stanley & Co. International plc	06/20/18	6,570
USD	45,100	HKD	352,493	Morgan Stanley & Co. International plc	06/20/18	69
USD	57,111	SEK	467,000	Morgan Stanley & Co. International plc	06/20/18	850

						17,908

USD	696,529	GBP	500,000	Morgan Stanley & Co. International plc	06/20/18	(7,303)
USD	2,148,097	JPY	228,148,000	Morgan Stanley & Co. International plc	06/20/18	(7,346)
USD	37,710	MXN	710,000	Morgan Stanley & Co. International plc	06/20/18	(866)

						(15,515)

Net Unrealized Appreciation						$2,393

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

USD — United States Dollar

Portfolio Abbreviations

ABS — Asset-Backed Security

CWABS — Countrywide Asset-Backed Certificates

CSMC — Credit Suisse Mortgage Capital

ETF — Exchange-Traded Fund

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Volatility V. I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Managed Volatility V. I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Annual report. The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$29,050	$—	$29,050
Investment Companies	9,802,138	—	—	9,802,138
Non-Agency Mortgage-Backed Securities	—	30,726	—	30,726
Short-Term Securities	3,642,524	—	—	3,642,524

Subtotal	$13,444,662	$59,776	$—	$13,504,438

Investments valued at NAV(a)				$1,945,980

Total Investments				$15,450,418

Derivative Financial Instruments(b)
Assets:
Equity contracts	47,905	—	—	47,905
Foreign currency exchange contracts	—	17,908	—	17,908
Liabilities:
Equity contracts	(9,554)	—	—	(9,554)
Foreign currency exchange contracts	—	(15,515)	—	(15,515)
Interest rate contracts	(74,132)	—	—	(74,132)

Total	$(35,781)	$2,393	$—	$(33,388)

(a)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument

During the period ended March 31, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) March 31, 2018	BlackRock S&P 500 Index V.I. Fund

Security	Shares	Value
Common Stocks — 96.6%

Aerospace & Defense — 2.8%
Arconic, Inc.	4,058	$93,496
Boeing Co. (The)	5,186	1,700,386
General Dynamics Corp.	2,595	573,236
Harris Corp.	1,098	177,085
Huntington Ingalls Industries, Inc.	435	112,126
L3 Technologies, Inc.	717	149,136
Lockheed Martin Corp.	2,339	790,418
Northrop Grumman Corp.	1,632	569,764
Raytheon Co.	2,708	584,441
Rockwell Collins, Inc.	1,540	207,669
Textron, Inc.	2,403	141,705
TransDigm Group, Inc.	459	140,885
United Technologies Corp.	6,949	874,323

		6,114,670
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	1,323	123,978
Expeditors International of Washington, Inc.	1,706	107,990
FedEx Corp.	2,303	552,973
United Parcel Service, Inc., Class B	6,416	671,499

		1,456,440
Airlines — 0.5%
Alaska Air Group, Inc.	1,177	72,927
American Airlines Group, Inc.	3,943	204,878
Delta Air Lines, Inc.	6,140	336,533
Southwest Airlines Co.	5,115	292,987
United Continental Holdings, Inc.(a)	2,214	153,807

		1,061,132
Auto Components — 0.2%
Aptiv plc	2,462	209,196
BorgWarner, Inc.	1,915	96,191
Goodyear Tire & Rubber Co. (The)	2,199	58,449

		363,836
Automobiles — 0.4%
Ford Motor Co.	36,197	401,063
General Motors Co.	11,913	432,918
Harley-Davidson, Inc.(b)	1,612	69,123

		903,104
Banks — 6.3%
Bank of America Corp.	89,674	2,689,323
BB&T Corp.	7,342	382,078
Citigroup, Inc.	24,084	1,625,670
Citizens Financial Group, Inc.	4,548	190,925
Comerica, Inc.	1,580	151,569
Fifth Third Bancorp	6,506	206,565
Huntington Bancshares, Inc.	10,329	155,968
JPMorgan Chase & Co.	32,184	3,539,274
KeyCorp	9,948	194,483
M&T Bank Corp.	1,391	256,445
People’s United Financial, Inc.	3,317	61,895
PNC Financial Services Group, Inc. (The) (e)	4,403	665,910
Regions Financial Corp.	10,398	193,195
SunTrust Banks, Inc.	4,427	301,213
SVB Financial Group(a)	489	117,365
US Bancorp	14,771	745,936
Wells Fargo & Co.	41,146	2,156,462
Zions Bancorp	1,749	92,225

		13,726,501

Security	Shares	Value
Beverages — 1.9%
Brown-Forman Corp., Class B	2,471	$134,422
Coca-Cola Co. (The)	35,884	1,558,442
Constellation Brands, Inc., Class A	1,609	366,723
Dr Pepper Snapple Group, Inc.	1,699	201,128
Molson Coors Brewing Co., Class B	1,763	132,807
Monster Beverage Corp.(a)	3,828	219,000
PepsiCo, Inc.	13,312	1,453,005

		4,065,527
Biotechnology — 2.6%
AbbVie, Inc.	14,919	1,412,083
Alexion Pharmaceuticals, Inc.(a)	2,077	231,503
Amgen, Inc.	6,268	1,068,569
Biogen, Inc.(a)	1,978	541,616
Celgene Corp.(a)	7,049	628,841
Gilead Sciences, Inc.	12,292	926,694
Incyte Corp.(a)	1,664	138,661
Regeneron Pharmaceuticals, Inc.(a)	717	246,906
Vertex Pharmaceuticals, Inc.(a)	2,363	385,122

		5,579,995
Building Products — 0.3%
Allegion plc	910	77,614
AO Smith Corp.	1,405	89,344
Fortune Brands Home & Security, Inc.	1,457	85,803
Johnson Controls International plc	8,610	303,416
Masco Corp.	2,865	115,861

		672,038
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	508	96,307
Ameriprise Financial, Inc.	1,375	203,417
Bank of New York Mellon Corp. (The)	9,454	487,165
BlackRock, Inc.(e)	1,156	626,228
Cboe Global Markets, Inc.	1,070	122,087
Charles Schwab Corp. (The)	11,156	582,566
CME Group, Inc.	3,187	515,465
E*TRADE Financial Corp.(a)	2,486	137,749
Franklin Resources, Inc.	2,979	103,312
Goldman Sachs Group, Inc. (The)	3,309	833,405
Intercontinental Exchange, Inc.	5,476	397,120
Invesco Ltd.	3,721	119,109
Moody’s Corp.	1,546	249,370
Morgan Stanley	13,000	701,480
Nasdaq, Inc.	1,105	95,273
Northern Trust Corp.	1,983	204,507
Raymond James Financial, Inc.	1,217	108,812
S&P Global, Inc.	2,387	456,060
State Street Corp.	3,460	345,066
T. Rowe Price Group, Inc.	2,260	244,012

		6,628,510
Chemicals — 2.0%
Air Products & Chemicals, Inc.	2,023	321,718
Albemarle Corp.	1,057	98,026
CF Industries Holdings, Inc.	2,227	84,025
DowDuPont, Inc.	21,886	1,394,357
Eastman Chemical Co.	1,379	145,595
Ecolab, Inc.	2,413	330,750
FMC Corp.	1,272	97,397
International Flavors & Fragrances, Inc.	717	98,164
LyondellBasell Industries NV, Class A	3,015	318,625
Monsanto Co.	4,176	487,297
Mosaic Co. (The)	3,363	81,654

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock S&P 500 Index V.I. Fund

Security	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	2,356	$262,930
Praxair, Inc.	2,672	385,570
Sherwin-Williams Co. (The)	768	301,148

		4,407,256
Commercial Services & Supplies — 0.3%
Cintas Corp.	823	140,387
Republic Services, Inc.	2,086	138,156
Stericycle, Inc.(a)	799	46,766
Waste Management, Inc.	3,734	314,104

		639,413
Communications Equipment — 1.0%
Cisco Systems, Inc.	45,148	1,936,398
F5 Networks, Inc.(a)	600	86,766
Juniper Networks, Inc.	3,178	77,321
Motorola Solutions, Inc.	1,552	163,425

		2,263,910
Construction & Engineering — 0.1%
Fluor Corp.	1,309	74,901
Jacobs Engineering Group, Inc.	1,154	68,259
Quanta Services, Inc.(a)	1,515	52,040

		195,200
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	598	123,965
Vulcan Materials Co.	1,212	138,374

		262,339
Consumer Finance — 0.7%
American Express Co.	6,755	630,107
Capital One Financial Corp.	4,516	432,723
Discover Financial Services	3,384	243,411
Navient Corp.	2,520	33,062
Synchrony Financial	6,689	224,282

		1,563,585
Containers & Packaging — 0.3%
Avery Dennison Corp.	856	90,950
Ball Corp.	3,353	133,148
International Paper Co.	3,777	201,805
Packaging Corp. of America	909	102,444
Sealed Air Corp.	1,562	66,838
WestRock Co.	2,428	155,805

		750,990
Distributors — 0.1%
Genuine Parts Co.	1,337	120,116
LKQ Corp.(a)	2,961	112,370

		232,486
Diversified Consumer Services — 0.0%
H&R Block, Inc.(b)	2,021	51,354

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(a)	18,053	3,601,212
Leucadia National Corp.	3,004	68,281

		3,669,493
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	57,429	2,047,344
CenturyLink, Inc.	9,202	151,189
Verizon Communications, Inc.	38,733	1,852,212

		4,050,745
Electric Utilities — 1.7%
Alliant Energy Corp.	2,215	90,505
American Electric Power Co., Inc.	4,593	315,034
Duke Energy Corp.	6,539	506,576

Security	Shares	Value
Electric Utilities (continued)
Edison International	3,022	$192,380
Entergy Corp.	1,721	135,580
Eversource Energy(b)	2,916	171,811
Exelon Corp.	8,933	348,476
FirstEnergy Corp.	4,262	144,951
NextEra Energy, Inc.	4,427	723,062
PG&E Corp.	4,859	213,456
Pinnacle West Capital Corp.	1,070	85,386
PPL Corp.	6,524	184,564
Southern Co. (The)	9,365	418,241
Xcel Energy, Inc.	4,691	213,347

		3,743,369
Electrical Equipment — 0.5%
Acuity Brands, Inc.	404	56,233
AMETEK, Inc.	2,129	161,740
Eaton Corp. plc	4,109	328,350
Emerson Electric Co.	6,002	409,936
Rockwell Automation, Inc.	1,189	207,124

		1,163,383
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	2,820	242,887
Corning, Inc.	8,086	225,438
FLIR Systems, Inc.	1,328	66,413
IPG Photonics Corp.(a)(b)	351	81,916
TE Connectivity Ltd.	3,261	325,774

		942,428
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	4,101	113,885
Halliburton Co.	8,116	380,965
Helmerich & Payne, Inc.(b)	1,041	69,289
National Oilwell Varco, Inc.(b)	3,477	127,988
Schlumberger Ltd.	12,937	838,059
TechnipFMC plc	4,167	122,718

		1,652,904
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	917	114,524
American Tower Corp.	4,165	605,341
Apartment Investment & Management Co., Class A	1,496	60,962
AvalonBay Communities, Inc.	1,271	209,029
Boston Properties, Inc.	1,421	175,096
Crown Castle International Corp.	3,933	431,096
Digital Realty Trust, Inc.(b)	1,905	200,749
Duke Realty Corp.	3,418	90,509
Equinix, Inc.	750	313,605
Equity Residential	3,395	209,200
Essex Property Trust, Inc.	603	145,130
Extra Space Storage, Inc.	1,197	104,570
Federal Realty Investment Trust	696	80,812
GGP, Inc.	5,982	122,392
HCP, Inc.	4,501	104,558
Host Hotels & Resorts, Inc.	7,090	132,157
Iron Mountain, Inc.	2,557	84,023
Kimco Realty Corp.	4,078	58,723
Macerich Co. (The)	1,041	58,317
Mid-America Apartment Communities, Inc.	1,090	99,452
Prologis, Inc.	4,940	311,171
Public Storage	1,391	278,742
Realty Income Corp.(b)	2,700	139,671
Regency Centers Corp.	1,418	83,634
SBA Communications Corp.(a)	1,082	184,935
Simon Property Group, Inc.	2,895	446,843
SL Green Realty Corp.	867	83,952

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock S&P 500 Index V.I. Fund

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc.	2,600	$92,612
Ventas, Inc.	3,272	162,062
Vornado Realty Trust	1,566	105,392
Welltower, Inc.	3,413	185,769
Weyerhaeuser Co.	6,997	244,895

		5,719,923
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	4,089	770,490
CVS Health Corp.	9,463	588,693
Kroger Co. (The)	8,258	197,697
Sysco Corp.	4,467	267,841
Walgreens Boots Alliance, Inc.	8,013	524,611
Walmart, Inc.	13,639	1,213,462

		3,562,794
Food Products — 1.1%
Archer-Daniels-Midland Co.	5,176	224,483
Campbell Soup Co.(b)	1,841	79,733
Conagra Brands, Inc.	3,769	139,001
General Mills, Inc.	5,296	238,638
Hershey Co. (The)	1,289	127,559
Hormel Foods Corp.(b)	2,579	88,511
JM Smucker Co. (The)(b)	1,076	133,435
Kellogg Co.	2,275	147,898
Kraft Heinz Co. (The)	5,543	345,273
McCormick & Co., Inc. (Non-Voting)	1,092	116,178
Mondelez International, Inc., Class A	13,949	582,092
Tyson Foods, Inc., Class A	2,762	202,151

		2,424,952
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	16,257	974,119
Align Technology, Inc.(a)	687	172,526
Baxter International, Inc.	4,690	305,038
Becton Dickinson and Co.	2,509	543,700
Boston Scientific Corp.(a)	12,795	349,559
Cooper Cos., Inc. (The)	467	106,854
Danaher Corp.	5,713	559,360
DENTSPLY SIRONA, Inc.	2,183	109,827
Edwards Lifesciences Corp.(a)	1,961	273,599
Hologic, Inc.(a)	2,647	98,892
IDEXX Laboratories, Inc.(a)	832	159,237
Intuitive Surgical, Inc.(a)	1,046	431,820
Medtronic plc	12,643	1,014,221
ResMed, Inc.	1,348	132,738
Stryker Corp.	3,006	483,726
Varian Medical Systems, Inc.(a)	869	106,583
Zimmer Biomet Holdings, Inc.(b)	1,879	204,886

		6,026,685
Health Care Providers & Services — 2.6%
Aetna, Inc.	3,042	514,098
AmerisourceBergen Corp.	1,545	133,194
Anthem, Inc.	2,397	526,621
Cardinal Health, Inc.	2,900	181,772
Centene Corp.(a)	1,646	175,908
Cigna Corp.	2,295	384,963
DaVita, Inc.(a)	1,354	89,283
Envision Healthcare Corp.(a)(b)	1,175	45,155
Express Scripts Holding Co.(a)	5,288	365,295
HCA Healthcare, Inc.	2,608	252,976
Henry Schein, Inc.(a)(b)	1,423	95,640
Humana, Inc.	1,289	346,522
Laboratory Corp. of America Holdings(a)	932	150,751
McKesson Corp.	1,942	273,570

Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	1,296	$129,989
UnitedHealth Group, Inc.	9,072	1,941,408
Universal Health Services, Inc., Class B	840	99,464

		5,706,609
Health Care Technology — 0.1%
Cerner Corp.(a)	2,924	169,592

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	3,790	248,548
Chipotle Mexican Grill, Inc.(a)	238	76,900
Darden Restaurants, Inc.	1,176	100,254
Hilton Worldwide Holdings, Inc.	1,859	146,415
Marriott International, Inc., Class A	2,825	384,144
McDonald’s Corp.	7,458	1,166,282
MGM Resorts International	4,667	163,438
Norwegian Cruise Line Holdings Ltd.(a)	1,929	102,179
Royal Caribbean Cruises Ltd.	1,581	186,147
Starbucks Corp.	13,171	762,469
Wyndham Worldwide Corp.	971	111,112
Wynn Resorts Ltd.	768	140,053
Yum Brands, Inc.(b)	3,126	266,116

		3,854,057
Household Durables — 0.4%
DR Horton, Inc.	3,108	136,255
Garmin Ltd.	1,053	62,053
Leggett & Platt, Inc.(b)	1,262	55,982
Lennar Corp., Class A	2,540	149,708
Mohawk Industries, Inc.(a)	573	133,062
Newell Brands, Inc.	4,490	114,405
PulteGroup, Inc.	2,591	76,409
Whirlpool Corp.	652	99,828

		827,702
Household Products — 1.4%
Church & Dwight Co., Inc.	2,365	119,101
Clorox Co. (The)	1,193	158,800
Colgate-Palmolive Co.	8,219	589,138
Kimberly-Clark Corp.	3,281	361,337
Procter & Gamble Co. (The)	23,746	1,882,583

		3,110,959
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,327	71,938
NRG Energy, Inc.	2,882	87,987

		159,925
Industrial Conglomerates — 1.6%
3M Co.	5,587	1,226,458
General Electric Co.	81,389	1,097,124
Honeywell International, Inc.	7,086	1,023,998
Roper Technologies, Inc.	944	264,971

		3,612,551
Insurance — 2.5%
Aflac, Inc.	7,362	322,161
Allstate Corp. (The)	3,353	317,864
American International Group, Inc.	8,393	456,747
Aon plc	2,330	326,969
Arthur J. Gallagher & Co.	1,727	118,697
Assurant, Inc.	518	47,350
Brighthouse Financial, Inc.(a)	909	46,723
Chubb Ltd.	4,336	593,035
Cincinnati Financial Corp.	1,437	106,712
Everest Re Group Ltd.	393	100,930
Hartford Financial Services Group, Inc. (The)	3,287	169,346
Lincoln National Corp.	2,017	147,362

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock S&P 500 Index V.I. Fund

Security	Shares	Value
Insurance (continued)
Loews Corp.	2,423	$120,496
Marsh & McLennan Cos., Inc.	4,769	393,872
MetLife, Inc.	9,792	449,355
Principal Financial Group, Inc.	2,461	149,899
Progressive Corp. (The)	5,442	331,581
Prudential Financial, Inc.	3,952	409,230
Torchmark Corp.	1,029	86,611
Travelers Cos., Inc. (The)	2,547	353,676
Unum Group	2,150	102,361
Willis Towers Watson plc	1,217	185,215
XL Group Ltd.	2,453	135,553

		5,471,745
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(a)	3,765	5,449,235
Booking Holdings, Inc.(a)	458	952,819
Expedia Group, Inc.	1,174	129,621
Netflix, Inc.(a)	4,064	1,200,303
TripAdvisor, Inc.(a)	1,081	44,202

		7,776,180
Internet Software & Services — 4.6%(a)
Akamai Technologies, Inc.	1,621	115,058
Alphabet, Inc., Class A	2,794	2,897,769
Alphabet, Inc., Class C	2,858	2,948,856
eBay, Inc.	8,817	354,796
Facebook, Inc., Class A	22,463	3,589,363
VeriSign, Inc.(b)	812	96,271

		10,002,113
IT Services — 4.1%
Accenture plc, Class A	5,789	888,611
Alliance Data Systems Corp.	461	98,128
Automatic Data Processing, Inc.	4,146	470,488
Cognizant Technology Solutions Corp., Class A	5,490	441,945
CSRA, Inc.	1,569	64,690
DXC Technology Co.	2,659	267,309
Fidelity National Information Services, Inc.	3,089	297,471
Fiserv, Inc.(a)	3,850	274,543
Gartner, Inc.(a)	867	101,977
Global Payments, Inc.	1,455	162,262
International Business Machines Corp.	8,048	1,234,805
Mastercard, Inc., Class A	8,695	1,523,016
Paychex, Inc.	2,947	181,506
PayPal Holdings, Inc.(a)	10,569	801,870
Total System Services, Inc.	1,600	138,016
Visa, Inc., Class A	16,990	2,032,344
Western Union Co. (The)	4,400	84,612

		9,063,593
Leisure Products — 0.1%
Hasbro, Inc.	1,080	91,044
Mattel, Inc.(a)(b)	3,313	43,566

		134,610
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	2,971	198,760
Illumina, Inc.(a)	1,387	327,915
IQVIA Holdings, Inc.(a)	1,385	135,882
Mettler-Toledo International, Inc.(a)	235	135,132
PerkinElmer, Inc.	1,056	79,960
Thermo Fisher Scientific, Inc.	3,758	775,877
Waters Corp.(a)	725	144,021

		1,797,547
Machinery — 1.6%
Caterpillar, Inc.	5,611	826,949
Cummins, Inc.	1,452	235,355

Security	Shares	Value
Machinery (continued)
Deere & Co.(b)	3,040	$472,173
Dover Corp.	1,430	140,455
Flowserve Corp.	1,246	53,989
Fortive Corp.	2,812	217,986
Illinois Tool Works, Inc.	2,878	450,867
Ingersoll-Rand plc	2,313	197,785
PACCAR, Inc.	3,263	215,913
Parker-Hannifin Corp.(b)	1,234	211,051
Pentair plc	1,592	108,463
Snap-on, Inc.	546	80,557
Stanley Black & Decker, Inc.	1,426	218,463
Xylem, Inc.(b)	1,720	132,302

		3,562,308
Media — 2.5%
CBS Corp. (Non-Voting), Class B	3,217	165,322
Charter Communications, Inc., Class A(a)	1,745	543,079
Comcast Corp., Class A	43,468	1,485,302
Discovery Communications, Inc., Class A(a)	1,376	29,488
Discovery Communications, Inc., Class C(a)	2,980	58,169
DISH Network Corp., Class A(a)	2,184	82,752
Interpublic Group of Cos., Inc. (The)(b)	3,723	85,741
News Corp., Class A	3,669	57,970
News Corp., Class B	1,142	18,386
Omnicom Group, Inc.(b)	2,117	153,842
Time Warner, Inc.	7,259	686,556
Twenty-First Century Fox, Inc., Class A	10,098	370,496
Twenty-First Century Fox, Inc., Class B	3,861	140,424
Viacom, Inc., Class B	3,227	100,231
Walt Disney Co. (The)	14,119	1,418,112

		5,395,870
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(a)	12,501	219,642
Newmont Mining Corp.	4,953	193,514
Nucor Corp.(b)	2,940	179,605

		592,761
Multiline Retail — 0.5%
Dollar General Corp.	2,420	226,391
Dollar Tree, Inc.(a)	2,204	209,160
Kohl’s Corp.(b)	1,585	103,833
Macy’s, Inc.(b)	2,918	86,781
Nordstrom, Inc.(b)	1,117	54,074
Target Corp.	5,058	351,177

		1,031,416
Multi-Utilities — 0.9%
Ameren Corp.	2,316	131,155
CenterPoint Energy, Inc.	4,147	113,628
CMS Energy Corp.	2,710	122,736
Consolidated Edison, Inc.	2,888	225,091
Dominion Energy, Inc.	6,166	415,773
DTE Energy Co.	1,642	171,425
NiSource, Inc.	3,209	76,727
Public Service Enterprise Group, Inc.	4,718	237,032
SCANA Corp.	1,364	51,218
Sempra Energy	2,405	267,484
WEC Energy Group, Inc.	2,885	180,890

		1,993,159
Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	5,159	311,655
Andeavor	1,319	132,639
Apache Corp.	3,500	134,680
Cabot Oil & Gas Corp.	4,431	106,255
Chevron Corp.	17,913	2,042,799

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock S&P 500 Index V.I. Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	909	$84,991
Concho Resources, Inc.(a)	1,376	206,854
ConocoPhillips	11,062	655,866
Devon Energy Corp.	4,977	158,219
EOG Resources, Inc.	5,405	568,984
EQT Corp.	2,312	109,843
Exxon Mobil Corp.	39,662	2,959,182
Hess Corp.	2,474	125,234
Kinder Morgan, Inc.	17,734	267,074
Marathon Oil Corp.	7,810	125,975
Marathon Petroleum Corp.	4,461	326,144
Newfield Exploration Co.(a)	1,908	46,593
Noble Energy, Inc.	4,662	141,259
Occidental Petroleum Corp.	7,145	464,139
ONEOK, Inc.	3,838	218,459
Phillips 66	3,955	379,364
Pioneer Natural Resources Co.	1,582	271,756
Range Resources Corp.(b)	2,163	31,450
Valero Energy Corp.	4,115	381,749
Williams Cos., Inc. (The)	7,621	189,458

		10,440,621
Personal Products — 0.2%
Coty, Inc., Class A	4,524	82,789
Estee Lauder Cos., Inc. (The), Class A	2,085	312,166

		394,955
Pharmaceuticals — 4.4%
Allergan plc	3,099	521,531
Bristol-Myers Squibb Co.	15,296	967,472
Eli Lilly & Co.	9,055	700,585
Johnson & Johnson	25,143	3,222,076
Merck & Co., Inc.	25,288	1,377,437
Mylan NV(a)	4,819	198,398
Nektar Therapeutics(a)	1,508	160,240
Perrigo Co. plc	1,255	104,592
Pfizer, Inc.	55,818	1,980,981
Zoetis, Inc.	4,543	379,386

		9,612,698
Professional Services — 0.3%
Equifax, Inc.	1,144	134,775
IHS Markit Ltd.(a)	3,323	160,301
Nielsen Holdings plc	3,183	101,188
Robert Half International, Inc.	1,201	69,526
Verisk Analytics, Inc.(a)	1,424	148,096

		613,886
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	2,865	135,285

Road & Rail — 0.9%
CSX Corp.	8,346	464,956
JB Hunt Transport Services, Inc.	820	96,063
Kansas City Southern	997	109,520
Norfolk Southern Corp.	2,659	361,039
Union Pacific Corp.	7,357	989,002

		2,020,580
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.(a)(b)	7,722	77,606
Analog Devices, Inc.	3,438	313,305
Applied Materials, Inc.	9,891	550,039
Broadcom Ltd.	3,860	909,609
Intel Corp.	43,900	2,286,312
KLA-Tencor Corp.	1,444	157,410
Lam Research Corp.	1,514	307,584
Microchip Technology, Inc.(b)	2,173	198,525
Micron Technology, Inc.(a)	10,783	562,226

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	5,668	$1,312,652
Qorvo, Inc.(a)(b)	1,167	82,215
QUALCOMM, Inc.	13,898	770,088
Skyworks Solutions, Inc.	1,685	168,938
Texas Instruments, Inc.	9,241	960,048
Xilinx, Inc.	2,433	175,760

		8,832,317
Software — 5.6%
Activision Blizzard, Inc.	7,063	476,470
Adobe Systems, Inc.(a)	4,609	995,913
ANSYS, Inc.(a)	813	127,389
Autodesk, Inc.(a)	2,072	260,202
CA, Inc.	3,001	101,734
Cadence Design Systems, Inc.(a)	2,705	99,463
Citrix Systems, Inc.(a)	1,207	112,010
Electronic Arts, Inc.(a)	2,871	348,080
Intuit, Inc.	2,263	392,291
Microsoft Corp.	72,173	6,587,230
Oracle Corp.	28,350	1,297,012
Red Hat, Inc.(a)	1,636	244,598
salesforce.com, Inc.(a)	6,398	744,087
Symantec Corp.	5,685	146,957
Synopsys, Inc.(a)	1,369	113,955
Take-Two Interactive Software, Inc.(a)	1,074	105,016

		12,152,407
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	700	82,985
AutoZone, Inc.(a)	254	164,767
Best Buy Co., Inc.	2,332	163,217
CarMax, Inc.(a)	1,661	102,882
Foot Locker, Inc.	1,076	49,001
Gap, Inc. (The)	2,086	65,083
Home Depot, Inc. (The)	10,922	1,946,737
L Brands, Inc.	2,366	90,405
Lowe’s Cos., Inc.	7,773	682,081
O’Reilly Automotive, Inc.(a)	787	194,688
Ross Stores, Inc.(b)	3,593	280,182
Tiffany & Co.	978	95,512
TJX Cos., Inc. (The)(b)	5,910	482,020
Tractor Supply Co.	1,203	75,813
Ulta Beauty, Inc.(a)	533	108,876

		4,584,249
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	47,564	7,980,288
Hewlett Packard Enterprise Co.	14,802	259,627
HP, Inc.	15,335	336,143
NetApp, Inc.	2,474	152,621
Seagate Technology plc(b)	2,666	156,014
Western Digital Corp.	2,805	258,818
Xerox Corp.	2,045	58,855

		9,202,366
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.	3,493	64,341
Michael Kors Holdings Ltd.(a)	1,462	90,761
NIKE, Inc., Class B	12,171	808,641
PVH Corp.	745	112,816
Ralph Lauren Corp.(b)	531	59,366
Tapestry, Inc.	2,713	142,731
Under Armour, Inc., Class A(a)	1,793	29,315
Under Armour, Inc., Class C(a)	1,805	25,902
VF Corp.	3,026	224,287

		1,558,160

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock S&P 500 Index V.I. Fund

Security	Shares	Value
Tobacco — 1.2%
Altria Group, Inc.	17,857	$1,112,848
Philip Morris International, Inc.	14,517	1,442,990

		2,555,838
Trading Companies & Distributors — 0.2%
Fastenal Co.(b)	2,741	149,631
United Rentals, Inc.(a)	776	134,038
WW Grainger, Inc.(b)	477	134,643

		418,312
Water Utilities — 0.1%
American Water Works Co., Inc.	1,708	140,278

Total Common Stocks — 96.6% (Cost: $66,079,125)		210,819,611

Total Long-Term Investments — 96.6% (Cost: $66,079,125)		210,819,611

Short-Term Securities — 4.4%(c)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%(e)	6,913,479	$6,913,479

Security	Shares	Value
Short-Term Securities (continued)
JPMorgan US Treasury Plus Money Market Fund, Agency Class,
1.49%	158,082	$158,082
SL Liquidity Series, LLC, Money Market Series,
1.87%(d)(e)	2,661,633	2,661,368

Total Short-Term Securities — 4.4% (Cost: $9,733,049)		9,732,929

Total Investments — 101.0% (Cost: $75,812,174)		220,552,540

Liabilities in Excess of Other Assets — (1.0)%		(2,253,711)

Net Assets — 100.0%		$218,298,829

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.

(e)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/17	Shares Purchased		Shares Sold		Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,592,667	4,320,812	(b)	—		6,913,479	$6,913,479	$18,546		$—	$—
SL Liquidity Series, LLC, Money Market Series	3,040,710	—		(379,077	)(c)	2,661,633	2,661,368	2,331	(d)	1,054	(120)
BlackRock, Inc.	1,183	—		(27)		1,156	626,228	3,329		8,830	23,975
PNC Financial Services Group, Inc. (The)	4,559	—		(156)		4,403	665,910	3,337		17,154	14,254

							$10,866,985	$27,543		$27,038	$38,109

(a)	Includes net capital gains distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	57	06/15/18	$7,533	$(316,961)

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock S&P 500 Index V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks(a)	$210,819,611	$—	$—	$210,819,611
Short-Term Securities	7,071,561	—	—	7,071,561

Subtotal	$217,891,172	$—	$—	$217,891,172

Investments valued at NAV(b)				$2,661,368

Total Investments				$220,552,540

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(316,961)	$—	$—	$(316,961)

(a)	See above Schedule of Investments for values in each Industry.
(b)	As of March 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

7

Schedule of Investments (unaudited) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 13.2%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, 2.21%, 04/25/36(a)	USD	190	$100,101
ACE Securities Corp. Home Equity Loan Trust(a):
Series 2003-OP1, Class A2, 2.59%, 12/25/33		122	118,103
Series 2007-HE4, Class A2A, 2.00%, 05/25/37		104	33,260
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, 2.82%, 07/15/26(a)(b)		250	250,657
Ajax Mortgage Loan Trust(b):
Series 2016-B, Class A, 4.00%, 09/25/65(c)		91	91,513
Series 2016-C, Class A, 4.00%, 10/25/57(c)		82	81,778
Series 2017-A, Class A, 3.47%, 04/25/57(c)		333	330,654
Series 2017-D, Class A, 3.75%, 12/25/57(d)		421	422,833
Allegro CLO II Ltd., Series 2014-1A, Class A1R, 3.05%, 01/21/27(a)(b)		500	500,913
Allegro CLO V Ltd., Series 2017-1A, Class A, 2.61%, 10/16/30(a)(b)		250	251,215
ALM V Ltd.(a)(b):
Series 2012-5A, Class A1R3, 2.64%, 10/18/27		290	290,172
Series 2012-5A, Class A2R3, 2.98%, 10/18/27		250	250,131
Series 2012-5A, Class BR3, 3.38%, 10/18/27		250	250,156
ALM XII Ltd., Series 2015-12A, Class A1R, 2.77%, 04/16/27(a)(b)		250	250,188
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 3.51%, 05/26/28(a)(b)		170	170,204
AMMC CLO 19 Ltd., Series 2016-19A, Class C, 4.52%, 10/15/28(a)(b)		100	100,822
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, 3.33%, 04/13/31(a)(b)		310	309,683
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class A, 2.81%, 01/28/31		250	250,470
Series 2014-4RA, Class C, 3.61%, 01/28/31		250	250,171
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, 3.17%, 01/15/30		500	500,625
Series 2014-5RA, Class C, 3.57%, 01/15/30		250	250,585
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, 2.99%, 07/15/30(a)(b)		250	251,338
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, 2.68%, 10/15/27(a)(b)		750	750,316
Apidos CLO XII, Series 2013-12A, Class AR, 3.12%, 04/15/31(a)(b)		500	501,527
Apidos CLO XV(a)(b):
Series 2013-15A, Class A1R, 2.84%, 10/20/25		402	402,232
Series 2013-15A, Class A1RR, 1.00%, 04/20/31		500	499,720
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, 3.53%, 09/15/25(a)(b)		250	252,799
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, 2.77%, 12/15/27(a)(b)		130	129,613
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b):
Series 2016-FL1A, Class A, 3.48%, 09/15/26		130	132,166
Series 2017-FL2, Class A, 2.77%, 08/15/27		250	249,905
Ares XXVIII CLO Ltd., Series 2013-3A, Class B1R, 3.23%, 10/17/24(a)(b)		250	250,055
Ares XXXIII CLO Ltd., Series 2015-1A, Class B2R, 4.82%, 12/05/25(a)(b)		250	252,471
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, 2.89%, 10/15/30(a)(b)		250	251,256
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 2.11%, 05/25/35(a)(d)		60	44,431
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1LR, 2.82%, 02/17/26(a)(b)		250	250,101
Avery Point V CLO Ltd., Series 2014-5A, Class AR, 2.71%, 07/17/26(a)(b)		250	249,996

Security		Par (000)		Value
Asset-Backed Securities (continued)
B2R Mortgage Trust(b):
Series 2015-1, Class A1, 2.52%, 05/15/48	USD	68		$67,170
Series 2015-2, Class A, 3.34%, 11/15/48		87		87,440
Babson CLO Ltd.(a)(b):
Series 2015-2A, Class AR, 2.93%, 10/20/30		260		261,406
Series 2015-IA, Class AR, 2.72%, 01/20/31(d)		250		249,975
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(a)		300		213,421
Battalion CLO IV Ltd., Series 2013-4A, Class A1R, 2.88%, 10/22/25(a)(b)		194		194,511
Bayview Financial Revolving Asset Trust(a)(b):
Series 2004-B, Class A1, 2.38%, 05/28/39		150		138,939
Series 2005-A, Class A1, 2.88%, 02/28/40		212		201,554
Series 2005-E, Class A1, 2.88%, 12/28/40		93		86,012
BCMSC Trust(a):
Series 2000-A, Class A2, 7.57%, 06/15/30		40		15,698
Series 2000-A, Class A3, 7.83%, 06/15/30		37		15,067
Series 2000-A, Class A4, 8.29%, 06/15/30		63		27,406
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2007-FS1, Class 1A3, 2.04%, 05/25/35		84		86,712
Series 2007-HE2, Class 23A, 2.01%, 03/25/37		59		57,975
Series 2007-HE3, Class 1A4, 2.22%, 04/25/37		204		160,956
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 3.07%, 01/25/36(a)		10		10,015
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, 2.97%, 10/18/29(a)(b)		250		251,178
BlueMountain CLO Ltd.(a)(b):
Series 2013-2A, Class A1R, 2.92%, 10/22/30		500		502,627
Series 2013-3A, Class AR, 2.65%, 10/29/25		214		213,877
Series 2013-4A, Class AR, 2.73%, 04/15/25		250		250,163
BSPRT Issuer Ltd.(a)(b):
Series 2017-FL1, Class A, 3.13%, 06/15/27		130		130,564
Series 2018-FL3, Class A, 2.95%, 03/15/28		160		160,000
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 2.37%, 12/15/20(a)(b)		63		63,090
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-4A, Class AR, 3.19%, 01/20/29		300		301,541
Series 2014-1A, Class CR, 4.48%, 04/17/25		250		250,310
Carrington Mortgage Loan Trust(a):
Series 2005-FRE1, Class M1, 2.34%, 12/25/35		160		159,198
Series 2006-FRE2, Class A2, 1.99%, 10/25/36		78		57,295
Series 2006-FRE2, Class A3, 2.03%, 10/25/36		157		114,918
Series 2006-FRE2, Class A5, 1.95%, 10/25/36		26		19,208
Series 2006-NC2, Class A3, 2.02%, 06/25/36		275		272,115
Series 2006-NC4, Class A3, 2.03%, 10/25/36		99		90,200
Series 2006-NC5, Class A5, 1.93%, 01/25/37		—	(e)	—
Series 2007-HE1, Class A2, 2.02%, 06/25/37		334		330,467
Series 2007-RFC1, Class A4, 2.09%, 10/25/36		100		69,711
CBAM Ltd., Series 2017-1A, Class A1, 2.99%, 07/20/30(a)(b)		250		252,674
C-BASS Trust:
Series 2006-CB7, Class A4, 2.03%, 10/25/36(a)		66		47,551
Series 2006-CB9, Class A2, 1.98%, 11/25/36(a)		36		22,795
Series 2006-CB9, Class A4, 2.10%, 11/25/36(a)		16		10,543
Series 2007-CB1, Class AF2, 3.66%, 01/25/37(c)		181		87,982
Series 2007-CB1, Class AF4, 3.66%, 01/25/37(c)		75		36,496
Series 2007-CB5, Class A2, 2.04%, 04/25/37(a)		62		46,681
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 0.00%, 04/20/31(a)(b)		250		250,000
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, 2.98%, 10/17/30(a)(b)		510		513,792
CIFC Funding Ltd.(a):
Series 2013-2A, Class A1LR, 2.94%, 10/18/30(b)		230		231,077

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Series 2014-2A, Class A1LR, 3.14%, 05/24/26(b)	USD	500	$500,463
Series 2014-3A, Class C1R, 3.64%, 07/22/26(b)		250	250,137
Series 2014-4A, Class A1R, 3.11%, 10/17/26(b)		250	250,082
Series 2014-V, 3.13%, 01/17/27		890	890,323
Series 2015-2A, Class AR, 2.50%, 04/15/27(b)		250	249,931
Series 2018-1A, Class A, 3.16%, 04/18/31(b)		260	259,889
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.22%, 06/25/37(c)		100	95,933
Citigroup Mortgage Loan Trust(a):
Series 2006-NC1, Class A2D, 2.12%, 08/25/36		100	96,553
Series 2007-AHL2, Class A3B, 2.07%, 05/25/37		269	195,994
Series 2007-AHL2, Class A3C, 2.14%, 05/25/37		122	89,763
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, 2.19%, 11/25/36(a)		100	84,819
Colony American Homes, Series 2015-1A, Class A, 2.92%, 07/17/32(a)(b)		94	94,726
Conseco Finance Corp.(a):
Series 1997-3, Class M1, 7.53%, 03/15/28		64	63,029
Series 1997-6, Class M1, 7.21%, 01/15/29		41	41,018
Series 1998-8, Class M1, 6.98%, 09/01/30		115	96,498
Series 1999-5, Class A5, 7.86%, 03/01/30		49	37,519
Series 1999-5, Class A6, 7.50%, 03/01/30		35	26,095
Series 2001-D, Class B1, 4.28%, 11/15/32		74	73,794
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(a)		57	30,446
Series 2000-4, Class A6, 8.31%, 05/01/32(a)		153	79,640
Series 2000-5, Class A7, 8.20%, 05/01/31		151	100,233
Countrywide Asset-Backed Certificates(a):
Series 2003-BC3, Class A2, 2.49%, 09/25/33		122	119,206
Series 2006-S10, Class A3, 2.19%, 10/25/36		49	46,475
Series 2006-SPS1, Class A, 2.09%, 12/25/25		3	2,936
Series 2007-S3, Class A3, 2.25%, 05/25/37		86	78,334
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.46%, 12/25/36(c)		16	13,702
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(c)		100	101,072
Series 2006-SL1, Class A2, 5.56%, 09/25/36(b)(c)		90	17,079
Series 2007-CB6, Class A4, 2.21%, 07/25/37(a)(b)		63	42,169
Series 2007-RP1, Class A, 2.18%, 05/25/46(a)(b)		47	41,296
CSMC Trust, Series 2017-1, 4.50%, 03/25/21(a)		605	605,846
CWABS Asset-Backed Certificates Trust(a):
Series 2005-16, Class 1AF, 5.00%, 05/25/36		163	160,235
Series 2005-16, Class 2AF3, 4.58%, 05/25/36		36	35,053
Series 2006-11, Class 3AV2, 2.03%, 09/25/46		11	10,465
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, 2.05%, 03/15/34(a)		33	29,645
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class A, 2.77%, 10/25/34(a)		127	127,928
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35		7	8,619
Series 2006-S5, Class A5, 6.16%, 06/25/35		15	16,538
Series 2007-S1, Class A3, 5.81%, 11/25/36(a)		28	28,017
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, 2.08%, 12/15/33(d)		26	23,850
Series 2006-RES, Class 5B1B, 1.97%, 05/15/35(d)		16	14,157
Series 2006-RES, Class 5F1A, 2.02%, 12/15/35		185	170,790
CWHEQ Revolving Home Equity Loan Trust(a):
Series 2005-B, Class 2A, 1.96%, 05/15/35		28	25,872
Series 2006-H, Class 1A, 1.93%, 11/15/36		89	72,543
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)		215	216,055
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, 2.27%, 04/15/31(a)(b)		250	249,997

Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 53 CLO Ltd., Series 2017-53A, Class A, 2.82%, 01/15/31(a)(b)	USD	800	$803,579
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, 2.62%, 10/15/27(a)(b)		250	250,137
First Franklin Mortgage Loan Trust(a):
Series 2004-FFH3, Class M3, 2.92%, 10/25/34		33	28,880
Series 2006-FF5, Class 2A3, 2.03%, 04/25/36		35	33,269
Series 2006-FF16, Class 2A3, 2.01%, 12/25/36		814	498,813
Series 2006-FF17, Class A5, 2.02%, 12/25/36		692	570,737
Series 2006-FFH1, Class M2, 2.27%, 01/25/36		117	71,025
Flatiron CLO Ltd., Series 2015-1A, Class AR, 2.61%, 04/15/27(a)(b)		250	250,323
Fremont Home Loan Trust, Series 2006-3, Class 1A1, 2.01%, 02/25/37(a)		276	219,681
GE-WMC Asset-Backed Pass-Through Certificates(a):
Series 2005-2, Class A2C, 2.12%, 12/25/35		27	27,275
Series 2005-2, Class M1, 2.31%, 12/25/35		181	107,826
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, 2.02%, 08/25/36(a)		712	457,864
GMACM Home Equity Loan Trust, Series 2006-HE4, Class A2, 2.05%, 12/25/36(a)		86	83,220
GSAA Home Equity Trust(a):
Series 2007-2, Class AF3, 5.92%, 03/25/37		30	12,291
Series 2007-4, Class A3B, 2.22%, 03/25/37		120	15,969
GSAMP Trust(a):
Series 2006-FM2, Class A2B, 1.99%, 09/25/36		84	40,278
Series 2007-H1, Class A1B, 2.07%, 01/25/47		31	20,802
Series 2007-HS1, Class M6, 4.12%, 02/25/47		40	41,096
GT Loan Financing I Ltd., Series 2013-1A, Class A, 3.03%, 10/28/24(a)(b)		124	123,762
Highbridge Loan Management Ltd., Series 6A-2015, Class A1R, 2.84%, 02/05/31(a)(b)		250	250,593
Home Equity Asset Trust, Series 2007-1, Class 2A3, 2.02%, 05/25/37(a)		90	74,209
Home Equity Mortgage Loan Asset-Backed Trust(a):
Series 2004-A, Class M2, 3.90%, 07/25/34		30	30,065
Series 2007-B, Class 2A3, 2.07%, 07/25/37		127	84,064
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)(d)		78	27,027
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 2.50%, 04/15/36(a)		30	27,990
Invitation Homes Trust(a)(b):
Series 2015-SFR3, Class A, 3.05%, 08/17/32		94	94,315
Series 2015-SFR3, Class E, 5.50%, 08/17/32		100	100,309
Series 2018-SFR1, Class E, 3.81%, 03/17/37		100	101,281
Series 2018-SFR1, Class F, 4.31%, 03/17/37		100	101,192
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.03%, 09/25/37(b)(c)		86	83,345
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, 2.14%, 05/25/36(a)		100	94,652
Series 2006-WF1, Class A3A, 5.83%, 07/25/36(c)		278	141,814
Series 2006-WF1, Class A5, 6.41%, 07/25/36(c)		61	31,130
Series 2006-WF1, Class A6, 6.00%, 07/25/36(c)		56	28,376
LCM 26 Ltd., Series 26A, Class A1, 3.00%, 01/20/31(a)(b)		280	281,483
LCM XVIII LP, Series 18A, Class B1, 4.04%, 04/20/27(a)(b)		250	250,276
LCM XXIV Ltd., Series 24A, Class A, 3.05%, 03/20/30(a)(b)		250	251,007
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(a)		90	95,486
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 01/22/24(b)		510	507,305
Litigation Fee Residual Funding LLC, Series 2015-1, 4.00%, 10/30/27(d)		100	99,223

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust(a):
Series 2006-2, Class 2A3, 2.06%, 03/25/46	USD	757	$358,666
Series 2006-2, Class 2A4, 2.16%, 03/25/46		229	110,311
Series 2006-3, Class 2A3, 2.05%, 05/25/46		362	157,931
Series 2006-4, Class 2A3, 2.03%, 05/25/36		394	183,937
Series 2006-4, Class 2A4, 2.13%, 05/25/36		438	208,361
Series 2006-9, Class 2A2, 1.98%, 10/25/36		57	25,091
Series 2006-9, Class 2A3, 2.03%, 10/25/36		348	154,606
Series 2006-9, Class 2A4, 2.10%, 10/25/36		129	57,768
Series 2006-10, Class 2A3, 2.03%, 11/25/36		90	41,404
Series 2006-10, Class 2A4, 2.09%, 11/25/36		67	31,343
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 5.12%, 03/25/32(a)		40	40,973
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2R, 2.86%, 07/20/26(a)(b)		830	830,748
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, 2.93%, 10/21/30(a)(b)		510	512,770
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 2.96%, 07/29/30(a)(b)		520	522,971
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 2.79%, 12/18/30(a)(b)		250	251,221
MASTR Asset-Backed Securities Trust, Series 2006-HE2, Class A3, 2.02%, 06/25/36(a)		222	128,662
MASTR Specialized Loan Trust, Series 2006-3, Class A, 2.13%, 06/25/46(a)(b)		20	19,184
Merrill Lynch Mortgage Investors Trust(a):
Series 2006-OPT1, Class M1, 2.13%, 08/25/37		45	9,325
Series 2006-RM3, Class A2B, 1.96%, 06/25/37		28	9,216
Morgan Stanley ABS Capital I, Inc. Trust(a):
Series 2005-HE1, Class A2MZ, 2.47%, 12/25/34		155	151,601
Series 2005-HE5, Class M4, 2.74%, 09/25/35		149	67,333
Series 2007-NC1, Class A1, 2.00%, 11/25/36		495	315,791
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 1.98%, 11/25/36(a)		35	17,759
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.92%, 01/20/24(a)(b)		250	250,362
MP CLO III Ltd., Series 2013-1A, Class AR, 2.99%, 10/20/30(a)(b)		250	251,198
Navient Private Education Loan Trust(a)(b):
Series 2014-AA, Class A2B, 3.03%, 02/15/29		482	485,852
Series 2014-CTA, Class B, 3.53%, 10/17/44		200	203,105
Series 2016-AA, Class B, 3.50%, 12/16/58		100	98,285
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, 2.56%, 10/18/30(a)(b)		250	250,940
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 3.31%, 04/22/31(a)(b)(d)		380	380,000
Oakwood Mortgage Investors, Inc.(a):
Series 2001-D, Class A2, 5.26%, 01/15/19		25	19,471
Series 2001-D, Class A4, 6.93%, 09/15/31		14	12,595
Series 2002-B, Class M1, 7.62%, 06/15/32		81	67,181
OCP CLO Ltd.(a)(b):
Series 2014-5A, Class A1R, 2.83%, 04/26/31		100	100,363
Series 2017-13A, Class A1A, 2.98%, 07/15/30		300	303,261
Series 2017-14A, Class B, 3.49%, 11/20/30		250	249,892
Octagon Investment Partners 24 Ltd.(a)(b):
Series 2015-1A, Class A1R, 2.79%, 05/21/27		470	470,216
Series 2015-1A, Class A2AR, 3.24%, 05/21/27		310	310,502
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, 2.82%, 04/15/26(a)(b)		457	457,139
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 2.85%, 07/17/25(a)(b)		347	346,700
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, 2.98%, 01/25/31(a)(b)		250	250,223

Security		Par (000)	Value
Asset-Backed Securities (continued)
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21	USD	52	$50,515
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, 2.86%, 03/20/25(a)(b)		201	200,673
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.73%, 08/23/24(a)(b)		185	185,215
OneMain Financial Issuance Trust(b):
Series 2014-2A, Class B, 3.02%, 09/18/24		38	37,553
Series 2014-2A, Class D, 5.31%, 09/18/24		200	200,775
Series 2016-2A, Class A, 4.10%, 03/20/28		190	191,625
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 2.51%, 07/25/33(a)		197	195,051
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, 2.08%, 03/25/37(a)		90	62,869
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		317	298,859
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(c)		494	487,249
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, 2.98%, 10/15/37(a)(b)(d)		104	98,700
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(c)		70	64,795
OZLM Funding II Ltd., Series 2012-2A, Class A1R, 3.21%, 10/30/27(a)(b)		1,043	1,043,170
OZLM Funding III Ltd., Series 2013-3A, Class BR, 4.74%, 01/22/29(a)(b)		320	323,885
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, 2.99%, 10/22/30(a)(b)		390	392,007
OZLM IX Ltd., Series 2014-9A, Class CR, 5.29%, 01/20/27(a)(b)		250	250,516
Palmer Square CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, 2.86%, 01/17/31		250	251,487
Series 2018-1A, Class A1, 3.21%, 04/18/31(d)		250	250,125
Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, 2.46%, 10/15/25(a)(b)		377	376,594
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2017-1A, Class A1, 2.63%, 11/14/29		280	281,016
Series 2017-1A, Class A2, 3.11%, 11/14/29		300	301,148
Progress Residential Trust(b):
Series 2016-SFR1, Class A, 3.31%, 09/17/33(a)		198	199,280
Series 2016-SFR1, Class E, 5.66%, 09/17/33(a)		100	101,435
Series 2016-SFR2, Class E, 5.36%, 01/17/34(a)		100	102,425
Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	98,389
Series 2018-SFR1, Class E, 4.38%, 03/17/35		100	100,308
Series 2018-SFR1, Class F, 4.78%, 03/17/35		100	100,353
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(b)(c)		99	98,958
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 2.93%, 10/15/30(a)(b)		500	502,823
Race Point X CLO Ltd., Series 2016-10A, Class A, 3.35%, 07/25/28(a)(b)		250	250,680
RAMP Trust(a):
Series 2006-RS6, Class A4, 2.14%, 11/25/36		239	199,968
Series 2007-RS1, Class A3, 2.04%, 02/25/37		180	99,148
RCO Mortgage LLC, Series 2015-NQM1, Class A, 5.37%, 11/25/45(a)(b)		3	3,272
Rockford Tower CLO Ltd.(a)(b):
Series 2017-1A, Class A, 3.09%, 04/15/29		250	251,348
Series 2017-1A, Class B, 3.52%, 04/15/29		250	251,186
Series 2017-2A, Class B, 3.47%, 10/15/29		250	251,774
Series 2017-2A, Class C, 4.02%, 10/15/29		250	251,969
Series 2017-3A, Class A, 2.86%, 10/20/30		250	250,326
Romark WM-R Ltd., Series 2018-1A, Class A1, 1.36%, 04/20/31(a)(b)		250	250,000

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
RR 3 Ltd., Series 2018-3A, Class A1R2, 2.80%, 01/15/30(a)(b)	USD	1,250	$1,254,715
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, 2.06%, 11/25/36(a)(b)		108	66,982
Securitized Asset-Backed Receivables LLC Trust(a):
Series 2006-WM4, Class A2A, 1.95%, 11/25/36		50	21,418
Series 2006-WM4, Class A2C, 2.03%, 11/25/36		151	64,929
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3D, 2.08%, 10/25/36(a)		100	69,695
Silver Creek CLO Ltd., Series 2014-1A, Class AR, 2.98%, 07/20/30(a)(b)		250	251,203
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 2.45%, 03/15/24(a)		349	348,144
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40(b)		100	99,661
Sound Point CLO XI Ltd., Series 2016-1A, Class A, 3.39%, 07/20/28(a)(b)		250	251,037
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 3.40%, 10/20/28(a)(b)		250	251,279
Sound Point CLO XIV Ltd., Series 2016-3A, Class A, 3.27%, 01/23/29(a)(b)		260	261,497
Sound Point CLO XV Ltd., Series 2017-1A, Class A, 3.13%, 01/23/29(a)(b)		250	251,490
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 2.67%, 01/25/35(a)		3	3,159
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29(b)		304	303,492
Stanwich Mortgage Loan Co.(b)(c)(d):
Series 2016-NPL2, Class NOTE, 3.72%, 08/16/46		244	243,802
Series 2017-NPB1, Class A1, 3.60%, 05/17/22		533	533,187
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 2.17%, 01/25/35(a)		132	128,881
Symphony CLO XII Ltd., Series 2013-12A, Class AR, 2.75%, 10/15/25(a)(b)		253	253,503
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, 2.83%, 11/17/30(a)(b)		250	251,151
TICP CLO III Ltd., Series 2014-3A, Class AR, 2.92%, 01/20/27(a)(b)		250	250,158
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		102	100,344
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 3.12%, 05/25/47(a)(b)		130	130,666
Venture XIX CLO Ltd.(a)(b):
Series 2014-18A, Class AR, 2.94%, 10/15/29		315	316,391
Series 2014-19A, Class AR, 3.09%, 01/15/27		250	249,870
Vibrant CLO III Ltd., Series 2015-3A, Class A1R, 3.22%, 04/20/26(a)(b)		250	250,278
Voya CLO Ltd.(a)(b):
Series 2013-2A, Class A1R, 3.27%, 04/25/31		250	250,000
Series 2014-3A, Class A1R, 2.47%, 07/25/26		250	249,946
Series 2017-4A, Class A1, 2.51%, 10/15/30		250	251,438
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 2.00%, 07/25/37(a)(b)		105	97,194
WaMu Asset-Backed Certificates Trust(a):
Series 2007-HE2, Class 2A3, 2.12%, 04/25/37		573	316,104
Series 2007-HE2, Class 2A4, 2.23%, 04/25/37		36	19,973
Washington Mutual Asset-Backed Certificates Trust(a):
Series 2006-HE4, Class 2A2, 2.05%, 09/25/36		169	84,835
Series 2006-HE5, Class 1A, 2.03%, 10/25/36		193	160,009
Series 2007-HE2, Class 2A2, 2.09%, 02/25/37		216	94,288
Wellfleet CLO Ltd., Series 2017-1A, Class A1, 3.06%, 04/20/29(a)(b)		250	251,248

Security		Par (000)	Value
Asset-Backed Securities (continued)
WVUE, Series 2015-1A, Class A, 7.50%, 09/25/20(b)(c)	USD	18	$18,102
Yale Mortgage Loan Trust, Series 2007-1, Class A, 2.27%, 06/25/37(a)(b)		100	44,227
York CLO-2 Ltd., Series 2015-1A, Class AR, 2.61%, 01/22/31(a)(b)		250	251,255

Total Asset-Backed Securities — 13.2% (Cost: $54,254,440)			54,326,480

Corporate Bonds — 28.2%

Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20		39	38,631
4.75%, 10/07/44		8	8,603
Harris Corp., 2.70%, 04/27/20		28	27,754
Lockheed Martin Corp.:
3.55%, 01/15/26		44	43,633
3.60%, 03/01/35		139	132,815
4.50%, 05/15/36		18	19,097
4.07%, 12/15/42		94	92,797
4.09%, 09/15/52		56	54,307
Northrop Grumman Corp.:
2.93%, 01/15/25		360	345,179
3.25%, 01/15/28		519	495,403
3.85%, 04/15/45		100	93,345
United Technologies Corp.:
1.78%, 05/04/18		284	283,757
4.15%, 05/15/45		98	94,861
4.05%, 05/04/47		240	227,984

			1,958,166
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 01/15/34		185	199,613
3.90%, 02/01/35		94	90,891

			290,504
Airlines — 0.3%
American Airlines Group, Inc., 4.63%, 03/01/20(b)		103	103,772
American Airlines Pass-Through Trust, 3.38%, 05/01/27		235	229,887
Delta Air Lines, Inc., 2.88%, 03/13/20		871	865,325
Gol Finance, Inc., 7.00%, 01/31/25(b)		66	64,927
Turkish Airlines Pass-Through Trust, 4.20%, 03/15/27(b)		34	32,628
United Airlines Pass-Through Trust, 4.75%, 04/11/22		15	14,863

			1,311,402
Auto Components — 0.2%
Aptiv plc:
4.25%, 01/15/26		115	117,440
4.40%, 10/01/46		111	107,075
ZF North America Capital, Inc., 4.75%, 04/29/25(b)		450	455,625

			680,140
Automobiles — 0.2%(b)
Hyundai Capital America, 2.55%, 04/03/20		786	773,773
Volkswagen Group of America Finance LLC, 2.40%, 05/22/20		200	197,240

			971,013
Banks — 6.5%
Bank of America Corp.:
2.25%, 04/21/20		290	285,780
2.63%, 10/19/20		765	759,718
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(f)		935	917,505
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(f)		1,920	1,877,536

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
3.30%, 01/11/23	USD	202	$201,410
3.88%, 08/01/25		460	463,504
3.50%, 04/19/26		376	369,427
3.25%, 10/21/27		174	163,998
4.18%, 11/25/27		460	456,018
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(f)		75	72,845
Barclays plc, 4.95%, 01/10/47		200	205,130
BB&T Corp., 2.45%, 01/15/20		96	95,201
BNP Paribas SA(b):
2.95%, 05/23/22		565	553,803
3.80%, 01/10/24		200	199,512
Citigroup, Inc.:
2.50%, 07/29/19		453	451,158
2.90%, 12/08/21		620	610,554
3.50%, 05/15/23		114	112,637
3.88%, 03/26/25		135	133,591
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(f)		145	144,215
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(f)		555	541,081
4.13%, 07/25/28		547	540,563
Citizens Bank NA:
2.25%, 03/02/20		544	534,679
2.65%, 05/26/22		555	537,792
Cooperatieve Rabobank UA, 2.25%, 01/14/20		539	532,070
Credit Agricole SA, 3.25%, 10/04/24(b)		495	472,944
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20		500	495,181
Fifth Third Bank, 2.25%, 06/14/21		216	209,862
HSBC Holdings plc:
2.65%, 01/05/22		928	902,283
(USD Swap Rate 5 Year + 3.75%), 6.00%(f)(g)		380	370,310
(LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/28(f)		124	123,915
Intesa Sanpaolo SpA(b):
3.13%, 07/14/22		465	449,394
5.02%, 06/26/24		611	602,659
JPMorgan Chase & Co.:
2.97%, 01/15/23		1,140	1,118,187
3.90%, 07/15/25		196	197,590
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(f)		220	215,015
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(f)		1,020	991,079
Lloyds Banking Group plc, 3.75%, 01/11/27		214	207,008
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22		455	448,998
3.46%, 03/02/23		935	933,258
Mizuho Financial Group, Inc., 2.95%, 02/28/22		1,338	1,315,354
Royal Bank of Scotland Group plc(f):
(LIBOR USD 3 Month + 1.47%), 3.31%, 05/15/23		445	448,889
(LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23		495	486,417
Santander Holdings USA, Inc.:
3.70%, 03/28/22		115	115,243
3.40%, 01/18/23		410	400,490
Santander UK Group Holdings plc, 2.88%, 08/05/21		635	621,802
Sumitomo Mitsui Trust Bank Ltd.(b):
2.05%, 03/06/19		1,634	1,621,542
1.95%, 09/19/19		555	545,498
UBS Group Funding Switzerland AG, 4.25%, 03/23/28(b)		500	503,317
UniCredit SpA, (USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(b)(f)		655	664,380
US Bancorp:
2.95%, 07/15/22		190	187,301
3.10%, 04/27/26		70	66,827
3.15%, 04/27/27		100	96,138
Washington Mutual Bank(d)(h)(i):
1.40%, 11/06/09		300	—
0.00%, 09/19/17(j)		250	—

Security		Par (000)	Value
Banks (continued)
Washington Mutual, Inc., 1.40%, 09/21/17(d)(h)(i)	USD	500	$—
Wells Fargo & Co.:
2.60%, 07/22/20		77	76,265
2.55%, 12/07/20		95	93,366
2.10%, 07/26/21		180	173,829
2.63%, 07/22/22		830	802,854

			26,716,922
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		516	511,959
3.30%, 02/01/23		185	185,136
3.65%, 02/01/26		1,120	1,113,334
4.70%, 02/01/36		135	142,839
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 04/15/38		425	433,614

			2,386,882
Biotechnology — 0.8%
AbbVie, Inc.:
2.50%, 05/14/20		439	433,319
2.90%, 11/06/22		106	103,543
4.50%, 05/14/35		1,230	1,259,769
Amgen, Inc.:
2.13%, 05/01/20		107	105,129
4.40%, 05/01/45		222	221,687
Baxalta, Inc., 4.00%, 06/23/25		310	309,497
Gilead Sciences, Inc.:
2.35%, 02/01/20		20	19,834
2.50%, 09/01/23		117	112,771
4.60%, 09/01/35		27	28,919
4.00%, 09/01/36		610	607,398
4.50%, 02/01/45		105	108,860
4.15%, 03/01/47		48	47,000

			3,357,726
Building Products — 0.2%
CRH America Finance, Inc., 3.40%, 05/09/27(b)		210	201,167
Johnson Controls International plc, 5.13%, 09/14/45		180	201,923
LafargeHolcim Finance US LLC, 4.75%, 09/22/46(b)		240	238,085

			641,175
Capital Markets — 1.3%
Blackstone Holdings Finance Co. LLC, 4.00%, 10/02/47(b)		240	227,087
Credit Suisse Group AG, 4.28%, 01/09/28(b)		250	250,587
Goldman Sachs Group, Inc. (The):
2.63%, 01/31/19		263	262,863
2.00%, 04/25/19		68	67,450
2.60%, 04/23/20		138	136,717
2.75%, 09/15/20		65	64,338
2.63%, 04/25/21		143	140,057
2.35%, 11/15/21		498	480,190
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(f)		140	135,140
Moody’s Corp., 2.75%, 12/15/21		230	225,824
Morgan Stanley:
2.80%, 06/16/20		239	237,392
2.75%, 05/19/22		1,190	1,160,512
3.75%, 02/25/23		193	195,044
3.70%, 10/23/24		216	214,946
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(f)		695	672,246
(LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/38(f)		250	244,233
Northern Trust Corp., (LIBOR USD 3 Month + 1.13%), 3.37%, 05/08/32(f)		195	187,309
State Street Corp., 2.65%, 05/19/26		103	96,212
UBS AG, 2.35%, 03/26/20		257	253,397

			5,251,544

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals — 0.1%
Agrium, Inc., 4.13%, 03/15/35	USD	46	$44,870
Dow Chemical Co. (The):
4.38%, 11/15/42		23	22,898
4.63%, 10/01/44		103	105,848
Eastman Chemical Co., 4.80%, 09/01/42		59	62,246
EI du Pont de Nemours & Co., 2.20%, 05/01/20		105	103,549
Monsanto Co., 3.60%, 07/15/42		107	92,430
Sherwin-Williams Co. (The):
4.00%, 12/15/42		20	18,731
4.50%, 06/01/47		75	74,656

			525,228
Commercial Services & Supplies — 0.1%
Catholic Health Initiatives, 4.35%, 11/01/42		30	27,999
Waste Management, Inc., 3.90%, 03/01/35		336	335,391

			363,390
Communications Equipment — 0.0%
Juniper Networks, Inc., 3.30%, 06/15/20		63	63,028

Consumer Finance — 1.3%
AerCap Ireland Capital DAC:
4.63%, 10/30/20		462	475,549
3.50%, 05/26/22		531	523,077
American Express Credit Corp.:
2.25%, 08/15/19		177	175,968
3.30%, 05/03/27		100	96,903
Discover Financial Services, 4.10%, 02/09/27		104	103,164
Ford Motor Credit Co. LLC, 3.22%, 01/09/22		1,070	1,051,966
General Motors Financial Co., Inc.:
3.10%, 01/15/19		41	41,044
3.70%, 11/24/20		512	516,640
3.20%, 07/06/21		600	594,807
3.15%, 06/30/22		630	616,684
4.00%, 01/15/25		151	148,867
HSBC USA, Inc., 2.35%, 03/05/20		880	868,476
Synchrony Financial:
2.60%, 01/15/19		94	93,791
2.70%, 02/03/20		48	47,492
4.50%, 07/23/25		105	105,008
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 26.56%, 04/11/22(b)(f)		108	90,720

			5,550,156
Containers & Packaging — 0.2%
International Paper Co., 4.35%, 08/15/48		505	479,100
Reynolds Group Issuer, Inc., 5.75%, 10/15/20		237	240,399

			719,499
Diversified Consumer Services — 0.2%
George Washington University (The), 4.13%, 09/15/48		181	181,925
Northwestern University, 3.66%, 12/01/57		288	283,772
University of Notre Dame du Lac, 3.39%, 02/15/48		160	153,511
University of Southern California, 3.03%, 10/01/39		226	206,356
Wesleyan University, 4.78%, 07/01/2116		79	80,261

			905,825
Diversified Financial Services — 0.6%
ARI Investments LLC, (LIBOR USD 3 Month + 0.00%), 4.59%, 01/06/25(d)(f)		1,000	1,000,000
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		545	532,765
Nationwide Building Society, (USD Swap Rate 5 Year + 1.85%), 4.12%, 10/18/32(b)(f)		300	285,162
ORIX Corp., 2.90%, 07/18/22		155	151,566

Security		Par (000)	Value
Diversified Financial Services (continued)
Shell International Finance BV:
4.13%, 05/11/35	USD	241	$249,703
3.63%, 08/21/42		44	41,677
3.75%, 09/12/46		265	255,528
Woodside Finance Ltd., 3.65%, 03/05/25(b)		16	15,843

			2,532,244
Diversified Telecommunication Services — 1.4%
AT&T, Inc.:
4.25%, 03/01/27		240	242,612
3.90%, 08/14/27		330	332,272
5.25%, 03/01/37		254	268,700
5.15%, 02/14/50		810	818,239
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(b)		150	147,252
Telefonica Emisiones SAU, 4.67%, 03/06/38		280	283,223
Verizon Communications, Inc.:
(LIBOR USD 3 Month + 0.55%), 2.45%, 05/22/20(f)		2,640	2,651,313
4.13%, 03/16/27		500	506,457
4.50%, 08/10/33		400	404,929
4.40%, 11/01/34		75	74,070

			5,729,067
Electric Utilities — 1.5%
Baltimore Gas & Electric Co., 3.50%, 08/15/46		77	70,982
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48		140	141,195
Duke Energy Corp.:
4.80%, 12/15/45		220	236,605
3.75%, 09/01/46		240	216,473
Emera US Finance LP:
2.15%, 06/15/19		147	145,228
2.70%, 06/15/21		222	216,956
Enel Finance International NV(b):
2.88%, 05/25/22		420	409,887
3.63%, 05/25/27		440	419,061
3.50%, 04/06/28		710	661,783
Entergy Corp., 2.95%, 09/01/26		210	195,485
Eversource Energy, 2.90%, 10/01/24		305	292,860
Exelon Corp.:
2.85%, 06/15/20		161	159,555
2.45%, 04/15/21		38	37,139
4.95%, 06/15/35		48	52,869
4.45%, 04/15/46		465	474,330
FirstEnergy Corp., 4.85%, 07/15/47		235	247,183
Genneia SA, 8.75%, 01/20/22(b)		131	141,105
Kansas City Power & Light Co., 4.20%, 03/15/48		235	241,994
MidAmerican Energy Co., 4.40%, 10/15/44		91	97,886
Northern States Power Co., 3.40%, 08/15/42		170	158,153
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41		120	131,320
Pacific Gas & Electric Co.(b):
3.30%, 12/01/27		190	179,803
3.95%, 12/01/47		100	92,602
Pampa Energia SA, 7.38%, 07/21/23(b)		53	55,716
Southern Co. (The), 4.40%, 07/01/46		235	235,219
Stoneway Capital Corp., 10.00%, 03/01/27(b)		150	163,044
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)		250	251,562
Virginia Electric & Power Co.:
3.50%, 03/15/27		291	287,385
4.45%, 02/15/44		44	46,595
4.20%, 05/15/45		143	146,127
4.00%, 11/15/46		110	108,726

			6,314,828

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electrical Equipment — 0.0%
Eaton Corp., 2.75%, 11/02/22	USD	118	$115,266

Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 3.20%, 04/01/24		114	110,931
Tyco Electronics Group SA:
3.45%, 08/01/24		30	30,199
3.13%, 08/15/27		65	62,568

			203,698
Energy Equipment & Services — 0.2%
Halliburton Co., 3.80%, 11/15/25		760	763,439
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22(b)		31	30,194
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)		164	163,594

			957,227
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
3.30%, 02/15/21		81	80,981
3.45%, 09/15/21		77	77,148
3.00%, 06/15/23		1,040	1,004,454
4.40%, 02/15/26		16	16,169
Boston Properties LP, 3.65%, 02/01/26		280	273,784
Crown Castle International Corp.:
3.40%, 02/15/21		48	48,182
2.25%, 09/01/21		197	189,882
3.20%, 09/01/24		405	388,311

			2,078,911
Food & Staples Retailing — 0.3%
CVS Health Corp.:
4.00%, 12/05/23		235	237,762
4.10%, 03/25/25		330	332,326
4.78%, 03/25/38		85	86,150
5.13%, 07/20/45		395	418,966
Kroger Co. (The), 2.65%, 10/15/26		270	243,794
Walgreens Boots Alliance, Inc., 4.65%, 06/01/46		8	7,764

			1,326,762
Food Products — 0.1%
Arcor SAIC, 6.00%, 07/06/23(b)		23	23,690
Kraft Heinz Foods Co., 4.38%, 06/01/46		270	247,586
Tyson Foods, Inc., 3.95%, 08/15/24		185	186,144

			457,420
Gas Utilities — 0.0%
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		97	101,627

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories:
2.80%, 09/15/20		75	74,628
3.88%, 09/15/25		25	25,253
3.75%, 11/30/26		1,025	1,019,513
Becton Dickinson and Co.:
2.13%, 06/06/19		600	593,207
2.68%, 12/15/19		114	113,341
2.89%, 06/06/22		425	412,361
4.69%, 12/15/44		30	30,199
Medtronic, Inc., 4.38%, 03/15/35		270	286,474
Stryker Corp., 4.63%, 03/15/46		84	89,704

			2,644,680
Health Care Providers & Services — 0.9%
Aetna, Inc.:
4.50%, 05/15/42		88	87,592
4.13%, 11/15/42		32	30,050
4.75%, 03/15/44		60	61,822

Security		Par (000)	Value
Health Care Providers & Services (continued)
AHS Hospital Corp., 5.02%, 07/01/45	USD	49	$56,561
Anthem, Inc.:
2.30%, 07/15/18		457	456,607
3.70%, 08/15/21		161	162,839
4.10%, 03/01/28		385	384,721
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	41,793
Cigna Corp., 3.25%, 04/15/25		281	268,139
Dignity Health, 2.64%, 11/01/19		149	148,364
HCA, Inc., 3.75%, 03/15/19		245	245,931
Kaiser Foundation Hospitals:
3.50%, 04/01/22		145	147,566
4.15%, 05/01/47		320	331,001
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		63	62,503
New York and Presbyterian Hospital (The), 3.56%, 08/01/36		40	38,783
Northwell Healthcare, Inc., 4.26%, 11/01/47		59	58,205
Ochsner Clinic Foundation, 5.90%, 05/15/45		35	44,339
Orlando Health Obligated Group, 4.09%, 10/01/48		31	31,076
Providence St. Joseph Health Obligated Group, 3.93%, 10/01/48		97	95,804
RWJ Barnabas Health, Inc., 3.95%, 07/01/46		29	28,237
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		35	39,685
SSM Health Care Corp., 3.82%, 06/01/27		297	301,498
Sutter Health, 3.70%, 08/15/28		89	89,514
Trinity Health Corp., 4.13%, 12/01/45		119	121,105
UnitedHealth Group, Inc.:
2.70%, 07/15/20		46	45,796
4.63%, 07/15/35		16	17,499
4.20%, 01/15/47		123	124,429

			3,521,459
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
4.70%, 12/09/35		270	288,423
4.88%, 12/09/45		27	29,380
4.45%, 03/01/47		120	123,686

			441,489
Household Durables — 0.1%
Newell Brands, Inc.:
2.88%, 12/01/19		164	163,101
5.38%, 04/01/36		85	88,644

			251,745
Industrial Conglomerates — 0.1%
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(b)		20	20,734
General Electric Co., 4.50%, 03/11/44		216	212,632
Honeywell International, Inc., 3.81%, 11/21/47		55	54,189
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		16	16,780

			304,335
Insurance — 0.5%
Allstate Corp. (The), 4.20%, 12/15/46		134	134,979
Ambac Assurance Corp., 5.10%, 06/07/20(b)		7	9,685
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 6.81%, 02/12/23(b)(f)		75	75,891
American International Group, Inc., 3.88%, 01/15/35		89	83,007
Aon plc, 4.75%, 05/15/45		50	51,994
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26		18	17,994
4.35%, 01/30/47		28	28,757
MetLife, Inc., 4.60%, 05/13/46		165	172,579
Principal Financial Group, Inc., 4.30%, 11/15/46		230	228,177
Prudential Financial, Inc., 3.88%, 03/27/28		360	364,872

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance (continued)
Travelers Cos., Inc. (The):
4.60%, 08/01/43	USD	120	$129,501
4.00%, 05/30/47		170	169,608
Willis North America, Inc., 3.60%, 05/15/24		546	537,093

			2,004,137
IT Services — 0.1%
DXC Technology Co., 2.88%, 03/27/20		124	123,309
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		7	7,088
4.50%, 08/15/46		38	37,861
Total System Services, Inc., 4.80%, 04/01/26		235	246,194
Visa, Inc., 4.15%, 12/14/35		198	210,853

			625,305
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.:
4.15%, 02/01/24		359	368,787
3.65%, 12/15/25		398	397,554

			766,341
Media — 0.9%
CBS Corp., 2.30%, 08/15/19		96	95,221
Charter Communications Operating LLC:
4.46%, 07/23/22		405	413,703
4.91%, 07/23/25		79	80,731
6.38%, 10/23/35		199	222,293
Comcast Corp.:
4.25%, 01/15/33		35	36,264
4.40%, 08/15/35		196	202,068
3.20%, 07/15/36		380	335,778
4.75%, 03/01/44		380	400,620
4.60%, 08/15/45		45	46,631
3.40%, 07/15/46		65	55,848
Cox Communications, Inc., 3.15%, 08/15/24(b)		335	321,270
CSC Holdings LLC, 7.63%, 07/15/18		225	228,870
Discovery Communications LLC, 3.80%, 03/13/24		151	149,212
Interpublic Group of Cos., Inc. (The), 4.00%, 03/15/22		62	62,909
NBCUniversal Media LLC, 4.45%, 01/15/43		76	76,907
Time Warner Cable LLC:
5.00%, 02/01/20		58	59,571
4.13%, 02/15/21		160	161,732
4.00%, 09/01/21		22	22,088
5.50%, 09/01/41		63	62,592
4.50%, 09/15/42		9	7,795
Time Warner, Inc.:
2.10%, 06/01/19		260	257,660
3.60%, 07/15/25		50	48,654
4.85%, 07/15/45		156	159,430
Viacom, Inc.:
2.75%, 12/15/19		9	8,918
4.50%, 03/01/21		69	71,334
5.85%, 09/01/43		200	215,620

			3,803,719
Metals & Mining — 0.4%
Anglo American Capital plc, 3.63%, 09/11/24(b)		270	260,108
Barrick Gold Corp., 5.25%, 04/01/42		215	234,214
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43		180	207,936
Glencore Funding LLC, 4.00%, 03/27/27(b)		440	424,760
Newmont Mining Corp.:
3.50%, 03/15/22		250	250,361
4.88%, 03/15/42		175	183,455
Nucor Corp., 5.20%, 08/01/43		40	46,168
Rio Tinto Finance USA plc, 4.13%, 08/21/42		135	137,862

Security		Par (000)	Value
Metals & Mining (continued)
Steel Dynamics, Inc., 5.13%, 10/01/21	USD	110	$111,782

			1,856,646
Multiline Retail — 0.1%
Target Corp., 2.50%, 04/15/26		235	218,349

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20		245	241,906
NiSource, Inc., 3.49%, 05/15/27		210	202,951

			444,857
Oil, Gas & Consumable Fuels — 2.4%
Andeavor Logistics LP:
5.50%, 10/15/19		245	252,129
5.20%, 12/01/47		100	98,458
Apache Corp.:
2.63%, 01/15/23		181	172,856
4.25%, 01/15/44		555	508,973
BP Capital Markets plc:
2.32%, 02/13/20		1,125	1,112,735
3.22%, 04/14/24		470	463,810
Cenovus Energy, Inc., 4.25%, 04/15/27		260	253,433
Concho Resources, Inc.:
3.75%, 10/01/27		590	576,896
4.88%, 10/01/47		70	74,296
Devon Energy Corp., 4.00%, 07/15/21		100	101,825
Enbridge, Inc.:
2.90%, 07/15/22		205	198,882
3.70%, 07/15/27		165	158,165
Enterprise Products Operating LLC:
5.10%, 02/15/45		38	41,317
4.90%, 05/15/46		177	187,989
EOG Resources, Inc.:
2.45%, 04/01/20		343	339,539
4.15%, 01/15/26		85	87,813
Exxon Mobil Corp.:
1.82%, 03/15/19		529	525,921
4.11%, 03/01/46		118	123,972
Hess Corp., 5.80%, 04/01/47		400	420,462
Kinder Morgan Energy Partners LP:
4.30%, 05/01/24		288	290,006
4.25%, 09/01/24		397	399,113
Kinder Morgan, Inc., 5.05%, 02/15/46		520	508,831
Marathon Petroleum Corp., 5.85%, 12/15/45		125	137,629
MPLX LP:
4.13%, 03/01/27		210	208,069
5.20%, 03/01/47		68	71,059
Petrobras Global Finance BV:
8.38%, 05/23/21		38	43,263
6.13%, 01/17/22		949	1,012,583
5.30%, 01/27/25(b)		26	25,675
7.38%, 01/17/27		27	29,254
6.00%, 01/27/28(b)		26	25,740
6.85%, 06/05/2115		75	70,875
Pioneer Natural Resources Co., 4.45%, 01/15/26		50	52,090
Resolute Energy Corp., 8.50%, 05/01/20		245	244,387
Spectra Energy Partners LP, 4.50%, 03/15/45		230	223,193
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		275	261,983
Tecpetrol SA, 4.88%, 12/12/22(b)		65	63,294
TransCanada PipeLines Ltd., 2.50%, 08/01/22		44	42,818
Valero Energy Corp., 3.65%, 03/15/25		305	303,554
Williams Partners LP, 4.00%, 09/15/25		310	305,014

			10,017,901

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 7.38%, 12/01/25	USD	97	$120,037

Pharmaceuticals — 0.5%
Allergan Funding SCS:
3.00%, 03/12/20		789	784,932
3.80%, 03/15/25		500	491,192
Merck & Co., Inc., 3.60%, 09/15/42		165	161,124
Pfizer, Inc., 4.00%, 12/15/36		510	528,853

			1,966,101
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
4.15%, 04/01/45		80	81,658
4.70%, 09/01/45		35	38,854
4.13%, 06/15/47		120	123,539
CSX Corp., 4.25%, 11/01/66		124	112,552
Norfolk Southern Corp., 4.05%, 08/15/52(b)		112	108,082
Penske Truck Leasing Co. LP, 3.40%, 11/15/26(b)		273	260,156
Union Pacific Corp.:
3.38%, 02/01/35		27	25,439
3.60%, 09/15/37		230	221,453
3.88%, 02/01/55		134	126,961

			1,098,694
Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.:
3.90%, 12/15/25		20	20,201
3.50%, 12/05/26		450	438,609
5.30%, 12/15/45		20	22,600
Applied Materials, Inc.:
3.30%, 04/01/27		218	214,208
4.35%, 04/01/47		129	137,196
Broadcom Corp.:
2.38%, 01/15/20		1,073	1,058,028
3.00%, 01/15/22		1,165	1,143,152
3.63%, 01/15/24		270	265,607
Lam Research Corp.:
2.75%, 03/15/20		121	120,488
2.80%, 06/15/21		116	114,471
QUALCOMM, Inc.:
2.60%, 01/30/23		290	278,142
4.80%, 05/20/45		78	81,314
Xilinx, Inc., 2.95%, 06/01/24		125	119,941

			4,013,957
Software — 0.8%
Autodesk, Inc., 3.50%, 06/15/27		425	405,704
Microsoft Corp.:
3.50%, 02/12/35		231	228,160
3.45%, 08/08/36		540	526,687
4.25%, 02/06/47		495	532,577
Oracle Corp.:
3.25%, 05/15/30		151	145,068
3.90%, 05/15/35		181	180,978
4.00%, 07/15/46		183	180,338
4.38%, 05/15/55		47	48,856
VMware, Inc., 2.30%, 08/21/20		1,115	1,084,518

			3,332,886
Specialty Retail — 0.1%
Home Depot, Inc. (The), 5.88%, 12/16/36		120	154,211
Lowe’s Cos., Inc., 4.38%, 09/15/45		150	155,624

			309,835

Security		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.:
3.00%, 02/09/24	USD	276	$272,886
2.85%, 05/11/24		1,040	1,013,779
3.45%, 02/09/45		39	35,989
4.65%, 02/23/46		509	560,509
Dell International LLC, 8.35%, 07/15/46(b)		37	46,996
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		470	470,483
2.10%, 10/04/19(b)		445	439,136
3.60%, 10/15/20		228	230,109
HP, Inc., 3.75%, 12/01/20		16	16,245
Xerox Corp., 3.63%, 03/15/23		69	67,377

			3,153,509
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 3.00%, 05/22/22(b)		330	323,214

Tobacco — 0.3%
BAT Capital Corp.(b):
2.30%, 08/14/20		310	303,940
4.39%, 08/15/37		355	352,728
Reynolds American, Inc.:
2.30%, 06/12/18		60	59,970
3.25%, 06/12/20		25	25,002
4.45%, 06/12/25		590	606,916

			1,348,556
Trading Companies & Distributors — 0.2%
Air Lease Corp., 2.63%, 07/01/22		415	400,722
Aviation Capital Group LLC, 2.88%, 09/17/18(b)		160	159,937
GATX Corp.:
2.60%, 03/30/20		59	58,463
3.85%, 03/30/27		86	84,435

			703,557
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., 5.00%, 03/15/44		22	24,116
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21		491	487,807
4.74%, 03/20/25		1,085	1,089,069

			1,600,992
Total Corporate Bonds — 28.2% (Cost: $118,367,484)			116,381,951

Floating Rate Loan Interests — 0.9%(k)

Aerospace & Defense — 0.0%
TransDigm, Inc., Term Loan G, (LIBOR USD 3 Month + 2.50%), 4.38% - 4.80%, 08/22/24		215	215,847

Capital Markets — 0.3%(d)
LSTAR Securities Financing Vehicle I LLC, Term Loan, (LIBOR USD 6 Month + 2.50%), 4.16%, 04/07/20		1,070	1,070,895
LSTAR Securities Financing Vehicle II LLC, Term Loan, (LIBOR USD 6 Month + 2.00%), 3.66%, 06/01/20		243	242,436

			1,313,331
Construction & Engineering — 0.1%
Ply Gem, Inc., Term Loan B, 04/01/25(d),(l)		255	255,000

Construction Materials — 0.1%
Summit Materials LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.13%, 11/21/24		301	302,536

Containers & Packaging — 0.0%
Reynolds Group Holdings, Inc., 1st Lien Term Loan, 02/05/23(l)		121	121,668

9

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Diversified Financial Services — 0.1%
VICI Properties, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.85%, 12/20/24	USD	302		$302,799

Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.11%, 02/22/24		303		303,622

IT Services — 0.1%
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.12%, 04/26/24		303		303,171

Machinery — 0.1%
Robertshaw Holdings Corp., Term Loan B, 02/14/25(l)		258		260,240

Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., Term Loan B, 01/02/25(l)		171		171,734

Total Floating Rate Loan Interests — 0.9% (Cost: $3,545,193)				3,549,948

Foreign Agency Obligations — 0.2%

Argentina — 0.1%
YPF SA:
8.88%, 12/19/18(b)		69		71,587
8.50%, 03/23/21(b)		78		85,184
8.75%, 04/04/24(b)		137		152,686
8.75%, 04/04/24		68		75,786
6.95%, 07/21/27(b)		65		65,267

				450,510
Mexico — 0.1%
Petroleos Mexicanos:
6.50%, 03/13/27		264		281,952
5.35%, 02/12/28(b)		287		283,097

				565,049
Total Foreign Agency Obligations — 0.2% (Cost: $1,001,605)				1,015,559

Foreign Government Obligations — 4.7%

Argentina — 0.5%
Republic of Argentina:
21.20%, 09/19/18	ARS	2,590		126,543
6.25%, 04/22/19	USD	150		154,125
8.00%, 10/08/20		156		169,079
6.88%, 04/22/21		229		242,740
5.63%, 01/26/22		242		245,509
8.75%, 05/07/24		438		491,836
5.88%, 01/11/28		538		505,989
7.82%, 12/31/33	EUR	—	(e)	—
2.50%, 12/31/38(c)	USD	255		169,444
7.13%, 06/28/17		96		88,464

				2,193,729
Colombia — 0.3%
Republic of Colombia:
4.38%, 07/12/21	USD	200		207,000
3.88%, 04/25/27		850		838,950

				1,045,950
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 04/29/20		145		148,519
5.58%, 02/21/23(b)		400		405,680

				554,199

Security		Par (000)	Value
France — 0.3%
Republic of France, 0.00%, 02/25/20	EUR	1,130	$1,403,699

Germany — 0.3%
Federal Republic of Germany, 0.00%, 12/13/19		1,130	1,405,652

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24	USD	280	305,088

Indonesia — 0.3%
Republic of Indonesia:
3.75%, 04/25/22		213	213,353
5.63%, 05/15/23	IDR	3,060,000	218,929
8.38%, 03/15/24		4,104,000	325,680
8.38%, 09/15/26		1,315,000	105,425
7.00%, 05/15/27		1,629,000	120,274
6.13%, 05/15/28		4,455,000	311,453

			1,295,114
Japan — 0.4%
Japan Government Two Year Bond, 0.10%, 03/15/20	JPY	151,350	1,429,067

Lebanon — 0.2%
Republic of Lebanon:
6.10%, 10/04/22	USD	218	214,092
6.65%, 04/22/24		75	74,265
6.25%, 11/04/24		236	227,150
6.85%, 03/23/27		216	208,753

			724,260
Mexico — 0.6%
United Mexican States:
4.75%, 06/14/18	MXN	2,300	125,633
4.15%, 03/28/27	USD	2,204	2,228,244

			2,353,877
Panama — 0.1%
Republic of Panama, 3.75%, 03/16/25		280	281,820

Peru — 0.0%
Republic of Peru, 7.35%, 07/21/25		100	124,000

Philippines — 0.2%
Republic of the Philippines, 5.50%, 03/30/26		720	816,751

Russia — 0.5%
Russian Federation:
6.40%, 05/27/20	RUB	29,892	523,615
7.60%, 04/14/21		9,713	175,293
7.50%, 08/18/21		17,179	309,769
7.40%, 12/07/22		3,666	66,534
6.50%, 02/28/24		5,681	98,423
4.75%, 05/27/26	USD	200	206,643
7.75%, 09/16/26	RUB	6,899	127,291
8.15%, 02/03/27		17,737	335,931
5.25%, 06/23/47	USD	200	199,760

			2,043,259
South Africa — 0.4%
Republic of South Africa:
5.50%, 03/09/20	USD	444	460,384
5.88%, 05/30/22		100	107,366
8.88%, 02/28/35	ZAR	2,878	246,515
6.25%, 03/31/36		5,367	352,638
8.50%, 01/31/37		2,867	235,568
6.50%, 02/28/41		2,224	145,117
8.75%, 02/28/48		1,525	127,346

			1,674,934
Tunisia — 0.0%
Banque Centrale de Tunisie, 4.50%, 06/22/20	EUR	50	64,076

10

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Turkey — 0.3%
Republic of Turkey:
5.63%, 03/30/21	USD	100	$103,500
11.00%, 03/02/22	TRY	396	93,146
6.25%, 09/26/22	USD	1,113	1,178,883

			1,375,529
Uruguay — 0.1%
Oriental Republic of Uruguay, 4.38%, 10/27/27		270	277,911

Total Foreign Government Obligations — 4.7% (Cost: $19,455,778)			19,368,915

Municipal Bonds — 4.0%
Alamo Community College District;
Series 2017, GO, 5.00%, 08/15/34		40	46,953
Series 2017, GO, 5.00%, 08/15/35		40	46,810
Series 2017, GO, 5.00%, 08/15/36		60	70,054
Series 2017, GO, 5.00%, 08/15/37		60	69,893
Series 2017, GO, 5.00%, 08/15/38		50	58,155
American Municipal Power, Inc. (Combined Hyroelectric Project), Series 2009B, RB, 6.45%, 02/15/44		30	40,813
Arizona Health Facilities Authority (Banner Health), Series 2007B, RB, VRDN, 1.95%, 01/01/37(a)		35	32,289
Bay Area Toll Authority;
Series 2010S-1, RB, 6.92%, 04/01/40		90	125,393
Series 2010S-1, RB, 7.04%, 04/01/50		190	283,493
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47		180	177,241
California Health Facilities Financing Authority (Cedars- Sinai Medical Center);
Series 2016A, RB, 5.00%, 08/15/33		40	46,554
Series 2017A, RB, 5.00%, 08/15/47		60	66,626
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-series G-2, RB, 8.36%, 10/01/34		35	51,976
Central Texas Regional Mobility Authority;
Series 2015A, RB, 5.00%, 01/01/45		30	32,896
Series 2016, RB, 5.00%, 01/01/46		30	32,836
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project);
Series 2016, RB, 5.00%, 07/01/41		30	33,585
Series 2016, RB, 5.00%, 07/01/51		25	27,645
City & County of Denver Airport System;
Series 2017A, RB, 5.00%, 11/15/28		40	46,858
Series 2017A, RB, 5.00%, 11/15/29		40	46,602
Series 2017A, RB, 5.00%, 11/15/30		30	34,789
City of Aurora, Series 2016, RB, 5.00%, 08/01/46		30	34,036
City of Austin Water & Wastewater System, Series 2014, RB, 5.00%, 11/15/43		60	66,482
City of Houston Combined Utility System, Series 2016B, RB, 5.00%, 11/15/35		40	46,066
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		50	73,707
Clark County School District;
Series 2015C, GO, 5.00%, 06/15/27		5	5,738
Series 2015C, GO, 5.00%, 06/15/28		15	17,137
Colorado Health Facilities Authority (Catholic Health Initiatives), Series 2011A, RB, 5.25%, 02/01/31		25	26,415
Commonwealth Financing Authority;
Series 2018A, RB, 3.86%, 06/01/38		80	80,382
Series 2016A, RB, 4.14%, 06/01/38		60	62,250
Commonwealth of Massachusetts, Series 2017F, GO, 5.00%, 11/01/42		70	81,073
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(h)(i)		410	174,250

Security		Par (000)	Value
Municipal Bonds (continued)
Connecticut State Health & Educational Facilities Authority (Hartford Healthcare Corp.);
Series 2015F, RB, 5.00%, 07/01/45	USD	60	$64,322
Series 2015L, RB, 5.00%, 07/01/45		90	98,508
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		10	12,633
County of Anne Arundel, Series 2018, GO, 5.00%, 10/01/47		60	69,797
County of Clark Department of Aviation, Series 2017C, RB, 5.00%, 07/01/21		60	65,369
County of Miami-Dade;
Series 2016B, RB, 2.50%, 10/01/24		80	76,195
Series 2017D, RB, 3.35%, 10/01/29		20	19,158
Series 2017D, RB, 3.45%, 10/01/30		35	34,387
Series 2017D, RB, 3.50%, 10/01/31		30	29,537
Series 2016A, GO, 5.00%, 07/01/35		30	34,352
Series 2015A, RB, 5.00%, 10/01/38		10	11,030
Series 2017B, RB, 5.00%, 10/01/40		60	67,166
Dallas Area Rapid Transit;
Series 2016A, RB, 5.00%, 12/01/41		60	67,588
Series 2016A, RB, 5.00%, 12/01/46		90	101,056
District of Columbia;
Series 2009E, RB, 5.59%, 12/01/34		65	78,012
Series 2017D, GO, 5.00%, 06/01/42		75	86,545
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		100	110,732
Florida State Board of Administration Finance Corp., Series 2016A, RB, 2.64%, 07/01/21		150	149,037
Golden State Tobacco Securitization Corp., Series 2007A-1, RB, 5.13%, 06/01/47		140	140,000
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		15	15,827
Great Lakes Water Authority Michigan Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		20	23,424
Health & Educational Facilities Authority of the State of Missouri (Saint Luke’s Health System, Inc.);
Series 2016, RB, 5.00%, 11/15/29		25	28,577
Series 2016B, RB, 3.09%, 09/15/51		160	138,346
Series 2017A, RB, 3.65%, 08/15/57		155	149,882
JobsOhio Beverage System, Series 2013B, RB, 3.99%, 01/01/29		95	99,277
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50		30	32,236
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		30	33,142
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		145	207,202
Los Angeles County Metropolitan Transportation Authority, Series 2017A, RB, 5.00%, 07/01/42		90	104,671
Los Angeles Department of Water & Power System, Series 2010A, RB, 6.60%, 07/01/50		30	44,622
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		150	200,652
Massachusetts Bay Transportation Authority;
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/39		30	34,628
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/40		30	34,550
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/41		40	46,032
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/42		40	45,997
Series 2017A, Sub-Series A-2, RB, 5.00%, 07/01/43		30	34,472
Massachusetts Development Finance Agency (Partners Healthcare System Issue), Series 2016Q, RB, 5.00%, 07/01/47		50	55,593

11

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
Mesquite Independent School District, Series 2017B, GO, 5.00%, 08/15/42	USD	60	$68,485
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center), Series 2016A, RB, 5.00%, 07/01/46		60	66,304
Metropolitan St. Louis Sewer District, Series 2017A, RB, 5.00%, 05/01/42		50	58,023
Metropolitan Transportation Authority;
Series 2010A, RB, 6.67%, 11/15/39		55	74,483
Series 2010C-1, RB, 6.69%, 11/15/40		30	40,590
Series 2017A, RB, 5.00%, 11/15/42		60	68,837
Series 2017A, Sub-Series A-1, RB, 5.25%, 11/15/57		80	92,057
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement Project);
Series 2016A, RB, 5.00%, 10/01/32		90	101,966
Series 2009D, RB, 7.46%, 10/01/46		30	44,446
Miami-Dade County Educational Facilities Authority (University of Miami Issue);
Series 2018A, RB, 5.00%, 04/01/48		60	67,213
Series 2015B, RB, 5.07%, 04/01/50		30	33,758
Michigan Finance Authority (Henry Ford Health System);
Series 2016, RB, 5.00%, 11/15/41		30	33,157
Series 2017A-MI, RB, 5.00%, 12/01/47		190	205,377
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		60	64,381
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project), Series 2010A, RB, 6.64%, 04/01/57		40	49,688
New Jersey Transportation Trust Fund Authority;
Series 2010C, RB, 6.10%, 12/15/28		135	141,129
Series 2016A, Sub-Series A-1, RB, 5.00%, 06/15/29		30	33,070
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		60	88,373
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		50	54,531
New York City Municipal Water Finance Authority;
Series 2010AA, RB, 5.75%, 06/15/41		35	45,762
Series 2010EE, RB, 6.01%, 06/15/42		25	33,463
Series 2011EE, RB, 5.38%, 06/15/43		200	217,210
Series 2011EE, RB, 5.50%, 06/15/43		240	261,566
Series 2011CC, RB, 5.88%, 06/15/44		40	53,220
Series 2017DD, RB, 5.00%, 06/15/47		70	79,785
New York City Transitional Finance Authority Building Aid, Series 2015S-2, RB, 5.00%, 07/15/40		30	33,752
New York City Transitional Finance Authority Future Tax Secured;
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		160	155,461
Series 2017B, RB, 5.00%, 08/01/31		20	23,280
Series 2016E, Sub-Series E-1, RB, 5.00%, 02/01/35		40	45,633
Series 2017A, Sub-Series A-1, RB, 5.00%, 05/01/36		40	45,700
New York Convention Center Development Corp.;
Series 2015, RB, 5.00%, 11/15/40		30	33,710
Series 2016A, RB, 5.00%, 11/15/46		90	102,185
New York Liberty Development Corp., Series 2005, RB, 5.25%, 10/01/35		40	49,638
New York State Dormitory Authority;
Series 2016D, RB, 5.00%, 02/15/27		30	35,580
Series 2016D, RB, 5.00%, 02/15/28		30	35,406
Series 2016A, RB, 5.00%, 02/15/31		30	34,940
Series 2015B, RB, 5.00%, 03/15/32		40	46,288
Series 2017B, RB, 5.00%, 02/15/36		60	69,468
Series 2017B, RB, 5.00%, 02/15/37		60	69,310
Series 2017B, RB, 5.00%, 02/15/38		30	34,655

Security		Par (000)	Value
Municipal Bonds (continued)
Series 2017B, RB, 5.00%, 02/15/39	USD	30	$34,549
Series 2017B, RB, 5.00%, 02/15/40		60	69,098
Series 2010H, RB, 5.39%, 03/15/40		30	36,166
Series 2017B, RB, 5.00%, 02/15/41		60	69,046
Series 2018A, RB, 5.00%, 03/15/41		60	69,919
Series 2017B, RB, 5.00%, 02/15/42		80	91,991
Series 2018A, RB, 5.00%, 03/15/42		60	69,807
Series 2017B, RB, 5.00%, 02/15/43		40	45,891
Series 2018A, RB, 5.00%, 03/15/43		60	69,751
New York State Urban Development Corp.;
Series 2017B, RB, 2.86%, 03/15/24		190	188,119
Series 2017B, RB, 3.12%, 03/15/25		100	99,593
Series 2017D, RB, 3.32%, 03/15/29		140	138,550
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment Project);
Series 2016A, RB, 5.00%, 07/01/46		30	32,485
Series 2016A, RB, 5.25%, 01/01/50		280	306,435
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		75	102,587
Oregon School Boards Association;
Series 2002B, GO, 5.48%, 06/30/22		170	187,427
Series 2002B, GO, 5.49%, 06/30/23		245	273,817
Series 2005A, GO, 4.76%, 06/30/28		160	174,904
Port Authority of New York & New Jersey;
Series 207, RB, 5.00%, 09/15/25		80	91,992
Series 181, RB, 4.96%, 08/01/46		125	149,217
Series 180-1, RB, 5.00%, 11/15/47		30	33,725
Series 174, RB, 4.46%, 10/01/62		115	125,844
Series 192, RB, 4.81%, 10/15/65		60	70,669
Public Power Generation Agency, Series 2016A, RB, 5.00%, 01/01/35		40	45,148
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		40	43,512
Salt Lake City Corp.;
Series 2017A, RB, 5.00%, 07/01/47		105	116,816
Series 2017B, RB, 5.00%, 07/01/47		50	56,850
Salt River Project Agricultural Improvement & Power District (Arizona Salt River Project), Series 2015A, RB, 5.00%, 12/01/36		40	45,312
San Antonio Electric & Gas;
Series 2010A, RB, 5.81%, 02/01/41		90	115,575
Series 2013, RB, 5.00%, 02/01/48(m)		75	81,446
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		50	57,778
San Diego Unified School District, Series 2017I, GO, 5.00%, 07/01/41		80	93,534
San Francisco City & County Airport Comm-San Francisco International Airport;
Series 2016B, RB, 5.00%, 05/01/41		60	67,180
Series 2017A, RB, 5.00%, 05/01/47		70	78,858
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 2.96%, 08/01/24		250	247,750
South Carolina Public Service Authority;
Series 2016D, RB, 2.39%, 12/01/23		292	275,823
Series 2012E, RB, 3.72%, 12/01/23		80	81,009
Series 2014A, RB, 5.00%, 12/01/49		60	63,885
Series 2010C, RB, 6.45%, 01/01/50		136	183,234
Series 2015A, RB, 5.00%, 12/01/50		60	64,396
State Board of Administration Finance Corp., Series 2013A, RB, 3.00%, 07/01/20(m)		130	130,736

12

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
State of California;
Series 2017, GO, 2.25%, 10/01/23	USD	255	$246,985
Series 2009, GO, 7.50%, 04/01/34		60	86,544
Series 2009, GO, 7.55%, 04/01/39		265	403,510
Series 2009, GO, 7.30%, 10/01/39		25	36,459
Series 2009, GO, 7.35%, 11/01/39		40	58,476
Series 2010, GO, 7.60%, 11/01/40		40	61,878
State of Connecticut, Series 2017A, GO, 3.31%, 01/15/26		285	275,219
State of Illinois, Series 2003, GO, 5.10%, 06/01/33		220	206,213
State of Kansas Department of Transportation, Series 2015B, RB, 5.00%, 09/01/35		30	34,345
State of Ohio;
Series 2017A, GO, 5.00%, 05/01/30		40	46,197
Series 2017A, GO, 5.00%, 03/15/32		90	101,782
Series 2017A, GO, 5.00%, 05/01/32		60	68,877
Series 2017A, GO, 5.00%, 05/01/34		40	45,696
Series 2017A, GO, 5.00%, 05/01/35		40	45,586
Series 2017A, GO, 5.00%, 05/01/36		90	102,383
Series 2017A, GO, 5.00%, 05/01/37		70	79,487
State of Washington;
Series R-2015C, GO, 5.00%, 07/01/30		150	170,939
Series R-2017A, GO, 5.00%, 08/01/30		30	35,114
Series 2018B, GO, 5.00%, 08/01/40		40	46,254
Series 2016A-1, GO, 5.00%, 08/01/40		100	113,065
Series 2017D, GO, 5.00%, 02/01/41		60	68,893
Series 2018B, GO, 5.00%, 08/01/41		40	46,219
Series 2018B, GO, 5.00%, 08/01/42		40	46,184
State of Wisconsin;
Series 2017C, RB, 3.15%, 05/01/27		115	113,193
Series 2017B, GO, 5.00%, 05/01/32		40	46,085
Series 2017B, GO, 5.00%, 05/01/33		30	34,418
Series 2017-3, GO, 5.00%, 11/01/33		50	58,938
Series 2017B, GO, 5.00%, 05/01/34		40	45,752
Series 2017B, GO, 5.00%, 05/01/36		50	56,811
Series 2017B, GO, 5.00%, 05/01/38		50	56,743
Sumter Landing Community Development District, Series 2016, RB, 4.17%, 10/01/47		100	105,422
Texas A&M University;
Series 2017B, RB, 2.76%, 05/15/26		175	170,816
Series 2017B, RB, 2.84%, 05/15/27		75	73,224
Texas Municipal Gas Acquisition & Supply Corp., Series 2008D, RB, 6.25%, 12/15/26		30	35,128
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		130	128,733
Tobacco Settlement Financing Corp., Series 20071A, RB, 5.00%, 06/01/41		120	119,861
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		60	64,896
University of California;
Series 2017, RB, 3.06%, 07/01/25		100	99,393
Series 2013AJ, RB, 4.60%, 05/15/31		65	71,781
Series 2010H, RB, 6.40%, 05/15/31		70	86,442
Series 2009F, RB, 6.58%, 05/15/49		75	102,515
Series 2012AD, RB, 4.86%, 05/15/2112		20	21,686
University of Houston;
Series 2017A, RB, 5.00%, 02/15/33		30	34,289
Series 2017A, RB, 5.00%, 02/15/34		30	34,198
Series 2017A, RB, 5.00%, 02/15/35		70	79,585
Series 2017A, RB, 5.00%, 02/15/36		90	102,122
Virginia Small Business Financing Authority (Transform 66 P3 Project), Series 2017, RB, 5.00%, 12/31/56		80	86,510
Weld County School District No. 4, Series 2016, GO, 5.25%, 12/01/41		50	58,523

Security		Par (000)		Value
Municipal Bonds (continued)
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2016A, RB, 5.00%, 06/01/19	USD	25		$25,935
Series 2016A, RB, 5.00%, 06/01/20		30		31,867
Series 2016A, RB, 5.00%, 06/01/21		30		32,551
Series 2016A, RB, 5.00%, 06/01/22		30		33,133
Series 2016A, RB, 5.00%, 06/01/23		25		27,969
Series 2016A, RB, 5.00%, 06/01/24		25		28,364
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc.), Series 2015, RB, 5.00%, 12/15/44		30		32,331
Total Municipal Bonds — 4.0% (Cost: $16,514,939)				16,481,374

Non-Agency Mortgage-Backed Securities — 6.9%

Collateralized Mortgage Obligations — 2.7%
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 4.25%, 08/25/64(b)(c)		110		111,085
Alternative Loan Trust:
Series 2005-22T1, Class A1, 2.22%, 06/25/35(a)		175		157,962
Series 2005-72, Class A3, 2.17%, 01/25/36(a)		93		76,130
Series 2005-76, Class 2A1, 2.28%, 02/25/36(a)		30		27,510
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		76		58,996
Series 2006-15CB, Class A1, 6.50%, 06/25/36		12		9,712
Series 2006-OA14, Class 1A1, 3.01%, 11/25/46(a)		114		98,392
Series 2006-OA16, Class A4C, 2.21%, 10/25/46(a)		161		94,073
Series 2006-OA6, Class 1A2, 2.08%, 07/25/46(a)		50		49,565
Series 2006-OA8, Class 1A1, 2.06%, 07/25/46(a)		18		16,646
Series 2006-OC10, Class 2A3, 2.10%, 11/25/36(a)		59		46,925
Series 2006-OC7, Class 2A3, 2.12%, 07/25/46(a)		90		71,991
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		17		12,584
Series 2007-OA2, Class 1A1, 2.12%, 03/25/47(a)		363		298,142
Series 2007-OA3, Class 1A1, 2.01%, 04/25/47(a)		29		25,310
American Home Mortgage Assets Trust(a):
Series 2006-3, Class 2A11, 2.22%, 10/25/46		77		67,412
Series 2006-4, Class 1A12, 2.08%, 10/25/46		94		68,542
Series 2006-5, Class A1, 2.20%, 11/25/46		140		77,776
Series 2007-1, Class A1, 1.98%, 02/25/47		75		48,172
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 07/25/46(b)(c)		47		47,485
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45(b)(c)		7		7,347
APS Resecuritization Trust(a)(b):
Series 2016-1, Class 1MZ, 4.67%, 07/31/57		229		65,673
Series 2016-3, Class 3A, 4.72%, 09/27/46(d)		262		264,569
Series 2016-3, Class 4A, 4.47%, 04/27/47(d)		72		72,571
Banc of America Funding Trust(a)(b)(d):
Series 2014-R2, Class 1C, 0.00%, 11/26/36		158		31,337
Series 2016-R2, Class 1A1, 4.70%, 05/01/33		100		102,360
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.64%, 09/25/47(a)		—	(e)	—
Bear Stearns Mortgage Funding Trust(a):
Series 2006-SL1, Class A1, 2.15%, 08/25/36		80		80,126
Series 2007-AR2, Class A1, 2.04%, 03/25/37		194		173,411
Series 2007-AR3, Class 1A1, 2.01%, 03/25/37		21		19,867
Series 2007-AR4, Class 1A1, 2.07%, 09/25/47		84		78,528
Series 2007-AR4, Class 2A1, 2.08%, 06/25/37		28		26,780
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		1,076		889,754
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 2.24%, 04/25/46(a)		168		87,663

13

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA5, Class 3A1, 2.07%, 04/25/46(a)	USD	31	$28,275
Series 2007-15, Class 2A2, 6.50%, 09/25/37		287	219,329
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(a)(b)		629	617,037
Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38		136	118,757
COLT LLC, Series 2015-1, Class A1V, 4.87%, 12/26/45(a)(b)		8	7,678
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)		282	182,215
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 3.22%, 11/25/35(a)		52	21,005
CSMC Trust(a)(b):
Series 2013-5R, Class 1A6, 1.87%, 02/27/36		45	42,273
Series 2014-11R, Class 16A1, 3.59%, 09/27/47		65	65,343
Series 2015-6R, Class 5A1, 1.80%, 03/27/36		12	11,842
Series 2015-6R, Class 5A2, 1.80%, 03/27/36		60	39,787
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 07/25/46(b)		79	78,998
Deutsche Alt-A Securities Mortgage Loan Trust(a):
Series 2007-OA4, Class A2A, 2.04%, 08/25/47		229	155,146
Series 2007-RMP1, Class A2, 2.02%, 12/25/36		144	132,795
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(a)		17	15,629
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(a):
Series 2016-DNA4, Class M3, 5.67%, 03/25/29		250	279,329
Series 2017-DNA1, Class M2, 5.12%, 07/25/29		250	269,769
Series 2017-DNA2, Class M2, 5.32%, 10/25/29		250	271,895
Series 2017-DNA3, Class B1, 6.32%, 03/25/30		250	267,040
Series 2017-DNA3, Class M2, 4.37%, 03/25/30		280	287,012
Series 2018-DNA1, Class B1, 5.02%, 07/25/30		150	143,592
Series 2018-DNA1, Class M2, 3.67%, 07/25/30		90	89,076
Federal National Mortgage Association(a):
Series 2016-C02, Class 1M2, 7.87%, 09/25/28		20	23,941
Series 2016-C04, Class 1M2, 6.12%, 01/25/29		142	160,849
Series 2017-C01, Class 1B1, 7.62%, 07/25/29		62	71,904
Series 2017-C01, Class 1M2, 5.42%, 07/25/29		117	126,502
Series 2017-C05, Class 1B1, 5.47%, 01/25/30		130	130,163
Series 2017-C05, Class 1M2, 4.07%, 01/25/30		76	76,722
Series 2017-C07, Class 1B1, 5.87%, 05/25/30		120	123,172
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 3.28%, 03/25/36(a)		30	27,748
GSMPS Mortgage Loan Trust(a)(b):
Series 2005-RP1, Class 1AF, 2.22%, 01/25/35		59	55,039
Series 2005-RP2, Class 1AF, 2.22%, 03/25/35		70	65,359
Series 2006-RP1, Class 1AF1, 2.22%, 01/25/36		52	45,022
HarborView Mortgage Loan Trust(a):
Series 2007-3, Class 2A1B, 2.04%, 05/19/47		228	178,472
Series 2007-4, Class 2A2, 2.06%, 07/19/47		219	191,633
Impac Secured Assets Corp., Series 2004-3, Class 1A4, 2.67%, 11/25/34(a)		25	25,381
IndyMac IMJA Mortgage Loan Trust, Series 2007-A2, Class 3A1, 7.00%, 10/25/37		158	110,819
IndyMac INDX Mortgage Loan Trust(a):
Series 2007-AR19, Class 3A1, 3.39%, 09/25/37		96	67,636
Series 2007-FLX5, Class 2A2, 2.11%, 08/25/37		198	178,250
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00%, 05/25/47(a)(b)		78	76,606
Lehman XS Trust, Series 2007-20N, Class A1, 3.02%, 12/25/37(a)		41	40,978
LSTAR Securities Investment Ltd.(a)(b):
Series 2017-3, Class A1, 3.66%, 04/01/22		215	215,087
Series 2018-1, Class A, 3.21%, 02/01/23(d)		378	377,501

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.99%, 08/25/37(a)(b)(d)	USD	36	$27,239
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, 2.08%, 04/25/37(a)		224	187,934
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.95%, 06/26/47(a)(b)(d)		82	79,043
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1.93%, 04/16/36(a)(b)		476	405,445
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, 2.29%, 04/25/47(a)		21	17,345
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 1.57%, 11/26/35(a)(b)		99	90,685
RALI Trust(a):
Series 2007-QH1, Class A1, 2.03%, 02/25/37		86	77,994
Series 2007-QH6, Class A1, 2.06%, 07/25/37		48	44,818
Series 2007-QH9, Class A1, 2.59%, 11/25/37		48	42,181
RBSSP Resecuritization Trust, Series 2013-2, Class 1A2, 1.38%, 12/26/36(a)(b)		259	247,805
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 2.27%, 09/25/35(a)(b)		8	7,125
Seasoned Credit Risk Transfer Trust:
Series 2017-3, Class M2, 4.75%, 07/25/56(a)(b)		100	98,648
Series 2018-1, Class BX, 6.66%, 05/25/57(d)		20	10,914
Series 2018-1, Class M, 4.75%, 05/25/57(a)(d)		20	19,728
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.59%, 04/25/36(a)		95	84,879
Structured Asset Mortgage Investments II Trust(a):
Series 2006-AR4, Class 3A1, 2.06%, 06/25/36(d)		115	99,793
Series 2006-AR5, Class 2A1, 2.08%, 05/25/46		70	59,395
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(b)		50	42,553
WaMu Mortgage Pass-Through Certificates Trust(a):
Series 2005-AR2, Class B1, 2.40%, 01/25/45		112	73,301
Series 2006-AR15, Class 2A, 2.28%, 11/25/46		26	24,873
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		102	93,533
Series 2006-4, Class 3A1, 6.50%, 05/25/36(c)		56	48,901
Series 2006-8, Class A4, 4.52%, 10/25/36(c)		71	44,902

			11,006,036
Commercial Mortgage-Backed Securities — 3.9%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		400	364,536
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 3.90%, 09/15/34(a)(b)		360	360,006
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(a)(b)		100	97,676
AREIT Trust, Series 2018-CRE1, Class A, 2.63%, 02/15/35(a)(b)(d)		200	200,060
BAMLL Commercial Mortgage Securities Trust(a)(b):
Series 2013-DSNY, Class A, 2.83%, 09/15/26		550	550,171
Series 2013-DSNY, Class E, 4.38%, 09/15/26		100	99,990
Series 2013-DSNY, Class F, 5.28%, 09/15/26		104	103,849
Series 2015-200P, Class F, 3.60%, 04/14/33		300	281,761
Series 2016-ISQ, Class E, 3.61%, 08/14/34(d)		200	179,500
Series 2017-SCH, Class CL, 3.28%, 11/15/32		100	100,000
Series 2017-SCH, Class DL, 3.78%, 11/15/32		100	100,000
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(a)		14	13,905
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 2.63%, 01/15/33(a)(b)		100	100,000

14

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bank of America NA, Series 2017-BNK9, Class A4, 3.54%, 11/15/54	USD	20	$19,958
Bayview Commercial Asset Trust(a)(b):
Series 2005-2A, Class A1, 2.18%, 08/25/35		66	62,983
Series 2005-4A, Class A1, 2.17%, 01/25/36		62	57,592
Series 2005-4A, Class M1, 2.32%, 01/25/36		45	41,965
Series 2006-1A, Class A2, 2.23%, 04/25/36		16	15,551
Series 2006-3A, Class A1, 2.12%, 10/25/36		29	27,633
Series 2006-3A, Class A2, 2.17%, 10/25/36		24	23,080
Series 2007-2A, Class A1, 2.14%, 07/25/37		43	41,079
Series 2007-4A, Class A1, 2.32%, 09/25/37		229	219,099
Series 2007-5A, Class A3, 2.87%, 10/25/37		58	57,913
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 2.50%, 03/15/37(a)(b)		140	139,222
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		100	99,174
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 3.16%, 07/05/33(a)(b)		581	582,855
BWAY Mortgage Trust(b):
Series 2013-1515, Class A2, 3.45%, 03/10/33		150	149,479
Series 2013-1515, Class C, 3.45%, 03/10/33		105	102,570
Series 2013-1515, Class F, 3.93%, 03/10/33(a)		100	95,517
BXP Trust(b):
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(d)		60	55,861
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(d)		110	95,116
Series 2017-GM, Class A, 3.38%, 06/13/39		110	108,817
Series 2017-GM, Class D, 3.42%, 06/13/39(a)		310	294,302
Series 2017-GM, Class E, 3.42%, 06/13/39(a)		80	73,878
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class D, 4.35%, 10/15/34(a)(b)		100	101,466
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(a)(b)		20	19,805
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50		32	31,770
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		30	30,509
Series 2017-CD3, Class A4, 3.63%, 02/10/50		30	30,238
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		10	10,158
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.79%, 04/10/28(a)(b)		100	99,516
CGDBB Commercial Mortgage Trust(a)(b):
Series 2017-BIOC, Class A, 2.57%, 07/15/32		190	190,179
Series 2017-BIOC, Class D, 3.38%, 07/15/32		110	110,103
Series 2017-BIOC, Class E, 3.93%, 07/15/32		170	169,732
Citigroup Commercial Mortgage Trust:
Series 2016-C1, Class C, 4.95%, 05/10/49(a)		40	41,779
Series 2016-GC37, Class AS, 3.57%, 04/10/49		20	20,816
Series 2016-P3, Class C, 4.84%, 04/15/49(a)		10	10,383
CLNS Trust, Series 2017-IKPR, Class E, 5.24%, 06/11/32(a)(b)		125	125,625
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, 4.24%, 02/10/47(a)		30	31,423
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.66%, 06/10/44(a)(b)		100	101,746
Series 2014-CR16, Class A4, 4.05%, 04/10/47		177	183,636
Series 2014-CR17, Class A5, 3.98%, 05/10/47		59	61,065
Series 2014-CR19, Class A5, 3.80%, 08/10/47		50	51,277
Series 2014-TWC, Class E, 4.97%, 02/13/32(a)(b)		50	50,522
Series 2015-CR23, Class CMD, 3.68%, 05/10/48(a)(b)		350	345,351
Series 2015-CR25, Class A4, 3.76%, 08/10/48		100	101,627
Series 2015-LC19, Class C, 4.26%, 02/10/48(a)		20	19,965
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		50	41,513

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-LC21, Class C, 4.31%, 07/10/48(a)	USD	150	$146,760
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(b)		100	91,475
Series 2017-DLTA, Class E, 3.74%, 08/15/35(a)(b)		110	108,656
Series 2017-DLTA, Class F, 4.36%, 08/15/35(a)(b)		100	98,608
Core Industrial Trust, Series 2015-TEXW, Class A, 3.08%, 02/10/34(b)		100	100,011
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 5.23%, 10/15/39(a)(b)		330	333,414
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPB, Class A, 3.64%, 11/15/34(b)		100	102,099
CSMC Trust(b):
Series 2015-DEAL, Class D, 4.88%, 04/15/29(a)		100	100,000
Series 2017-PFHP, Class A, 2.73%, 12/15/20(a)		60	60,000
Series 2017-TIME, Class A, 3.65%, 11/13/39		100	99,725
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.49%, 09/10/49(a)(b)		59	50,226
DBUBS Mortgage Trust(b):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		140	140,444
Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(d)		410	382,093
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(d)		80	71,585
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(a)(b)		100	101,441
GAHR Commercial Mortgage Trust(a)(b):
Series 2015-NRF, Class AFL1, 3.08%, 12/15/34		14	14,340
Series 2015-NRF, Class EFX, 3.38%, 12/15/34		210	207,441
Series 2015-NRF, Class FFX, 3.38%, 12/15/34		160	157,228
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)(b)		330	324,005
GS Mortgage Securities Corp. II(b):
Series 2005-ROCK, Class A, 5.37%, 05/03/32		100	112,215
Series 2013-KING, Class D, 3.44%, 12/10/27(a)		124	123,009
Series 2013-KING, Class E, 3.44%, 12/10/27(a)		460	452,063
GS Mortgage Securities Corp. Trust(b):
Series 2017-500K, Class D, 3.08%, 07/15/32(a)		10	10,019
Series 2017-500K, Class E, 3.28%, 07/15/32(a)		20	20,050
Series 2017-500K, Class F, 3.58%, 07/15/32(a)		210	210,654
Series 2017-500K, Class G, 4.28%, 07/15/32(a)		100	100,373
Series 2017-GPTX, Class A, 2.86%, 05/10/34		100	98,724
Series 2018-CHLL, Class E, 4.13%, 02/15/37(a)		100	100,042
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.65%, 06/10/47(a)(b)		110	93,173
Series 2015-GC32, Class C, 4.41%, 07/10/48(a)		30	30,124
Series 2015-GC32, Class D, 3.35%, 07/10/48		90	72,822
Series 2017-GS7, Class A4, 3.43%, 08/10/50		30	29,507
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		20	16,479
Hilton Orlando Trust, Series 2018-ORL, Class E, 4.43%, 12/15/34(a)(b)		100	100,536
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		110	107,478
IMT Trust(b):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		100	99,812
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(a)		100	94,609
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		50	51,172
Series 2015-C28, Class B, 3.99%, 10/15/48		80	78,866
Series 2015-C33, Class D1, 4.12%, 12/15/48(a)(b)		100	94,235
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.65%, 03/15/50(a)(b)		100	94,479
Series 2017-JP7, Class B, 4.05%, 09/15/50		10	10,134
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.58%, 03/15/50(a)(b)		121	115,145
JPMorgan Chase Commercial Mortgage Securities Trust(a):
Series 2012-CBX, Class A4FL, 3.09%, 06/15/45(b)		100	102,894
Series 2015-JP1, Class C, 4.74%, 01/15/49		140	143,943

15

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-JP1, Class D, 4.24%, 01/15/49	USD	50	$46,456
Series 2015-JP1, Class E, 4.24%, 01/15/49(b)		190	151,691
Series 2015-SGP, Class A, 3.48%, 07/15/36(b)		225	225,240
Series 2015-UES, Class D, 3.62%, 09/05/32(b)		130	129,885
Series 2015-UES, Class E, 3.62%, 09/05/32(b)		100	98,730
Series 2016-NINE, Class A, 2.85%, 10/06/38(b)		150	142,719
Series 2016-WPT, Class A, 3.23%, 10/15/33(b)		100	100,097
Series 2017-MAUI, Class E, 4.67%, 07/15/34(b)		100	100,440
Series 2018-ASH8, Class E, 4.78%, 02/15/35(b)		100	100,339
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 2.12%, 03/25/37(a)(b)		60	55,913
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 3.58%, 09/15/28(a)(b)		30	30,378
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32(a)(b)		101	101,535
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.32%, 09/12/42(a)(b)		100	104,545
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		90	92,632
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		110	88,073
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class D, 4.03%, 05/15/48(a)(b)		100	85,086
Series 2017-CLS, Class F, 4.38%, 11/15/34(a)(b)		211	211,649
Series 2017-H1, Class A5, 3.53%, 06/15/50		100	99,793
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		100	98,389
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		140	108,780
Series 2017-PRME, Class D, 5.18%, 02/15/34(a)(b)		30	30,001
Morgan Stanley Capital I, Inc.(a)(b):
Series 2017-JWDR, Class D, 3.73%, 11/15/34		30	30,037
Series 2017-JWDR, Class E, 4.83%, 11/15/34		60	60,111
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(b)		190	177,221
Resource Capital Corp. Ltd.(a)(b):
Series 2017-CRE5, Class A, 2.59%, 07/15/34		95	94,860
Series 2017-CRE5, Class B, 3.79%, 07/15/34		38	37,931
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44(b)(d)		2	1,601
Velocity Commercial Capital Loan Trust(a):
Series 2015-1, Class AFL, 4.30%, 06/25/45(b)		39	39,642
Series 2016-2, Class AFL, 3.67%, 10/25/46		85	86,077
Series 2016-2, Class M4, 7.23%, 10/25/46		100	104,912
Series 2017-2, Class M3, 4.24%, 11/25/47(b)		197	194,480
Series 2017-2, Class M4, 5.00%, 11/25/47(b)		98	96,841
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ, 5.63%, 10/15/48(a)		3	3,194
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.13%, 06/15/29(a)(b)		120	120,252
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48		20	18,827
Series 2015-C31, Class A4, 3.70%, 11/15/48		140	141,651
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(a)		110	111,911
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		20	20,425
Series 2017-C38, Class A5, 3.45%, 07/15/50		42	41,654
Series 2017-C39, Class C, 4.12%, 09/15/50		20	19,418
Series 2017-C39, Class D, 4.36%, 09/15/50(a)(b)		20	18,302
Series 2017-HSDB, Class A, 2.60%, 12/13/31(a)(b)		151	151,238
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, 2.74%, 03/15/44(a)(b)		12	11,846
Series 2014-C21, Class A5, 3.68%, 08/15/47		60	60,925
Worldwide Plaza Trust, Series 2017-WWP, Class E, 3.60%, 11/10/36(a)(b)		100	89,185

			16,082,322

Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.3%(a)
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.63%, 02/15/50	USD	1,000	$47,870
BBCMS Trust, Series 2015-SRCH, Class XA, 0.96%, 08/10/35(b)		1,030	71,451
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36(b)		3,475	128,746
CD Mortgage Trust, Series 2017-CD3, Class XA, 1.04%, 02/10/50		497	35,370
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.75%, 05/10/58		179	18,301
Series 2016-C4, Class XB, 0.73%, 05/10/58		170	8,508
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class XA, 1.71%, 04/15/49		994	96,971
Commercial Mortgage Trust:
Series 2015-3BP, Class XA, 0.06%, 02/10/35(b)		1,916	11,745
Series 2015-CR23, Class XA, 0.98%, 05/10/48		605	27,710
Series 2015-CR24, Class XA, 0.81%, 08/10/48		1,024	47,533
Series 2015-CR25, Class XA, 0.94%, 08/10/48		978	51,213
Series 2016-DC2, Class XA, 1.06%, 02/10/49		324	19,513
Series 2017-COR2, Class XA, 1.18%, 09/10/50		269	23,574
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.14%, 11/15/50		1,430	24,696
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 0.91%, 09/15/47		1,287	56,661
Series 2014-C23, Class XA, 0.82%, 09/15/47		1,679	47,696
Series 2016-C1, Class XA, 1.38%, 03/15/49		985	72,322
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		1,800	92,196
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)		900	44,856
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.19%, 12/15/47(b)		130	7,565
Series 2015-C22, Class XA, 1.14%, 04/15/48		39	2,117
Series 2015-C26, Class XD, 1.35%, 10/15/48(b)		120	10,328
Series 2016-C28, Class XA, 1.28%, 01/15/49		989	70,851
Series 2016-C29, Class XB, 0.96%, 05/15/49		1,020	69,381
Series 2016-C31, Class XA, 1.45%, 11/15/49		986	86,163
Morgan Stanley Capital I Trust(b):
Series 2016-UBS9, Class XD, 1.54%, 03/15/49		1,000	96,740
Series 2017-H1, Class XD, 2.20%, 06/15/50(d)		110	17,985
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32		1,880	9,983
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(d)		376	2,256
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.27%, 08/15/49(b)		1,000	81,460
Series 2016-C33, Class XA, 1.80%, 03/15/59		393	37,899
Series 2017-C41, Class XA, 1.24%, 11/15/50		998	89,671

			1,509,331

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(b)(j)		120	9,273

Total Non-Agency Mortgage-Backed Securities — 6.9% (Cost: $28,388,005)			28,606,962

		Beneficial Interest (000)
Other Interests — 0.0%(n)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(d)(h)(i)		1,210	—

			—
Total Other Interests — 0.0%			—

16

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Preferred Securities — 0.2%

Security		Par (000)	Value
Capital Trusts — 0.1%

Capital Markets — 0.1%
Bank of New York Mellon Corp. (The), Series F, 4.62%(a)(g)	USD	270	$262,575

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(g)		200	207,500

Total Capital Trusts — 0.1% (Cost: $470,000)			470,075

		shares
Trust Preferreds — 0.1%

Banks — 0.1%
Citigroup Capital XIII, 8.14%, 10/30/40(a)		13,971	379,871
Total Trust Preferreds — 0.1% (Cost: $381,375)			379,871

Total Preferred Securities — 0.2% (Cost: $851,375)			849,946

		Par (000)
U.S. Government Sponsored Agency Securities — 37.4%

Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp.:
Series K058, Class A2, 2.65%, 08/25/26		40	38,434
Series KPLB, Class A, 2.77%, 05/25/25		90	87,397
Series K040, Class A2, 3.24%, 09/25/24		100	101,203
Series K071, Class A2, 3.29%, 11/25/27		60	60,090
Series K060, Class A2, 3.30%, 10/25/26		40	40,285
Series K072, Class A2, 3.44%, 12/25/27		20	20,272
Series K730, Class A2, 3.59%, 01/25/25		100	103,513
Federal Home Loan Mortgage Corp. Variable Rate Notes:(a)
Series K059, Class A2, 3.12%, 09/25/26		90	89,465
Series K069, Class A2, 3.19%, 09/25/27		40	39,809
Series K061, Class A2, 3.35%, 11/25/26		50	50,531
Series K034, Class A2, 3.53%, 07/25/23		40	41,126
Series 2018-K73, Class B, 3.85%, 01/25/28(b)		120	116,054
Series 2017-K64, Class B, 3.98%, 03/25/27(b)		20	19,734
Federal National Mortgage Association ACES Variable Rate Notes:(a)
Series 2017-M8, Class A2, 3.06%, 05/25/27		34	33,473
Series 2017-M12, Class A2, 3.08%, 06/25/27		60	59,308
Federal National Mortgage Association Variable Rate Notes, Series 2018-M1, Class A2, 2.99%, 12/25/27		55	53,845

			954,539
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable Rate Notes:(a)
Series K064, Class X1, 0.61%, 03/25/27		917	42,806
Series K065, Class X1, 0.67%, 04/25/27		389	20,245
Series KW03, Class X1, 0.85%, 06/25/27		269	15,782
Series KIR1, Class X, 1.08%, 03/25/26		310	21,445
Federal National Mortgage Association ACES Variable Rate Notes:(a)
Series 2014-M13, Class X2, 0.13%, 08/25/24		3,534	27,225
Series 2017-M12, Class X, 0.33%, 06/25/27		565	8,959
Series 2013-M5, Class X2, 2.18%, 01/25/22		457	20,286

Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association Variable Rate Notes:
Series 2015-48, 0.68%, 02/16/50(a)	USD	206	$9,998
Series 2017-151, 0.71%, 09/16/57(a)(d)		477	31,100
Series 2013-191, 0.76%, 11/16/53(a)		102	3,522
Series 2012-120, 0.77%, 02/16/53(a)		711	30,952
Series 2013-63, 0.79%, 09/16/51(a)		741	39,573
Series 2017-100, 0.81%, 05/16/59(a)		307	20,423
Series 2015-173, 0.89%, 09/16/55(a)		233	14,886
Series 2015-171, 0.89%, 11/16/55(a)		390	25,007
Series 2016-128, 0.94%, 09/16/56(a)		160	12,495
Series 2016-26, 0.98%, 02/16/58(a)		613	44,283
Series 2016-152, 0.98%, 08/15/58(a)		1,113	83,640
Series 2016-87, 1.01%, 08/16/58(a)		273	20,802
Series 2016-110, 1.04%, 05/16/58(a)		199	15,917
Series 2016-125, 1.06%, 12/16/57(a)		300	21,858
Series 2016-119(LIBOR USD 1 Month + 0.00%), 1.13%, 04/16/58(f)		333	26,643

			557,847
Mortgage-Backed Securities — 37.1%
Federal Home Loan Mortgage Corp.:
2.50%, 02/01/24 - 09/01/30		551	541,091
2.50%, 04/15/33(o)		2,138	2,093,653
3.00%, 01/01/30 - 12/01/46		5,278	5,187,526
3.00%, 04/15/33 - 04/15/48(o)		4,217	4,153,985
3.50%, 09/01/30 - 01/01/48(p)		10,646	10,746,054
3.50%, 04/15/48(o)		915	916,922
4.00%, 04/15/33 - 05/15/48(o)		3,997	4,100,081
4.00%, 08/01/40 - 08/01/47		3,662	3,787,635
4.50%, 02/01/39 - 11/01/47		1,428	1,499,281
4.50%, 04/15/48(o)		411	430,313
5.00%, 10/01/41 - 11/01/41		221	237,802
5.50%, 02/01/35 - 06/01/41		261	286,038
Federal National Mortgage Association:
2.00%, 10/01/31 - 12/01/31		468	447,358
2.50%, 09/01/27 - 03/01/32		3,511	3,447,159
2.50%, 04/25/33(o)		772	756,733
3.00%, 04/01/28 - 03/01/47		15,819	15,635,173
3.00%, 04/25/33 - 04/25/48(o)		556	554,083
3.50%, 03/01/29 - 01/01/48		14,071	14,176,283
3.50%, 04/25/33 - 04/25/48(o)		1,939	1,957,602
4.00%, 02/01/25 - 08/01/47		9,973	10,316,504
4.00%, 04/25/48 - 05/25/48(o)		13,593	13,934,027
4.50%, 02/01/25 - 12/01/47		4,075	4,311,459
4.50%, 04/25/48(o)		161	168,581
5.00%, 02/01/35 - 12/01/43		1,500	1,620,601
5.00%, 04/25/48(o)		848	905,770
5.50%, 02/01/35 - 03/01/40		751	823,181
5.50%, 04/25/48(o)		654	710,714
6.00%, 04/01/35 - 06/01/41		631	702,238
6.00%, 04/25/48(o)		172	191,410
6.50%, 05/01/40		176	197,611
Government National Mortgage Association:
3.00%, 02/15/45 - 07/20/47		5,182	5,118,296
3.00%, 04/15/48(o)		6,522	6,416,399
3.50%, 12/20/41 - 10/20/46		10,742	10,872,155
3.50%, 04/15/48 - 05/15/48(o)		10,764	10,856,834
4.00%, 04/20/39 - 02/20/47		1,393	1,447,861
4.00%, 04/15/48 - 06/15/48(o)		9,590	9,836,154
4.50%, 12/20/39 - 11/20/44		1,506	1,584,244
4.50%, 04/15/48 - 05/15/48(o)		1,567	1,627,300
5.00%, 12/15/38 - 07/20/44		239	256,350

			152,852,461
Total U.S. Government Sponsored Agency Securities — 37.4% (Cost: $155,993,986)			154,364,847

17

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations — 11.8%
U.S. Treasury Bonds:
4.25%, 05/15/39	USD	725	$882,206
4.50%, 08/15/39		703	884,187
4.38%, 11/15/39		706	874,199
3.13%, 02/15/43		2,783	2,868,773
2.88%, 05/15/43 - 11/15/46		3,593	3,537,811
3.63%, 08/15/43		2,657	2,974,491
3.75%, 11/15/43(q)		3,128	3,572,885
3.00%, 02/15/47 - 02/15/48		698	701,783
2.75%, 11/15/47		2,842	2,716,886
U.S. Treasury Notes:
1.50%, 03/31/23		1,106	1,050,700
1.63%, 04/30/23		1,076	1,027,328
2.00%, 04/30/24 - 11/15/26		13,836	13,243,327
2.25%, 12/31/24 - 11/15/27		11,824	11,417,148
2.50%, 01/31/25		298	294,647
2.75%, 02/28/25		1,235	1,240,162
2.13%, 05/15/25		1,327	1,277,911

Total U.S. Treasury Obligations — 11.8% (Cost: $49,579,085)			48,564,444

Total Long-Term Investments — 107.5% (Cost: $447,951,890)			443,510,426

Short-Term Securities Borrowed Bond Agreements — 2.0%(r)
Barclays Bank plc, 0.38%, Open (Purchased on 02/22/18 to be repurchased at GBP 961,532, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/26, par and fair value of GBP 834,062 and $1,354,907 respectively)(s)	GBP	961	1,348,503
Barclays Bank plc, 0.39%, Open (Purchased on 02/21/18 to be repurchased at GBP 2,635,261, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/26, par and fair value of GBP 2,286,185 and $3,713,837 respectively)(s)		2,634	3,695,750
BNP Paribas SA, 0.00%, Open (Purchased on 03/28/18 to be repurchased at GBP 950,642, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/26, par and fair value of GBP 823,369 and $1,337,537 respectively)(s)		951	1,333,750
BNP Paribas SA, 0.38%, Open (Purchased on 03/22/18 to be repurchased at GBP 981,171, collateralized by U.K. Treasury Inflation Linked Bonds, 0.13%, due at 03/22/26, par and fair value of GBP 855,448 and $1,389,649 respectively)(s)		981	1,376,438
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.50%, 04/02/18 (Purchased on 03/29/18 to be repurchased at USD 288,396, collateralized by U.S. Treasury Notes, 2.75%, due at 02/15/28, par and fair value of USD 288,000 and $288,146 respectively)	USD	288	288,360

Total Borrowed Bond Agreements — 2.0% (Cost: $8,020,177)			8,042,801

Foreign Government Obligations — 2.5%

Argentina — 0.1%
Republic of Argentine Treasury Bill, (0.50)%, 09/14/18	ARS	6,560	331,547

Brazil — 0.1%
Federative Republic of Brazil Treasury Bill, 6.56%, 01/01/19	BRL	1,362	394,253

Security		Par (000)	Value
Egypt — 0.2%
Arab Republic of Egypt Treasury Bill:
17.99%, 10/16/18	EGP	8,675	$449,742
17.79%, 11/13/18		5,400	276,702
18.15%, 11/27/18		2,550	129,916
16.94%, 12/04/18		2,000	101,605
16.59%, 03/05/19		1,200	58,968

			1,016,933

Japan — 2.1%
Japan Treasury Bill:(t)
(0.22)%, 05/21/18	JPY	323,300	3,039,038
(0.21)%, 05/21/18		134,200	1,261,488
(0.19)%, 06/11/18		451,500	4,244,516

			8,545,042

Total Foreign Government Obligations — 2.5% (Cost: $10,289,892)			10,287,775

		Shares
Money Market Funds — 11.7%(u)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(w)		48,352,087	48,352,087
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.49%		107,928	107,928

Total Money Market Funds — 11.7% (Cost: $48,460,015)			48,460,015

Total Short-Term Securities — 16.2% (Cost: $66,770,084)			66,790,591

Total Options Purchased — 0.0% (Cost: $483,128)			306,793

Total Investments Before Borrowed Bonds and Investments Sold Short — 123.7% (Cost: $515,205,102)			510,607,810

		Par (000)
Borrowed Bonds — (1.9)%(v)

Foreign Government Obligations — (1.9)%
U.K. Treasury Inflation Linked Bonds, 0.13%, 03/22/26	GBP	4,799	(7,795,930)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Notes, 2.75%, 02/15/28		288	(288,146)
Total Borrowed Bonds — (1.9)% (Proceeds: $7,959,865)			(8,084,076)

TBA Sale Commitments — (8.2)%(o)

Mortgage-Backed Securities — (8.2)%
Federal Home Loan Mortgage Corp.:
2.50%, 04/15/33		101	(98,905)
3.00%, 04/15/48		24	(23,400)
3.50%, 04/15/33		1,280	(1,304,800)
4.00%, 04/15/48		1,864	(1,913,440)
Federal National Mortgage Association:
2.00%, 04/25/33		467	(446,131)
2.50%, 04/25/33		490	(480,123)
3.00%, 04/25/33 - 04/25/48		2,124	(2,118,639)
3.50%, 04/25/33 - 05/25/48		6,957	(6,970,030)
4.00%, 04/25/33 - 04/25/48		4,884	(5,012,078)
4.50%, 04/25/48		699	(731,916)
Government National Mortgage Association:
3.00%, 04/15/48		1,806	(1,776,267)
3.50%, 04/15/48		7,162	(7,231,926)

18

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/15/48 - 05/15/48	4,845	$(4,972,621)
4.50%, 04/15/48	700	(727,650)

Total TBA Sale Commitments — (8.2)% (Proceeds: $33,683,403)		(33,807,926)

Total Investments Net of Borrowed Bonds and Investments Sold Short — 113.6% (Cost: $473,561,834)		468,715,808
Liabilities in Excess of Other Assets — (13.6)%		(56,124,794)

Net Assets — 100.0%		$412,591,014

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Amount is less than $500.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security with no stated maturity date.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Zero-coupon bond.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.

(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	When-issued security.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(o)	Represents or includes a TBA transaction.
(p)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.
(q)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(r)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(s)	The amount to be repurchased assumes the maturity will be the day after the period end.
(t)	Rates are discount rates or a range of discount rates at the time of purchase.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

(w)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,809,877	46,542,210	48,352,087	$48,352,087	$26,124	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

19

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Ultra Bond	57	06/20/18	$9,147	$267,774
Long Gilt	24	06/27/18	4,136	58,691
U.S. Treasury 2 Year Note	331	06/29/18	70,374	18,806
U.S. Treasury 5 Year Note	492	06/29/18	56,315	32,812
90-Day Eurodollar	13	03/18/19	3,166	2,584

				380,667

Short Contracts
Euro-Bund	5	06/07/18	981	(14,876)
U.S. Treasury 10 Year Note	237	06/20/18	28,710	(207,569)
U.S. Treasury Long Bond	44	06/20/18	6,452	(115,891)
90-Day Eurodollar	18	06/15/20	4,374	(6,548)

				(344,884)

				$35,783

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	859,275	GBP	608,000	Nomura International plc	04/04/18	$6,216
MXN	2,466,859	CAD	174,000	Goldman Sachs International	04/05/18	588
USD	110,000	CLP	66,363,000	Barclays Bank plc	04/05/18	108
CAD	287,584	USD	222,720	Deutsche Bank AG	04/09/18	524
COP	118,500,948	USD	41,291	Credit Suisse International	04/09/18	1,116
EUR	149,000	RUB	10,394,240	Deutsche Bank AG	04/09/18	2,102
RUB	10,605,820	EUR	149,000	Bank of America NA	04/09/18	1,589
TRY	855,738	USD	214,923	BNP Paribas SA	04/09/18	1,596
TRY	123,519	USD	31,096	Citibank NA	04/09/18	157
TRY	404,499	USD	101,577	Goldman Sachs International	04/09/18	770
USD	4,321,964	JPY	457,682,990	Credit Suisse International	04/09/18	19,008
USD	1,838,932	TRY	7,047,530	BNP Paribas SA	04/09/18	55,763
CAD	112,755	USD	87,000	Goldman Sachs International	04/12/18	534
CNH	235,427	EUR	30,000	JP Morgan Chase Bank NA	04/12/18	587
CNY	1,144,933	EUR	146,000	Goldman Sachs International	04/12/18	2,835
MXN	371,206	USD	19,833	Goldman Sachs International	04/12/18	557
MXN	1,687,473	USD	90,167	Morgan Stanley & Co. International plc	04/12/18	2,527
MXN	2,380,555	USD	130,500	Nomura International plc	04/12/18	265
USD	4,324,420	JPY	457,950,000	Barclays Bank plc	04/12/18	18,141
ARS	712,250	USD	35,000	BNP Paribas SA	04/20/18	64
ARS	4,315,896	USD	212,000	Citibank NA	04/20/18	469
EUR	91,500	USD	112,015	Goldman Sachs International	04/20/18	707
TRY	645,964	USD	162,000	Goldman Sachs International	04/20/18	899
USD	113,123	EUR	91,500	Goldman Sachs International	04/20/18	402
USD	157,390	AUD	204,400	Morgan Stanley & Co. International plc	04/23/18	401
USD	75,920	ZAR	891,225	Goldman Sachs International	04/23/18	855
MXN	2,045,290	USD	110,000	BNP Paribas SA	04/27/18	2,090
BRL	2,855,639	USD	860,560	UBS AG	05/03/18	2,315
USD	304,672	EUR	247,000	Nomura International plc	05/04/18	79
USD	154,997	ZAR	1,841,548	JP Morgan Chase Bank NA	05/04/18	128
EUR	175,000	JPY	22,772,870	Barclays Bank plc	05/07/18	1,369
USD	359,500	RUB	20,591,801	BNP Paribas SA	05/07/18	1,674
TRY	845,601	USD	211,000	Goldman Sachs International	05/09/18	1,012
USD	220,000	COP	614,130,000	UBS AG	05/09/18	352
USD	236,284	EUR	190,800	Royal Bank of Scotland plc	05/09/18	909
CAD	112,505	USD	87,000	Bank of America NA	05/15/18	395
MXN	2,964,766	USD	158,250	Goldman Sachs International	05/15/18	3,755

20

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	2,907,511	USD	158,250	JP Morgan Chase Bank NA	05/15/18	$626
ARS	2,564,378	USD	123,000	BNP Paribas SA	05/16/18	1,516
USD	918,617	ZAR	10,929,434	Deutsche Bank AG	05/16/18	980
USD	508,878	EUR	411,513	JP Morgan Chase Bank NA	05/18/18	889
ARS	2,543,455	USD	123,000	Citibank NA	05/21/18	171
RUB	8,631,198	USD	149,000	Deutsche Bank AG	06/06/18	454
ARS	1,486,800	USD	70,000	BNP Paribas SA	06/13/18	1,093
ARS	3,764,790	USD	177,000	Citibank NA	06/13/18	3,016
AUD	288,992	EUR	178,000	Citibank NA	06/20/18	1,692
CAD	178,000	NOK	1,050,574	Citibank NA	06/20/18	4,008
NZD	473,486	AUD	444,000	HSBC Bank plc	06/20/18	1,019
SEK	3,887,664	CHF	444,000	JP Morgan Chase Bank NA	06/20/18	796
TRY	355,000	ZAR	1,040,150	BNP Paribas SA	06/20/18	978
USD	155,762	GBP	110,000	Bank of America NA	06/20/18	919
USD	25,000	NOK	192,743	HSBC Bank plc	06/20/18	350
USD	128,873	NZD	178,000	Deutsche Bank AG	06/20/18	265
ZAR	1,068,728	TRY	355,000	BNP Paribas SA	06/20/18	1,410
USD	1,254,764	TRY	4,871,628	BNP Paribas SA	06/25/18	50,209
USD	493,399	TRY	1,962,372	Citibank NA	06/25/18	8,184
IDR	9,158,485,500	USD	661,000	Deutsche Bank AG	06/26/18	1,864
USD	425,657	TRY	1,728,863	BNP Paribas SA	08/20/18	5,405
USD	586,100	TRY	2,362,137	Citibank NA	08/20/18	11,912
MXN	9,638,195	USD	495,000	HSBC Bank plc	11/26/18	15,929
USD	1,543,322	JPY	154,610,000	HSBC Bank plc	03/16/20	3,457

						250,000

BRL	459,578	USD	140,000	Goldman Sachs International	04/03/18	(795)
BRL	2,340,775	USD	720,560	UBS AG	04/03/18	(11,546)
USD	860,560	BRL	2,847,593	UBS AG	04/03/18	(1,968)
USD	72,191	ARS	1,456,955	HSBC Securities USA, Inc.	04/04/18	(137)
USD	311,303	EUR	254,000	Bank of America NA	04/04/18	(1,253)
USD	418,753	GBP	301,000	Standard Chartered Bank	04/04/18	(3,568)
CAD	174,000	MXN	2,577,062	Morgan Stanley & Co. International plc	04/05/18	(6,648)
CLP	66,154,000	USD	110,000	UBS AG	04/05/18	(454)
EUR	247,000	USD	304,794	Morgan Stanley & Co. International plc	04/05/18	(830)
EUR	247,000	USD	304,046	Nomura International plc	04/05/18	(83)
RUB	8,507,900	USD	149,000	Morgan Stanley & Co. International plc	04/05/18	(523)
USD	301,379	EUR	247,000	Bank of America NA	04/05/18	(2,584)
USD	302,393	EUR	247,000	Goldman Sachs International	04/05/18	(1,571)
USD	149,000	RUB	8,573,460	Deutsche Bank AG	04/05/18	(621)
COP	613,800,000	USD	220,000	UBS AG	04/09/18	(344)
TRY	5,162,983	USD	1,345,487	BNP Paribas SA	04/09/18	(39,146)
TRY	1,353,766	USD	353,044	JP Morgan Chase Bank NA	04/09/18	(10,514)
USD	139,200	CAD	180,672	UBS AG	04/09/18	(1,052)
USD	151,291	COP	433,167,005	Credit Suisse International	04/09/18	(3,723)
USD	110,000	COP	314,875,000	HSBC Bank plc	04/09/18	(2,682)
USD	211,000	TRY	838,239	Goldman Sachs International	04/09/18	(1,092)
EUR	88,000	CNY	688,211	Royal Bank of Scotland plc	04/12/18	(1,408)
USD	903,169	RUB	52,163,427	Deutsche Bank AG	04/12/18	(6,379)
USD	56,500	TRY	227,159	Goldman Sachs International	04/20/18	(785)
AUD	204,400	USD	157,404	Goldman Sachs International	04/23/18	(415)
USD	495,000	MXN	9,310,010	HSBC Bank plc	04/23/18	(15,540)
ZAR	894,534	USD	75,920	Royal Bank of Scotland plc	04/23/18	(576)
USD	155,000	IDR	2,144,890,000	BNP Paribas SA	04/26/18	(1,045)
USD	661,000	IDR	9,106,597,000	Deutsche Bank AG	04/26/18	(1,523)
USD	165,000	IDR	2,283,105,000	UBS AG	04/26/18	(1,100)
AUD	204,400	NZD	218,174	Bank of America NA	04/27/18	(676)
EUR	72,000	BRL	295,099	Barclays Bank plc	04/27/18	(468)
RUB	7,296,785	USD	127,000	Deutsche Bank AG	04/27/18	(35)
USD	156,932	AUD	204,400	Nomura International plc	04/27/18	(58)
CAD	174,000	MXN	2,479,315	Goldman Sachs International	05/04/18	(590)
EUR	104,300	RUB	7,484,568	BNP Paribas SA	05/07/18	(1,412)
JPY	22,814,837	EUR	175,000	Bank of America NA	05/07/18	(974)
JPY	7,632,532	USD	72,000	Bank of America NA	05/07/18	(114)

21

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	21,021,393	USD	367,000	BNP Paribas SA	05/07/18	$(1,709)
USD	72,000	JPY	7,659,992	BNP Paribas SA	05/07/18	(145)
USD	105,000	RUB	6,107,850	BNP Paribas SA	05/07/18	(1,137)
USD	115,200	RUB	6,680,448	Citibank NA	05/07/18	(887)
USD	176,000	TWD	5,140,960	Bank of America NA	05/07/18	(1,227)
USD	91,296	ZAR	1,109,443	BNP Paribas SA	05/07/18	(1,967)
USD	3,604	ZAR	43,775	JP Morgan Chase Bank NA	05/07/18	(76)
USD	316,500	MXN	5,996,108	Barclays Bank plc	05/15/18	(11,148)
USD	66,041	EUR	53,551	Nomura International plc	05/21/18	(79)
USD	124,771	MXN	2,372,369	Barclays Bank plc	05/22/18	(4,711)
AUD	682,000	NZD	728,081	Citibank NA	06/20/18	(2,135)
CHF	188,443	USD	200,000	UBS AG	06/20/18	(1,552)
EUR	178,000	AUD	287,724	JP Morgan Chase Bank NA	06/20/18	(718)
GBP	110,000	USD	155,328	Barclays Bank plc	06/20/18	(485)
NOK	1,073,566	CAD	178,000	Deutsche Bank AG	06/20/18	(1,067)
NZD	178,000	USD	128,880	Deutsche Bank AG	06/20/18	(273)
SEK	1,761,445	EUR	175,000	Bank of America NA	06/20/18	(4,388)
TRY	6,834,000	USD	1,767,725	BNP Paribas SA	06/25/18	(77,956)
USD	130,000	ARS	2,792,790	BNP Paribas SA	07/02/18	(2,091)
TRY	4,091,000	USD	1,052,307	BNP Paribas SA	08/20/18	(57,867)
USD	219,000	ARS	4,906,082	BNP Paribas SA	09/14/18	(4,427)
USD	1,504,520	EUR	1,160,000	Deutsche Bank AG	12/13/19	(180)
USD	1,514,264	EUR	1,160,000	Deutsche Bank AG	02/25/20	(129)

						(300,586)

	Net Unrealized Depreciation					$(50,586)

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Down and Out	Morgan Stanley & Co. International plc	04/27/18	TRY	3.65	TRY	3.50	USD	1,951	$16
EUR Currency	One-Touch	Morgan Stanley & Co. International plc	06/07/18	TRY	4.35	TRY	4.35	EUR	13	24

										40

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/04/18	CAD	1.31	USD	174	$19
USD Currency	Bank of America NA	04/06/18	CAD	1.25	USD	174	5,094
USD Currency	Deutsche Bank AG	04/10/18	CAD	1.27	USD	7,823	139,155
USD Currency	HSBC Bank plc	04/10/18	CAD	1.30	USD	7,823	10,445
USD Currency	Deutsche Bank AG	04/12/18	BRL	3.47	USD	183	25
USD Currency	Goldman Sachs International	04/12/18	BRL	3.47	USD	183	25
USD Currency	JP Morgan Chase Bank NA	04/17/18	TWD	29.30	USD	181	325
USD Currency	Goldman Sachs International	04/19/18	BRL	3.35	USD	118	526
USD Currency	Deutsche Bank AG	05/08/18	CAD	1.32	USD	1,867	4,560
USD Currency	Deutsche Bank AG	05/10/18	JPY	108.45	USD	1,867	5,645
USD Currency	Deutsche Bank AG	05/16/18	MXN	20.00	USD	146	141
USD Currency	BNP Paribas SA	05/17/18	BRL	3.35	USD	340	3,582
USD Currency	JP Morgan Chase Bank NA	06/08/18	CNH	6.50	USD	181	278
USD Currency	Bank of America NA	06/13/18	CHF	1.00	USD	275	266
USD Currency	BNP Paribas SA	06/13/18	CAD	1.29	USD	515	6,280
USD Currency	Citibank NA	06/13/18	SEK	8.53	USD	255	1,552
USD Currency	Deutsche Bank AG	06/13/18	JPY	113.40	USD	770	371
USD Currency	Bank of America NA	06/25/18	CAD	1.31	USD	1,206	10,783
USD Currency	Morgan Stanley & Co. International plc	06/25/18	JPY	110.35	USD	1,375	3,895
USD Currency	JP Morgan Chase Bank NA	07/19/18	MXN	20.00	USD	146	1,158

							194,125

22

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Deutsche Bank AG	04/04/18	TRY	3.90	USD	220	$140
EUR Currency	Deutsche Bank AG	04/11/18	SEK	10.10	EUR	110	46
USD Currency	Deutsche Bank AG	04/11/18	SEK	8.16	USD	110	53
USD Currency	Royal Bank of Scotland plc	04/11/18	CAD	1.27	USD	174	99
USD Currency	Deutsche Bank AG	04/12/18	BRL	3.28	USD	183	777
USD Currency	JP Morgan Chase Bank NA	04/12/18	IDR	13,400.00	USD	180	5
USD Currency	Deutsche Bank AG	04/13/18	MXN	18.50	USD	197	3,607
EUR Currency	Citibank NA	04/18/18	USD	1.23	EUR	183	1,192
USD Currency	BNP Paribas SA	04/19/18	ZAR	11.80	USD	190	1,733
USD Currency	Deutsche Bank AG	04/20/18	CAD	1.29	USD	174	1,474
USD Currency	Deutsche Bank AG	04/27/18	TRY	3.98	USD	220	1,452
USD Currency	Citibank NA	04/30/18	TRY	3.65	USD	220	1
AUD Currency	Deutsche Bank AG	05/10/18	USD	0.76	AUD	2,036	9,857
EUR Currency	Deutsche Bank AG	05/10/18	USD	1.21	EUR	1,951	4,746
GBP Currency	Deutsche Bank AG	05/10/18	USD	1.35	GBP	1,103	1,746
USD Currency	Goldman Sachs International	05/18/18	TRY	3.91	USD	162	936
USD Currency	Barclays Bank plc	05/21/18	MXN	18.55	USD	220	5,412
AUD Currency	HSBC Bank plc	06/13/18	USD	0.76	AUD	850	6,774
EUR Currency	HSBC Bank plc	06/13/18	USD	1.17	EUR	3,245	2,447
AUD Currency	Morgan Stanley & Co. International plc	06/25/18	USD	0.75	AUD	1,358	9,588
EUR Currency	Deutsche Bank AG	06/25/18	USD	1.21	EUR	1,087	6,026
GBP Currency	Morgan Stanley & Co. International plc	06/25/18	USD	1.35	GBP	781	3,665
USD Currency	Deutsche Bank AG	06/27/18	TRY	3.99	USD	162	2,455
USD Currency	Deutsche Bank AG	08/13/18	MXN	18.50	USD	440	13,349
USD Currency	Deutsche Bank AG	08/16/18	MXN	18.50	USD	440	13,418

							90,998

							$285,123

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/10/18	CAD	1.30	USD	7,823	$(10,651)
USD Currency	HSBC Bank plc	04/10/18	CAD	1.27	USD	7,823	(138,612)
EUR Currency	Morgan Stanley & Co. International plc	04/12/18	BRL	4.13	EUR	183	(503)
USD Currency	JP Morgan Chase Bank NA	04/12/18	IDR	13,550.00	USD	180	(2,524)
EUR Currency	Citibank NA	04/18/18	USD	1.30	EUR	183	(1)
AUD Currency	Morgan Stanley & Co. International plc	04/23/18	USD	0.79	AUD	204	(142)
CAD Currency	Deutsche Bank AG	05/03/18	MXN	14.80	CAD	174	(268)
EUR Currency	Deutsche Bank AG	05/03/18	RUB	70.00	EUR	149	(3,658)
USD Currency	BNP Paribas SA	05/03/18	ZAR	12.05	USD	190	(1,820)
EUR Currency	BNP Paribas SA	05/25/18	BRL	4.17	EUR	90	(1,032)
USD Currency	Bank of America NA	06/13/18	CHF	1.05	USD	275	(8)
USD Currency	BNP Paribas SA	06/13/18	CAD	1.36	USD	515	(868)
USD Currency	Citibank NA	06/13/18	SEK	8.95	USD	255	(214)
USD Currency	Deutsche Bank AG	06/13/18	JPY	119.00	USD	770	(11)
USD Currency	JP Morgan Chase Bank NA	07/19/18	MXN	22.50	USD	146	(124)
USD Currency	Deutsche Bank AG	08/13/18	MXN	21.00	USD	440	(2,701)
USD Currency	Deutsche Bank AG	08/16/18	MXN	21.00	USD	440	(2,861)

							$(165,998)

Put
USD Currency	Deutsche Bank AG	04/11/18	RUB	57.00	USD	127	(425)
USD Currency	Deutsche Bank AG	04/13/18	CAD	1.21	USD	197	—
AUD Currency	Morgan Stanley & Co. International plc	04/23/18	USD	0.78	AUD	204	(2,086)
AUD Currency	HSBC Bank plc	06/13/18	USD	0.72	AUD	850	(1,045)
EUR Currency	HSBC Bank plc	06/13/18	USD	1.11	EUR	3,245	(43)

							$(3,599)

							$(169,597)

23

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Bank of America NA	03/23/20	2.95%	USD	23,945	$(213,697)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.02%	Semi-Annual	Bank of America NA	03/23/20	3.02%	USD	23,945	(232,564)

Total										(446,261)

Put
2-Year Interest Rate Swap	2.95%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/23/20	2.95%	USD	23,945	(146,050)
2-Year Interest Rate Swap	3.02%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/23/20	3.02%	USD	23,945	(132,899)

										(278,949)

										$(725,210)

OTC Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
2Y-10Y CMS Index Cap	0.49%	Citibank NA	04/23/18	USD	256,185	$26	$71,732	$(71,706)
2Y-10Y CMS Index Cap	0.39%	Citibank NA	05/29/18	USD	57,540	2,184	21,865	(19,681)
2Y-10Y CMS Index Cap	0.44%	Citibank NA	07/23/18	USD	134,835	10,311	67,418	(57,107)
2Y-10Y CMS Index Cap	0.34%	Citibank NA	08/28/18	USD	33,850	9,109	22,172	(13,063)

						$21,630	$183,187	$(161,557)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	USD 1,968	$(33,029)	$(34,388)	$1,359

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	135	$(1,503)	$544	$(2,047)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	135	(1,500)	856	(2,356)
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	147	4,580	4,488	92
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	170	5,297	5,049	248
Federative Republic of Brazil	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	123	3,833	3,518	315
Republic of Argentina	5.00%	Quarterly	Goldman Sachs International	06/20/23	USD	377	(37,275)	(37,826)	551
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	USD	209	5,283	5,638	(355)
Republic of the Philippines	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	670	(8,616)	(8,311)	(305)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	228	1,239	1,898	(659)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	108	586	923	(337)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	263	1,428	2,284	(856)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	210	1,141	1,812	(671)
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	09/17/58	USD	150	65	1,808	(1,743)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	120	51	1,465	(1,414)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	230	99	2,988	(2,889)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	90	39	1,085	(1,046)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	100	44	1,205	(1,161)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	230	(1,700)	0	(1,700)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	200	(1,479)	(149)	(1,330)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	140	(1,036)	(20)	(1,016)
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	30	4,410	2,895	1,515

							$(25,014)	$(7,850)	$(17,164)

24

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund

OTC Credit Default Swaps — Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Quarterly	Goldman Sachs International	06/20/19	NR	USD	95	$63	$(711)	$774
Transocean, Inc.	1.00%	Quarterly	Goldman Sachs International	06/20/19	NR	USD	15	10	(112)	122
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	135	1,504	(628)	2,132
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	09/20/20	BBB+	USD	135	1,501	(748)	2,249
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	NR	USD	390	(120)	(2,561)	2,441
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	02/17/51	NR	USD	95	(49)	(1,260)	1,211
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	A3	USD	60	(2,751)	(5,983)	3,232
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	A3	USD	60	(2,751)	(3,304)	553
CMBX.NA.8.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	10/17/57	NR	USD	31	(4,687)	(4,687)	—
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	13	(553)	(400)	(153)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	20	(851)	(1,012)	161
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	NR	USD	32	(1,361)	(972)	(389)
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	NR	USD	170	(7,229)	(8,664)	1,435
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	NR	USD	50	(2,126)	(1,321)	(805)
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	NR	USD	30	(1,275)	(947)	(328)
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	NR	USD	6	(249)	(700)	451
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	60	(2,552)	(3,116)	564
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	44	(1,871)	(942)	(929)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	30	(1,275)	(608)	(667)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	30	(1,275)	(580)	(695)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	60	(2,552)	(2,952)	400
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	4	(517)	(405)	(112)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	45	(5,816)	(4,672)	(1,144)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2	(258)	(240)	(18)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	30	(3,877)	(3,678)	(199)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	69	(8,907)	(6,806)	(2,101)
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	60	(2,715)	(2,662)	(53)
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	120	(5,429)	(5,231)	(198)
CMBX.NA.10.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	11/17/59	NR	USD	10	(1,108)	(868)	(240)
CMBX.NA.6.A	2.00%	Monthly	Morgan Stanley & Co. International plc	05/11/63	A3	USD	60	(2,636)	(2,638)	2
CMBX.NA.6.A	2.00%	Monthly	Morgan Stanley & Co. International plc	05/11/63	A3	USD	30	(1,318)	(1,293)	(25)
CMBX.NA.6.AA	1.50%	Monthly	Morgan Stanley & Co. International plc	05/11/63	NR	USD	90	(348)	213	(561)
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	NR	USD	30	(4,410)	(2,394)	(2,016)

								$(67,788)	$(72,882)	$5,094

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency			Notional Amount (000)
28 day MXIBTIIE	Monthly	7.81%	Monthly	N/A	06/07/18	MXN	21,900	$(179)	$—	$(179)
28 day MXIBTIIE	Monthly	7.85%	Monthly	N/A	06/12/18	MXN	21,900	(86)	—	(86)
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A	01/28/19	MXN	25,421	6,025	—	6,025
28 day MXIBTIIE	Monthly	7.32%	Monthly	N/A	02/20/20	MXN	24,364	(6,831)	—	(6,831)
28 day MXIBTIIE	Monthly	7.16%	Monthly	N/A	04/29/20	MXN	24,200	(10,856)	—	(10,856)
28 day MXIBTIIE	Monthly	7.66%	Monthly	N/A	02/22/21	MXN	29,524	9,654	—	9,654
28 day MXIBTIIE	Monthly	7.47%	Monthly	N/A	03/07/22	MXN	4,159	578	—	578
28 day MXIBTIIE	Monthly	7.48%	Monthly	N/A	03/07/22	MXN	4,159	657	—	657
7.13%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/07/22	MXN	3,789	2,210	—	2,210
7.14%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/10/22	MXN	1,532	854	—	854
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	5,081	3,206	—	3,206
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	3,855	2,390	—	2,390
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A	07/17/25	MXN	1,733	(6,540)	—	(6,540)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	60	(2,411)	—	(2,411)
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A	09/11/25	USD	91	2,839	—	2,839
2.96%	Annual	6 month WIBOR	Semi-Annual	N/A	03/06/28	PLN	835	(2,275)	—	(2,275)

25

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund

Paid by the Fund		Received by the Fund		Effective Date		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency				Notional Amount (000)
7.64%	Quarterly	3 month JIBAR	Quarterly	N/A		03/06/28	ZAR	3,505	$(456)	—	$(456)
7.66%	Quarterly	3 month JIBAR	Quarterly	N/A		03/06/28	ZAR	3,560	(889)	—	(889)
2.94%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/14/28	USD	70	(1,061)	—	(1,061)
2.89%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/19/28	USD	30	(318)	—	(318)
3.01%	Annual	6 month WIBOR	Semi-Annual	06/20/18	(a)	06/20/28	PLN	830	(2,047)	—	(2,047)

									$(5,536)	$—	$(5,536)

(a)	Forward Swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty
4.85%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	11/01/18	MXN	716	$732	$—	$732
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	11/21/18	MXN	8,086	(2,548)	—	(2,548)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA	11/21/18	MXN	9,703	(3,094)	—	(3,094)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	11/28/18	MXN	13,800	(4,819)	—	(4,819)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA	11/28/18	MXN	7,828	(2,733)	—	(2,733)
7.02%	At Termination	1 day BZDIOVER	At Termination	Bank of America NA	01/02/19	BRL	5,244	(10,282)	—	(10,282)
7.75%	At Termination	1 day BZDIOVER	At Termination	Bank of America NA	01/02/19	BRL	3,153	(13,127)	—	(13,127)
1 day BZDIOVER	At Termination	9.25%	At Termination	Citibank NA	01/02/19	BRL	2,921	27,793	—	27,793
1 day BZDIOVER	At Termination	9.28%	At Termination	JP Morgan Chase Bank NA	01/02/19	BRL	2,773	26,685	—	26,685
1 day BZDIOVER	At Termination	7.70%	At Termination	Bank of America NA	01/02/20	BRL	2,199	8,290	—	8,290
1 day BZDIOVER	At Termination	7.78%	At Termination	Citibank NA	01/02/20	BRL	3,305	13,926	—	13,926
1 day BZDIOVER	At Termination	7.82%	At Termination	Citibank NA	01/02/20	BRL	1,598	7,076	—	7,076
1 day BZDIOVER	At Termination	9.14%	At Termination	Bank of America NA	01/04/21	BRL	1,400	18,187	—	18,187
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	470	(13,624)	—	(13,624)
5.36%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	02/12/23	COP	550,892	(1,482)	—	(1,482)
5.42%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	02/13/23	COP	550,892	(1,990)	—	(1,990)
5.40%	Quarterly	1 day IBRCOL	Quarterly	JP Morgan Chase Bank NA	02/14/23	COP	561,157	278	—	278
5.41%	Quarterly	1 day IBRCOL	Quarterly	JP Morgan Chase Bank NA	02/15/23	COP	561,157	218	—	218
5.40%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	02/23/23	COP	1,105,206	(3,503)	—	(3,503)
5.45%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	03/08/23	COP	1,086,154	(4,250)	—	(4,250)
5.47%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	03/09/23	COP	108,615	(447)	—	(447)
5.45%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA	03/12/23	COP	419,187	(1,572)	—	(1,572)
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	672	3,534	—	3,534
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	541	(1,825)	—	(1,825)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	06/09/25	MXN	271	(992)	—	(992)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	864	(3,245)	—	(3,245)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	3,395	13,106	—	13,106
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	122	(506)	—	(506)

								$49,786	$—	$49,786

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date (a)	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (Amount)/ Reference	Frequency	Rate/Reference	Frequency
iBoxx USD Liquid High Yield Index September 2018	Quarterly	3 month LIBOR	At Termination	Goldman Sachs International	09/20/18	USD 4,380	$9,544	$(13,781)	$23,325

(a)	Certain swaps have no stated termination and can be terminated by either party at any time.

26

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price (a)	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium (Received Paid)	Unrealized Appreciation (Depreciation)
USD Currency	8.90%	Deutsche Bank AG	02/26/19	USD 718	$555	$—	$555
USD Currency	8.90%	Deutsche Bank AG	02/26/19	USD 1,430	1,104	—	1,104

					$1,659	$—	$1,659

(a)	At expiration, the Fund receives the difference between the realized volatility and predefined volatility strike price multiplied by the notional amount.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference index		Reference rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 day IBRCOL	Colombian Overnight Interbank Reference Rate	4.27%
3 month JIBAR	Johannesburg Interbank Average Rate	6.87%
3 month LIBOR	London Interbank Offered Rate	2.31%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	7.85%
6 month WIBOR	Warsaw Interbank Offered Rate	1.68%

Currency Abbreviations

ARS	Argentinian Nuevo peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah

JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
GO	General Obligation Bonds
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexican Equilibrium Interbank Interest Rate
OTC	Over-the-counter
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TBA	To-be-announced
WIBOR	Warsaw Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

27

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$51,939,170	$2,387,310	$54,326,480
Corporate Bonds:
Aerospace & Defense	—	1,958,166	—	1,958,166
Air Freight & Logistics	—	290,504	—	290,504
Airlines	—	1,311,402	—	1,311,402
Auto Components	—	680,140	—	680,140
Automobiles	—	971,013	—	971,013
Banks	—	26,716,922	—	26,716,922
Beverages	—	2,386,882	—	2,386,882
Biotechnology	—	3,357,726	—	3,357,726
Building Products	—	641,175	—	641,175
Capital Markets	—	5,251,544	—	5,251,544
Chemicals	—	525,228	—	525,228
Commercial Services & Supplies	—	363,390	—	363,390
Communications Equipment	—	63,028	—	63,028
Consumer Finance	—	5,550,156	—	5,550,156
Containers & Packaging	—	719,499	—	719,499
Diversified Consumer Services	—	905,825	—	905,825
Diversified Financial Services	—	1,532,244	1,000,000	2,532,244
Diversified Telecommunication Services	—	5,729,067	—	5,729,067
Electric Utilities	—	6,314,828	—	6,314,828
Electrical Equipment	—	115,266	—	115,266
Electronic Equipment, Instruments & Components	—	203,698	—	203,698
Energy Equipment & Services	—	957,227	—	957,227
Equity Real Estate Investment Trusts (REITs)	—	2,078,911	—	2,078,911
Food & Staples Retailing	—	1,326,762	—	1,326,762
Food Products	—	457,420	—	457,420
Gas Utilities	—	101,627	—	101,627
Health Care Equipment & Supplies	—	2,644,680	—	2,644,680
Health Care Providers & Services	—	3,521,459	—	3,521,459
Hotels, Restaurants & Leisure	—	441,489	—	441,489
Household Durables	—	251,745	—	251,745
Industrial Conglomerates	—	304,335	—	304,335
Insurance	—	2,004,137	—	2,004,137
IT Services	—	625,305	—	625,305
Life Sciences Tools & Services	—	766,341	—	766,341
Media	—	3,803,719	—	3,803,719
Metals & Mining	—	1,856,646	—	1,856,646

28

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund

	Level 1	Level 2	Level 3	Total
Multiline Retail	$—	$218,349	$—	$218,349
Multi-Utilities	—	444,857	—	444,857
Oil, Gas & Consumable Fuels	—	10,017,901	—	10,017,901
Paper & Forest Products	—	120,037	—	120,037
Pharmaceuticals	—	1,966,101	—	1,966,101
Road & Rail	—	1,098,694	—	1,098,694
Semiconductors & Semiconductor Equipment	—	4,013,957	—	4,013,957
Software	—	3,332,886	—	3,332,886
Specialty Retail	—	309,835	—	309,835
Technology Hardware, Storage & Peripherals	—	3,153,509	—	3,153,509
Thrifts & Mortgage Finance	—	323,214	—	323,214
Tobacco	—	1,348,556	—	1,348,556
Trading Companies & Distributors	—	703,557	—	703,557
Wireless Telecommunication Services	—	1,600,992	—	1,600,992
Floating Rate Loan Interests	—	1,981,617	1,568,331	3,549,948
Foreign Agency Obligations	—	1,015,559	—	1,015,559
Foreign Government Obligations	—	19,368,915	—	19,368,915
Municipal Bonds	—	16,481,374	—	16,481,374
Non-Agency Mortgage-Backed Securities	—	26,515,850	2,091,112	28,606,962
Preferred Securities	379,871	470,075	—	849,946
U.S. Government Sponsored Agency Securities	—	154,333,747	31,100	154,364,847
U.S. Treasury Obligations	—	48,564,444	—	48,564,444
Short-Term Securities:
Borrowed Bond Agreements	—	8,042,801	—	8,042,801
Foreign Government Obligations	—	10,287,775	—	10,287,775
Money Market Funds	48,460,015	—	—	48,460,015
Options Purchased:
Foreign currency exchange contracts	—	285,163	—	285,163
Interest rate contracts	—	21,630	—	21,630
Liabilities:
Borrowed Bonds	—	(8,084,076)	—	(8,084,076)
TBA Sale Commitments	—	(33,807,926)	—	(33,807,926)

	$48,839,886	$412,798,069	$7,077,853	$468,715,808

Derivative Financial Instruments(a)
Assets:
Credit contracts	—	19,807	—	19,807
Equity Contracts	—	23,325	—	23,325
Foreign currency exchange contracts	—	251,659	—	251,659
Interest rate contracts	380,667	148,238	—	528,905
Liabilities:
Credit contracts	—	(30,518)	—	(30,518)
Foreign currency exchange contracts	—	(470,183)	—	(470,183)
Interest rate contracts	(344,884)	(829,198)	—	(1,174,082)

Total	$35,783	$(886,870)	$—	$(851,087)

(a)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2018, there were no transfers between Level 1 and Level 2.

29

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Total Return V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening Balance, as of December 31, 2017	2,576,403	1,000,000	1,599,976	2,319,947	—	7,496,326
Transfers into Level 3	144,776	—	—	156,924	33,413	335,113
Transfers out of Level 3(a)	(1,554,640)	—	—	(442,519)	—	(1,997,159)
Other(b)	489,999	—	—	(489,999)	—	—
Accrued discounts/premiums	4,906	—	1,062	1,684	(17)	7,635
Net realized gain (loss)	(2,240)	—	1,865	2,334	(446)	1,513
Net change in unrealized appreciation (depreciation)(c)	(6,583)	—	14,332	(20,815)	(1,850)	(14,916)
Purchases	880,000	—	164,764	630,105	—	1,674,869
Sales	(145,311)	—	(213,668)	(66,549)	—	(425,528)
Closing Balance, as of March 31, 2018	2,387,310	1,000,000	1,568,331	2,091,112	31,100	7,077,853

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(c)	(6,583)	—	14,332	(20,815)	(1,850)	(14,916)

(a)	As of December 31, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2018, the Fund used observable inputs in determining the value of the same investments. As a result, the investments at beginning of the period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(b)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.
(c)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

30

Schedule of Investments (unaudited) March 31, 2018	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 5.7%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 3.48%, 09/15/26(a)(b)	USD	210	$213,499
BSPRT Issuer Ltd., Series 2017-FL1, Class A, 3.13%, 06/15/27(a)(b)		200	200,867
CIFC Funding Ltd., Series 2014-V, 3.13%, 01/17/27(a)		400	400,145
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 3.04%, 08/15/30(a)(b)		700	706,207
OCP CLO Ltd., Series 2012-2A, Class A1R, 3.30%, 11/22/25(a)(b)		556	557,792
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.86%, 04/20/25(a)(b)		375	375,427
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34(b)		100	98,389
Romark WM-R Ltd., Series 2018-1A, Class A1, 1.36%, 04/20/31(a)(b)		500	500,000
Washington Mill CLO Ltd., Series 2014-1A, Class A1R, 2.96%, 04/20/26(a)(b)		500	500,005

Total Asset-Backed Securities — 5.7% (Cost: $3,535,923)			3,552,331

Non-Agency Mortgage-Backed Securities — 4.1%

Commercial Mortgage-Backed Securities — 3.4%(b)
AREIT Trust, Series 2018-CRE1, Class A, 2.63%, 02/15/35(a)(c)		160	160,048
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 3.16%, 07/05/33(a)		700	701,752
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29		440	434,549
CSMC Trust:
Series 2016-MFF, Class A, 3.38%, 11/15/33(a)		69	69,742
Series 2017-CALI, Class A, 3.43%, 11/10/32		120	120,233
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/34		180	180,571
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 3.08%, 12/15/34(a)		143	143,398
LMREC, Inc., Series 2016-CRE2, Class A, 3.55%, 11/24/31(a)		100	100,000
RAIT Trust, Series 2017-FL7, Class A, 2.73%, 06/15/37(a)		248	248,109

			2,158,402
Interest Only Commercial Mortgage-Backed Securities — 0.7%(a)
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.75%, 05/10/58		846	86,360
Commercial Mortgage Trust, Series 2015-CR24, Class XA, 0.81%, 08/10/48		1,138	52,814
Core Industrial Trust(b):
Series 2015-CALW, Class XA, 0.81%, 02/10/34		3,895	106,424
Series 2015-TEXW, Class XA, 0.77%, 02/10/34		3,300	86,073
Series 2015-WEST, Class XA, 0.93%, 02/10/37		1,600	90,778

			422,449
Total Non-Agency Mortgage-Backed Securities — 4.1% (Cost: $2,622,238)			2,580,851

U.S. Government Sponsored Agency Securities — 78.2%

Agency Obligations — 0.8%
Federal Home Loan Bank, 4.00%, 04/10/28		500	539,275

Collateralized Mortgage Obligations — 1.8%
Federal National Mortgage Association:
Series 2017-69, Class HA, 3.00%, 06/25/46		666	661,270
Series 2011-8, Class ZA, 4.00%, 02/25/41		266	276,317
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.78%, 07/20/39(a)		188	212,939

			1,150,526

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities — 1.5%(a)
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2015-K718, Class X2A, 0.10%, 02/25/22(b)	USD	22,599	$69,339
Series K064, Class X1, 0.61%, 03/25/27		1,396	65,139
Series K718, Class X1, 0.64%, 01/25/22		326	6,775
Federal National Mortgage Association ACES Variable Rate Notes:
Series 2015-M1, Class X2, 0.55%, 09/25/24		5,084	151,758
Series 2016-M4, Class X2, 2.73%, 01/25/39		404	43,391
Government National Mortgage Association Variable Rate Notes:
Series 2002-83, 0.00%, 10/16/42		949	1
Series 2003-17, 0.00%, 03/16/43		2,238	—
Series 2003-109, 0.00%, 11/16/43		2,015	383
Series 2017-54, 0.65%, 12/16/58		182	11,677
Series 2017-168, 0.66%, 12/16/59		737	48,270
Series 2017-72, 0.68%, 04/16/57		1,352	87,858
Series 2017-53, 0.69%, 11/16/56		2,067	126,280
Series 2017-44, 0.70%, 04/17/51		766	46,190
Series 2017-64, 0.72%, 11/16/57		360	24,298
Series 2017-30, 0.76%, 08/16/58		766	49,024
Series 2017-61, 0.77%, 05/16/59		515	40,670
Series 2016-22, 0.77%, 11/16/55		2,619	144,528

			915,581
Mortgage-Backed Securities — 74.1%
Federal Home Loan Mortgage Corp.:
2.50%, 09/01/27 - 02/01/32		472	463,173
2.50%, 04/15/33(d)		297	290,839
3.00%, 01/01/30 - 12/01/46		714	704,531
3.00%, 04/15/33 - 04/15/48(d)		1,535	1,506,175
3.50%, 04/01/31 - 01/01/48		1,779	1,796,219
3.50%, 04/15/48(d)		631	632,259
4.00%, 08/01/40 - 08/01/47		596	616,976
4.00%, 04/15/48 - 05/15/48(d)		1,194	1,224,596
4.50%, 02/01/39 - 11/01/47		420	440,662
5.00%, 10/01/41 - 11/01/41		221	237,802
5.50%, 06/01/41		149	163,761
8.00%, 12/01/29 - 07/01/30		36	41,522
Federal National Mortgage Association:
2.00%, 10/01/31 - 12/01/31		102	97,562
2.50%, 06/01/28 - 09/01/32		985	966,413
2.50%, 04/25/33(d)		1,521	1,490,343
3.00%, 04/01/29 - 03/01/47		4,941	4,880,926
3.00%, 04/25/33 - 04/25/48(d)		684	682,763
3.50%, 04/01/29 - 01/01/48		4,182	4,218,944
3.50%, 04/25/33 - 04/25/48(d)		1,203	1,215,569
4.00%, 01/01/26 - 08/01/47		3,049	3,154,153
4.00%, 04/25/48 - 05/25/48(d)		4,981	5,107,529
4.50%, 05/01/24 - 10/01/47		2,135	2,253,718
4.50%, 04/25/48 - 05/25/48(d)		588	615,160
5.00%, 09/01/35 - 08/01/41		301	324,861
5.50%, 05/01/34 - 12/01/39		289	316,438
6.00%, 04/01/35 - 06/01/41		336	377,375
6.50%, 05/01/40		63	70,225
Government National Mortgage Association:
3.00%, 02/15/45 - 07/20/47		1,081	1,067,437
3.00%, 04/15/48(d)		1,422	1,398,483
3.50%, 12/20/41 - 10/20/46		2,319	2,347,278
3.50%, 04/15/48 - 05/15/48(d)		2,354	2,374,865
4.00%, 09/20/40 - 02/20/47		321	334,632
4.00%, 05/15/48 - 06/15/48(d)		2,026	2,077,955
4.50%, 12/20/39 - 11/20/44		1,979	2,081,895

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
5.00%, 12/15/38 - 07/20/42	USD	145	$155,737
5.50%, 01/15/34		664	736,748

			46,465,524
Total U.S. Government Sponsored Agency Securities — 78.2% (Cost: $49,524,919)			49,070,906

U.S. Treasury Obligations — 53.1%
U.S. Treasury Bonds:
4.25%, 05/15/39		181	220,248
4.50%, 08/15/39		176	221,361
4.38%, 11/15/39		176	217,931
3.13%, 02/15/43		773	796,824
2.88%, 05/15/43 - 11/15/46		997	981,686
3.63%, 08/15/43		738	826,185
3.75%, 11/15/43		868	991,453
3.00%, 02/15/47 - 02/15/48		181	181,977
2.75%, 11/15/47(e)		1,023	977,964
U.S. Treasury Notes:
1.25%, 04/30/19 - 05/31/19(e)		4,666	4,618,766
1.50%, 04/15/20 - 03/31/23		3,461	3,392,421
2.63%, 08/15/20 - 02/28/23(e)		6,258	6,288,463
2.38%, 03/15/21		2,370	2,368,982
1.88%, 04/30/22		1,369	1,335,149
1.75%, 05/31/22 - 09/30/22		2,084	2,018,622
1.63%, 11/15/22 - 04/30/23		1,015	972,835
2.00%, 04/30/24 - 11/15/26		3,843	3,678,381
2.25%, 12/31/24 - 11/15/27		2,812	2,720,346
2.50%, 01/31/25		111	109,751
2.75%, 02/28/25		1	1,004
2.13%, 05/15/25		369	355,350

Total U.S. Treasury Obligations — 53.1% (Cost: $33,835,190)			33,275,699

Total Long-Term Investments — 141.1% (Cost: $89,518,270)			88,479,787

Short-Term Securities – 4.3%

Foreign Government Obligations — 2.1%

Japan — 2.1%
Japan Treasury Bill:(f)
(0.22)%, 05/21/18	JPY	47,150	443,213
(0.21)%, 05/21/18		19,550	183,771
(0.19)%, 06/11/18		65,700	617,641
Total Foreign Government Obligations — 2.1% (Cost: $1,244,268)			1,244,625

	Shares
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.53%(g)(h)		1,410,000	1,410,000

Total Money Market Funds — 2.2% (Cost: $1,410,000)			1,410,000

Total Short-Term Securities — 4.3% (Cost: $2,654,268)			2,654,625

Total Options Purchased — 0.0% (Cost: $59,401)			18,420

Total Investments Before TBA Sale Commitments — 145.4% (Cost: $92,231,939)			91,152,832

Security	Par (000)		Value
TBA Sale Commitments — (25.2)%(d)

Mortgage-Backed Securities — (25.2)%
Federal Home Loan Mortgage Corp.:
3.00%, 04/15/48	USD	51	$(49,725)
3.50%, 04/15/33 - 04/15/48		1,016	(1,021,506)
4.00%, 04/15/48		597	(612,835)
4.50%, 04/15/48		8	(8,376)
Federal National Mortgage Association:
2.00%, 04/25/33		102	(97,442)
3.00%, 04/25/33 - 04/25/48		2,723	(2,687,710)
3.50%, 04/25/33 - 05/25/48		3,931	(3,939,930)
4.00%, 04/25/33 - 04/25/48		2,774	(2,846,810)
4.50%, 04/25/48		294	(307,844)
5.00%, 04/25/48		213	(227,511)
6.00%, 04/25/48		160	(178,056)
Government National Mortgage Association:
3.00%, 04/15/48		374	(367,944)
3.50%, 04/15/48		1,592	(1,607,693)
4.00%, 05/15/48		1,013	(1,039,651)
4.50%, 05/15/48		763	(791,836)

Total TBA Sale Commitments — (25.2)% (Proceeds: $15,726,030)			(15,784,869)

Total Investments Net of TBA Sale Commitments — 120.2% (Cost: $76,505,909)			75,367,963
Liabilities in Excess of Other Assets — (20.2)%			(12,655,667)

Net Assets — 100.0%			$62,712,296

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Represents or includes a TBA transaction.
(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Rates are discount rates or a range of discount rates at the time of purchase.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock U.S. Government Bond V.I. Fund

(h)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,793,803	(383,803)	1,410,000	$1,410,000	$5,824	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
JP Morgan Securities LLC	1.55%	3/29/2018	04/02/18	$982,080	$982,207	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	1.98%	3/29/2018	04/02/18	2,816,029	2,816,493	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	1.98%	3/29/2018	04/02/18	2,391,980	2,392,375	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	1.98%	3/29/2018	04/02/18	2,247,862	2,248,233	U.S. Treasury Obligations	Overnight

Total				$8,437,951	$8,439,308

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
90-Day Eurodollar	13	06/18/18	$3,175	$(8)
U.S. Treasury 2 Year Note	35	06/29/18	7,441	2,216
U.S. Treasury 5 Year Note	13	06/29/18	1,488	2,186
90-Day Eurodollar	14	12/17/18	3,413	904
90-Day Eurodollar	1	03/18/19	244	199

				5,497

Short Contracts
Euro-Bund	1	06/07/18	196	$(2,975)
U.S. Treasury 10 Year Note	62	06/20/18	7,511	(48,168)
90-Day Eurodollar	27	12/16/19	6,562	(6,469)
90-Day Eurodollar	1	06/15/20	243	(364)

				(57,976)

				$(52,479)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	198,483	CAD	14,000	Goldman Sachs International	04/05/18	$47
CAD	23,139	USD	17,920	Deutsche Bank AG	04/09/18	42
TRY	68,946	USD	17,316	BNP Paribas SA	04/09/18	129
TRY	32,590	USD	8,184	Goldman Sachs International	04/09/18	62
USD	630,110	JPY	66,726,710	Credit Suisse International	04/09/18	2,771
USD	25,500	TRY	98,438	BNP Paribas SA	04/09/18	593
CAD	9,072	USD	7,000	Goldman Sachs International	04/12/18	43
CNY	101,946	EUR	13,000	Goldman Sachs International	04/12/18	252
MXN	191,539	USD	10,500	Nomura International plc	04/12/18	21
USD	629,187	JPY	66,630,000	Barclays Bank plc	04/12/18	2,640
ARS	101,750	USD	5,000	BNP Paribas SA	04/20/18	9
ARS	264,654	USD	13,000	Citibank NA	04/20/18	29

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock U.S. Government Bond V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	47,849	USD	12,000	Goldman Sachs International	04/20/18	$67
BRL	149,657	USD	45,100	UBS AG	05/03/18	121
USD	24,670	EUR	20,000	Nomura International plc	05/04/18	6
EUR	14,000	JPY	1,821,829	Barclays Bank plc	05/07/18	110
USD	24,000	RUB	1,374,696	BNP Paribas SA	05/07/18	112
TRY	68,129	USD	17,000	Goldman Sachs International	05/09/18	82
USD	18,947	EUR	15,300	Royal Bank of Scotland plc	05/09/18	73
CAD	9,052	USD	7,000	Bank of America NA	05/15/18	32
MXN	238,867	USD	12,750	Goldman Sachs International	05/15/18	303
MXN	234,254	USD	12,750	JP Morgan Chase Bank NA	05/15/18	51
ARS	187,637	USD	9,000	BNP Paribas SA	05/16/18	111
ARS	186,106	USD	9,000	Citibank NA	05/21/18	13
ARS	106,200	USD	5,000	BNP Paribas SA	06/13/18	78
ARS	276,510	USD	13,000	Citibank NA	06/13/18	221
USD	322,668	TRY	1,204,000	BNP Paribas SA	06/25/18	24,966
IDR	762,052,500	USD	55,000	Deutsche Bank AG	06/26/18	155
USD	189,258	TRY	716,000	BNP Paribas SA	08/20/18	15,212
MXN	720,431	USD	37,000	HSBC Bank plc	11/26/18	1,191

						$49,542

BRL	146,510	USD	45,100	UBS AG	04/03/18	(723)
USD	45,100	BRL	149,236	UBS AG	04/03/18	(103)
USD	61,213	GBP	44,000	Standard Chartered Bank	04/04/18	(521)
CAD	14,000	MXN	207,350	Morgan Stanley & Co. International plc	04/05/18	(535)
EUR	20,000	USD	24,679	Morgan Stanley & Co. International plc	04/05/18	(67)
EUR	20,000	USD	24,619	Nomura International plc	04/05/18	(7)
USD	24,403	EUR	20,000	Bank of America NA	04/05/18	(209)
USD	24,485	EUR	20,000	Goldman Sachs International	04/05/18	(127)
TRY	65,625	USD	17,000	BNP Paribas SA	04/09/18	(395)
USD	11,200	CAD	14,537	UBS AG	04/09/18	(85)
USD	17,000	TRY	67,536	Goldman Sachs International	04/09/18	(88)
EUR	6,500	CNY	50,834	Royal Bank of Scotland plc	04/12/18	(104)
USD	3,500	TRY	14,072	Goldman Sachs International	04/20/18	(49)
USD	37,000	MXN	695,900	HSBC Bank plc	04/23/18	(1,162)
USD	13,000	IDR	179,894,000	BNP Paribas SA	04/26/18	(88)
USD	55,000	IDR	757,735,000	Deutsche Bank AG	04/26/18	(127)
USD	10,000	IDR	138,370,000	UBS AG	04/26/18	(67)
CAD	14,000	MXN	199,485	Goldman Sachs International	05/04/18	(47)
JPY	1,825,187	EUR	14,000	Bank of America NA	05/07/18	(78)
RUB	1,718,370	USD	30,000	BNP Paribas SA	05/07/18	(140)
USD	10,000	RUB	581,700	BNP Paribas SA	05/07/18	(108)
USD	8,000	RUB	463,920	Citibank NA	05/07/18	(62)
USD	13,000	TWD	379,730	Bank of America NA	05/07/18	(91)
USD	25,500	MXN	483,099	Barclays Bank plc	05/15/18	(898)
TRY	602,000	USD	161,333	BNP Paribas SA	06/25/18	(12,483)
TRY	602,000	USD	151,197	Citibank NA	06/25/18	(2,347)
TRY	358,000	USD	94,629	BNP Paribas SA	08/20/18	(7,606)
TRY	358,000	USD	88,551	HSBC Bank plc	08/20/18	(1,529)

						$(29,846)

	Net Unrealized Appreciation					$19,696

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock U.S. Government Bond V.I. Fund

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value
Call
USD
Currency	Down and Out	Morgan Stanley & Co. International plc	04/27/18	TRY 3.65	TRY 3.50	USD 150	$1
Put EUR
Currency	One-Touch	Morgan Stanley & Co. International plc	06/07/18	TRY 4.35	TRY 4.35	EUR 1	2

							3

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/04/18	CAD	1.31	USD	14	$2
USD Currency	Bank of America NA	04/06/18	CAD	1.25	USD	14	410
USD Currency	Deutsche Bank AG	05/08/18	CAD	1.32	USD	272	664
USD Currency	Deutsche Bank AG	05/10/18	JPY	108.45	USD	272	822
USD Currency	Bank of America NA	06/13/18	CHF	1.00	USD	34	33
USD Currency	BNP Paribas SA	06/13/18	CAD	1.29	USD	68	829
USD Currency	Citibank NA	06/13/18	SEK	8.53	USD	34	207
USD Currency	Deutsche Bank AG	06/13/18	JPY	113.40	USD	102	49
USD Currency	Bank of America NA	06/25/18	CAD	1.31	USD	180	1,609
USD Currency	Morgan Stanley & Co. International plc	06/25/18	JPY	110.35	USD	205	581

							5,206

Put
USD Currency	Royal Bank of Scotland plc	04/11/18	CAD	1.27	USD	14	$8
USD Currency	Deutsche Bank AG	04/20/18	CAD	1.29	USD	14	119
AUD Currency	Deutsche Bank AG	05/10/18	USD	0.76	AUD	296	1,433
EUR Currency	Deutsche Bank AG	05/10/18	USD	1.21	EUR	284	691
GBP Currency	Deutsche Bank AG	05/10/18	USD	1.35	GBP	160	253
USD Currency	Goldman Sachs International	05/18/18	TRY	3.91	USD	12	69
USD Currency	Barclays Bank plc	05/21/18	MXN	18.55	USD	15	369
AUD Currency	HSBC Bank USA NA	06/13/18	USD	0.76	AUD	102	813
EUR Currency	HSBC Bank USA NA	06/13/18	USD	1.17	EUR	425	321
AUD Currency	Morgan Stanley & Co. International plc	06/25/18	USD	0.75	AUD	203	1,433
EUR Currency	Deutsche Bank AG	06/25/18	USD	1.21	EUR	162	898
GBP Currency	Morgan Stanley & Co. International plc	06/25/18	USD	1.35	GBP	117	549
USD Currency	Deutsche Bank AG	06/27/18	TRY	3.99	USD	12	182
USD Currency	Deutsche Bank AG	08/13/18	MXN	18.50	USD	30	910

							8,048

							$13,254

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock U.S. Government Bond V.I. Fund

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi-Annual	Bank of America NA	11/16/18	2.50%	USD 2,250	$(4,065)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi-Annual	Bank of America NA	11/26/18	2.50%	USD 2,250	(4,217)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Bank of America NA	03/23/20	2.95%	USD 3,465	(30,923)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.02%	Semi-Annual	Bank of America NA	03/23/20	3.02%	USD 3,465	(33,654)

									$(72,859)

Put
2-Year Interest Rate Swap	2.75%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/16/18	2.75%	USD 2,250	$(7,134)
2-Year Interest Rate Swap	2.75%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/26/18	2.75%	USD 2,250	(7,458)
2-Year Interest Rate Swap	2.95%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/23/20	2.95%	USD 3,465	(21,134)
2-Year Interest Rate Swap	3.02%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/23/20	3.02%	USD 3,465	(19,231)

									$(54,957)

									$(127,816)

OTC Interest Rate Caps Purchased
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
2Y-10 CMS Index Cap	0.49%	Citibank NA	04/23/18	USD	39,570	$4	$11,080	$(11,076)
2Y-10 CMS Index Cap	0.39%	Citibank NA	05/29/18	USD	8,525	324	3,240	(2,916)
2Y-10 CMS Index Cap	0.44%	Citibank NA	07/23/18	USD	20,825	1,592	10,412	(8,820)
30Y-5Y CMS Index Cap	0.30%	Barclays Bank plc	07/30/18	USD	12,500	1,893	7,125	(5,232)
2Y-10 CMS Index Cap	0.34%	Citibank NA	08/28/18	USD	5,015	1,350	3,285	(1,935)

						$5,163	$35,142	$(29,979)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	USD	399	$(6,696)	$(7,089)	$393

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of the Philippines	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	295	$(3,793)	$(3,659)	$(134)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	7	38	60	(22)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	14	76	117	(41)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	13	70	113	(43)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	17	90	144	(54)

							$(3,519)	$(3,225)	$(294)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK Retail Price Index All Items Monthly	At Termination	3.46%	At Termination	10/15/26	GBP	180	3,719	—	$3,719
UK Retail Price Index All Items Monthly	At Termination	3.39%	At Termination	01/15/28	GBP	90	816	—	816
UK Retail Price Index All Items Monthly	At Termination	3.36%	At Termination	02/15/28	GBP	100	1,195	—	1,195
UK Retail Price Index All Items Monthly	At Termination	3.32%	At Termination	03/15/28	GBP	90	(173)	—	(173)
UK Retail Price Index All Items Monthly	At Termination	3.33%	At Termination	03/15/28	GBP	90	7	—	7

							$5,564	—	$5,564

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock U.S. Government Bond V.I. Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency

7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A		01/28/19	MXN	2,947	$698	$—	$698
1.47%	At Termination	1 day Fed Funds	At Termination	12/19/18	(a)	03/20/19	USD	28,245	48,381	—	48,381
1 day Fed Funds	At Termination	1.47%	At Termination	12/19/18	(a)	03/20/19	USD	28,245	(48,380)	(9,135)	(39,245)
28 day MXIBTIIE	Monthly	7.32%	Monthly	N/A		02/20/20	MXN	2,559	(718)	—	(718)
3 month LIBOR	Quarterly	2.58%	Semi-Annual	N/A		03/29/20	USD	3,200	539	—	539
28 day MXIBTIIE	Monthly	7.16%	Monthly	N/A		04/29/20	MXN	2,380	(1,068)	—	(1,068)
3 month LIBOR	Quarterly	1.37%	Semi-Annual	N/A		11/30/20	USD	1,350	(39,106)	5,650	(44,756)
1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/20	USD	2,470	71,548	—	71,548
28 day MXIBTIIE	Monthly	7.66%	Monthly	N/A		02/22/21	MXN	2,198	719	—	719
28 day MXIBTIIE	Monthly	7.48%	Monthly	N/A		03/07/22	MXN	431	68	—	68
28 day MXIBTIIE	Monthly	7.47%	Monthly	N/A		03/07/22	MXN	431	60	—	60
3 month LIBOR	Quarterly	1.84%	Semi-Annual	N/A		08/23/22	USD	500	(17,552)	—	(17,552)
3 month LIBOR	Quarterly	1.88%	Semi-Annual	N/A		09/18/22	USD	300	(10,287)	—	(10,287)
3 month LIBOR	Quarterly	1.98%	Semi-Annual	N/A		09/22/22	USD	750	(22,856)	—	(22,856)
7.13%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/07/22	MXN	321	187	—	187
7.14%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/10/22	MXN	130	72	—	72
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	321	199	—	199
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	424	267	—	267
3 month LIBOR	Quarterly	2.23%	Semi-Annual	N/A		12/20/22	USD	600	(9,055)	—	(9,055)
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/23	USD	1,035	7,479	—	7,479
2.66%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/06/23	USD	1,000	(15)	—	(15)
2.80%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/15/23	USD	1,100	(5,702)	—	(5,702)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	15	(603)	—	(603)
3 month LIBOR	Quarterly	2.64%	Semi-Annual	N/A		01/22/28	USD	600	(5,688)	—	(5,688)
1.50%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		01/25/28	GBP	130	(678)	—	(678)
2.96%	Annual	6 month WIBOR	Semi-Annual	N/A		03/06/28	PLN	61	(166)	—	(166)
2.81%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/08/28	USD	880	(3,914)	—	(3,914)
1.58%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/20/28	GBP	120	(1,545)	—	(1,545)
1.51%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/28/28	GBP	120	(247)	—	(247)
3.01%	Annual	6 month WIBOR	Semi-Annual	06/20/18	(a)	06/20/28	PLN	60	(148)	—	(148)

									$(37,511)	$(3,485)	$(34,026)

(a) Forward swap. OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA		11/21/18	MXN	938	$(295)	—	$(295)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA		11/21/18	MXN	1,125	(359)	—	(359)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA		11/28/18	MXN	1,600	(559)	—	(559)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA		11/28/18	MXN	908	(317)	—	(317)
7.75%	At Termination	1 day BZDIOVER	At Termination	Bank of America NA		01/02/19	BRL	275	(1,145)	—	(1,145)
7.02%	At Termination	1 day BZDIOVER	At Termination	Bank of America NA		01/02/19	BRL	426	(835)	—	(835)
1 day BZDIOVER	At Termination	9.25%	At Termination	Citibank NA		01/02/19	BRL	288	2,739	—	2,739
8.00%	At Termination	1 day BZDIOVER	At Termination	Citibank NA		01/02/19	BRL	274	(1,391)	—	(1,391)
1 day BZDIOVER	At Termination	9.28%	At Termination	JP Morgan Chase Bank NA		01/02/19	BRL	273	2,630	—	2,630
1 day BZDIOVER	At Termination	7.70%	At Termination	Bank of America NA		01/02/20	BRL	195	735	—	735
1 day BZDIOVER	At Termination	7.78%	At Termination	Citibank NA		01/02/20	BRL	292	1,229	—	1,229
1 day BZDIOVER	At Termination	7.82%	At Termination	Citibank NA		01/02/20	BRL	141	626	—	626
1 day BZDIOVER	At Termination	9.14%	At Termination	Bank of America NA		01/04/21	BRL	122	1,583	—	1,583
1 day BZDIOVER	At Termination	9.85%	At Termination	Citibank NA		01/02/23	BRL	64	1,177	—	1,177
5.36%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA		02/12/23	COP	41,572	(112)	—	(112)
5.42%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA		02/13/23	COP	41,572	(150)	—	(150)
5.40%	Quarterly	1 day IBRCOL	Quarterly	JP Morgan Chase Bank NA		02/14/23	COP	42,347	21	—	21
5.41%	Quarterly	1 day IBRCOL	Quarterly	JP Morgan Chase Bank NA		02/15/23	COP	42,347	17	—	17
5.40%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA		02/23/23	COP	83,402	(265)	—	(265)
5.45%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA		03/08/23	COP	79,103	(310)	—	(310)
5.47%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA		03/09/23	COP	7,910	(32)	—	(32)
5.45%	Quarterly	1 day IBRCOL	Quarterly	Citibank NA		03/12/23	COP	30,529	(114)	—	(114)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International		08/06/25	MXN	640	(2,405)	—	(2,405)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG		08/11/25	MXN	810	3,127	—	3,127

									$5,595	$—	$5,595

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock U.S. Government Bond V.I. Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference index		Reference rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 day IBRCOL	Colombian Overnight Interbank Reference Rate	4.27%
3M LIBOR	London Interbank Offered Rate	2.31%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	7.85%
6M LIBOR	London Interbank Offered Rate	2.45%
6M WIBOR	Warsaw Interbank Offered Rate	1.68%
UKRPI	United Kingdom Retail Price Index	0.1%

Currency Abbreviations

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CNY — Chinese Yuan

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican Peso

RUB — New Russian Ruble

SEK — Swedish Krona

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

Portfolio Abbreviations

BZDIOVER — Overnight Brazil CETIP — Interbank Rate

CLO — Collateralized Loan Obligation

IBRCOL — Colombian Overnight Interbank Reference Rate

LIBOR — London Interbank Offered Rate

MXIBTIIE — Mexico Interbank TIIE 28-Day

OTC — Over-the-counter

TBA — To-be-announced

WIBOR — Warsaw Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock U.S. Government Bond V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$3,552,331	$—	$3,552,331
Non-Agency Mortgage-Backed Securities	—	2,420,803	160,048	2,580,851
U.S. Government Sponsored Agency Securities	—	49,070,906	—	49,070,906
U.S. Treasury Obligations	—	33,275,699	—	33,275,699
Short-Term Securities:
Foreign Government Obligations	—	1,244,625	—	1,244,625
Money Market Funds	1,410,000	—	—	1,410,000
Options Purchased:
Foreign currency exchange contracts	—	13,257	—	13,257
Interest rate contracts	—	5,163	—	5,163
Liabilities:
TBA Sale Commitments	—	(15,784,869)	—	(15,784,869)

	$1,410,000	$73,797,915	$160,048	$75,367,963

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$393	$—	$393
Foreign currency exchange contracts	—	49,542	—	49,542
Interest rate contracts	5,505	144,101	—	149,606
Other contracts	—	5,737	—	5,737
Liabilities:
Credit contracts	—	(294)	—	(294)
Foreign currency exchange contracts	—	(29,846)	—	(29,846)
Interest rate contracts	(57,984)	(300,348)	—	(358,332)
Other contracts	—	(173)	—	(173)

	$(52,479)	$(130,888)	$—	$(183,367)

(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Variable Series Funds, Inc.

Date: May 21, 2018